Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 86.9%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	4,785	$153,933
Omnicom Group, Inc.	2,169	212,649
		366,582
Aerospace & Defense – 2.8%
AAR Corp.*	23,484	1,517,067
Barnes Group, Inc.	19,937	804,259
Boeing (The) Co.*	31,872	6,074,803
General Dynamics Corp.	29,311	8,755,489
Huntington Ingalls Industries, Inc.	4,189	1,172,836
Kratos Defense & Security Solutions, Inc.*	35,832	807,653
L3Harris Technologies, Inc.	12,356	2,803,453
Mercury Systems, Inc.(b)*	23,086	820,707
Moog, Inc., Class A	8,083	1,585,076
Northrop Grumman Corp.	14,035	6,797,431
RTX Corp.	131,923	15,499,633
		46,638,407
Apparel & Textile Products – 0.1%
Deckers Outdoor Corp.*	211	194,675
NIKE, Inc., Class B	4,369	327,063
Ralph Lauren Corp.	743	130,463
Skechers USA, Inc., Class A*	1,757	114,434
Tapestry, Inc.	2,114	84,750
		851,385
Asset Management – 1.1%
Ameriprise Financial, Inc.	393	169,017
Apollo Global Management, Inc.	4,081	511,390
BlackRock, Inc.	6,044	5,297,566
Charles Schwab (The) Corp.	11,841	771,915
Cohen & Steers, Inc.(b)	37,716	3,236,787
Franklin Resources, Inc.	3,469	79,336
Hamilton Lane, Inc., Class A	21,792	3,146,111
Invesco Ltd.	3,772	65,105
KKR & Co., Inc.	36,995	4,567,033
LPL Financial Holdings, Inc.	322	71,329
Raymond James Financial, Inc.	1,859	215,644
Stifel Financial Corp.	11,474	1,017,400
T. Rowe Price Group, Inc.	560	63,958
		19,212,591
Automotive – 0.4%
Autoliv, Inc. (Sweden)	1,170	118,334
	Number of Shares	Value
Automotive (Continued)
BorgWarner, Inc.	3,563	$125,810
Fox Factory Holding Corp.*	21,460	1,145,749
General Motors Co.	9,079	402,381
Gentex Corp.	6,707	208,319
Lear Corp.(b)	12,895	1,573,706
Tesla, Inc.*	11,700	2,715,219
XPEL, Inc.*	32,142	1,313,644
		7,603,162
Banking – 3.7%
Atlantic Union Bankshares Corp.	38,486	1,589,087
Bank of America Corp.	31,673	1,276,739
Bank of NT Butterfield & Son (The) Ltd. (Bermuda)	23,029	882,932
Bank OZK(b)	82,054	3,847,512
Banner Corp.	13,166	779,690
Citigroup, Inc.	102,878	6,674,725
Citizens Financial Group, Inc.	16,526	705,164
City Holding Co.(b)	13,565	1,653,573
Comerica, Inc.	5,027	275,530
Fifth Third Bancorp	16,822	712,243
First Bancorp	35,291	1,475,164
Huntington Bancshares, Inc.	57,547	860,328
JPMorgan Chase & Co.	91,227	19,413,106
KeyCorp	32,917	530,951
M&T Bank Corp.	5,531	952,272
National Bank Holdings Corp., Class A	22,647	948,456
Pinnacle Financial Partners, Inc.	17,127	1,649,673
PNC Financial Services Group (The), Inc.	31,497	5,704,107
Regions Financial Corp.	21,132	472,723
Renasant Corp.	44,530	1,531,387
Seacoast Banking Corp. of Florida	53,826	1,498,516
Simmons First National Corp., Class A	42,564	916,403
Truist Financial Corp.	21,760	972,454
U.S. Bancorp	23,842	1,070,029
Veritex Holdings, Inc.	32,943	825,881
Webster Financial Corp.	59,616	2,958,146
Wells Fargo & Co.	27,685	1,642,828
		61,819,619
Beverages – 0.9%
Brown-Forman Corp., Class B	3,202	144,602
Diageo PLC (United Kingdom)	126,194	3,926,525

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Beverages (Continued)
Duckhorn Portfolio (The), Inc.(b)*	91,002	$660,674
Monster Beverage Corp.*	118,282	6,085,609
PepsiCo, Inc.	29,401	5,076,671
		15,894,081
Biotechnology & Pharmaceuticals – 2.8%
AbbVie, Inc.	28,039	5,196,187
Amgen, Inc.	1,213	403,286
Biogen, Inc.*	492	104,894
Bristol-Myers Squibb Co.	14,545	691,760
Certara, Inc.*	127,038	1,983,063
Eli Lilly & Co.	8,900	7,158,003
Exelixis, Inc.*	6,624	155,333
Gilead Sciences, Inc.	10,353	787,449
Intra-Cellular Therapies, Inc.*	22,501	1,771,279
Johnson & Johnson	54,543	8,609,613
Merck & Co., Inc.	38,413	4,345,663
Pfizer, Inc.	216,925	6,624,890
Regeneron Pharmaceuticals, Inc.*	954	1,029,547
Roche Holding A.G. (Genusschein)	3,756	1,216,041
United Therapeutics Corp.*	528	165,417
Zoetis, Inc.	37,973	6,836,659
		47,079,084
Cable & Satellite – 0.7%
Charter Communications, Inc., Class A(b)*	557	211,504
Comcast Corp., Class A	288,313	11,898,678
Sirius XM Holdings, Inc.(b)	30,329	104,635
		12,214,817
Chemicals – 2.1%
Air Products and Chemicals, Inc.	1,380	364,113
Ashland Global Holdings, Inc.	48,572	4,694,484
Axalta Coating Systems Ltd.*	3,417	121,816
Balchem Corp.	18,554	3,292,593
CF Industries Holdings, Inc.	1,272	97,168
Corteva, Inc.	36,950	2,072,895
DuPont de Nemours, Inc.	55,019	4,605,090
Eastman Chemical Co.	1,183	122,239
Ecovyst, Inc.*	73,657	702,688
Hawkins, Inc.	8,041	835,460
Innospec, Inc.	26,725	3,504,717
LyondellBasell Industries N.V., Class A	1,298	129,099
	Number of Shares	Value
Chemicals (Continued)
PPG Industries, Inc.	18,414	$2,338,210
Sherwin-Williams (The) Co.	31,205	10,946,714
Stepan Co.	18,923	1,601,453
Westlake Corp.	662	97,883
		35,526,622
Commercial Support Services – 0.5%
Casella Waste Systems, Inc., Class A*	25,377	2,628,042
Insperity, Inc.	14,348	1,473,827
Legalzoom.com, Inc.*	112,316	750,271
Paychex, Inc.	1,493	191,134
Robert Half, Inc.	1,663	106,748
Verra Mobility Corp.*	55,970	1,686,376
Waste Management, Inc.	6,050	1,226,093
		8,062,491
Construction Materials – 0.2%
Owens Corning	915	170,538
Trex Co., Inc.*	37,400	3,127,762
		3,298,300
Containers & Packaging – 0.1%
AptarGroup, Inc.	2,068	303,955
Berry Global Group, Inc.	2,470	162,328
Crown Holdings, Inc.	1,184	105,021
Graphic Packaging Holding Co.	6,692	201,429
International Paper Co.	3,536	164,353
Packaging Corp. of America	1,100	219,857
Sealed Air Corp.	2,662	101,289
Smurfit WestRock PLC	3,096	138,825
		1,397,057
Diversified Industrials – 1.1%
3M Co.	5,009	638,898
Dover Corp.	1,268	233,642
Emerson Electric Co.	6,302	738,027
Honeywell International, Inc.	35,827	7,335,578
Illinois Tool Works, Inc.	15,389	3,805,392
Parker-Hannifin Corp.	10,242	5,747,401
		18,498,938
E-Commerce Discretionary – 2.5%
Amazon.com, Inc.*	225,211	42,109,953
eBay, Inc.	2,101	116,836
		42,226,789
Electric Utilities – 2.6%
Ameren Corp.	2,446	193,894

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
American Electric Power Co., Inc.	24,703	$2,423,858
Avista Corp.	39,917	1,563,948
CMS Energy Corp.	3,627	235,030
Consolidated Edison, Inc.	2,782	271,301
Dominion Energy, Inc.	110,357	5,899,685
Duke Energy Corp.	75,116	8,207,925
Evergy, Inc.	3,612	209,496
Eversource Energy	2,504	162,535
Exelon Corp.	67,892	2,525,582
NextEra Energy, Inc.	59,700	4,560,483
Northwestern Energy Group, Inc.	28,867	1,552,179
NRG Energy, Inc.	2,318	174,244
PG&E Corp.	215,197	3,927,345
Sempra	10,248	820,455
Southern (The) Co.	100,688	8,409,462
Xcel Energy, Inc.	46,363	2,702,036
		43,839,458
Electrical Equipment – 1.7%
A.O. Smith Corp.	1,416	120,417
AAON, Inc.	9,939	879,900
Allegion PLC	1,038	142,009
AMETEK, Inc.	1,609	279,129
Amphenol Corp., Class A	15,286	982,278
Eaton Corp. PLC	46,031	14,029,788
Hubbell, Inc.	398	157,469
Johnson Controls International PLC	32,355	2,314,677
Lennox International, Inc.	290	169,215
Novanta, Inc.*	17,639	3,195,834
Otis Worldwide Corp.	13,163	1,243,904
Rockwell Automation, Inc.	394	109,788
Sensata Technologies Holding PLC	37,453	1,460,292
TE Connectivity Ltd.	1,172	180,875
Trane Technologies PLC	8,673	2,899,210
		28,164,785
Entertainment Content – 1.5%
Electronic Arts, Inc.	12,989	1,960,560
Netflix, Inc.*	28,872	18,141,721
Walt Disney (The) Co.	65,115	6,100,624
		26,202,905
Food – 1.5%
BellRing Brands, Inc.*	50,944	2,612,408
Campbell Soup Co.	4,270	200,092
Conagra Brands, Inc.	8,226	249,412
General Mills, Inc.	3,283	220,421
Hershey (The) Co.(b)	879	173,585
	Number of Shares	Value
Food (Continued)
Ingredion, Inc.	1,918	$238,542
J&J Snack Foods Corp.	8,786	1,482,198
Lamb Weston Holdings, Inc.	1,796	107,796
Lancaster Colony Corp.	18,053	3,485,312
Mondelez International, Inc., Class A	80,022	5,469,504
Nestle S.A.(c)	46,883	4,748,904
Post Holdings, Inc.*	59,105	6,463,723
Tyson Foods, Inc., Class A	4,257	259,251
		25,711,148
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	11,555	1,641,850
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	1,289	183,502
Atmos Energy Corp.	2,845	363,819
UGI Corp.	62,512	1,549,047
		2,096,368
Health Care Facilities & Services – 3.8%
Cencora, Inc.	1,372	326,371
Charles River Laboratories International, Inc.*	280	68,348
Cigna Group (The)	33,830	11,795,506
CVS Health Corp.	3,960	238,907
DaVita, Inc.*	1,217	166,267
Elevance Health, Inc.	11,108	5,909,789
Encompass Health Corp.	2,284	212,275
Ensign Group (The), Inc.	27,259	3,836,704
HCA Healthcare, Inc.	2,148	779,831
HealthEquity, Inc.*	55,060	4,321,109
Henry Schein, Inc.*	2,392	172,081
Humana, Inc.	7,369	2,664,704
Labcorp Holdings, Inc.	12,234	2,635,693
McKesson Corp.	18,910	11,667,848
Medpace Holdings, Inc.*	7,070	2,704,416
PACS Group, Inc.(b)*	22,532	806,646
Quest Diagnostics, Inc.	1,993	283,604
Tenet Healthcare Corp.*	677	101,347
UnitedHealth Group, Inc.	25,318	14,587,219
Universal Health Services, Inc., Class B	869	185,757
		63,464,422
Home & Office Products – 0.1%
Arhaus, Inc.(b)	101,968	1,548,894

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home & Office Products (Continued)
Tempur Sealy International, Inc.	1,969	$103,077
Whirlpool Corp.	657	66,994
		1,718,965
Home Construction – 0.4%
Century Communities, Inc.	16,419	1,719,234
DR Horton, Inc.	1,003	180,470
Fortune Brands Innovations, Inc.	17,903	1,446,741
Lennar Corp., Class A	1,019	180,292
Masco Corp.	1,784	138,884
Mohawk Industries, Inc.*	520	83,756
NVR, Inc.*	377	3,245,020
PulteGroup, Inc.	1,368	180,576
Toll Brothers, Inc.	1,708	243,749
		7,418,722
Household Products – 0.9%
Central Garden & Pet Co., Class A*	22,468	772,000
Clorox (The) Co.	987	130,215
Colgate-Palmolive Co.	15,497	1,537,147
Estee Lauder (The) Cos., Inc., Class A	34,000	3,386,740
Kenvue, Inc.	187,002	3,457,667
Kimberly-Clark Corp.	22,639	3,057,397
Prestige Consumer Healthcare, Inc.*	20,602	1,458,828
Reckitt Benckiser Group PLC (United Kingdom)	37,463	2,015,272
		15,815,266
Industrial Intermediate Products – 0.3%
AZZ, Inc.	13,834	1,106,166
RBC Bearings, Inc.(b)*	14,476	4,210,200
		5,316,366
Industrial Support Services – 1.3%
Fastenal Co.	3,105	219,679
Ferguson PLC	8,677	1,931,934
SiteOne Landscape Supply, Inc.*	12,413	1,820,739
United Rentals, Inc.	198	149,906
W.W. Grainger, Inc.	10,445	10,202,780
Watsco, Inc.	253	123,841
WESCO International, Inc.	43,774	7,658,261
		22,107,140
Institutional Financial Services – 1.7%
Bank of New York Mellon (The) Corp.	10,807	703,211
CME Group, Inc.	4,641	899,008
	Number of Shares	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.	2,160	$1,099,505
Intercontinental Exchange, Inc.	28,580	4,331,585
Moelis & Co., Class A	51,006	3,468,408
Morgan Stanley	85,031	8,776,050
Nasdaq, Inc.	93,377	6,319,755
Northern Trust Corp.	6,804	603,175
Perella Weinberg Partners	46,257	874,257
Piper Sandler Cos.	5,690	1,554,963
SEI Investments Co.	3,880	263,219
State Street Corp.	4,136	351,436
		29,244,572
Insurance – 4.3%
Allstate (The) Corp.	17,952	3,071,946
American International Group, Inc.	75,363	5,971,011
AMERISAFE, Inc.	17,980	853,690
Aon PLC, Class A	29,851	9,806,352
Baldwin Insurance Group (The), Inc.*	36,983	1,617,636
Chubb Ltd.	26,816	7,392,099
Goosehead Insurance, Inc., Class A*	26,056	2,352,596
Hartford Financial Services Group (The), Inc.	22,477	2,493,149
Loews Corp.	10,073	805,336
Marsh & McLennan Cos., Inc.	70,561	15,704,762
Progressive (The) Corp.	62,678	13,420,613
Travelers (The) Cos., Inc.	30,214	6,539,518
Willis Towers Watson PLC	9,048	2,554,070
		72,582,778
Internet Media & Services – 6.6%
Alphabet, Inc., Class A	324,839	55,722,882
Booking Holdings, Inc.	108	401,221
GoDaddy, Inc., Class A*	9,905	1,440,682
Meta Platforms, Inc., Class A	92,139	43,750,362
Uber Technologies, Inc.*	120,279	7,754,387
VeriSign, Inc.*	11,860	2,217,939
		111,287,473
IT Services – 1.2%
Accenture PLC, Class A (Ireland)	45,141	14,924,518
Amdocs Ltd.	3,046	266,434
CDW Corp.	685	149,405
Cognizant Technology Solutions Corp., Class A	1,430	108,222

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
IT Services (Continued)
Globant S.A.*	15,510	$3,019,952
ICF International, Inc.	13,048	1,919,361
		20,387,892
Leisure Facilities & Services – 1.0%
Chipotle Mexican Grill, Inc.*	7,486	406,640
Chuy's Holdings, Inc.*	21,279	789,238
Domino's Pizza, Inc.	313	134,183
Marriott International, Inc., Class A	20,328	4,620,554
McDonald's Corp.	4,923	1,306,564
Papa John's International, Inc.	24,053	1,063,864
Red Rock Resorts, Inc., Class A	133,893	7,631,901
Starbucks Corp.	4,230	329,729
TKO Group Holdings, Inc.	776	84,856
Vail Resorts, Inc.	4,211	766,444
Wingstop, Inc.	275	102,817
		17,236,790
Leisure Products – 0.1%
Brunswick Corp.	1,035	84,301
Hasbro, Inc.	931	60,012
Polaris, Inc.	1,043	86,861
YETI Holdings, Inc.*	34,150	1,412,103
		1,643,277
Machinery – 1.2%
Alamo Group, Inc.	8,510	1,640,047
Caterpillar, Inc.	1,348	466,678
CSW Industrials, Inc.	10,007	3,246,471
Deere & Co.	1,635	608,187
Donaldson Co., Inc.	3,985	298,158
Esab Corp.	10,771	1,094,334
Graco, Inc.	1,710	145,435
Helios Technologies, Inc.	28,301	1,300,431
IDEX Corp.	946	197,222
Kadant, Inc.(b)	12,421	4,365,857
Middleby (The) Corp.*	700	94,906
Regal Rexnord Corp.	35,437	5,694,017
Snap-on, Inc.	732	210,106
Stanley Black & Decker, Inc.	792	83,651
Thermon Group Holdings, Inc.*	24,749	812,015
Veralto Corp.	2,212	235,711
Xylem, Inc.	1,249	166,741
		20,659,967
Medical Equipment & Devices – 3.1%
Abbott Laboratories	41,375	4,383,268
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Alcon, Inc.	66,014	$6,205,316
Avanos Medical, Inc.*	52,139	1,247,165
Baxter International, Inc.	1,714	61,395
Becton Dickinson & Co.	3,897	939,411
Boston Scientific Corp.*	44,289	3,272,071
CONMED Corp.	22,152	1,529,374
Enovis Corp.*	51,765	2,466,085
Envista Holdings Corp.*	44,819	765,060
Inspire Medical Systems, Inc.*	9,985	1,408,384
Intuitive Surgical, Inc.*	21,260	9,452,409
Medtronic PLC	25,202	2,024,225
Merit Medical Systems, Inc.*	17,296	1,475,176
Solventum Corp.*	1,231	72,481
Stryker Corp.	22,792	7,463,240
Thermo Fisher Scientific, Inc.	16,408	10,063,683
Waters Corp.*	369	124,087
		52,952,830
Metals & Mining – 0.4%
Constellium S.E.*	89,787	1,599,106
Freeport-McMoRan, Inc.	96,628	4,387,878
		5,986,984
Oil & Gas Supply Chain – 4.5%
Antero Midstream Corp.	75,129	1,078,852
Cheniere Energy, Inc.	29,643	5,413,997
Chevron Corp.	36,325	5,829,073
Civitas Resources, Inc.	16,654	1,161,783
ConocoPhillips	82,802	9,207,582
Coterra Energy, Inc.	84,347	2,176,153
Diamondback Energy, Inc.	5,483	1,109,266
DT Midstream, Inc.	14,619	1,101,688
Enbridge, Inc. (Canada)	158,693	5,938,991
EOG Resources, Inc.	31,191	3,955,019
EQT Corp.	1	24
Exxon Mobil Corp.	58,726	6,964,316
Kinder Morgan, Inc.	244,702	5,170,553
New Fortress Energy, Inc.(b)	40,685	803,122
Northern Oil & Gas, Inc.(b)	36,487	1,575,874
ONEOK, Inc.	60,521	5,043,215
Pembina Pipeline Corp. (Canada)	44,229	1,714,188
Sitio Royalties Corp., Class A	66,686	1,623,804
SM Energy Co.	35,409	1,635,896
Targa Resources Corp.	14,544	1,967,512
TC Energy Corp. (Canada)	134,788	5,722,864
Texas Pacific Land Corp.(b)	134	113,217

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Vital Energy, Inc.(b)*	37,799	$1,648,414
Williams (The) Cos., Inc.	117,484	5,044,763
		76,000,166
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	27,409	2,216,566
Nexstar Media Group, Inc.	552	102,004
		2,318,570
Real Estate Investment Trusts – 2.9%
American Tower Corp.	3,056	673,542
Brixmor Property Group, Inc.	7,178	182,824
BXP, Inc.	1,397	99,620
COPT Defense Properties	57,192	1,656,852
CubeSmart	96,136	4,574,151
Douglas Emmett, Inc.	33,982	546,770
Equinix, Inc.	9,702	7,666,909
Extra Space Storage, Inc.	11,337	1,809,612
Federal Realty Investment Trust	2,053	229,218
Four Corners Property Trust, Inc.	58,004	1,574,229
Kimco Realty Corp.	6,579	142,962
Mid-America Apartment Communities, Inc.	22,192	3,101,776
National Storage Affiliates Trust	75,238	3,202,882
Plymouth Industrial REIT, Inc.	68,113	1,629,263
PotlatchDeltic Corp.	38,023	1,686,700
Prologis, Inc.	50,028	6,306,029
Public Storage	5,705	1,688,224
Rayonier, Inc.	54,227	1,644,705
Ryman Hospitality Properties, Inc.	24,440	2,456,464
SBA Communications Corp.	9,747	2,139,856
Simon Property Group, Inc.	3,937	604,093
Sunstone Hotel Investors, Inc.	73,412	760,548
UDR, Inc.	64,181	2,571,733
Urban Edge Properties	78,808	1,599,802
		48,548,764
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc.*	5,414	1,358,373
Retail - Consumer Staples – 1.0%
Dollar General Corp.	510	61,399
Five Below, Inc.*	21,451	1,560,346
Kroger (The) Co.	4,700	256,150
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Ollie's Bargain Outlet Holdings, Inc.*	27,437	$2,678,948
Target Corp.	78,609	11,823,580
		16,380,423
Retail - Discretionary – 1.7%
Academy Sports & Outdoors, Inc.	27,426	1,482,924
Advance Auto Parts, Inc.	878	55,604
AutoNation, Inc.*	512	97,649
AutoZone, Inc.*	225	705,080
Best Buy Co., Inc.	1,144	98,979
Boot Barn Holdings, Inc.(b)*	14,115	1,884,070
Builders FirstSource, Inc.*	569	95,234
CarMax, Inc.*	21,107	1,782,275
Dick's Sporting Goods, Inc.	430	93,030
Floor & Decor Holdings, Inc., Class A(b)*	18,000	1,764,000
Freshpet, Inc.*	14,628	1,780,228
GMS, Inc.*	17,194	1,654,579
Home Depot (The), Inc.	2,224	818,788
Lithia Motors, Inc.	236	65,214
Lowe's Cos., Inc.	36,012	8,841,306
Lululemon Athletica, Inc.*	525	135,796
O'Reilly Automotive, Inc.*	933	1,050,875
Sonic Automotive, Inc. Class A	13,320	793,073
TJX (The) Cos., Inc.	9,390	1,061,258
Tractor Suppy Co.	742	195,383
Ulta Beauty, Inc.*	462	168,579
Valvoline, Inc.*	87,957	4,090,000
Williams-Sonoma, Inc.(b)	996	154,061
		28,867,985
Semiconductors – 5.9%
Analog Devices, Inc.	37,431	8,660,785
Applied Materials, Inc.	1,516	321,695
ASML Holding N.V. (Netherlands)(c)	8,120	7,606,004
Intel Corp.	6,963	214,043
KLA Corp.	8,743	7,196,101
Lam Research Corp.	266	245,050
Microchip Technology, Inc.	3,268	290,133
Nova Ltd. (Israel)(b)*	9,980	2,060,571
NVIDIA Corp.	461,373	53,989,868
NXP Semiconductors N.V. (China)	18,527	4,875,565
QUALCOMM, Inc.	2,057	372,214
Skyworks Solutions, Inc.	666	75,671
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	41,900	6,947,020

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
Teradyne, Inc.	740	$97,058
Texas Instruments, Inc.	33,716	6,871,658
Veeco Instruments, Inc.(b)*	12,544	519,447
		100,342,883
Software – 7.6%
Adobe, Inc.*	14,944	8,243,858
Akamai Technologies, Inc.*	1,419	139,459
CCC Intelligent Solutions Holdings, Inc.*	211,473	2,169,713
Check Point Software Technologies Ltd. (Israel)*	8,941	1,640,227
Clearwater Analytics Holdings, Inc., Class A*	164,051	3,207,197
CyberArk Software Ltd.*	7,486	1,919,261
Five9, Inc.*	24,444	1,088,980
Guidewire Software, Inc.*	30,102	4,517,407
Intuit, Inc.	11,319	7,327,355
Microsoft Corp.	150,267	62,864,200
Palo Alto Networks, Inc.*	28,677	9,312,282
Paylocity Holding Corp.*	21,331	3,201,143
Q2 Holdings, Inc.*	39,766	2,683,012
Roper Technologies, Inc.	2,057	1,120,551
Salesforce, Inc.	35,778	9,259,346
SS&C Technologies Holdings, Inc.	51,752	3,775,308
Workday, Inc., Class A*	26,360	5,986,883
		128,456,182
Specialty Finance – 3.5%
American Express Co.	35,146	8,893,344
Capital One Financial Corp.	5,333	807,416
Corpay, Inc.*	399	116,436
Credit Acceptance Corp.*	81	46,567
Equifax, Inc.	14,340	4,006,166
FactSet Research Systems, Inc.	414	171,019
Fidelity National Information Services, Inc.	27,841	2,139,024
Jack Henry & Associates, Inc.	635	108,890
MarketAxess Holdings, Inc.	11,683	2,611,501
Moody's Corp.	1,676	765,061
Mr. Cooper Group, Inc.*	42,347	3,806,148
Open Lending Corp.*	122,839	773,886
PayPal Holdings, Inc.*	92,664	6,095,438
S&P Global, Inc.	15,128	7,332,995
Shift4 Payments, Inc., Class A(b)*	46,135	3,173,627
Synchrony Financial	1,996	101,377
	Number of Shares	Value
Specialty Finance (Continued)
Verisk Analytics, Inc.	715	$187,151
Visa, Inc., Class A(b)	70,432	18,711,669
		59,847,715
Steel – 0.0%(a)
Nucor Corp.	434	70,716
Technology Hardware – 3.7%
Apple, Inc.	237,411	52,724,235
Arista Networks, Inc.*	538	186,444
Arrow Electronics, Inc.*	9,752	1,206,225
Ciena Corp.*	52,166	2,751,235
Cisco Systems, Inc.	24,600	1,191,870
Dolby Laboratories, Inc., Class A	3,393	267,233
F5, Inc.*	884	180,018
Fabrinet (Thailand)*	6,215	1,370,780
Garmin Ltd.	1,603	274,514
Hewlett Packard Enterprise Co.	8,699	173,197
HP, Inc.	4,040	145,803
Juniper Networks, Inc.	5,620	211,818
NetApp, Inc.	1,768	224,500
Seagate Technology Holdings PLC	1,043	106,563
TD SYNNEX Corp.	1,698	202,351
Viavi Solutions, Inc.*	183,374	1,474,327
		62,691,113
Telecommunications – 0.7%
AT&T, Inc.	39,123	753,118
Cogent Communications Holdings, Inc.(b)	12,384	874,186
T-Mobile U.S., Inc.	15,487	2,822,970
Verizon Communications, Inc.	178,488	7,232,334
		11,682,608
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	22,341	1,094,932
Transportation & Logistics – 1.6%
Alaska Air Group, Inc.*	38,549	1,446,744
Allegiant Travel Co.(b)	18,409	1,032,193
ArcBest Corp.	12,689	1,599,448
C.H. Robinson Worldwide, Inc.	1,086	96,708
Canadian National Railway Co. (Canada)(b)	16,839	1,949,114
CSX Corp.	34,319	1,204,597
Expeditors International of Washington, Inc.	967	120,701
FedEx Corp.	1,301	393,227

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation & Logistics (Continued)
JB Hunt Transport Services, Inc.	568	$98,349
Knight-Swift Transportation Holdings, Inc.	1,436	78,162
Landstar System, Inc.	879	167,230
Norfolk Southern Corp.	2,384	594,951
Old Dominion Freight Line, Inc.	1,410	296,354
Saia, Inc.(b)*	5,818	2,431,051
Union Pacific Corp.	59,412	14,658,723
United Parcel Service, Inc., Class B	2,147	279,904
		26,447,456
Transportation Equipment – 0.3%
Blue Bird Corp.*	30,841	1,607,433
Cummins, Inc.	837	244,237
PACCAR, Inc.	37,466	3,696,395
		5,548,065
Wholesale - Consumer Staples – 0.1%
Sysco Corp.	21,654	1,659,779
Wholesale - Discretionary – 0.2%
Pool Corp.	8,689	3,250,034
Total Common Stocks (Cost $1,089,327,650)		1,470,735,647

Master Limited Partnerships – 0.9%
Oil & Gas Supply Chain – 0.9%
Energy Transfer L.P.	314,020	5,109,105
Enterprise Products Partners L.P.	124,843	3,602,969
MPLX L.P.	61,175	2,619,514
Plains All American Pipeline L.P.	136,534	2,483,554
Western Midstream Partners L.P.	42,062	1,721,177
Total Master Limited Partnerships (Cost $12,407,889)		15,536,319
	Number of Shares	Value

Investment Companies – 10.6%
Schwab U.S. REIT ETF	848,510	$18,149,629
Utilities Select Sector SPDR® Fund ETF	242,732	17,668,462
Vanguard Consumer Staples ETF(b)	365,463	75,782,408
Vanguard Health Care ETF(b)	245,136	67,333,956
Total Investment Companies (Cost $161,170,574)		178,934,455

	Par(d)/Number of Shares
Short-Term Investments – 2.7%
Money Market Funds – 2.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(e)	25,005,214	25,005,214
Northern Institutional Funds - Liquid Assets Portfolio, 5.42%(e)(f)	18,719,714	18,719,714
		43,724,928
U.S. Government Agencies – 0.1%(g)
FHLB Discount Notes, 0.00%, 8/1/24(h)	$482,000	482,000
FNMA Discount Notes, 0.00%, 8/1/24(h)	1,222,000	1,221,822
		1,703,822
Total Short-Term Investments (Cost $45,428,928)		45,428,750
Total Investments – 101.1% (Cost $1,308,335,041)		1,710,635,171
Liabilities less Other Assets – (1.1)%		(18,821,591)
NET ASSETS – 100.0%		$1,691,813,580

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. As of July 31, 2024, the total value of securities on loan is $59,534,211.
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of July 31, 2024 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2024, total cash collateral has a value of $18,719,714 and total non-cash collateral has a value of $41,597,311.
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SPDR	Standard & Poor's Depositary Receipt
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,458,828,905	$11,906,742	$—	$1,470,735,647
Master Limited Partnerships	15,536,319	—	—	15,536,319
Investment Companies	178,934,455	—	—	178,934,455
Short-Term Investments	43,724,928	1,703,822	—	45,428,750
Total Investments	$1,697,024,607	$13,610,564	$—	$1,710,635,171

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 94.6%
Advertising & Marketing – 0.7%
Dentsu Group, Inc. (Japan)	14,394	$380,624
Publicis Groupe S.A. (France)	10,578	1,104,306
WPP PLC (United Kingdom)	419,746	4,048,905
		5,533,835
Aerospace & Defense – 0.6%
Airbus S.E. (France)	24,600	3,722,638
BAE Systems PLC (United Kingdom)	65,735	1,096,336
Rolls-Royce Holdings PLC (United Kingdom)*	82,025	474,941
		5,293,915
Apparel & Textile Products – 1.5%
adidas A.G. (Germany)	8,732	2,188,216
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	9,824	1,498,468
Kering S.A. (France)	18,830	5,783,409
Swatch Group (The) A.G. (Bearer) (Switzerland)(b)	14,313	2,947,833
Titan Co. Ltd. (India)	11,483	475,527
		12,893,453
Asset Management – 1.2%
3i Group PLC (United Kingdom)	12,137	488,280
EXOR N.V. (Netherlands)	30,051	3,080,603
HDFC Asset Management Co. Ltd. (India)(c)	12,472	613,748
Sanlam Ltd. (South Africa)	301,523	1,350,128
Schroders PLC (United Kingdom)	878,324	4,438,590
St. James's Place PLC (United Kingdom)	24,181	213,005
		10,184,354
Automotive – 3.7%
Bayerische Motoren Werke A.G. (Germany)	55,455	5,143,405
Bridgestone Corp. (Japan)	37,800	1,541,244
Continental A.G. (Germany)	98,707	6,051,120
Denso Corp. (Japan)	41,600	682,199
Fuyao Glass Industry Group Co. Ltd., Class A (China)	98,900	616,183
Honda Motor Co. Ltd. (Japan)	204,400	2,183,927
Huayu Automotive Systems Co. Ltd., Class A (China)	310,100	669,237
	Number of Shares	Value
Automotive (Continued)
Hyundai Mobis Co. Ltd. (South Korea)	8,325	$1,346,904
Kia Corp. (South Korea)	7,363	604,184
Mercedes-Benz Group A.G. (Germany)	81,090	5,360,413
Nissan Motor Co. Ltd. (Japan)	184,976	587,137
Stanley Electric Co. Ltd. (Japan)	46,800	918,868
Sumitomo Electric Industries Ltd. (Japan)	26,900	406,918
Tata Motors Ltd. (India)	30,166	417,785
Toyota Motor Corp. (Japan)	216,700	4,162,972
		30,692,496
Banking – 11.5%
Al Rajhi Bank (Saudi Arabia)	52,895	1,206,048
Axis Bank Ltd. (India)	189,508	2,647,295
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	558,852	5,857,449
Banco do Brasil S.A. (Brazil)	336,600	1,578,217
Bank Central Asia Tbk PT (Indonesia)	2,374,400	1,500,428
Bank for Foreign Trade of Vietnam JSC (Vietnam)	186,300	658,512
Bank Mandiri Persero Tbk PT (Indonesia)	7,352,500	2,899,747
Barclays PLC (United Kingdom)	242,516	725,197
BDO Unibank, Inc. (Philippines)	267,234	628,613
BNP Paribas S.A. (France)	111,798	7,659,701
Capitec Bank Holdings Ltd. (South Africa)	2,265	353,240
China Construction Bank Corp., Class H (China)	3,479,000	2,429,337
China Merchants Bank Co. Ltd., Class H (China)	265,613	1,100,920
Commercial International Bank - Egypt (CIB) GDR (Egypt)(a)	350,044	576,872
Credicorp Ltd. (Peru)	21,667	3,697,257
DBS Group Holdings Ltd. (Singapore)	286,487	7,850,733
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	476,620	3,579,191
HDFC Bank Ltd. ADR (India)	60,180	3,611,402
HSBC Holdings PLC (United Kingdom)	391,346	3,558,941
ICICI Bank Ltd. (India)	95,129	1,386,645
ICICI Bank Ltd. ADR (India)	114,807	3,342,032

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
Intesa Sanpaolo S.p.A. (Italy)	1,086,039	$4,410,224
Kasikornbank PCL (Thailand)(a)	184,000	678,805
KB Financial Group, Inc. (South Korea)	26,705	1,726,374
Kotak Mahindra Bank Ltd. (India)	84,206	1,824,236
Lloyds Banking Group PLC (United Kingdom)	10,495,826	8,018,289
Mitsubishi UFJ Financial Group, Inc. (Japan)	119,200	1,376,802
Mizuho Financial Group, Inc. (Japan)	21,800	498,351
National Bank of Greece S.A. (Greece)	125,305	1,099,808
NatWest Group PLC (United Kingdom)	146,191	693,601
Nedbank Group Ltd. (South Africa)	100,691	1,542,048
OTP Bank Nyrt. (Hungary)	50,647	2,596,244
Qatar National Bank QPSC (Qatar)	180,698	757,878
Resona Holdings, Inc. (Japan)	73,000	523,479
Saudi Awwal Bank (Saudi Arabia)	12,455	130,320
Saudi National Bank (The) (Saudi Arabia)	102,179	1,032,454
Sberbank of Russia PJSC (Russia)(d)	405,212	—
SCB X PCL (Thailand)(a)	158,400	457,714
Shinhan Financial Group Co. Ltd. (South Korea)	38,751	1,704,306
Skandinaviska Enskilda Banken AB, Class A (Sweden)	280,369	4,311,935
Standard Bank Group Ltd. (South Africa)	106,746	1,301,032
Standard Chartered PLC (United Kingdom)	62,271	615,131
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,300	2,621,329
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	59,600	1,506,500
		96,274,637
Beverages – 2.2%
Ambev S.A. ADR (Brazil)*	1,234,580	2,543,235
Anheuser-Busch InBev S.A./N.V. (Belgium)	42,800	2,541,215
Asahi Group Holdings Ltd. (Japan)	10,500	386,538
	Number of Shares	Value
Beverages (Continued)
Becle S.A.B. de C.V. (Mexico)	189,646	$312,293
Budweiser Brewing Co. APAC Ltd. (China)(c)	273,800	332,461
Diageo PLC (United Kingdom)	55,873	1,738,488
Eastroc Beverage Group Co. Ltd., Class A (China)	8,500	274,517
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	51,440	5,671,260
Kirin Holdings Co. Ltd. (Japan)	78,000	1,102,731
Nongfu Spring Co. Ltd., Class H (China)(c)	76,600	297,565
Tingyi Cayman Islands Holding Corp. (China)	1,078,000	1,314,401
Wuliangye Yibin Co. Ltd., Class A (China)	118,000	2,073,958
		18,588,662
Biotechnology & Pharmaceuticals – 5.5%
Astellas Pharma, Inc. (Japan)	61,400	712,115
AstraZeneca PLC (United Kingdom)	28,920	4,594,546
Bayer A.G. (Germany)(a)	260,030	7,736,075
BioNTech S.E. ADR (Germany)*	5,174	445,999
China Medical System Holdings Ltd. (China)	774,000	641,896
Chugai Pharmaceutical Co. Ltd. (Japan)	195,100	8,514,653
Daiichi Sankyo Co. Ltd. (Japan)	35,900	1,462,124
Genmab A/S (Denmark)*	9,271	2,618,795
GSK PLC	91,808	1,782,800
Hypera S.A. (Brazil)*	69,840	354,500
Novartis A.G. (Switzerland)(a)	20,700	2,310,696
Ono Pharmaceutical Co. Ltd. (Japan)	22,500	331,928
Roche Holding A.G. (Genusschein)	33,045	10,698,636
Shionogi & Co. Ltd. (Japan)	55,300	2,432,596
Takeda Pharmaceutical Co. Ltd. (Japan)	49,000	1,375,640
		46,012,999
Cable & Satellite – 0.2%
Liberty Global Ltd., Class A (Belgium)*	101,199	1,972,369

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals – 2.9%
Air Liquide S.A. (France)	16,332	$2,979,858
Akzo Nobel N.V. (Netherlands)	50,500	3,122,529
Asian Paints Ltd. (India)	18,801	693,904
Brenntag S.E. (Germany)	41,500	2,952,158
LG Chem Ltd. (South Korea)	702	157,869
Linde PLC	8,756	3,970,846
Nitto Denko Corp. (Japan)	8,700	755,452
Novonesis (Novozymes) B (Denmark)	33,924	2,159,509
Saudi Basic Industries Corp. (Saudi Arabia)	27,182	570,895
Shin-Etsu Chemical Co. Ltd. (Japan)	44,700	1,986,052
Symrise A.G. (Germany)	26,475	3,336,681
Toray Industries, Inc. (Japan)	91,000	473,114
UPL Ltd. (India)	135,643	928,644
		24,087,511
Commercial Support Services – 1.7%
Bidvest Group (The) Ltd. (South Africa)	78,345	1,177,461
Brambles Ltd. (Australia)	180,000	1,835,042
Compass Group PLC (United Kingdom)	86,869	2,675,132
Eurofins Scientific S.E. (France)	60,035	3,554,308
Recruit Holdings Co. Ltd. (Japan)	42,300	2,425,621
RELX PLC (United Kingdom)	35,687	1,684,338
Rentokil Initial PLC (United Kingdom)	77,289	471,939
Secom Co. Ltd. (Japan)	11,000	702,380
		14,526,221
Construction Materials – 0.3%
Anhui Conch Cement Co. Ltd., Class H (China)	379,500	925,310
Holcim A.G.*	13,815	1,291,017
		2,216,327
Consumer Services – 0.1%
New Oriental Education & Technology Group, Inc. ADR (China)*	9,400	590,508
Containers & Packaging – 0.2%
Klabin S.A. (Brazil)	107,589	418,095
Smurfit WestRock PLC	30,200	1,354,168
		1,772,263
	Number of Shares	Value
Diversified Industrials – 1.1%
Alfa Laval AB (Sweden)	108,050	$4,777,544
Hitachi Ltd. (Japan)	66,500	1,436,844
Siemens A.G. (Germany)(a)	16,657	3,049,849
		9,264,237
E-Commerce Discretionary – 2.5%
Alibaba Group Holding Ltd. (China)	910,000	8,954,605
Alibaba Group Holding Ltd. ADR (China)	29,464	2,323,236
JD.com, Inc. ADR (China)(b)	37,767	996,671
JD.com, Inc., Class A (China)	154,950	2,043,109
MercadoLibre, Inc. (Brazil)*	2,336	3,898,550
PDD Holdings, Inc. (China)*	19,439	2,505,493
		20,721,664
Electric Utilities – 0.4%
Chubu Electric Power Co., Inc. (Japan)	31,681	399,451
Engie Brasil Energia S.A. (Brazil)	73,000	570,846
Metlen Energy & Metals S.A. (Greece)	16,509	652,427
National Grid PLC (United Kingdom)	68,971	875,116
SSE PLC (United Kingdom)	28,374	686,702
		3,184,542
Electrical Equipment – 1.6%
Assa Abloy AB, Class B (Sweden)	98,915	3,012,388
Daikin Industries Ltd. (Japan)	6,900	1,000,546
Mitsubishi Electric Corp. (Japan)	95,100	1,584,535
Schindler Holding A.G. (Switzerland)	3,850	1,030,469
Schneider Electric S.E.	27,379	6,599,305
Voltas Ltd. (India)	9,276	170,723
		13,397,966
Engineering & Construction – 0.4%
Indus Towers Ltd. (India)*	449,041	2,327,747
Larsen & Toubro Ltd. (India)	14,461	660,396
		2,988,143
Entertainment Content – 0.5%
NetEase, Inc. (China)	67,700	1,248,630
NetEase, Inc. ADR (China)	23,491	2,163,756
Nexon Co. Ltd. (Japan)(b)	22,300	480,314
Square Enix Holdings Co. Ltd. (Japan)	8,300	280,307
		4,173,007

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food – 0.9%
Danone S.A. (France)	42,900	$2,787,003
Gruma S.A.B. de C.V., Class B (Mexico)	33,783	633,937
MEIJI Holdings Co. Ltd. (Japan)	40,900	1,032,904
Nestle S.A. ADR(b)	23,880	2,411,641
Want Want China Holdings Ltd. (China)	1,062,000	637,511
Yamazaki Baking Co. Ltd. (Japan)	17,000	420,335
		7,923,331
Gas & Water Utilities – 0.4%
ENN Energy Holdings Ltd. (China)	210,400	1,472,225
ENN Natural Gas Co. Ltd., Class A (China)	328,276	890,954
Indraprastha Gas Ltd. (India)	196	1,285
Osaka Gas Co. Ltd. (Japan)	19,800	448,157
Severn Trent PLC (United Kingdom)	11,130	367,954
		3,180,575
Health Care Facilities & Services – 1.7%
Alfresa Holdings Corp. (Japan)	24,000	374,937
Bangkok Dusit Medical Services PCL NVDR (Thailand)	560,900	413,483
Bumrungrad Hospital PCL (Thailand)(a)	60,300	416,154
Fresenius Medical Care A.G. (Germany)	137,700	5,313,549
Fresenius S.E. & Co. KGaA (Germany)*	155,000	5,553,772
Life Healthcare Group Holdings Ltd. (South Africa)	1,085,250	795,502
Sinopharm Group Co. Ltd., Class H (China)	525,523	1,232,637
		14,100,034
Home & Office Products – 0.7%
Coway Co. Ltd. (South Korea)	15,444	706,561
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	212,900	1,179,549
Haier Smart Home Co. Ltd., Class A (China)	862,300	3,258,066
Midea Group Co. Ltd., Class A (China)	111,800	986,394
		6,130,570
	Number of Shares	Value
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	5,684	$371,065
Sekisui House Ltd. (Japan)	18,169	455,249
		826,314
Household Products – 3.6%
Haleon PLC	1,618,483	7,259,549
Hengan International Group Co. Ltd. (China)	295,500	923,100
Henkel A.G. & Co. KGaA (Germany)	20,300	1,572,903
Hindustan Unilever Ltd. (India)	17,716	573,157
Kao Corp. (Japan)	34,700	1,519,502
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	407,807	726,702
L'Oreal S.A. (France)	12,725	5,502,899
Reckitt Benckiser Group PLC (United Kingdom)	89,992	4,840,999
Unicharm Corp. (Japan)	81,100	2,716,900
Unilever PLC (United Kingdom)	21,329	1,306,717
Unilever PLC (London Exchange) (United Kingdom)	50,751	3,118,888
		30,061,316
Industrial Intermediate Products – 0.3%
SKF AB, Class B (Sweden)	131,600	2,446,557
Industrial Support Services – 0.4%
Ashtead Group PLC (United Kingdom)	44,944	3,243,493
Institutional Financial Services – 0.3%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	340,220	650,828
Daiwa Securities Group, Inc. (Japan)	54,700	451,609
Japan Exchange Group, Inc. (Japan)	15,500	363,915
London Stock Exchange Group PLC (United Kingdom)	8,393	1,021,644
Moscow Exchange MICEX PJSC (Russia)(d)	83,130	—
		2,487,996
Insurance – 4.5%
AIA Group Ltd. (Hong Kong)	446,800	2,988,583
Allianz S.E. (Germany)(a)	39,705	11,183,525
Aviva PLC (United Kingdom)	53,582	345,169

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Insurance (Continued)
BB Seguridade Participacoes S.A. (Brazil)	284,000	$1,760,894
Dai-ichi Life Holdings, Inc. (Japan)	28,600	872,023
HDFC Life Insurance Co. Ltd. (India)(c)	117,771	1,008,330
Legal & General Group PLC (United Kingdom)	94,894	283,033
Manulife Financial Corp. (Canada)	283,500	7,552,334
MS&AD Insurance Group Holdings, Inc. (Japan)	54,600	1,287,170
Ping An Insurance Group Co. of China Ltd., Class H (China)	530,500	2,303,761
Prudential PLC (Hong Kong)	720,088	6,498,356
Sompo Holdings, Inc. (Japan)	20,700	472,000
Tokio Marine Holdings, Inc. (Japan)	30,400	1,192,688
		37,747,866
Internet Media & Services – 3.7%
Baidu, Inc., Class A (China)*	195,500	2,167,627
Meituan, Class B (China)(c)*	246,490	3,413,066
NAVER Corp. (South Korea)	30,015	3,828,188
Prosus N.V. (China)*	161,115	5,620,223
Tencent Holdings Ltd. (China)	270,600	12,487,231
Tencent Music Entertainment Group ADR (China)	83,942	1,190,298
Trip.com Group Ltd. (China)*	44,750	1,910,455
		30,617,088
IT Services – 1.2%
Arabian Internet & Communications Services Co. (Saudi Arabia)	3,432	269,030
Capgemini S.E. (France)	12,080	2,398,164
Fujitsu Ltd. (Japan)	164,700	2,990,981
Globant S.A.*	2,322	452,117
Infosys Ltd. (India)	76,622	1,699,078
Infosys Ltd. ADR (India)(b)	43,520	963,098
Tata Consultancy Services Ltd. (India)	23,870	1,253,430
		10,025,898
Leisure Facilities & Services – 1.2%
Accor S.A. (France)	75,619	2,910,058
Amadeus IT Group S.A. (Spain)	37,200	2,450,025
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Arcos Dorados Holdings, Inc., Class A (Brazil)(b)	36,400	$351,624
Entain PLC (United Kingdom)	28,447	209,046
Flutter Entertainment PLC - CDI (United Kingdom)*	1,011	199,982
InterContinental Hotels Group PLC (United Kingdom)	3,422	344,752
Jiumaojiu International Holdings Ltd. (China)(b)(c)	174,000	64,562
Jollibee Foods Corp. (Philippines)	122,860	484,851
OPAP S.A. (Greece)	38,528	671,737
Yum China Holdings, Inc. (China)	64,145	1,939,745
		9,626,382
Leisure Products – 0.4%
Shimano, Inc. (Japan)	16,900	2,998,131
Machinery – 4.2%
Atlas Copco AB, Class A (Sweden)	273,539	4,868,354
CNH Industrial N.V.	709,066	7,551,553
Daifuku Co. Ltd. (Japan)	106,400	1,925,657
Doosan Bobcat, Inc. (South Korea)	9,204	278,552
Epiroc AB, Class A (Sweden)	163,809	3,057,558
FANUC Corp. (Japan)	46,200	1,369,681
Hangcha Group Co. Ltd., Class A (China)	130,200	300,790
Keyence Corp. (Japan)	8,800	3,847,891
Komatsu Ltd. (Japan)	209,500	5,955,577
Nabtesco Corp. (Japan)	23,666	468,513
Sandvik AB (Sweden)	81,800	1,674,595
SMC Corp. (Japan)	2,000	973,131
Smiths Group PLC (United Kingdom)	78,844	1,810,982
Sumitomo Heavy Industries Ltd. (Japan)(b)	13,364	358,894
WEG S.A. (Brazil)	68,047	608,148
		35,049,876
Medical Equipment & Devices – 2.6%
Alcon, Inc.	49,255	4,629,970
Coloplast A/S, Class B (Denmark)(b)	19,503	2,535,401
FUJIFILM Holdings Corp. (Japan)	37,500	891,598
Hoya Corp. (Japan)	6,300	789,395
Olympus Corp. (Japan)	47,200	814,865

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	76,500	$2,725,123
Smith & Nephew PLC (United Kingdom)	225,354	3,247,989
Sonova Holding A.G. (Switzerland)(a)	8,084	2,478,037
Sysmex Corp. (Japan)	235,400	3,853,797
		21,966,175
Metals & Mining – 2.4%
Anglo American PLC (South Africa)	20,883	633,096
BHP Group Ltd. ADR (Australia)(b)	75,447	4,189,572
Cameco Corp. (Canada)	7,463	339,677
Glencore PLC (Australia)	925,996	5,138,205
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	138,827	780,757
Rio Tinto PLC (Australia)	93,969	6,111,079
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	466,560
United Tractors Tbk PT (Indonesia)	417,500	662,454
Vale S.A. ADR (Brazil)	127,300	1,381,205
		19,702,605
Oil & Gas Supply Chain – 7.0%
BP PLC	1,134,830	6,708,108
Canadian Natural Resources Ltd. (Canada)	56,472	2,005,039
Cenovus Energy, Inc. (Canada)	25,582	515,476
Chevron Corp.	6,664	1,069,372
China Petroleum & Chemical Corp., Class H (China)	1,375,092	881,274
Ecopetrol S.A. ADR (Colombia)	20,008	214,486
ENEOS Holdings, Inc. (Japan)	93,000	487,277
Eni S.p.A. (Italy)	87,343	1,397,471
Equinor ASA (Norway)	37,901	1,003,626
Exxon Mobil Corp.	22,390	2,655,230
Galp Energia SGPS S.A. (Portugal)	56,743	1,193,102
Gazprom PJSC (Russia)(d)*	421,794	—
Imperial Oil Ltd. (Canada)	5,137	368,016
Inpex Corp. (Japan)	89,100	1,375,837
LUKOIL PJSC (Russia)(d)	61,010	—
MOL Hungarian Oil & Gas PLC (Hungary)	122,513	954,928
Neste OYJ (Finland)	31,896	643,752
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
OMV A.G. (Austria)	7,754	$324,428
Petroleo Brasileiro S.A. ADR (Brazil)	265,191	3,784,276
PRIO S.A. (Brazil)	74,500	632,627
PTT Exploration & Production PCL (Thailand)(a)	166,500	685,238
Reliance Industries Ltd. (India)	64,742	2,334,106
Repsol S.A. (Spain)	42,793	610,354
Rosneft Oil Co. PJSC (Russia)(d)	210,931	—
Santos Ltd. (Australia)	72,720	379,083
Shell PLC	561,266	20,465,940
Suncor Energy, Inc. (Canada)	37,001	1,477,735
TotalEnergies S.E. (France)	74,854	5,050,126
Vibra Energia S.A. (Brazil)	212,200	869,637
Woodside Energy Group Ltd. (Australia)	31,961	579,607
		58,666,151
Publishing & Broadcasting – 0.0%(e)
Informa PLC (United Kingdom)	37,157	415,236
Real Estate Owners & Developers – 0.3%
Ayala Corp. (Philippines)	11,810	118,795
Mitsubishi Estate Co. Ltd. (Japan)	78,100	1,331,132
Mitsui Fudosan Co. Ltd. (Japan)	54,000	559,433
Sumitomo Realty & Development Co. Ltd. (Japan)	13,600	449,517
		2,458,877
Real Estate Services – 0.1%
KE Holdings, Inc. ADR (China)	51,069	707,306
Retail - Consumer Staples – 1.7%
Alibaba Health Information Technology Ltd. (China)(b)*	2,090,000	884,032
Alimentation Couche-Tard, Inc. (Canada)	67,473	4,159,365
BIM Birlesik Magazalar A.S. (Turkey)	27,715	523,457
Clicks Group Ltd. (South Africa)	32,760	636,763
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	55,800	101,597

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Jeronimo Martins SGPS S.A. (Portugal)	37,896	$662,359
Koninklijke Ahold Delhaize N.V. (Netherlands)	71,200	2,293,723
Raia Drogasil S.A. (Brazil)	183,194	899,427
Seven & i Holdings Co. Ltd. (Japan)	57,500	688,549
SM Investments Corp. (Philippines)	10,140	158,036
Sumber Alfaria Trijaya Tbk PT (Indonesia)	2,094,300	365,794
Tesco PLC (United Kingdom)	229,653	979,349
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	286,017	951,804
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	246,687	715,210
		14,019,465
Retail - Discretionary – 0.4%
Astra International Tbk PT (Indonesia)	3,152,000	916,263
Fast Retailing Co. Ltd. (Japan)	3,400	937,206
Jardine Matheson Holdings Ltd. (Hong Kong)	19,400	683,442
Localiza Rent a Car S.A. (Brazil)*	102,639	794,088
Zhongsheng Group Holdings Ltd. (China)	222,000	346,377
		3,677,376
Semiconductors – 4.6%
ASE Technology Holding Co. Ltd. (Taiwan)	391,000	1,824,840
ASMPT Ltd. (Hong Kong)	43,300	452,726
Globalwafers Co. Ltd. (Taiwan)	44,000	669,315
Infineon Technologies A.G. (Germany)	139,661	4,851,567
MediaTek, Inc. (Taiwan)	73,000	2,780,215
Novatek Microelectronics Corp. (Taiwan)	56,000	903,143
SK Hynix, Inc. (South Korea)	16,786	2,407,507
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	476,945	13,913,113
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	56,161	9,311,494
Tokyo Electron Ltd. (Japan)	7,900	1,653,055
		38,766,975
	Number of Shares	Value
Software – 1.5%
Dassault Systemes S.E. (France)	68,303	$2,589,283
Open Text Corp. (Canada)	119,048	3,752,558
SAP S.E. (Germany)	4,700	993,675
SAP S.E. ADR (Germany)	25,621	5,421,404
		12,756,920
Specialty Finance – 1.4%
Adyen N.V. (Netherlands)(c)*	2,076	2,539,445
Chailease Holding Co. Ltd. (Taiwan)	167,361	780,765
Edenred S.E. (France)	103,000	4,288,796
Experian PLC	17,040	803,947
Jio Financial Services Ltd. (India)*	54,691	215,362
ORIX Corp. (Japan)	28,500	689,405
Worldline S.A. (France)(c)*	183,200	2,078,749
		11,396,469
Steel – 0.4%
Mitsui & Co. Ltd. (Japan)	64,600	1,498,971
Ternium S.A. ADR (Mexico)	20,331	705,079
thyssenkrupp A.G. (Germany)	235,100	900,198
		3,104,248
Technology Hardware – 4.6%
Accton Technology Corp. (Taiwan)	25,000	391,882
Advantech Co. Ltd. (Taiwan)	31,000	329,733
Casio Computer Co. Ltd. (Japan)	53,100	427,381
Delta Electronics, Inc. (Taiwan)	106,000	1,361,446
Hon Hai Precision Industry Co. Ltd. (Taiwan)	181,000	1,110,420
Kyocera Corp. (Japan)	54,300	683,907
Lenovo Group Ltd. (China)	1,656,000	2,144,869
Murata Manufacturing Co. Ltd. (Japan)	80,200	1,784,288
Nidec Corp. (Japan)	19,000	835,823
Nintendo Co. Ltd. (Japan)	37,500	2,072,190
Panasonic Holdings Corp. (Japan)	99,300	813,385
Samsung Electronics Co. Ltd. (South Korea)	97,772	6,028,844
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	6,075	9,343,683
Sony Group Corp. (Japan)	95,100	8,446,653
TDK Corp. (Japan)	25,000	1,744,058
Yageo Corp. (Taiwan)	51,000	1,243,672
		38,762,234

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Telecommunications – 1.5%
America Movil S.A.B. de C.V. ADR (Mexico)	52,494	$877,700
BT Group PLC (United Kingdom)(b)	155,181	281,421
KDDI Corp. (Japan)	59,700	1,796,374
KT Corp. (South Korea)	36,048	1,049,769
Mobile TeleSystems PJSC (Russia)(d)*	138,416	—
Nippon Telegraph & Telephone Corp. (Japan)	823,600	877,721
Softbank Corp. (Japan)	30,700	400,474
SoftBank Group Corp. (Japan)	33,800	2,065,600
Telkom Indonesia Persero Tbk PT (Indonesia)	15,072,700	2,676,978
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(b)	42,073	750,582
Vodacom Group Ltd. (South Africa)	176,316	989,596
Vodafone Group PLC (United Kingdom)	636,010	595,147
		12,361,362
Tobacco & Cannabis – 0.4%
British American Tobacco PLC (United Kingdom)	61,268	2,173,852
Japan Tobacco, Inc. (Japan)	14,000	411,953
KT&G Corp. (South Korea)	10,161	692,694
		3,278,499
Transportation & Logistics – 1.9%
Canadian National Railway Co. (Canada)(b)	21,365	2,472,999
CCR S.A. (Brazil)	325,260	714,219
DSV A/S (Denmark)	22,700	4,164,195
East Japan Railway Co. (Japan)	73,500	1,400,425
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)(b)	3,760	601,563
Ryanair Holdings PLC ADR (Italy)	34,791	3,524,328
ZTO Express Cayman, Inc. ADR (China)(b)	174,633	3,309,295
		16,187,024
Transportation Equipment – 0.8%
CRRC Corp. Ltd., Class A (China)	493,000	521,028
Daimler Truck Holding A.G. (Germany)	88,072	3,400,371
	Number of Shares	Value
Transportation Equipment (Continued)
Volvo AB, Class B (Sweden)	83,000	$2,118,223
Weichai Power Co. Ltd., Class H (China)	672,000	1,075,501
		7,115,123
Wholesale - Consumer Staples – 0.5%
Bid Corp. Ltd. (South Africa)	19,826	493,470
ITOCHU Corp. (Japan)	41,500	2,128,263
Mitsubishi Corp. (Japan)	67,600	1,396,079
		4,017,812
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)	25,126	1,052,764
Total Common Stocks (Cost $732,561,072)		791,247,157

Preferred Stocks – 0.6%
Banking – 0.1%
Itau Unibanco Holding S.A. ADR, 3.74% (Brazil)(f)	148,100	891,562
Chemicals – 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR, 2.33% (Chile)(b)(f)	12,791	486,825
Containers & Packaging – 0.0%(e)
Klabin S.A., 1.53% (Brazil)(f)	3	2
Technology Hardware – 0.4%
Samsung Electronics Co. Ltd., 2.23% (South Korea)(f)	73,000	3,475,300
Total Preferred Stocks (Cost $5,428,189)		4,853,689

Rights – 0.0%(e)
Retail - Discretionary – 0.0%(e)
Localiza Rent a Car S.A. CVR (Brazil)*	1,623	3,154
RIghts (Cost $—)		3,154

Investment Companies – 1.3%
Franklin FTSE Switzerland ETF	317,703	11,094,189
Total Investment Companies (Cost $10,941,660)		11,094,189

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Short-Term Investments – 4.3%
Money Market Funds – 4.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(g)	26,358,409	$26,358,409
Northern Institutional Funds - Liquid Assets Portfolio, 5.42%(g)(h)	9,359,618	9,359,618
Total Short-Term Investments (Cost $35,718,027)		35,718,027
Total Investments – 100.8% (Cost $784,648,948)		842,916,216
Liabilities less Other Assets – (0.8)%		(6,330,205)
NET ASSETS – 100.0%		$836,586,011
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Security either partially or fully on loan. As of July 31, 2024, the total value of securities on loan is $13,325,658.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $10,347,926 or 1.24% of net assets.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Amount rounds to less than 0.05%.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of July 31, 2024 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2024, total cash collateral has a value of $9,359,618 and total non-cash collateral has a value of $4,263,249.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MICEX	Moscow Interbank Currency Exchange
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qatari Public Shareholding Company

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Concentration by Currency (%)(a)
Euro	21.3
Japanese Yen	14.5
British Pound	14.0
U.S. Dollar	12.8
Hong Kong Dollar	6.3
All other currencies less than 5%	31.1
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	14.5
United States	10.9
China	10.4
Germany	9.0
United Kingdom	7.6
France	6.3
All other countries less than 5%(b)	41.3
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$149,667,014	$641,580,143	$—*	$791,247,157
Preferred Stocks	1,378,389	3,475,300	—	4,853,689
Rights	3,154	—	—	3,154
Investment Companies	11,094,189	—	—	11,094,189
Short-Term Investments	35,718,027	—	—	35,718,027
Total Investments	$197,860,773	$645,055,443	$—	$842,916,216

*Includes securities determined to have no value as of July 31, 2024.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par(a)	Value
Asset-Backed Securities – 4.0%
Other – 3.7%
AGL CLO 12 Ltd., Series 2021-12A, Class D, (3M CME Term SOFR + 3.11%, 2.85% Floor), 8.39%, 7/20/34(b)(c)	$250,000	$250,634
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 8.19%, 1/17/32(b)(c)	250,000	250,208
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.39%, 5/25/35(c)	59,128	58,445
AMMC CLO Ltd., Series 2020-23A, Class D1R2, (3M CME Term SOFR + 3.70%, 3.70% Floor), 8.99%, 4/17/35(b)(c)	150,000	150,996
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.68%, 4/22/33(b)(c)	130,000	130,140
Apidos Loan Fund Ltd., Series 2024-1A, Class E, (3M CME Term SOFR + 5.75%, 5.75% Floor), 11.07%, 4/25/35(b)(c)	220,000	220,637
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 8.93%, 4/22/35(b)(c)	250,000	250,660
Barings CLO Ltd., Series 2018-3A, Class D, (3M CME Term SOFR + 3.16%), 8.44%, 7/20/29(b)(c)	260,000	260,568
Birch Grove CLO Ltd., Series 19A, Class D1RR, (3M CME Term SOFR + 3.85%, 3.85% Floor), 9.17%, 7/17/37(b)(c)	100,000	101,902
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%), 8.03%, 10/20/37(b)(c)(d)	110,000	110,000
	Par(a)	Value
Other (Continued)
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 12.41%, 7/25/34(b)(c)	$250,000	$243,133
Bristol Park CLO Ltd., Series 2016-1A, Class DR, (3M CME Term SOFR + 3.21%, 2.95% Floor), 8.51%, 4/15/29(b)(c)	250,000	250,593
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 8.98%, 4/20/37(b)(c)	210,000	213,887
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 8.15%, 4/17/30(b)(c)	250,000	250,210
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	454,323	311,671
Hayfin U.S. XV Ltd., Series 2024-15A, Class D1, (3M CME Term SOFR + 4.26%, 4.26% Floor), 9.60%, 4/28/37(b)(c)	100,000	102,872
Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.19%, 4.19% Floor), 9.49%, 4/15/34(b)(c)	140,000	142,319
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 5.75%, 1/25/33(c)	285,851	269,523
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M CME Term SOFR + 3.16%, 2.90% Floor), 8.45%, 10/16/33(b)(c)	250,000	250,081
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 13.08%, 5/15/33(b)(c)	487,000	489,622
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M CME Term SOFR + 4.01%, 3.75% Floor), 9.31%, 10/15/34(b)(c)	280,000	280,333

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.28%, 1/20/35(b)(c)	$220,000	$221,165
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class D, (3M CME Term SOFR + 3.66%), 8.96%, 7/15/29(b)(c)	250,000	250,569
OHA Credit Funding 11 Ltd., Series 2022-11A, Class D1R, 7.97%, 7/19/37(d)	180,000	180,000
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, (3M CME Term SOFR + 3.00%, 3.00% Floor), 8.30%, 4/15/31(b)(c)	160,000	160,595
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	168,016	157,530
RAD CLO 21 Ltd., Series 2023-21A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.68%, 1/25/33(b)(c)	160,000	161,981
SMB Private Education Loan Trust,
Series 2021-A, Class D1, 3.86%, 1/15/53(b)	170,215	149,145
Series 2024-D, Class D, 7.51%, 7/05/53(b)	100,000	101,769

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	225,912	212,441
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 9.14%, 4/19/34(b)(c)	250,000	250,180
Trinitas CLO XXVI Ltd., Series 2023-26A, Class C, (3M CME Term SOFR + 2.95%, 2.95% Floor), 8.23%, 1/20/35(b)(c)	170,000	171,014
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, (3M CME Term SOFR + 4.30%, 4.30% Floor), 9.55%, 4/18/37(b)(c)	160,000	164,016
	Par(a)	Value
Other (Continued)

Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.15%, 4.15% Floor), 9.43%, 10/20/34(b)(c)	$110,000	$110,643
Voya CLO Ltd., Series 2020-3A, Class DR, (3M CME Term SOFR + 3.51%, 3.25% Floor), 8.79%, 10/20/34(b)(c)	260,000	260,824
		7,140,306
Specialty Finance – 0.3%
Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 8.28%, 11/22/31(b)(c)	110,000	109,995
Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, (3M CME Term SOFR + 2.95%, 2.95% Floor), 8.23%, 10/20/29(b)(c)	250,000	249,994
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 7.49%, 6/19/37(b)(c)	239,764	239,937
		599,926
Total Asset-Backed Securities (Cost $7,684,841)		7,740,232

	Number of Shares
Common Stocks – 41.1%
Aerospace & Defense – 1.6%
BAE Systems PLC (United Kingdom)	184,285	3,073,526
Asset Management – 1.4%
BlackRock, Inc.	356	312,034
Blackstone, Inc.	1,672	237,675
Macquarie Korea Infrastructure Fund (South Korea)	207,573	1,857,069
T. Rowe Price Group, Inc.	2,296	262,226
		2,669,004

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Automotive – 1.8%
Hyundai Motor Co. (South Korea)	13,700	$2,496,825
Mercedes-Benz Group A.G. (Germany)	14,304	945,558
		3,442,383
Banking – 2.4%
BNP Paribas S.A. (France)	10,580	724,876
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	4,583	34,416
JPMorgan Chase & Co.	14,340	3,051,552
PNC Financial Services Group (The), Inc.	1,507	272,918
Truist Financial Corp.	4,989	222,958
U.S. Bancorp	8,510	381,929
		4,688,649
Beverages – 1.0%
Arca Continental S.A.B. de C.V. (Mexico)	64,413	634,657
Coca-Cola (The) Co.	11,020	735,475
PepsiCo, Inc.	3,174	548,054
		1,918,186
Biotechnology & Pharmaceuticals – 3.2%
AbbVie, Inc.	2,947	546,138
Amgen, Inc.	1,277	424,564
Bristol-Myers Squibb Co.	6,948	330,447
Gilead Sciences, Inc.	5,403	410,952
Johnson & Johnson	5,552	876,383
Novartis A.G. ADR (Switzerland)(e)	27,459	3,061,130
Pfizer, Inc.	17,652	539,092
		6,188,706
Cable & Satellite – 0.5%
Comcast Corp., Class A	21,305	879,257
Chemicals – 0.3%
Air Products and Chemicals, Inc.	1,898	500,787
Construction Materials – 0.3%
Cie de Saint-Gobain S.A. (France)	6,244	535,646
Containers & Packaging – 0.2%
Amcor PLC	42,409	446,567
Diversified Industrials – 0.8%
Emerson Electric Co.	3,803	445,369
Illinois Tool Works, Inc.	662	163,700
Siemens A.G. (Germany)(f)	5,564	1,018,752
		1,627,821
	Number of Shares	Value
Electric Utilities – 0.6%
American Electric Power Co., Inc.	4,076	$399,937
Dominion Energy, Inc.	6,051	323,487
Edison International	4,941	395,329
		1,118,753
Electrical Equipment – 1.5%
Johnson Controls International PLC	41,205	2,947,806
Food – 0.2%
Mondelez International, Inc., Class A	6,042	412,971
Forestry, Paper & Wood Products – 0.6%
UPM-Kymmene OYJ (Finland)	31,798	1,051,752
Gas & Water Utilities – 0.1%
NiSource, Inc.	6,593	206,031
Health Care Facilities & Services – 0.1%
CVS Health Corp.	4,163	251,154
Household Products – 0.5%
Kimberly-Clark Corp.	2,210	298,460
Procter & Gamble (The) Co.	4,184	672,620
		971,080
Institutional Financial Services – 1.8%
CME Group, Inc.	3,059	592,559
Morgan Stanley	26,027	2,686,247
Northern Trust Corp.	3,282	290,949
		3,569,755
Insurance – 1.6%
Zurich Insurance Group A.G. (Switzerland)	5,690	3,128,193
IT Services – 0.2%
International Business Machines Corp.	2,251	432,507
Leisure Facilities & Services – 2.2%
McDonald's Corp.	1,449	384,565
OPAP S.A. (Greece)	212,756	3,709,411
Starbucks Corp.	3,258	253,961
		4,347,937
Leisure Products – 0.1%
Hasbro, Inc.	3,461	223,096

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Medical Equipment & Devices – 0.4%
Baxter International, Inc.	6,401	$229,284
Medtronic PLC	6,600	530,112
		759,396
Metals & Mining – 1.0%
BHP Group Ltd. (Australia)	37,260	1,034,894
Rio Tinto Ltd. (Australia)	12,744	979,276
		2,014,170
Oil & Gas Supply Chain – 3.7%
Chevron Corp.	20,992	3,368,586
Exxon Mobil Corp.	4,706	558,085
Gazprom PJSC (Russia)(g)*	33,780	—
Kinder Morgan, Inc.	17,701	374,022
LUKOIL PJSC (Russia)(g)	1,232	—
ONEOK, Inc.	3,373	281,072
Petroleo Brasileiro S.A. (Brazil)	325,300	2,324,660
Rosneft Oil Co. PJSC (Russia)(g)	17,410	—
Williams (The) Cos., Inc.	6,973	299,421
		7,205,846
Real Estate Investment Trusts – 4.0%
Crown Castle, Inc.	4,746	522,440
Federal Realty Investment Trust	3,382	377,600
PowerGrid Infrastructure Investment Trust (India)(b)	829,453	950,918
Realty Income Corp.	4,031	231,500
Simon Property Group, Inc.	1,398	214,509
TF Administradora Industrial S. de R.L. de C.V. (Mexico)	1,256,908	2,693,808
Ventas, Inc.	4,258	231,806
VICI Properties, Inc.	81,960	2,562,070
		7,784,651
Semiconductors – 1.6%
Broadcom, Inc.	9,985	1,604,390
MediaTek, Inc. (Taiwan)	24,881	947,596
Texas Instruments, Inc.	2,712	552,733
		3,104,719
Software – 1.7%
Kaspi.KZ JSC ADR (Kazakhstan)(e)	25,730	3,348,245
Technology Hardware – 0.1%
NetApp, Inc.	1,592	202,152
Telecommunications – 2.7%
Nippon Telegraph & Telephone Corp. (Japan)	1,226,000	1,306,564
	Number of Shares	Value
Telecommunications (Continued)
Softbank Corp. (Japan)	257,875	$3,363,917
Verizon Communications, Inc.	15,515	628,668
		5,299,149
Tobacco & Cannabis – 1.8%
British American Tobacco PLC ADR (United Kingdom)	72,110	2,570,000
Philip Morris International, Inc.	7,111	818,903
		3,388,903
Transportation & Logistics – 0.2%
United Parcel Service, Inc., Class B	2,810	366,340
Transportation Equipment – 0.9%
Volvo AB, Class B (Sweden)	65,039	1,659,845
Total Common Stocks (Cost $72,205,434)		79,764,983

	Par(a)
Convertible Bonds – 0.2%
Cable & Satellite – 0.1%
DISH Network Corp., 0.00%, 12/15/25(h)	$320,000	233,309
Health Care Facilities & Services – 0.1%
Multiplan Corp., 6.00%, 10/15/27(b)	130,000	90,350
Publishing & Broadcasting – 0.0%(i)
Gannett Co., Inc., 6.00%, 12/01/27(b)	10,000	11,315
Total Convertible Bonds (Cost $339,450)		334,974

Corporate Bonds – 10.6%
Aerospace & Defense – 0.2%
TransDigm, Inc., 6.63%, 3/01/32(b)	180,000	184,109
Triumph Group, Inc., 9.00%, 3/15/28(b)	118,000	124,288
		308,397
Automotive – 0.3%
Ford Motor Co., 3.25%, 2/12/32	120,000	100,732

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Automotive (Continued)
Ford Motor Credit Co. LLC, 3.63%, 6/17/31(e)	$270,000	$236,470
PM General Purchaser LLC, 9.50%, 10/01/28(b)	270,000	277,235
		614,437
Beverages – 0.0%(i)
Triton Water Holdings, Inc., 6.25%, 4/01/29(b)(e)	40,000	38,757
Biotechnology & Pharmaceuticals – 0.1%
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)(e)	110,000	103,026
6.13%, 2/01/27(b)(e)	90,000	76,539

Endo Finance Holdings, Inc., 8.50%, 4/15/31(b)(e)	90,000	94,853
		274,418
Cable & Satellite – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/31(b)	250,000	212,715
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/01/49	70,000	55,263
CSC Holdings LLC,
11.75%, 1/31/29(b)	450,000	406,795
4.13%, 12/01/30(b)	640,000	443,110

Directv Financing LLC, 8.88%, 2/01/30(b)	90,000	90,126
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	40,000	38,518
DISH DBS Corp.,
5.25%, 12/01/26(b)	80,000	66,590
5.75%, 12/01/28(b)(e)	150,000	110,103

DISH Network Corp., 11.75%, 11/15/27(b)	160,000	160,149
Time Warner Cable LLC, 6.75%, 6/15/39	90,000	89,129
		1,672,498
Commercial Support Services – 0.7%
Clean Harbors, Inc., 5.13%, 7/15/29(b)	100,000	96,786
CoreCivic, Inc., 4.75%, 10/15/27	280,000	265,161
GEO Group (The), Inc.,
8.63%, 4/15/29(e)	110,000	114,533
10.25%, 4/15/31	160,000	171,512

GFL Environmental, Inc., 6.75%, 1/15/31(b)	140,000	143,964
	Par(a)	Value
Commercial Support Services (Continued)
RR Donnelley & Sons Co.,
9.75%, 7/31/28(b)	$80,000	$85,840
9.50%, 8/01/29(b)(d)	140,000	141,750
TKC Holdings, Inc.,
6.88%, 5/15/28(b)	170,000	165,516
10.50%, 5/15/29(b)(e)	20,000	19,450

ZipRecruiter, Inc., 5.00%, 1/15/30(b)	130,000	113,740
		1,318,252
Construction Materials – 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27(b)	10,000	9,794
6.38%, 6/15/30(b)(e)	120,000	120,804

Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	100,000	107,765
		238,363
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	140,000	126,835
WW International, Inc., 4.50%, 4/15/29(b)	120,000	42,960
		169,795
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)	210,000	208,747
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(b)(e)	400,000	232,080
		440,827
Electric Utilities – 0.2%
Edison International, (5Y US Treasury CMT + 4.70%), 5.38%, 3/15/26(j)(k)	180,000	175,887
Vistra Operations Co. LLC, 6.88%, 4/15/32(b)	110,000	113,214
		289,101
Electrical Equipment – 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(b)	120,000	113,692
Engineering & Construction – 0.2%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(b)	190,000	192,763
TopBuild Corp.,
3.63%, 3/15/29(b)	80,000	73,644

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Engineering & Construction (Continued)
TopBuild Corp.,
4.13%, 2/15/32(b)	$10,000	$9,008

Tutor Perini Corp., 11.88%, 4/30/29(b)	150,000	164,229
		439,644
Entertainment Content – 0.1%
Historic TW, Inc., 8.30%, 1/15/36	150,000	163,171
Food – 0.0%(i)
Simmons Foods, Inc., 4.63%, 3/01/29(b)	50,000	44,994
Health Care Facilities & Services – 0.8%
Akumin, Inc., (100% Cash), 9.00%, 8/01/27(b)(e)(l)	250,000	218,437
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27(b)	420,000	402,173
6.13%, 4/01/30(b)	220,000	166,936
10.88%, 1/15/32(b)	160,000	171,998

HCA, Inc., 7.50%, 11/06/33	90,000	102,005
LifePoint Health, Inc., 9.88%, 8/15/30(b)	260,000	283,352
Option Care Health, Inc., 4.38%, 10/31/29(b)	210,000	196,135
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	44,888
		1,585,924
Home & Office Products – 0.1%
Newell Brands, Inc., 5.70%, 4/01/26	130,000	129,689
Industrial Support Services – 0.2%
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	90,000	82,237
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)	171,000	72,675
United Rentals North America, Inc., 6.00%, 12/15/29(b)	175,000	177,559
		332,471
Institutional Financial Services – 0.2%
Jane Street Group/JSG Finance, Inc., 7.13%, 4/30/31(b)	150,000	155,592
LPL Holdings, Inc., 4.00%, 3/15/29(b)	110,000	103,662
	Par(a)	Value
Institutional Financial Services (Continued)
State Street Corp., (5Y US Treasury CMT + 2.61%), 6.70%, 3/15/29(j)(k)	$80,000	$80,085
StoneX Group, Inc., 7.88%, 3/01/31(b)	20,000	20,820
		360,159
Internet Media & Services – 0.1%
Ziff Davis, Inc., 4.63%, 10/15/30(b)(e)	110,000	99,218
Leisure Facilities & Services – 1.0%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(e)	110,000	80,210
Caesars Entertainment, Inc., 6.50%, 2/15/32(b)	120,000	121,584
Carnival Corp., 5.75%, 3/01/27(b)(e)	130,000	129,352
Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(b)	50,000	54,052
Full House Resorts, Inc., 8.25%, 2/15/28(b)(e)	230,000	226,415
Mohegan Tribal Gaming Authority, 8.00%, 2/01/26(b)	93,000	87,103
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	120,000	119,464
8.13%, 1/15/29(b)	70,000	74,416
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26(b)	300,000	298,648
8.25%, 1/15/29(b)	60,000	63,473
6.25%, 3/15/32(b)	60,000	61,188
6.00%, 2/01/33(b)(d)	130,000	130,852
Viking Cruises Ltd.,
5.88%, 9/15/27(b)	20,000	19,880
9.13%, 7/15/31(b)	210,000	228,994

VOC Escrow Ltd., 5.00%, 2/15/28(b)	70,000	68,304
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	80,000	83,397
		1,847,332
Leisure Products – 0.1%
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	240,000	237,925

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Machinery – 0.1%
Esab Corp., 6.25%, 4/15/29(b)	$70,000	$70,989
Titan International, Inc., 7.00%, 4/30/28	130,000	126,257
		197,246
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 6.25%, 4/01/29(b)	130,000	132,644
Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	120,000	122,406
		255,050
Metals & Mining – 0.0%(i)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	57,513
Oil & Gas Supply Chain – 2.6%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	410,000	405,881
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(b)	100,000	104,086
Chord Energy Corp., 6.38%, 6/01/26(b)	150,000	150,685
Continental Resources, Inc., 5.75%, 1/15/31(b)	100,000	100,640
Crescent Energy Finance LLC,
9.25%, 2/15/28(b)	110,000	116,125
7.63%, 4/01/32(b)	60,000	61,534
Energy Transfer L.P.,
(3M USD LIBOR + 4.16%), 6.63%, 2/15/28(j)(k)	30,000	29,412
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(j)(k)	20,000	19,936
5.35%, 5/15/45	40,000	36,933
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)	40,000	43,169
4.75%, 1/15/31(b)	150,000	141,629

EQT Corp., 3.13%, 5/15/26(b)	20,000	19,257
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/33(b)	120,000	129,807
Howard Midstream Energy Partners LLC,
8.88%, 7/15/28(b)	110,000	117,091
7.38%, 7/15/32(b)	80,000	82,394

Northern Oil & Gas, Inc., 8.13%, 3/01/28(b)	190,000	193,871
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Occidental Petroleum Corp.,
7.15%, 5/15/28	$180,000	$190,933
6.45%, 9/15/36	120,000	128,182
7.95%, 6/15/39	400,000	474,132
4.40%, 8/15/49	60,000	45,525
Permian Resources Operating LLC,
5.88%, 7/01/29(b)	40,000	39,758
9.88%, 7/15/31(b)	220,000	245,124
7.00%, 1/15/32(b)	70,000	72,477
6.25%, 2/01/33(b)	30,000	30,226

Range Resources Corp., 8.25%, 1/15/29	270,000	280,456
Rockies Express Pipeline LLC,
7.50%, 7/15/38(b)	40,000	41,917
6.88%, 4/15/40(b)	60,000	59,015

Southwestern Energy Co., 4.75%, 2/01/32	300,000	280,347
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/26(b)	80,000	82,220
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	80,000	75,806
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(b)	190,000	195,130
4.13%, 8/15/31(b)(e)	220,000	199,991
3.88%, 11/01/33(b)	150,000	130,090
Venture Global LNG, Inc.,
7.00%, 1/15/30(b)(e)	90,000	90,940
8.38%, 6/01/31(b)	110,000	115,595
9.88%, 2/01/32(b)	150,000	166,513
Western Midstream Operating L.P.,
5.45%, 4/01/44	40,000	36,574
5.30%, 3/01/48	410,000	360,858

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	36,389
		5,130,648
Oil, Gas Services & Equipment – 0.1%
Noble Finance II LLC, 8.00%, 4/15/30(b)(e)	90,000	94,515
Publishing & Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27(b)	110,000	106,549
Gray Television, Inc., 7.00%, 5/15/27(b)(e)	90,000	87,112

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Publishing & Broadcasting (Continued)
iHeartCommunications, Inc., 6.38%, 5/01/26(e)	$30,000	$25,362
McClatchy (The) Co. LLC, (100% Cash), 11.00%, 7/15/27(b)(e)(l)	135,930	148,504
Nexstar Media, Inc., 5.63%, 7/15/27(b)	190,000	184,274
		551,801
Real Estate Investment Trusts – 0.1%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26(e)	130,000	116,770
5.00%, 10/15/27(e)	100,000	81,990

Service Properties Trust, 5.50%, 12/15/27	90,000	85,760
		284,520
Real Estate Owners & Developers – 0.0%(i)
Five Point Operating Co. L.P./Five Point Capital Corp., (Step to 11.00% on 11/15/24), 10.50%, 1/15/28(b)(m)	75,562	77,651
Real Estate Services – 0.1%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/01/31(b)	110,000	118,311
Renewable Energy – 0.1%
Sunnova Energy Corp., 5.88%, 9/01/26(b)(e)	330,000	272,910
Retail - Discretionary – 0.3%
Bath & Body Works, Inc.,
5.25%, 2/01/28(e)	60,000	58,795
6.63%, 10/01/30(b)	20,000	20,190

Builders FirstSource, Inc., 4.25%, 2/01/32(b)	90,000	80,435
Foot Locker, Inc., 4.00%, 10/01/29(b)	190,000	162,629
Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)	140,000	103,562
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 3/01/32(e)	70,000	69,752
		495,363
Software – 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(b)	140,000	141,201
Cloud Software Group, Inc., 8.25%, 6/30/32(b)	130,000	134,876
	Par(a)	Value
Software (Continued)
Gen Digital, Inc., 7.13%, 9/30/30(b)(e)	$220,000	$227,438
Placehold Community Brand, 0.00%, 6/13/29(d)	13,188	13,188
Rackspace Finance LLC, 3.50%, 5/15/28(b)	23,400	10,134
		526,837
Specialty Finance – 0.3%
FirstCash, Inc., 5.63%, 1/01/30(b)	120,000	116,557
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(b)	220,000	225,168
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	200,000	183,600
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	80,000	82,276
		607,601
Technology Hardware – 0.1%
CommScope LLC, 6.00%, 3/01/26(b)	160,000	150,189
EquipmentShare.com, Inc., 8.63%, 5/15/32(b)	110,000	114,208
		264,397
Transportation & Logistics – 0.4%
American Airlines, Inc., 8.50%, 5/15/29(b)	120,000	123,541
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	150,000	146,581
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)(e)	200,000	185,109
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25(b)	100,000	63,225
8.00%, 9/20/25(b)(e)	250,000	158,063

U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	20,901	20,519
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26	27,120	26,761
XPO, Inc., 6.25%, 6/01/28(b)	100,000	101,089
		824,888

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Transportation Equipment – 0.0%(i)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)		$70,000	$73,579
Total Corporate Bonds (Cost $20,525,252)			20,551,894

Foreign Government Inflation-Linked Bonds – 0.0%(i)
Sovereign Government – 0.0%(i)
Uruguay Government International Bond,
3.88%, 7/02/40	UYU	1,530,000	52,094
3.40%, 5/16/45	UYU	60,000	1,493
Total Foreign Government Inflation-Linked Bonds (Cost $61,701)			53,587

Foreign Issuer Bonds – 6.4%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)		210,000	187,698
Argentina – 0.2%
Pan American Energy LLC, 8.50%, 4/30/32(b)		130,000	135,603
Provincia de Buenos Aires, (Step to 6.63% on 9/01/24), 6.38%, 9/01/37(b)(m)		294,510	130,026
Provincia de Cordoba, 6.99%, 6/01/27(b)		200,000	174,000
			439,629
Brazil – 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/26(h)	BRL	114,000	17,236
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	324,683
MercadoLibre, Inc., 3.13%, 1/14/31		270,000	235,060
Suzano Austria GmbH, 3.13%, 1/15/32		120,000	99,392
			676,371
Canada – 0.5%
Bank of Nova Scotia (The), (5Y US Treasury CMT + 4.02%), 8.00%, 1/27/84(k)		250,000	261,843
Bombardier, Inc., 7.88%, 4/15/27(b)		114,000	114,173
Empire Communities Corp., 9.75%, 5/01/29(b)		70,000	72,271
	Par(a)	Value
Canada (Continued)
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	$80,000	$79,985
MEG Energy Corp., 7.13%, 2/01/27(b)	78,000	79,017
TransAlta Corp.,
7.75%, 11/15/29	110,000	115,407
6.50%, 3/15/40	170,000	172,119
		894,815
China – 0.1%
Prosus N.V., 3.06%, 7/13/31(b)	270,000	226,185
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36	200,000	198,999
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 2.10%), 6.47%, 1/09/26(b)(k)	270,000	271,104
Dominican Republic – 0.2%
Dominican Republic International Bond, 4.88%, 9/23/32(e)	310,000	283,709
France – 0.5%
Altice France S.A., 5.50%, 10/15/29(b)	840,000	590,737
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(b)(j)(k)	200,000	205,999
Credit Agricole S.A., (5Y USD Swap Rate + 6.19%), 8.13%, 12/23/25(b)(j)(k)	200,000	204,001
		1,000,737
Germany – 0.1%
ZF North America Capital, Inc., 6.88%, 4/23/32(b)	150,000	155,086
Guatemala – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)	250,000	219,609
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y US Treasury CMT + 2.72%), 6.95%, 3/10/55(k)	150,000	151,680

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V.,
4.75%, 5/09/27		$260,000	$251,967
4.10%, 10/01/46		210,000	147,889
			399,856
Italy – 0.3%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)		400,000	454,263
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(k)		210,000	201,596
			655,859
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(b)		300,000	291,845
Jamaica – 0.0%(i)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	67,710
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	230,636
Kazakhstan – 0.1%
KazMunayGas National Co. JSC, 4.75%, 4/19/27(b)		250,000	243,704
Kenya – 0.1%
Republic of Kenya Government International Bond, 9.75%, 2/16/31(b)		280,000	266,351
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	214,176
Luxembourg – 0.1%
Altice Financing S.A., 5.75%, 8/15/29(b)		310,000	235,280
Macau – 0.2%
Sands China Ltd., 3.35%, 3/08/29		450,000	396,659
Mexico – 0.9%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(k)		250,000	246,234
Mexican Bonos,
5.75%, 3/05/26	MXN	2,710,000	135,289
		Par(a)	Value
Mexico (Continued)
Mexican Bonos,
8.50%, 5/31/29	MXN	$10,620,000	$543,762
7.75%, 11/23/34	MXN	14,570,000	682,594

Mexico Government International Bond, 4.75%, 3/08/44		150,000	122,800
			1,730,679
Morocco – 0.1%
OCP S.A., 6.75%, 5/02/34(b)		200,000	208,438
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	159,716
Supranational – 0.3%
Inter-American Development Bank, 7.35%, 10/06/30	INR	52,000,000	634,173
Switzerland – 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 5/01/27(b)		200,000	181,037
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(b)		200,000	201,175
United Arab Emirates – 0.2%
DP World Ltd., 5.63%, 9/25/48(b)		290,000	279,535
United Kingdom – 0.4%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.75%, 1/15/32(b)		230,000	219,732
Marks & Spencer PLC, 7.13%, 12/01/37(b)		100,000	107,811
Mclaren Finance PLC, 7.50%, 8/01/26(b)(e)		400,000	349,600
			677,143
Zambia – 0.3%
First Quantum Minerals Ltd.,
6.88%, 10/15/27(b)(e)		280,000	275,315
9.38%, 3/01/29(b)		280,000	294,489
			569,804
Total Foreign Issuer Bonds (Cost $12,688,042)			12,349,398

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Master Limited Partnerships – 3.8%
Oil & Gas Supply Chain – 3.8%
Energy Transfer L.P.	225,895	$3,675,312
Enterprise Products Partners L.P.	129,092	3,725,595
Total Master Limited Partnerships (Cost $6,076,350)		7,400,907

	Par(a)
Mortgage-Backed Securities – 7.0%
Commercial Mortgage-Backed Securities – 3.2%
Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, 7/15/56(b)	$250,000	210,587
BMP, Series 2024-MF23, Class E, (1M CME Term SOFR + 3.39%, 3.39% Floor), 8.72%, 6/15/41(b)(c)	150,000	147,562
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 6.29%, 11/15/38(b)(c)	184,930	182,734
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 7.09%, 9/15/36(b)(c)	270,000	265,531
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 6.32%, 1/17/39(b)(c)	212,000	209,019
Series 2024-BI02, Class D, 7.97%, 8/13/41(d)	100,000	100,478
Series 2024-KING, Class E, (1M CME Term SOFR + 3.69%, 3.69% Floor), 9.02%, 5/15/34(b)(c)	150,000	149,575
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.34%, 10/15/36(b)(c)	270,000	266,487
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 7.38%, 9/15/34(b)(c)	201,443	192,448
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/27(b)	$230,000	$229,053
Series 2024-CNYN, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 8.02%, 4/15/29(b)(c)	198,716	197,178

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 6.54%, 8/15/36(b)(c)	270,000	252,548
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	238,789
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.35%, 8/15/48(n)	180,000	149,400
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.14%, 7/15/38(b)(c)	235,668	234,417
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 8.29%, 7/15/38(b)(c)	235,668	235,226
GS Mortgage Securities Trust,
Series 2015-GC30, Class C, 4.07%, 5/10/50(n)	180,000	158,442
Series 2015-GC32, Class D, 3.35%, 7/10/48	220,000	200,450
Series 2017-GS6, Class A2, 3.16%, 5/10/50	190,518	180,510
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5, 3.91%, 1/15/49	200,000	195,183
Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 6.74%, 3/15/39(b)(c)	350,000	343,875

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 8.24%, 3/15/39(b)(c)	$190,000	$183,944

KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 8.14%, 2/17/39(b)(c)	150,000	146,383
MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.15%, 11/15/35(b)(c)	82,581	82,595
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1M CME Term SOFR + 2.72%, 2.60% Floor), 8.04%, 4/15/38(b)(c)	167,775	165,364
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(n)	90,000	95,443
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 6.73%, 3/15/39(b)(c)	260,000	256,831
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 10.62%, 3/15/39(b)(c)	200,000	189,790

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 10.46%, 3/15/39(b)(c)	195,000	187,773
ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.24%, 7/15/39(b)(n)	180,000	180,068
SMRT, Series 2022-MINI, Class D, (1M CME Term SOFR + 1.95%, 1.95% Floor), 7.28%, 1/15/39(b)(c)	210,000	205,275
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, 12/15/47	190,000	187,379
		6,220,337
	Par(a)	Value
Whole Loan – 3.8%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.10%, 1/25/67(b)(n)	$140,875	$130,080
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(n)	173,959	167,228
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(n)	143,226	141,267
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	179,033	175,484
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(b)(m)	191,738	193,705

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(b)(m)	160,000	161,553
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(m)	210,267	210,839
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(n)	207,514	199,159
Series 2024-1, Class M1, 6.59%, 2/25/69(b)	160,000	161,389

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	184,838	163,853
FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	100,000	80,987
FHLMC STACR REMIC Trust,
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 8.35%, 12/25/50(b)(c)	260,000	279,893
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 10.10%, 1/25/51(b)(c)	240,000	258,526
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.75%, 8/25/33(b)(c)	270,000	301,979
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 9.10%, 2/25/42(b)(c)	225,000	236,594

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2022-DNA6, Class M2, (30D Average SOFR + 5.75%), 11.10%, 9/25/42(b)(c)	$160,000	$178,616
Series 2020-DNA5, Class B1, (30D Average SOFR + 4.80%), 10.15%, 10/25/50(b)(c)	180,000	207,372
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.75%, 2/25/42(b)(c)	210,000	215,768
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%, 4.15% Floor), 9.61%, 2/25/30(c)	330,000	352,687
Series 2022-R03, Class 1M2, (30D Average SOFR + 3.50%), 8.85%, 3/25/42(b)(c)	250,000	263,252
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 8.95%, 7/25/42(b)(c)	200,000	211,750
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%, 2.70% Floor), 8.05%, 1/25/44(b)(c)	200,000	204,625

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	194,087	177,453
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, (Step to 8.52% on 9/25/26), 7.02%, 1/25/29(b)(m)	160,000	161,890
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(n)	209,684	191,892
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(n)	208,657	192,583
NYMT Loan Trust, Series 2024-BPL1, Class A1, (Step to 8.65% on 8/25/26), 7.15%, 2/25/29(b)(m)	160,000	161,097
	Par(a)	Value
Whole Loan (Continued)
OBX Trust,
Series 2022-NQM6, Class A1, (Step to 4.72% on 7/25/26), 4.70%, 7/25/62(b)(m)	$216,824	$214,306
Series 2024-NQM, Class 3 M1, 6.85%, 12/25/63(b)	200,000	203,851

Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, (Step to 8.50% on 8/25/26), 7.50%, 2/25/30(b)(m)	160,000	161,313
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(n)	219,953	203,227
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.03%, 5/25/55(b)(n)	220,000	203,303
Series 2017-5, Class B1, (1M CME Term SOFR + 1.91%), 6.76%, 2/25/57(b)(c)	250,000	260,376
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 7.71%, 5/25/58(b)(c)	190,000	185,966
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(m)	88,913	89,984
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(b)(m)	186,160	185,410
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(b)(m)	147,183	149,565
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(b)(m)	187,111	189,452
		7,428,274
Total Mortgage-Backed Securities (Cost $13,519,775)		13,648,611

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value

Term Loans – 7.8%(c)
Advertising & Marketing – 0.1%
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.15%, 10/11/28	$246,875	$231,549
Aerospace & Defense – 0.1%
Ovation Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.75% Floor), 8.83%, 4/21/31	140,000	140,700
Asset Management – 0.2%
First Eagle Holdings, Inc., Tranche B-2 Term Loan, (3M USD CME Term SOFR + 3.00%), 8.33%, 3/05/29	79,800	79,102
Nexus Buyer LLC, Amendment No. 5 Term Loan, (1M USD CME Term SOFR + 4.50%), 9.82%, 12/13/28	259,350	259,220
Nexus Buyer LLC, Amendment No. 7 Refinancing Term Loan , 7/18/31(o)	30,000	29,625
		367,947
Automotive – 0.1%
Clarios Global L.P., Amendment No. 5 Dollar Term Loan, (1M USD CME Term SOFR + 2.50%), 7.84%, 5/06/30	129,675	129,892
First Brands Group LLC, 2022-II Incremental Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 10.51%, 3/30/27	138,298	137,390
		267,282
Beverages – 0.2%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.33%, 3/31/28	139,300	139,961
Triton Water Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.85%, 3/31/28	230,688	231,242
		371,203
	Par(a)	Value
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.25%), 8.66%, 3/31/31	$100,000	$95,195
Commercial Support Services – 0.4%
LRS Holdings LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.71%, 8/31/28	230,734	215,736
LTR Intermediate Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.50%, 1.00% Floor), 9.96%, 5/05/28	149,614	145,828
Nielsen Consumer, Inc., Ninth Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.09%, 3/06/28	110,000	109,725
Prime Security Services Borrower LLC, 2024 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.25%), 7.58%, 10/13/30	89,775	89,990
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.84%, 11/14/30	189,525	189,857
Ryan LLC, Delayed Draw Term Loan, 11/14/30(p)	20,000	20,035
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.21%, 3/24/28	49,871	46,399
		817,570
Communications – 0.0%(i)
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.96%, 1/31/29	20,000	19,473
Consumer Cyclical – 0.6%
Allwyn Entertainment Financing LLC, Term Loan B, 6/02/31(o)	110,000	109,702
DS Parent, Inc., Term Loan B, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.83%, 1/31/31	180,000	178,031

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Consumer Cyclical (Continued)
First Brands Group LLC, 2021 Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 10.51%, 3/30/27	$9,974	$9,898
Flutter Entertainment PLC, Term B Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 7.58%, 11/29/30	208,950	209,516
Garda World Security Corp., Fourth Additional Term Loan, (3M USD CME Term SOFR + 4.25%), 9.59%, 2/01/29	258,427	259,138
Harbor Freight Tools USA, Inc., Replacement Term Loan, (1M USD CME Term SOFR + 2.50%), 7.84%, 6/11/31	140,000	138,107
Spencer Spirit IH LLC, Initial Term Loan, (1M USD CME Term SOFR + 5.50%), 10.83%, 7/15/31	200,000	198,500
Varsity Brands, Inc., Term Loan, 7/25/31(o)	80,000	79,533
		1,182,425
Consumer Non-Cyclical – 0.1%
CB Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.25%, 0.75% Floor), 10.58%, 7/01/31	46,812	46,578
Global Medical Response, Inc., 2024 Extended Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.85%, 10/31/28	170,834	166,563
		213,141
Consumer Services – 0.0%(i)
Adtalem Global Education, Inc., 2024 Repricing Term Loan, (1M USD CME Term SOFR + 3.50%, 0.75% Floor), 8.84%, 8/11/28	24,514	24,637
WW International, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.96%, 4/13/28	20,000	7,419
		32,056
	Par(a)	Value
Electrical Equipment – 0.1%
EMRLD Borrower L.P., Initial Term B Loan, (1M USD CME Term SOFR + 2.50%), 7.84%, 5/31/30	$152,694	$152,676
EMRLD Borrower L.P., Second Amendment Incremental Term Loan, 8/04/31(o)	20,000	20,000
		172,676
Energy – 0.0%(i)
NGP XI Midstream Holdings LLC, Initial Term Loan, 7/25/31(o)	50,000	49,813
Engineering & Construction – 0.0%(i)
Chromalloy Corp., Term Loan, (3M USD CME Term SOFR + 3.75%), 9.08%, 3/27/31	60,000	59,025
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 10.98%, 2/10/27	329,226	217,289
Health Care Facilities & Services – 0.7%
Cardinal Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.75% Floor), 9.98%, 11/12/27	237,824	219,987
EyeCare Partners LLC, Tranche B Term Loan, (3M USD CME Term SOFR + 4.61%), 9.99%, 11/30/28	152,908	93,274
EyeCare Partners LLC, Tranche C Term Loan, (3M USD CME Term SOFR + 6.75%), 12.13%, 11/30/28	59,244	10,960
Gainwell Acquisition Corp., Term B Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.43%, 10/01/27	251,346	223,069
LifePoint Health, Inc., 2024 Incremental Term Loan, (3M USD CME Term SOFR + 4.00%), 9.33%, 5/17/31	40,000	40,100
LifePoint Health, Inc., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 4.75%), 10.05%, 11/16/28	300,536	301,937

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
MPH Acquisition Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.86%, 9/01/28	$138,575	$116,529
PDS Holdco, Inc., Delayed Draw Term Loan, (3M USD CME Term SOFR + 4.50%), 10.10%, 8/18/28	31,715	21,870
PDS Holdco, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 10.11%, 8/18/28	310,447	214,078
Phoenix Guarantor, Inc., Tranche B-4 Term Loan, (1M USD CME Term SOFR + 3.25%), 8.59%, 2/21/31	111,052	111,059
TEAM Services Group LLC, Incremental Term Loan, 12/20/27(o)	30,000	29,325
		1,382,188
Industrial Support Services – 0.3%
Accession Risk Management Group, Inc., 2022 Delayed Draw Tranche 2 Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	9,276	9,229
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.98%, 11/01/29	7,510	7,472
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.90%, 11/01/29	4,270	4,249
Accession Risk Management Group, Inc., 2023 Delayed Draw Term Loan,
11/01/29(o)(p)	31,468	31,311
11/01/29(p)	1,532	1,524

Accession Risk Management Group, Inc., 2023 Delayed Draw Tranche 2 Term Loan, (3M USD CME Term SOFR + 6.00%, 0.75% Floor), 11.33%, 11/01/29	76,593	76,210
Accession Risk Management Group, Inc., Initial Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	1,054	1,049
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.98%, 11/01/29	1,849	1,840
	Par(a)	Value
Industrial Support Services (Continued)
Accession Risk Management Group, Inc., Initial Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.90%, 11/01/29	$27,474	$27,337
Accession Risk Management Group, Inc., Tranche B Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	1,300	1,293
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.98%, 11/01/29	5,893	5,864
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.90%, 11/01/29	13,617	13,549
Accession Risk Management Group, Inc., Tranche C Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	1,431	1,424
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.98%, 11/01/29	15,564	15,486
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.90%, 11/01/29	4,979	4,954
PECF USS Intermediate Holding III Corp., Initial Term Loan,
(3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.71%, 12/15/28	1,150	709
(3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.76%, 12/15/28	447,350	275,867
		479,367
Institutional Financial Services – 0.5%
Ascensus Group Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.96%, 8/02/28	244,707	244,707
CTC Holdings L.P., Term Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.48%, 2/20/29	171,450	170,593
Hudson River Trading LLC, Term Loan, (1M USD CME Term SOFR + 3.00%), 8.46%, 3/20/28	230,664	230,590

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Jane Street Group LLC, 2024 Repricing Term Loan, (1M USD CME Term SOFR + 2.50%), 7.96%, 1/26/28	$189,735	$190,058
VFH Parent LLC, Term B-1 Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.09%, 6/21/31	120,000	119,887
		955,835
Insurance – 0.6%
Acrisure LLC, 2023 Refinancing Term Loan, (1M USD CME Term SOFR + 4.50%), 9.82%, 11/06/30	198,004	198,499
Acrisure LLC, 2021-2 Additional Term Loan, (1M USD Syn LIBOR + 4.25%, 0.50% Floor), 9.68%, 2/15/27	332,350	329,857
AssuredPartners, Inc., 2024 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.84%, 2/14/31	209,475	210,130
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 8.71%, 7/31/27	182,970	181,106
HIG Finance 2 Ltd., 2023 Term Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.25%, 4/18/30	39,500	39,525
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, (3M USD CME Term SOFR + 3.75%), 9.00%, 2/24/28	158,250	158,448
		1,117,565
Internet Media & Services – 0.1%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.59%, 5/03/28	169,146	168,706
IT Services – 0.5%
Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31(o)	180,000	179,550
	Par(a)	Value
IT Services (Continued)
Evertec Group LLC, Term Loan B, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.59%, 10/30/30	$72,000	$72,540
Planview Parent, Inc., 2024-A Incremental Term Loan,
(3M USD CME Term SOFR + 3.75%), 9.09%, 12/17/27	217,876	217,569
12/18/28(o)	50,000	49,250

UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.95%, 11/20/28	448,500	449,904
		968,813
Leisure Facilities & Services – 0.5%
Alterra Mountain Co., Series B-4 Term Loan, (1M USD CME Term SOFR + 3.25%), 8.59%, 8/17/28	219,624	220,312
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (3M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.10%, 2/06/30	75,800	75,990
Caesars Entertainment, Inc., Term B-1 Loan, (3M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.10%, 2/06/31	149,625	149,758
Four Seasons Holdings, Inc., 2024 Repricing Term Loan, (1M USD CME Term SOFR + 2.00%, 0.50% Floor), 7.34%, 11/30/29	129,344	129,731
Station Casinos LLC, Term B Facility, 3/14/31(o)	200,000	200,170
UFC Holdings LLC, Term B-3 Loan, (3M USD CME Term SOFR + 2.75%, 0.75% Floor), 8.29%, 4/29/26	143,578	143,877
		919,838
Leisure Products – 0.1%
19th Holdings Golf LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.68%, 2/07/29	221,385	217,374

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Medical Equipment & Devices – 0.2%
Medline Borrower L.P., Refinancing Term Loan, (1M USD CME Term SOFR + 2.50%, 0.50% Floor), 7.84%, 10/23/28	$69,825	$70,030
Medline Borrower L.P., Third Amendment Incremental Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 7.59%, 10/23/28	70,000	70,055
Sotera Health Holdings LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 3.25%), 8.59%, 5/30/31	200,000	199,688
		339,773
Metals & Mining – 0.1%
GEO Group (The), Inc., The Term Loan, (1M USD CME Term SOFR + 5.25%, 0.75% Floor), 10.59%, 4/13/29	79,000	80,358
Publishing & Broadcasting – 0.2%
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 8.46%, 9/24/28	148,470	136,895
Gray Television, Inc., Term F Loan, (1M USD CME Term SOFR + 5.25%), 10.59%, 6/04/29	50,000	48,458
Learfield Communications LLC, 2023 Term Loan, (1M USD CME Term SOFR + 5.50%, 2.00% Floor), 10.84%, 6/30/28	208,599	209,252
		394,605
Retail - Discretionary – 0.2%
Peer Holding III B.V., Facility B-4, (3M USD CME Term SOFR + 3.25%), 8.58%, 10/28/30	119,700	120,224
Peer Holding III B.V., Term Loan B-5, 6/20/31(o)	90,000	90,338
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 9.59%, 8/31/28	208,933	208,672
		419,234
	Par(a)	Value
Software – 1.0%
Cloudera, Inc., Initial Term Loan,
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.19%, 10/08/28	$249,972	$242,160
(1M USD CME Term SOFR + 6.00%), 11.44%, 10/08/29	50,000	46,562

Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 3.25%), 8.59%, 5/01/31	139,650	140,087
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 12.34%, 2/19/29	340,000	292,682
DCert Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 9.34%, 10/16/26	311,484	289,924
Leia Finco US LLC, Term Loan, 7/02/31(o)	240,000	236,700
Mitchell International, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.59%, 6/17/31	210,000	207,568
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 9.83%, 7/01/31	250,000	240,375
MRI Software LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.93%, 2/10/27	128,141	127,019
MRI Software LLC, Second Amendment Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.93%, 2/10/27	39,548	39,202
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.00%, 10/28/30	149,625	150,155
		2,012,434
Specialty Finance – 0.3%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 8.21%, 5/15/26	74,112	72,815

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Specialty Finance (Continued)
Blackhawk Network Holdings, Inc., Additional Term B-1 Loan, (1M USD CME Term SOFR + 5.00%, 1.00% Floor), 10.34%, 3/12/29	$100,000	$100,425
Blackstone Mortgage Trust, Inc., 2019 New Term Loan, (1M USD CME Term SOFR + 2.25%), 7.71%, 4/23/26	179,529	175,938
Boost Newco Borrower LLC, Initial USD Term Loan, (3M USD CME Term SOFR + 3.00%), 8.33%, 1/31/31	100,000	100,047
Greystone Select Financial LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.00%), 10.54%, 6/16/28	169,997	168,723
		617,948
Technology Hardware – 0.1%
Global Tel Link Corp., Initial Term Loan, 7/31/29(o)	180,000	172,125
Telecommunications – 0.0%(i)
Lorca Holdco Ltd., Facility B-4, 3/25/31(o)	30,000	30,075
Transportation & Logistics – 0.3%
Brown Group Holding LLC, Incremental Term B-2 Facility, (3M USD CME Term SOFR + 3.00%, 0.50% Floor), 8.35%, 7/01/31	29,699	29,673
Brown Group Holding LLC, Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.09%, 7/01/31	301,684	301,454
United AirLines, Inc., Class B Term Loan, (3M USD CME Term SOFR + 2.75%), 8.03%, 2/22/31	179,550	180,031
		511,158
Total Term Loans (Cost $15,762,488)		15,024,740

	Number of Shares
Investment Companies – 13.0%
Schwab Short-Term U.S. Treasury ETF	193,808	9,403,564
Schwab U.S. REIT ETF	95,142	2,035,088
	Number of Shares	Value
Vanguard Intermediate-Term Treasury ETF	66,246	$3,936,337
Vanguard Long-Term Treasury ETF(e)	165,647	9,857,653
Total Investment Companies (Cost $26,891,377)		25,232,642

	Par(a)/Number of Shares
Short-Term Investments – 8.4%
Corporate Bonds – 0.3%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	40,000	38,626

DISH DBS Corp., 5.88%, 11/15/24	300,000	279,763

Occidental Petroleum Corp., 2.90%, 8/15/24	90,000	89,803

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 9.69%, 9/03/24(c)(j)	130,000	129,620
		537,812
Foreign Issuer Bonds – 0.5%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)(e)(l)	208,090	204,485

Petrobras Global Finance B.V., 5.30%, 1/27/25	150,000	149,249

UBS A.G., 4.75%, 8/09/24	260,000	259,939

Wynn Macau Ltd., 4.88%, 10/01/24(b)	280,000	279,034
		892,707
Money Market Funds – 7.6%
Northern Institutional Funds - Liquid Assets Portfolio, 5.42%(q)(r)	5,785,954	5,785,954

Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(q)	8,997,848	8,997,848
		14,783,802
Total Short-Term Investments (Cost $16,216,934)		16,214,321

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(i)
Call Swaptions - Over the Counter – 0.0%(i)
Markit CDX North America Investment Grade Index Series 42 (Pay Quarterly): Credit Default Swap Maturing 6/20/2029, Strike Price USD 60.00, Expires 11/20/24, Counterparty: Goldman Sachs	1	$3,000,000	$5,435
Put Options - Over the Counter – 0.0%(i)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.37, Expires 10/31/24, Counterparty: JPMorgan Chase	1	606,000	4,074
Total Purchased Options (Premiums Paid $11,908)			9,509

Total Investments – 102.3% (Cost $191,983,552)	198,325,798
Liabilities less Other Assets – (2.3)%(s)	(4,404,783)
NET ASSETS – 100.0%	$193,921,015
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $44,330,556 or 22.86% of net assets.
(c)	Variable or floating rate security. Rate as of July 31, 2024 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2024.
(e)	Security either partially or fully on loan. As of July 31, 2024, the total value of securities on loan is $8,728,983.
(f)	Security sold outside United States without registration under the Securities Act of 1933.
(g)	Investment is valued using significant unobservable inputs (Level 3).
(h)	Zero coupon bond.
(i)	Amount rounds to less than 0.05%.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2024 is disclosed.
(l)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(m)	Step coupon bond. Rate as of July 31, 2024 is disclosed.
(n)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2024 is disclosed.
(o)	Position is unsettled. Contract rate was not determined at July 31, 2024 and does not take effect until settlement date.
(p)	Unfunded loan commitment. As of July 31, 2024, total value of unfunded loan commitment is $52,870.
(q)	7-day current yield as of July 31, 2024 is disclosed.
(r)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2024, total cash collateral has a value of $5,785,955 and total non-cash collateral has a value of $3,120,318.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(s)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BANXICO	Banco de Mexico
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CR	Custody Receipt
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
MTN	Medium Term Note
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Concentration by Currency (%)(a)
U.S. Dollar	71.8
All other currencies less than 5%	28.2
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	61.4
All other countries less than 5%(b)	38.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Futures Contracts outstanding at July 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	20	9/06/2024	EUR	2,894,586	$67,954
10-Year Australian Treasury Bond	8	9/16/2024	AUD	603,108	2,703
3-Month SONIA	13	9/18/2024	GBP	3,963,078	19,114
U.S. Treasury Long Bond	43	9/19/2024	USD	5,193,594	157,473
Ultra U.S. Treasury Bond	8	9/19/2024	USD	1,023,750	31,264
Long Gilt	14	9/26/2024	GBP	1,785,732	42,343
2-Year U.S. Treasury Note	50	9/30/2024	USD	10,268,359	72,305
5-Year U.S. Treasury Note	84	9/30/2024	USD	9,062,812	157,522
Total Long Contracts					$550,678
Short Contracts
10-Year U.S. Treasury Note	(45)	9/19/2024	USD	5,031,562	$(88,139)
Ultra 10-Year U.S. Treasury Note	(8)	9/19/2024	USD	924,625	(22,645)
Total Short Contracts					$(110,784)
					$439,894

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/18/24	U.S. Dollars	206,291	Canadian Dollars	280,000	JPMorgan Chase	$3,014
10/18/24	Norwegian Kroner	2,530,000	U.S. Dollars	229,653	BNP Paribas	2,642
10/18/24	U.S. Dollars	61,203	Australian Dollars	90,000	Citibank	2,234
8/02/24	U.S. Dollars	33,469	Brazilian Reals	183,275	Goldman Sachs	1,066
8/02/24	Brazilian Reals	5,629,198	U.S. Dollars	994,189	Goldman Sachs	1,046
10/18/24	U.S. Dollars	927,687	Euro	853,000	BNP Paribas	975
10/31/24	Canadian Dollars	307,630	U.S. Dollars	222,700	JPMorgan Chase	719

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
10/18/24	U.S. Dollars	19,620	Mexican Pesos	358,403	JPMorgan Chase	$627
10/18/24	Australian Dollars	350,000	U.S. Dollars	229,162	Citibank	162
Total Unrealized Appreciation						$12,485

10/18/24	U.S. Dollars	26	Japanese Yen	4,192	Citibank	$(2)
10/18/24	Indian Rupees	3,450,000	U.S. Dollars	41,193	Citibank	(98)
10/18/24	U.S. Dollars	302,685	Indonesian Rupiahs	4,930,887,408	Morgan Stanley	(151)
10/18/24	Canadian Dollars	280,000	U.S. Dollars	203,587	Citibank	(309)
10/31/24	U.S. Dollars	222,707	Canadian Dollars	307,630	JPMorgan Chase	(712)
8/02/24	U.S. Dollars	994,189	Brazilian Reals	5,629,199	Goldman Sachs	(1,046)
10/18/24	Euro	165,000	U.S. Dollars	180,806	Morgan Stanley	(1,548)
10/18/24	U.S. Dollars	996,485	British Pounds	776,165	Goldman Sachs	(1,933)
10/18/24	U.S. Dollars	1,105,510	Chinese Offshore Yuan	7,980,000	JPMorgan Chase	(6,088)
10/18/24	U.S. Dollars	925,242	Swiss Francs	820,000	Goldman Sachs	(17,980)
10/18/24	Australian Dollars	1,018,982	U.S. Dollars	689,646	Citibank	(21,998)
8/02/24	Brazilian Reals	5,629,199	U.S. Dollars	1,029,311	Goldman Sachs	(34,076)
Total Unrealized Depreciation						$(85,941)
Net Unrealized Depreciation						$(73,456)
Written Call Credit Default Swaption Contracts outstanding at July 31, 2024:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit CDX North America Investment Grade Index Series 42 (Pay Quarterly): Credit Default Swap Maturing 6/20/2029	Goldman Sachs	1	USD	6,000,000	80.00	11/20/2024	$(4,725)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $8,550)							$(4,725)

Interest Rate Swap Contracts outstanding at July 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	8.97% (Monthly)	3/01/2030	MXN	27,411,000	$(21,789)	$—	$(21,789)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at July 31, 2024: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	9.22% (Monthly)	6/30/2034	MXN	4,077,000	$(551)	$—	$(551)
Total					$(22,340)	$—	$(22,340)

Interest Rate Swap Contracts outstanding at July 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	11.03% (At Maturity)	JPMorgan Chase	1/02/2026	BRL	5,416,677	$(7,143)	$—	$(7,143)
1-Day BRL BZDIO (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	4,416,982	(56,680)	—	(56,680)
Total						$(63,823)	$—	$(63,823)

Total Return Swap Contracts outstanding as of July 31, 2024:
Over the Counter
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR +0.05%	Western Asset Management Emerging Markets Frontier Custom Basket (Quarterly)	11/01/2024	JPMorgan Chase	USD	377,000	$(2,038)	$—	$(2,038)
Total						$(2,038)	$—	$(2,038)
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$7,740,232	$—	$7,740,232
Common Stocks	55,640,694	24,124,289	—*	79,764,983
Convertible Bonds	—	334,974	—	334,974
Corporate Bonds	—	20,551,894	—	20,551,894
Foreign Government Inflation-Linked Bonds	—	53,587	—	53,587

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Foreign Issuer Bonds	$—	$12,349,398	$—	$12,349,398
Master Limited Partnerships	7,400,907	—	—	7,400,907
Mortgage-Backed Securities	—	13,648,611	—	13,648,611
Term Loans	—	15,024,740	—	15,024,740
Investment Companies	25,232,642	—	—	25,232,642
Short-Term Investments	14,783,802	1,430,519	—	16,214,321
Purchased Options	—	9,509	—	9,509
Total Investments	$103,058,045	$95,267,753	$—	$198,325,798

*Includes securities determined to have no value as of July 31, 2024.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$550,678	$—	$—	$550,678
Forward Foreign Currency Exchange Contracts	—	12,485	—	12,485
Total Assets - Derivative Financial Instruments	$550,678	$12,485	$—	$563,163
Liabilities:
Futures Contracts	$(110,784)	$—	$—	$(110,784)
Forward Foreign Currency Exchange Contracts	—	(85,941)	—	(85,941)
Written Options	—	(4,725)	—	(4,725)
Swap Agreements	—	(88,201)	—	(88,201)
Total Liabilities - Derivative Financial Instruments	$(110,784)	$(178,867)	$—	$(289,651)
Net Derivative Financial Instruments	$439,894	$(166,382)	$—	$273,512

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 105.1%
Asset-Backed Securities – 3.4%
Asset Management – 0.1%
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3M CME Term SOFR + 1.32%, 1.32% Floor), 6.45%, 7/24/36(b)(c)	$400,000	$400,370
Other – 3.2%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.69%, 10/23/34(b)(c)	610,000	611,493
AGL CLO 13 Ltd., Series 2021-13A, Class A1, (3M CME Term SOFR + 1.42%, 1.16% Floor), 6.70%, 10/20/34(b)(c)	250,000	250,226
AIMCO CLO, Series 2017-AA, Class AR, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.59%, 4/20/34(b)(c)	270,000	269,665
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3M CME Term SOFR + 1.51%, 1.25% Floor), 6.75%, 11/02/30(b)(c)	104,200	104,305
Apex Credit CLO Ltd., Series 2020-1A, Class A1RR, (3M CME Term SOFR + 1.45%, 1.45% Floor), 6.77%, 4/20/35(b)(c)	400,000	401,228
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3M CME Term SOFR + 1.75%, 1.75% Floor), 7.05%, 10/15/36(b)(c)	480,000	483,857
Ares LXIII CLO Ltd., Series 2022-63A, Class A1A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.66%, 4/20/35(b)(c)	540,000	541,120
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.64%, 4/15/34(b)(c)	460,000	460,978
Atrium IX, Series 9A, Class AR2, (3M CME Term SOFR + 1.25%, 0.99% Floor), 6.59%, 5/28/30(b)(c)	457,974	458,157
	Par(a)	Value
Other (Continued)
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, (3M CME Term SOFR + 1.48%, 1.48% Floor), 6.78%, 7/15/37(b)(c)	$230,000	$230,000
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, (3M CME Term SOFR + 1.80%, 1.80% Floor), 7.08%, 10/20/36(b)(c)	270,000	270,246
Birch Grove CLO 8 Ltd., Series 2024-8A, Class A1, (3M CME Term SOFR + 1.63%, 1.63% Floor), 6.93%, 4/20/37(b)(c)	210,000	211,187
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M CME Term SOFR + 1.44%), 6.72%, 10/22/30(b)(c)	69,826	69,966
Series 2015-3A, Class A1R, (3M CME Term SOFR + 1.26%), 6.54%, 4/20/31(b)(c)	171,682	171,786

BlueMountain Fuji U.S. CLO I Ltd., Series 2017-1A, Class A1R, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.52%, 7/20/29(b)(c)	148,599	148,964
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 6.54%, 10/20/30(b)(c)	149,032	149,166
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class A1A, (3M CME Term SOFR + 2.75%, 2.75% Floor), 8.08%, 10/15/35(b)(c)	320,000	323,984
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 6.68%, 1/20/31(b)(c)	155,274	155,707
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.52%, 4/17/31(b)(c)	130,195	130,843

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3M CME Term SOFR + 1.31%), 6.63%, 5/15/31(b)(c)	$478,817	$479,392
Series 2014-3RA, Class A1A, (3M CME Term SOFR + 1.31%), 6.58%, 7/27/31(b)(c)	276,656	277,324

Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	105,231	92,342
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.67%, 7/17/34(b)(c)	690,000	690,331
CIFC Funding Ltd.,
Series 2013-3RA, Class A1, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.52%, 4/24/31(b)(c)	175,909	176,139
Series 2014-2RA, Class A1, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.59%, 4/24/30(b)(c)	98,829	98,877
Series 2015-3A, Class AR, (3M CME Term SOFR + 1.13%), 6.41%, 4/19/29(b)(c)	78,217	78,328
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.49%, 10/24/30(b)(c)	129,319	129,456
Series 2021-1A, Class AR, (3M CME Term SOFR + 1.42%, 1.42% Floor), 6.76%, 7/25/37(b)(c)	400,000	402,010

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 9.21%, 7/25/37(c)	500,000	478,935
CLI Funding VIII LLC, Series 2023-1A, Class A, 6.31%, 6/18/48(b)	272,878	279,330
	Par(a)	Value
Other (Continued)

Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 6.48%, 10/15/30(b)(c)	$160,212	$160,287
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M CME Term SOFR + 1.36%, 1.10% Floor), 6.69%, 5/20/34(b)(c)	770,000	771,001
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3M CME Term SOFR + 1.16%), 6.46%, 4/15/29(b)(c)	145,095	145,263
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3M CME Term SOFR + 1.52%, 1.52% Floor), 6.84%, 4/20/37(b)(c)	230,000	231,248
Empower CLO Ltd., Series 2024-1, Class A1, (3M CME Term SOFR + 1.60%, 1.60% Floor), 6.91%, 4/25/37(b)(c)	220,000	221,240
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(b)	255,950	256,019
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 7.26%, 10/25/33(c)	206,811	199,345
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 5.70%, 10/25/36(c)	26,368	17,045
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 5.78%, 10/25/36(c)	15,384	10,050

Flatiron CLO 17 Ltd., (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.55%, 5/15/30(b)(c)	92,108	—
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35(b)	830,000	830,675

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Generate CLO 2 Ltd., Series 2015-1A, Class AR, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.69%, 1/22/31(b)(c)	$134,356	$134,589
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, (3M CME Term SOFR + 1.39%, 1.13% Floor), 6.67%, 10/20/34(b)(c)	300,000	300,136
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, (3M CME Term SOFR + 1.64%, 1.38% Floor), 6.98%, 5/05/30(b)(c)	117,708	117,988
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.19%, 3/25/36(d)	42,018	27,982
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	407,400	356,133
Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.94%, 2/25/28(b)	250,000	253,367
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25(b)	525,000	519,275
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	309,706	256,442
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.50%, 6/15/77(b)	616,804	554,806
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 5.76%, 7/25/36(c)	713,569	276,044
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3M CME Term SOFR + 1.20%, 0.94% Floor), 6.48%, 10/21/30(b)(c)	428,194	428,597
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.50%, 7/27/31(b)(c)	201,639	201,609
	Par(a)	Value
Other (Continued)

Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3M CME Term SOFR + 1.01%, 1.01% Floor), 6.31%, 4/15/29(b)(c)	$134,212	$134,284
Magnetite VII Ltd., Series 2016-17A, Class AR2, (3M CME Term SOFR + 1.50%, 1.50% Floor), 6.78%, 4/20/37(b)(c)	320,000	321,661
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(b)	250,000	252,826
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.39%, 7/25/35(c)	137,039	137,055
MVW LLC, Series 2023-2A, Class A, 6.18%, 11/20/40(b)	243,384	250,014
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M CME Term SOFR + 1.86%, 1.60% Floor), 7.14%, 10/20/30(b)(c)	250,000	250,563
Navient Student Loan Trust,
Series 2017-1A, Class A3, (30D Average SOFR + 1.26%), 6.61%, 7/26/66(b)(c)	158,847	160,008
Series 2017-2A, Class A, (30D Average SOFR + 1.16%), 6.51%, 12/27/66(b)(c)	78,018	78,048

NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	775,881	720,739
OCP CLO Ltd., Series 2017-14A, Class A1A, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.74%, 11/20/30(b)(c)	143,992	143,992
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3M CME Term SOFR + 1.75%, 1.75% Floor), 7.08%, 11/16/36(b)(c)	650,000	655,915
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AAR3, (3M CME Term SOFR + 1.26%, 1.00% Floor), 6.58%, 2/14/31(b)(c)	248,523	248,590

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AARR, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.51%, 7/15/29(b)(c)	$178,461	$178,461

OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 6.58%, 2/24/37(b)(c)	350,000	350,253
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M CME Term SOFR + 0.89%, 0.78% Floor), 6.24%, 11/25/34(c)	69,249	69,595
Park Blue CLO Ltd.,
Series 2022-2A, Class A1R, (3M CME Term SOFR + 1.42%), 6.70%, 7/20/37(b)(c)	420,000	420,555
Series 2024-5A, Class A1, (3M CME Term SOFR + 1.48%, 1.48% Floor), 6.80%, 7/25/37(b)(c)	360,000	361,910

PFP Ltd., Series 2024-11, Class A, (1M CME Term SOFR + 1.83%), 7.17%, 9/17/39(b)(c)(e)	150,000	149,625
PFS Financing Corp., Series 2021-B, Class A, 0.77%, 8/15/26(b)	910,000	907,994
Pikes Peak CLO 8, Series 2021-8A, Class B, (3M CME Term SOFR + 2.01%, 1.75% Floor), 7.29%, 7/20/34(b)(c)	570,000	573,669
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.62%, 7/20/34(b)(c)	620,000	620,570
PRPM LLC, Series 2022-1, Class A1, (Step to 6.72% on 3/25/25), 3.72%, 2/25/27(b)(f)	293,217	289,052
Rad CLO 22 Ltd., Series 2023-22A, Class A1, (3M CME Term SOFR + 1.83%, 1.83% Floor), 7.11%, 1/20/37(b)(c)	550,000	553,249
	Par(a)	Value
Other (Continued)

Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.32%, 4/17/37(b)(c)	$360,000	$360,000
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M CME Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap), 6.20%, 8/25/35(c)	277,170	249,304
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M CME Term SOFR + 1.35%, 1.09% Floor), 6.65%, 1/15/30(b)(c)	101,426	101,495
SBA Small Business Investment Cos., Series 2021-10A, Class 1, 1.67%, 3/10/31	209,195	185,488
Silver Rock CLO I Ltd., Series 2020-1A, Class AR, (3M CME Term SOFR + 1.78%, 1.78% Floor), 7.06%, 10/20/33(b)(c)	550,000	552,272
SLM Private Credit Student Loan Trust, Series 2006-B, Class A5, (3M CME Term SOFR + 0.53%), 5.87%, 12/15/39(c)	135,562	132,163
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/37(b)	120,600	114,289
Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	409,074	370,067
Series 2021-E, Class A1A, 1.68%, 2/15/51(b)	114,819	106,211

Storm King Park CLO Ltd., Series 2022-1A, Class A1, (3M CME Term SOFR + 2.05%, 2.05% Floor), 7.35%, 10/15/35(b)(c)	250,000	250,662
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	535,760	439,373
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, (3M CME Term SOFR + 1.64%, 1.64% Floor), 6.94%, 1/14/34(b)(c)	520,000	521,579

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 6.58%, 10/13/32(b)(c)	$185,181	$185,318
Trinitas CLO XXV Ltd., Series 2023-25A, Class A1, (3M CME Term SOFR + 1.85%, 1.85% Floor), 7.13%, 1/23/37(b)(c)	180,000	181,911
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	29,097	26,925
Series 2019-25G, Class 1, 2.69%, 7/01/44	48,360	42,691
Voya CLO Ltd.,
Series 2017-3A, Class A1R, (3M CME Term SOFR + 1.30%), 6.58%, 4/20/34(b)(c)	230,000	230,389
Series 2018-2A, Class A1, (3M CME Term SOFR + 1.26%, 1.00% Floor), 6.56%, 7/15/31(b)(c)	352,000	352,031

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.76%, 10/24/34(b)(c)	290,000	290,282
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.78%, 10/15/34(b)(c)	420,000	420,462
Woodmont Trust, Series 2023-12A, Class A1A, (3M CME Term SOFR + 2.50%), 7.78%, 7/25/31(b)(c)	408,263	409,428
		28,245,451
Specialty Finance – 0.1%
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3, (90D Average SOFR + 1.26%), 6.62%, 10/27/36(c)	94,498	94,603
	Par(a)	Value
Specialty Finance (Continued)
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M CME Term SOFR + 4.86%), 10.19%, 10/15/41(b)(c)	$179,807	$187,809
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3M CME Term SOFR + 2.15%, 2.15% Floor), 7.43%, 4/20/36(b)(c)	540,000	543,415
		825,827
Total Asset-Backed Securities (Cost $30,027,106)		29,471,648

	Number of Shares
Common Stocks – 0.0%(g)
Real Estate Investment Trusts – 0.0%(g)
Invitation Homes, Inc.	2,564	90,432
Specialty Finance – 0.0%(g)
Blackstone Mortgage Trust, Inc., Class A(h)	9,994	178,393
Total Common Stocks (Cost $270,836)		268,825

	Par(a)
Corporate Bonds – 17.2%
Aerospace & Defense – 0.8%
Boeing (The) Co.,
2.20%, 2/04/26	$330,000	314,062
3.10%, 5/01/26	40,000	38,423
2.70%, 2/01/27	30,000	28,084
2.80%, 3/01/27	40,000	37,396
3.20%, 3/01/29	110,000	99,795
5.15%, 5/01/30	110,000	108,328
3.25%, 2/01/35	10,000	7,937
3.75%, 2/01/50	40,000	27,371
5.93%, 5/01/60	20,000	18,395
7.01%, 5/01/64(b)	193,000	204,572
General Dynamics Corp.,
4.25%, 4/01/40	10,000	8,984
4.25%, 4/01/50	70,000	60,521
L3Harris Technologies, Inc.,
1.80%, 1/15/31	172,000	142,496
5.25%, 6/01/31	562,000	572,445
5.35%, 6/01/34	610,000	618,572
4.85%, 4/27/35	60,000	58,196

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Aerospace & Defense (Continued)
Lockheed Martin Corp.,
1.85%, 6/15/30	$62,000	$53,510
3.90%, 6/15/32	90,000	85,831
3.60%, 3/01/35	59,000	53,234
4.15%, 6/15/53	390,000	326,000
5.20%, 2/15/64	50,000	49,118
Northrop Grumman Corp.,
3.25%, 1/15/28	280,000	267,814
4.70%, 3/15/33	46,000	45,484
4.03%, 10/15/47	168,000	136,996
5.25%, 5/01/50	560,000	545,314
5.20%, 6/01/54	208,000	200,110
RTX Corp.,
6.70%, 8/01/28	923,000	992,233
7.00%, 11/01/28	168,000	180,069
4.13%, 11/16/28	160,000	156,659
2.25%, 7/01/30	100,000	87,594
6.00%, 3/15/31	150,000	159,601
6.10%, 3/15/34(h)	365,000	393,346
4.50%, 6/01/42	30,000	26,690
4.15%, 5/15/45	150,000	124,651
4.63%, 11/16/48	40,000	35,305
3.13%, 7/01/50	120,000	81,764
2.82%, 9/01/51	443,000	279,541
3.03%, 3/15/52	56,000	36,918

Textron, Inc., 3.90%, 9/17/29	39,000	37,311
		6,700,670
Apparel & Textile Products – 0.0%(g)
NIKE, Inc.,
2.75%, 3/27/27(h)	100,000	95,799
2.85%, 3/27/30(h)	100,000	91,919
3.25%, 3/27/40	50,000	39,998
3.38%, 11/01/46	25,000	18,944
3.38%, 3/27/50	144,000	107,043
		353,703
Asset Management – 0.1%
Charles Schwab (The) Corp.,
5.88%, 8/24/26	350,000	356,563
(SOFR + 2.01%), 6.14%, 8/24/34(i)	70,000	74,133

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	97,302
Vanguard Group (The), Inc., 3.05%, 8/22/50(j)	170,000	107,935
		635,933
Automotive – 0.1%
Ford Motor Co., 6.10%, 8/19/32	180,000	182,161
	Par(a)	Value
Automotive (Continued)
Ford Motor Credit Co. LLC,
7.12%, 11/07/33	$298,000	$318,228
6.13%, 3/08/34	200,000	200,272
General Motors Co.,
5.60%, 10/15/32(h)	60,000	61,201
6.60%, 4/01/36	10,000	10,690
5.95%, 4/01/49	10,000	9,848
General Motors Financial Co., Inc.,
5.60%, 6/18/31	195,000	197,301
5.95%, 4/04/34	185,000	188,553
		1,168,254
Banking – 2.6%
Bank of America Corp.,
(SOFR + 1.15%), 1.32%, 6/19/26(i)	1,090,000	1,052,560
(SOFR + 1.58%), 4.38%, 4/27/28(i)	430,000	424,627
(3M CME Term SOFR + 1.63%), 3.59%, 7/21/28(i)	160,000	154,387
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(i)	600,000	573,442
(3M CME Term SOFR + 1.33%), 3.97%, 3/05/29(i)	54,000	52,391
(SOFR + 1.06%), 2.09%, 6/14/29(h)(i)	56,000	50,621
(3M CME Term SOFR + 1.47%), 3.97%, 2/07/30(i)	620,000	597,119
(SOFR + 2.15%), 2.59%, 4/29/31(i)	990,000	874,900
(SOFR + 1.53%), 1.90%, 7/23/31(i)	298,000	251,366
(SOFR + 1.37%), 1.92%, 10/24/31(i)	60,000	50,279
(SOFR + 1.21%), 2.57%, 10/20/32(i)	270,000	229,394
(SOFR + 1.33%), 2.97%, 2/04/33(i)	698,000	605,168
(SOFR + 1.65%), 5.47%, 1/23/35(h)(i)	251,000	256,656
5.00%, 1/21/44	218,000	212,409
(3M CME Term SOFR + 1.78%), 4.33%, 3/15/50(i)	30,000	25,875
(3M CME Term SOFR + 3.41%), 4.08%, 3/20/51(i)	381,000	314,305
(SOFR + 1.88%), 2.83%, 10/24/51(i)	265,000	173,778
(SOFR + 1.56%), 2.97%, 7/21/52(i)	51,000	34,392

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
Citigroup, Inc.,
5.50%, 9/13/25	$90,000	$90,294
(SOFR + 2.84%), 3.11%, 4/08/26(i)	80,000	78,724
(SOFR + 0.77%), 1.12%, 1/28/27(i)	118,000	111,184
(SOFR + 1.28%), 3.07%, 2/24/28(i)	117,000	111,835
(SOFR + 1.89%), 4.66%, 5/24/28(i)	70,000	69,657
(3M CME Term SOFR + 1.41%), 3.52%, 10/27/28(i)	810,000	776,761
(3M CME Term SOFR + 1.45%), 4.08%, 4/23/29(i)	150,000	146,145
(SOFR + 1.36%), 5.17%, 2/13/30(i)	175,000	176,925
(3M CME Term SOFR + 1.60%), 3.98%, 3/20/30(i)	569,000	546,714
(SOFR + 1.42%), 2.98%, 11/05/30(i)	47,000	42,729
(SOFR + 3.91%), 4.41%, 3/31/31(i)	290,000	281,871
(SOFR + 2.11%), 2.57%, 6/03/31(i)	270,000	237,195
(SOFR + 1.17%), 2.56%, 5/01/32(i)	380,000	324,209
(SOFR + 1.35%), 3.06%, 1/25/33(i)	235,000	204,124
(SOFR + 1.94%), 3.79%, 3/17/33(i)	340,000	310,012
(SOFR + 2.09%), 4.91%, 5/24/33(i)	210,000	206,284
(SOFR + 1.45%), 5.45%, 6/11/35(h)(i)	522,000	530,605
8.13%, 7/15/39	280,000	359,164
4.65%, 7/23/48	30,000	27,080
JPMorgan Chase & Co.,
(SOFR + 1.85%), 2.08%, 4/22/26(i)	200,000	195,390
(SOFR + 0.89%), 1.58%, 4/22/27(i)	410,000	386,985
3.63%, 12/01/27	190,000	184,301
(SOFR + 0.93%), 5.57%, 4/22/28(i)	238,000	242,461
(SOFR + 0.93%), 4.98%, 7/22/28(i)	75,000	75,387
(SOFR + 1.57%), 6.09%, 10/23/29(i)	62,000	65,029
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(i)	320,000	315,687
(SOFR + 1.31%), 5.01%, 1/23/30(i)	108,000	108,892
	Par(a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(SOFR + 1.16%), 5.58%, 4/22/30(i)	$637,000	$656,871
(3M CME Term SOFR + 1.42%), 3.70%, 5/06/30(i)	19,000	18,082
(SOFR + 1.75%), 4.57%, 6/14/30(i)	128,000	126,567
(SOFR + 1.13%), 5.00%, 7/22/30(i)	982,000	989,294
(3M CME Term SOFR + 3.79%), 4.49%, 3/24/31(i)	39,000	38,365
(SOFR + 2.04%), 2.52%, 4/22/31(i)	510,000	451,205
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(h)(i)	625,000	521,042
(SOFR + 1.07%), 1.95%, 2/04/32(i)	45,000	37,502
(3M CME Term SOFR + 1.25%), 2.58%, 4/22/32(i)	484,000	417,513
(SOFR + 1.18%), 2.55%, 11/08/32(i)	130,000	110,771
(SOFR + 1.49%), 5.77%, 4/22/35(i)	922,000	966,319
(SOFR + 1.46%), 5.29%, 7/22/35(i)	302,000	306,238
4.95%, 6/01/45	60,000	57,470
(3M CME Term SOFR + 1.64%), 3.96%, 11/15/48(i)	25,000	20,607
(SOFR + 2.44%), 3.11%, 4/22/51(i)	254,000	178,462
(SOFR + 1.58%), 3.33%, 4/22/52(i)	75,000	54,491
PNC Financial Services Group (The), Inc.,
(SOFR + 1.32%), 5.81%, 6/12/26(i)	80,000	80,333
(SOFR + 1.84%), 5.58%, 6/12/29(i)	150,000	153,522

Truist Financial Corp., (SOFR + 2.05%), 6.05%, 6/08/27(i)	160,000	162,652
U.S. Bancorp,
(SOFR + 0.73%), 2.22%, 1/27/28(i)	30,000	28,077
(SOFR + 2.02%), 5.78%, 6/12/29(i)	170,000	175,075
(SOFR + 2.26%), 5.84%, 6/12/34(i)	60,000	62,286
Wells Fargo & Co.,
(SOFR + 2.00%), 2.19%, 4/30/26(i)	570,000	556,522

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
3.00%, 10/23/26	$80,000	$76,982
4.30%, 7/22/27	270,000	266,520
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(i)	300,000	289,378
(SOFR + 2.10%), 2.39%, 6/02/28(i)	130,000	121,388
4.15%, 1/24/29	230,000	225,179
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(i)	250,000	226,478
(3M CME Term SOFR + 4.03%), 4.48%, 4/04/31(i)	300,000	293,184
(SOFR + 1.50%), 3.35%, 3/02/33(i)	80,000	70,948
(SOFR + 2.06%), 6.49%, 10/23/34(i)	6,000	6,538
(SOFR + 1.78%), 5.50%, 1/23/35(i)	545,000	555,552
(SOFR + 2.53%), 3.07%, 4/30/41(i)	51,000	38,500
3.90%, 5/01/45	60,000	49,134
4.40%, 6/14/46	330,000	275,229
4.75%, 12/07/46(h)	130,000	113,988
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)(i)	1,701,000	1,601,900
(SOFR + 2.13%), 4.61%, 4/25/53(h)(i)	327,000	290,142
		22,809,619
Beverages – 0.1%
Coca-Cola (The) Co.,
2.50%, 6/01/40	50,000	36,180
2.60%, 6/01/50	91,000	58,492
2.50%, 3/15/51(h)	65,000	40,730
5.30%, 5/13/54	25,000	25,439
5.40%, 5/13/64	27,000	27,452

Constellation Brands, Inc., 4.35%, 5/09/27	130,000	128,436
PepsiCo, Inc.,
2.63%, 3/19/27	10,000	9,545
1.63%, 5/01/30	40,000	34,303
		360,577
Biotechnology & Pharmaceuticals – 0.8%
AbbVie, Inc.,
2.95%, 11/21/26	100,000	96,493
4.80%, 3/15/29	180,000	182,353
3.20%, 11/21/29	480,000	450,353
4.95%, 3/15/31	70,000	71,375
5.05%, 3/15/34	885,000	901,302
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
AbbVie, Inc.,
4.55%, 3/15/35	$223,000	$217,204
4.30%, 5/14/36	79,000	74,706
4.88%, 11/14/48	20,000	18,833
4.25%, 11/21/49	350,000	299,090
Amgen, Inc.,
5.25%, 3/02/30	807,000	828,469
4.40%, 5/01/45	20,000	17,259
4.40%, 2/22/62	171,000	139,164
5.75%, 3/02/63	486,000	489,275
Bristol-Myers Squibb Co.,
3.40%, 7/26/29(h)	65,000	61,828
5.10%, 2/22/31	90,000	92,250
5.20%, 2/22/34	280,000	286,759
4.55%, 2/20/48	60,000	52,875
2.55%, 11/13/50(h)	176,000	107,052
5.55%, 2/22/54	60,000	60,787
5.65%, 2/22/64	40,000	40,260
Eli Lilly & Co.,
4.70%, 2/09/34	250,000	250,616
2.25%, 5/15/50(h)	54,000	32,397
5.00%, 2/09/54	30,000	29,243
5.10%, 2/09/64	190,000	185,295
Gilead Sciences, Inc.,
1.65%, 10/01/30(h)	238,000	199,815
4.80%, 4/01/44	248,000	228,709
4.50%, 2/01/45	68,000	60,198
4.75%, 3/01/46	120,000	109,516
Johnson & Johnson,
3.63%, 3/03/37	70,000	62,826
2.10%, 9/01/40	260,000	179,195
Merck & Co., Inc.,
1.45%, 6/24/30	70,000	59,215
2.75%, 12/10/51	250,000	161,259

Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	253,000	249,847
Pfizer, Inc.,
2.63%, 4/01/30	160,000	145,121
1.70%, 5/28/30	100,000	85,874
4.00%, 12/15/36(h)	40,000	36,899
2.55%, 5/28/40	240,000	172,043
2.70%, 5/28/50	180,000	118,627

Wyeth LLC, 6.50%, 2/01/34(h)	33,000	37,069
		6,891,451

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Cable & Satellite – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	$90,000	$86,532
5.05%, 3/30/29	640,000	627,976
4.40%, 4/01/33	400,000	361,982
6.55%, 6/01/34	70,000	71,801
5.38%, 4/01/38	60,000	54,177
3.50%, 6/01/41	300,000	207,974
3.50%, 3/01/42	60,000	41,124
5.38%, 5/01/47	20,000	16,556
5.75%, 4/01/48	120,000	103,674
5.13%, 7/01/49	70,000	55,263
4.80%, 3/01/50	30,000	22,659
3.90%, 6/01/52	798,000	517,267
5.50%, 4/01/63	110,000	87,821
Comcast Corp.,
3.95%, 10/15/25	10,000	9,893
3.15%, 3/01/26	50,000	48,800
3.30%, 4/01/27	50,000	48,390
4.15%, 10/15/28	520,000	511,818
3.40%, 4/01/30	70,000	65,650
4.25%, 10/15/30	390,000	381,455
3.25%, 11/01/39	20,000	15,854
3.75%, 4/01/40	180,000	149,545
3.40%, 7/15/46	20,000	14,839
4.00%, 8/15/47	30,000	24,225
3.97%, 11/01/47	140,000	111,946
4.00%, 3/01/48	20,000	16,084
4.00%, 11/01/49	170,000	136,125
3.45%, 2/01/50	60,000	43,626
2.80%, 1/15/51	190,000	120,178
2.89%, 11/01/51	178,000	114,118
2.94%, 11/01/56	262,000	162,989
4.95%, 10/15/58	20,000	18,351
2.65%, 8/15/62	32,000	18,032
2.99%, 11/01/63	337,000	203,755
5.50%, 5/15/64	37,000	36,378
Time Warner Cable LLC,
6.55%, 5/01/37	50,000	49,005
5.88%, 11/15/40	60,000	53,823
		4,609,685
Chemicals – 0.0%(g)
Ecolab, Inc., 2.13%, 8/15/50	66,000	38,087
Commercial Support Services – 0.0%(g)
Cintas Corp. No. 2,
3.70%, 4/01/27	20,000	19,537
4.00%, 5/01/32	120,000	114,996
	Par(a)	Value
Commercial Support Services (Continued)

Waste Connections, Inc., 5.00%, 3/01/34	$140,000	$140,571
		275,104
Containers & Packaging – 0.0%(g)
Berry Global, Inc., 1.65%, 1/15/27	28,000	25,872
Diversified Industrials – 0.1%
Emerson Electric Co., 2.80%, 12/21/51	460,000	298,962
Honeywell International, Inc.,
5.00%, 3/01/35(h)	230,000	232,808
5.25%, 3/01/54	138,000	136,844
5.35%, 3/01/64	85,000	84,741
		753,355
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
3.30%, 4/13/27	50,000	48,591
1.20%, 6/03/27	280,000	256,458
3.15%, 8/22/27	140,000	134,974
3.45%, 4/13/29(h)	110,000	106,236
1.50%, 6/03/30	70,000	59,669
2.10%, 5/12/31	80,000	68,921
3.60%, 4/13/32	320,000	300,826
3.88%, 8/22/37	200,000	181,288
2.50%, 6/03/50	848,000	533,478
4.25%, 8/22/57(h)	170,000	146,354
2.70%, 6/03/60	42,000	25,506
		1,862,301
Electric Utilities – 1.0%
AEP Texas, Inc.,
4.70%, 5/15/32(h)	39,000	37,828
5.40%, 6/01/33	204,000	203,563
3.45%, 5/15/51	111,000	75,279
AEP Transmission Co. LLC,
3.80%, 6/15/49	308,000	234,857
3.15%, 9/15/49	279,000	190,263

Alabama Power Co., 3.75%, 3/01/45	295,000	233,538
American Transmission Systems, Inc., 2.65%, 1/15/32(b)	60,000	51,219
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	72,000	55,429
3.20%, 9/15/49	142,000	98,055
2.90%, 6/15/50	66,000	42,615

CenterPoint Energy Houston Electric LLC, 2.35%, 4/01/31	28,000	24,021

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)

Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	$100,000	$94,881
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	46,993
3.95%, 4/01/50	20,000	16,182

Consumers Energy Co., 3.75%, 2/15/50	356,000	279,854
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	36,000	40,027
DTE Electric Co., 3.25%, 4/01/51	27,000	18,963
Duke Energy Carolinas LLC,
3.75%, 6/01/45	354,000	276,146
3.70%, 12/01/47	132,000	100,402
3.45%, 4/15/51	70,000	50,635
Duke Energy Florida LLC,
3.00%, 12/15/51	338,000	221,661
5.95%, 11/15/52	123,000	129,374

Duke Energy Ohio, Inc., 5.55%, 3/15/54	19,000	19,036
Duke Energy Progress LLC,
2.50%, 8/15/50	424,000	251,904
5.35%, 3/15/53	65,000	63,351
Edison International,
5.75%, 6/15/27	175,000	178,330
5.25%, 11/15/28	37,000	37,322
6.95%, 11/15/29	273,000	295,653
Eversource Energy,
3.30%, 1/15/28	39,000	37,033
5.45%, 3/01/28	18,000	18,311
5.95%, 2/01/29	35,000	36,423
FirstEnergy Corp.,
1.60%, 1/15/26	40,000	37,975
4.15%, 7/15/27	525,000	509,037
5.10%, 7/15/47	154,000	135,362
3.40%, 3/01/50	254,000	174,573

FirstEnergy Transmission LLC, 4.55%, 4/01/49(b)	327,000	279,669
Florida Power & Light Co.,
3.99%, 3/01/49	322,000	263,717
2.88%, 12/04/51	260,000	171,048

Georgia Power Co., 4.95%, 5/17/33	132,000	132,015
MidAmerican Energy Co.,
3.65%, 4/15/29	160,000	154,073
3.15%, 4/15/50	113,000	78,239
5.85%, 9/15/54	209,000	220,110
	Par(a)	Value
Electric Utilities (Continued)

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	$40,000	$39,169
Northern States Power Co.,
4.00%, 8/15/45	46,000	37,424
2.90%, 3/01/50	56,000	36,976
Ohio Power Co.,
2.60%, 4/01/30	246,000	219,417
1.63%, 1/15/31	45,000	36,791
4.00%, 6/01/49	190,000	147,525
Pacific Gas and Electric Co.,
2.10%, 8/01/27	50,000	45,872
2.50%, 2/01/31	180,000	152,494
3.30%, 8/01/40	20,000	14,616
3.50%, 8/01/50	441,000	297,759
5.25%, 3/01/52	119,000	104,956
PECO Energy Co.,
2.80%, 6/15/50	56,000	35,952
3.05%, 3/15/51	150,000	100,651
2.85%, 9/15/51	58,000	37,098

Progress Energy, Inc., 7.75%, 3/01/31	70,000	80,344
Public Service Electric and Gas Co., 2.05%, 8/01/50	170,000	94,842
San Diego Gas & Electric Co., 3.32%, 4/15/50	103,000	72,886
Southern California Edison Co.,
5.30%, 3/01/28(h)	111,000	113,033
5.65%, 10/01/28	103,000	106,480
2.50%, 6/01/31	360,000	309,645
5.45%, 6/01/31	22,000	22,715
5.95%, 11/01/32	61,000	64,576
5.20%, 6/01/34(h)	34,000	34,103
5.55%, 1/15/36	76,000	77,347
5.63%, 2/01/36	66,000	67,900

Vistra Operations Co. LLC, 6.00%, 4/15/34(b)	490,000	501,380
		8,466,917
Electrical Equipment – 0.0%(g)
Carrier Global Corp., 3.58%, 4/05/50	10,000	7,538
Entertainment Content – 0.2%
Fox Corp.,
6.50%, 10/13/33	140,000	150,231
5.48%, 1/25/39	370,000	364,590
Paramount Global,
3.38%, 2/15/28	24,000	22,099

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Entertainment Content (Continued)
Paramount Global,
5.85%, 9/01/43	$71,000	$58,694
5.25%, 4/01/44	25,000	18,931
4.90%, 8/15/44	21,000	15,285
4.60%, 1/15/45	30,000	20,838
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(i)	33,000	30,298

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	170,000	192,897
Warnermedia Holdings, Inc.,
6.41%, 3/15/26	30,000	29,999
3.76%, 3/15/27	80,000	76,204
4.05%, 3/15/29	140,000	129,710
4.28%, 3/15/32	110,000	95,419
5.05%, 3/15/42	30,000	23,667
5.14%, 3/15/52	80,000	59,515
		1,288,377
Food – 0.0%(g)
Mars, Inc.,
3.20%, 4/01/30(b)(h)	80,000	74,749
2.38%, 7/16/40(b)	200,000	138,488
		213,237
Gas & Water Utilities – 0.0%(g)
CenterPoint Energy Resources Corp.,
4.00%, 4/01/28	58,000	56,399
4.40%, 7/01/32	24,000	23,012
NiSource, Inc.,
5.40%, 6/30/33	42,000	42,555
5.35%, 4/01/34	84,000	84,622

ONE Gas, Inc., 5.10%, 4/01/29	18,000	18,369
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	62,000	53,416
		278,373
Health Care Facilities & Services – 0.9%
Cigna Group (The),
4.38%, 10/15/28	440,000	433,893
4.80%, 8/15/38	210,000	199,339
4.90%, 12/15/48(h)	60,000	53,915
CVS Health Corp.,
3.63%, 4/01/27	40,000	38,846
4.30%, 3/25/28	217,000	212,744
3.75%, 4/01/30	300,000	282,310
1.88%, 2/28/31	40,000	32,860
2.13%, 9/15/31	130,000	106,842
4.78%, 3/25/38	400,000	367,417
	Par(a)	Value
Health Care Facilities & Services (Continued)
CVS Health Corp.,
4.13%, 4/01/40	$40,000	$33,126
5.05%, 3/25/48	370,000	326,309
4.25%, 4/01/50	347,000	271,992
Elevance Health, Inc.,
3.65%, 12/01/27	300,000	290,855
4.10%, 5/15/32	80,000	75,953
3.60%, 3/15/51	74,000	54,645
4.55%, 5/15/52	40,000	34,453
4.85%, 8/15/54	180,000	157,479
HCA, Inc.,
5.25%, 6/15/26(h)	228,000	228,508
5.38%, 9/01/26	174,000	174,756
5.45%, 4/01/31	1,854,000	1,890,528
Humana, Inc.,
3.95%, 3/15/27	140,000	136,895
3.70%, 3/23/29	310,000	296,724
3.13%, 8/15/29	310,000	286,931
2.15%, 2/03/32(h)	50,000	40,894
5.88%, 3/01/33	38,000	39,474
5.95%, 3/15/34	104,000	108,866
UnitedHealth Group, Inc.,
1.25%, 1/15/26(h)	40,000	38,056
3.85%, 6/15/28	130,000	126,959
3.88%, 12/15/28	110,000	107,263
4.00%, 5/15/29	160,000	156,635
2.00%, 5/15/30	40,000	34,804
2.30%, 5/15/31	30,000	25,799
4.20%, 5/15/32	110,000	105,615
2.75%, 5/15/40	150,000	110,287
4.20%, 1/15/47	152,000	128,154
3.70%, 8/15/49	47,000	36,154
2.90%, 5/15/50	100,000	66,529
3.25%, 5/15/51	390,000	274,887
4.75%, 5/15/52	64,000	57,854
5.05%, 4/15/53	57,000	53,932
3.88%, 8/15/59	167,000	125,512
3.13%, 5/15/60(h)	111,000	72,034
4.95%, 5/15/62	40,000	36,392
5.75%, 7/15/64	125,000	128,382
		7,861,802
Household Products – 0.1%
Colgate-Palmolive Co., 3.70%, 8/01/47	24,000	19,720
Haleon U.S. Capital LLC, 3.38%, 3/24/29	480,000	453,868
Kenvue, Inc., 4.90%, 3/22/33	200,000	201,883

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Household Products (Continued)
Kimberly-Clark Corp., 3.10%, 3/26/30	$30,000	$28,030
Procter & Gamble (The) Co., 3.00%, 3/25/30	60,000	56,315
		759,816
Institutional Financial Services – 1.7%
Goldman Sachs Group (The), Inc.,
3.50%, 11/16/26	570,000	553,825
(SOFR + 0.80%), 1.43%, 3/09/27(i)	296,000	279,129
(SOFR + 0.82%), 1.54%, 9/10/27(i)	44,000	40,945
(SOFR + 0.91%), 1.95%, 10/21/27(i)	91,000	85,156
(SOFR + 1.85%), 3.62%, 3/15/28(i)	60,000	58,086
(3M CME Term SOFR + 1.77%), 3.69%, 6/05/28(i)	247,000	239,084
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	328,000	315,480
(3M CME Term SOFR + 1.56%), 4.22%, 5/01/29(i)	960,000	937,837
2.60%, 2/07/30(h)	122,000	109,240
(SOFR + 1.27%), 5.73%, 4/25/30(i)	671,000	693,104
(SOFR + 1.21%), 5.05%, 7/23/30(i)	683,000	686,355
(SOFR + 1.09%), 1.99%, 1/27/32(i)	468,000	388,015
(SOFR + 1.28%), 2.62%, 4/22/32(i)	212,000	182,122
(SOFR + 1.26%), 2.65%, 10/21/32(i)	625,000	532,249
(SOFR + 1.41%), 3.10%, 2/24/33(i)	96,000	83,849
(SOFR + 1.55%), 5.85%, 4/25/35(i)	399,000	416,938
(SOFR + 1.55%), 5.33%, 7/23/35(i)	962,000	969,144
(SOFR + 1.51%), 3.21%, 4/22/42(i)	131,000	99,519
(SOFR + 1.47%), 2.91%, 7/21/42(i)	244,000	176,552
4.80%, 7/08/44	148,000	137,035
5.15%, 5/22/45	160,000	153,970
4.75%, 10/21/45	230,000	215,490

Intercontinental Exchange, Inc., 4.60%, 3/15/33(h)	60,000	58,808
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(i)	$340,000	$332,002
(3M CME Term SOFR + 1.40%), 3.77%, 1/24/29(i)	300,000	289,772
(SOFR + 1.83%), 6.41%, 11/01/29(i)	1,175,000	1,242,828
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(i)	10,000	9,829
(SOFR + 1.26%), 5.66%, 4/18/30(i)	1,137,000	1,172,843
(SOFR + 1.22%), 5.04%, 7/19/30(i)	750,000	755,221
(SOFR + 1.14%), 2.70%, 1/22/31(h)(i)	816,000	729,542
(SOFR + 3.12%), 3.62%, 4/01/31(i)	340,000	318,684
(SOFR + 1.03%), 1.79%, 2/13/32(i)	675,000	552,734
(SOFR + 1.02%), 1.93%, 4/28/32(i)	30,000	24,675
(SOFR + 1.18%), 2.24%, 7/21/32(i)	228,000	190,293
(SOFR + 1.20%), 2.51%, 10/20/32(i)	230,000	194,231
(SOFR + 1.58%), 5.83%, 4/19/35(i)	716,000	748,074
(SOFR + 1.56%), 5.32%, 7/19/35(i)	1,148,000	1,157,461
		15,130,121
Insurance – 0.1%
American International Group, Inc., 4.38%, 6/30/50	73,000	62,151
Aon North America, Inc., 5.45%, 3/01/34	320,000	326,591
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49(h)	150,000	131,715
Marsh & McLennan Cos., Inc.,
2.90%, 12/15/51	194,000	124,925
6.25%, 11/01/52	18,000	20,098
5.70%, 9/15/53	39,000	40,564
5.45%, 3/15/54(h)	46,000	46,340

MetLife, Inc., 6.40%, 12/15/36	100,000	102,008
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	20,000	18,285
		872,677

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Internet Media & Services – 0.1%
Alphabet, Inc.,
1.10%, 8/15/30	$60,000	$50,313
1.90%, 8/15/40	70,000	47,256
Meta Platforms, Inc.,
4.65%, 8/15/62	416,000	367,858
5.75%, 5/15/63	104,000	109,201
		574,628
IT Services – 0.1%
Gartner, Inc.,
4.50%, 7/01/28(b)	653,000	633,987
3.63%, 6/15/29(b)	482,000	448,398
		1,082,385
Leisure Facilities & Services – 0.1%
Las Vegas Sands Corp.,
5.90%, 6/01/27(h)	59,000	59,937
6.00%, 8/15/29	80,000	81,488

Marriott International, Inc., 5.30%, 5/15/34	87,000	87,692
McDonald's Corp.,
1.45%, 9/01/25	140,000	134,978
3.50%, 3/01/27	30,000	29,164
3.50%, 7/01/27	60,000	58,228
3.80%, 4/01/28(h)	270,000	263,173
2.13%, 3/01/30	170,000	148,927
3.60%, 7/01/30	80,000	75,667
4.88%, 12/09/45	30,000	27,715
4.20%, 4/01/50	240,000	196,656
		1,163,625
Machinery – 0.0%(g)
Caterpillar, Inc., 3.25%, 9/19/49	137,000	100,940
CNH Industrial Capital LLC, 5.45%, 10/14/25	65,000	65,281
Deere & Co.,
3.10%, 4/15/30	30,000	27,877
3.75%, 4/15/50	70,000	56,822

Eaton Corp., 4.15%, 11/02/42	30,000	26,239
		277,159
Medical Equipment & Devices – 0.2%
Abbott Laboratories, 4.75%, 11/30/36	40,000	39,987
Agilent Technologies, Inc., 2.30%, 3/12/31	22,000	18,782
Becton Dickinson & Co.,
5.11%, 2/08/34	18,000	18,113
4.69%, 12/15/44	15,000	13,577
3.79%, 5/20/50	69,000	53,410
	Par(a)	Value
Medical Equipment & Devices (Continued)
Solventum Corp.,
5.40%, 3/01/29(b)	$200,000	$202,475
5.45%, 3/13/31(b)	190,000	191,662
5.60%, 3/23/34(b)	220,000	221,339
5.90%, 4/30/54(b)	210,000	206,317
6.00%, 5/15/64(b)	194,000	189,238

Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	125,000	127,911
		1,282,811
Metals & Mining – 0.0%(g)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	20,000	19,171
Newmont Corp., 2.25%, 10/01/30(h)	110,000	96,230
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 5/13/30(b)	25,000	23,189
		138,590
Oil & Gas Supply Chain – 3.9%
Antero Resources Corp.,
7.63%, 2/01/29(b)	159,000	164,229
5.38%, 3/01/30(b)(h)	185,000	180,833
Apache Corp.,
4.75%, 4/15/43	341,000	277,359
4.25%, 1/15/44	380,000	279,946
BP Capital Markets America, Inc.,
3.41%, 2/11/26	20,000	19,602
3.12%, 5/04/26	50,000	48,648
3.94%, 9/21/28	110,000	107,188
3.63%, 4/06/30	80,000	76,220
1.75%, 8/10/30(h)	200,000	170,326
4.99%, 4/10/34	18,000	17,998
3.00%, 2/24/50	190,000	128,172
2.77%, 11/10/50	102,000	65,237
2.94%, 6/04/51	52,000	34,206
3.38%, 2/08/61	105,000	71,676
Cameron LNG LLC,
2.90%, 7/15/31(b)	160,000	140,667
3.30%, 1/15/35(b)	523,000	440,903
3.40%, 1/15/38(b)	501,000	420,464
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/27	459,000	461,277
2.74%, 12/31/39	411,000	335,578
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	244,000	236,135
4.00%, 3/01/31	507,000	469,251
3.25%, 1/31/32	135,000	117,775

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	$282,000	$291,314
5.75%, 8/15/34(b)	78,000	79,518

Cheniere Energy, Inc., 5.65%, 4/15/34(b)	524,000	532,473
Chevron Corp.,
2.00%, 5/11/27	40,000	37,469
3.08%, 5/11/50	230,000	162,752
Chevron USA, Inc.,
3.85%, 1/15/28(h)	110,000	108,240
2.34%, 8/12/50	80,000	48,042
Columbia Pipelines Operating Co. LLC,
6.04%, 11/15/33(b)	340,000	355,585
6.54%, 11/15/53(b)	50,000	54,176
Continental Resources, Inc.,
4.38%, 1/15/28	130,000	126,836
5.75%, 1/15/31(b)	20,000	20,128
4.90%, 6/01/44	520,000	439,177
Coterra Energy, Inc.,
3.90%, 5/15/27	280,000	272,477
4.38%, 3/15/29	750,000	730,542
Devon Energy Corp.,
5.85%, 12/15/25	181,000	182,507
5.25%, 10/15/27	165,000	165,862
4.50%, 1/15/30	112,000	109,862
5.60%, 7/15/41	220,000	211,111
4.75%, 5/15/42	440,000	378,867
5.00%, 6/15/45	80,000	70,262
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,525,000	1,473,532
3.50%, 12/01/29	2,247,000	2,112,439
3.13%, 3/24/31	1,211,000	1,087,285
4.40%, 3/24/51	592,000	487,333
4.25%, 3/15/52	117,000	93,238
5.75%, 4/18/54	57,000	56,421
5.90%, 4/18/64	466,000	463,499
Energy Transfer L.P.,
5.50%, 6/01/27	130,000	131,922
4.95%, 5/15/28	162,000	162,383
4.95%, 6/15/28	20,000	20,057
5.25%, 4/15/29	60,000	60,893
4.15%, 9/15/29	89,000	86,139
3.75%, 5/15/30	430,000	405,032
7.38%, 2/01/31(b)	405,000	427,730
5.55%, 5/15/34	130,000	131,167
4.95%, 1/15/43	21,000	18,441
5.15%, 2/01/43	97,000	87,402
5.30%, 4/01/44	160,000	147,405
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Energy Transfer L.P.,
5.35%, 5/15/45	$230,000	$212,363
5.30%, 4/15/47	40,000	36,394
5.40%, 10/01/47	152,000	140,186
5.95%, 5/15/54	165,000	162,935
6.05%, 9/01/54	350,000	350,843
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	65,000	58,341
5.05%, 4/01/45	44,000	36,613
5.45%, 6/01/47	82,000	72,250
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	265,527
3.13%, 7/31/29	100,000	93,336
2.80%, 1/31/30	300,000	273,653
4.85%, 1/31/34(h)	290,000	289,098
6.65%, 10/15/34	80,000	90,013
7.55%, 4/15/38	10,000	12,154
4.85%, 3/15/44	80,000	74,092
5.10%, 2/15/45	100,000	95,454
3.70%, 1/31/51	170,000	129,452
3.95%, 1/31/60(h)	70,000	53,417
(3M CME Term SOFR + 2.83%), 5.38%, 2/15/78(i)	50,000	47,244
EOG Resources, Inc.,
4.38%, 4/15/30	270,000	268,103
3.90%, 4/01/35	180,000	165,076
4.95%, 4/15/50	390,000	365,511
EQT Corp.,
3.13%, 5/15/26(b)	268,000	258,044
5.00%, 1/15/29(h)	612,000	607,635
7.00%, 2/01/30	413,000	445,449
3.63%, 5/15/31(b)	1,123,000	1,009,046
Exxon Mobil Corp.,
2.44%, 8/16/29(h)	240,000	219,126
3.48%, 3/19/30	120,000	114,118
3.00%, 8/16/39	35,000	27,635
4.11%, 3/01/46	20,000	17,099
4.33%, 3/19/50(h)	10,000	8,688
3.45%, 4/15/51(h)	657,000	489,613
Kinder Morgan Energy Partners L.P.,
4.70%, 11/01/42	60,000	51,518
5.50%, 3/01/44	10,000	9,535
5.40%, 9/01/44	39,000	36,641
Kinder Morgan, Inc.,
4.30%, 3/01/28	350,000	345,423
5.30%, 12/01/34	200,000	199,533
5.55%, 6/01/45	30,000	28,876
5.05%, 2/15/46	40,000	35,966

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
MPLX L.P.,
4.00%, 3/15/28	$200,000	$194,411
4.80%, 2/15/29	30,000	29,988
4.50%, 4/15/38	90,000	81,194
5.20%, 3/01/47	60,000	55,188
5.20%, 12/01/47	100,000	90,703
4.70%, 4/15/48	210,000	178,047
5.50%, 2/15/49	60,000	56,797
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	116,000	114,994
3.25%, 7/15/31(b)	617,000	539,043
7.77%, 12/15/37(b)	60,000	70,308

Northwest Pipeline LLC, 4.00%, 4/01/27	845,000	828,915
Occidental Petroleum Corp.,
5.55%, 3/15/26	160,000	160,478
3.00%, 2/15/27	220,000	208,466
7.88%, 9/15/31	210,000	240,110
5.38%, 1/01/32(h)	85,000	85,827
5.55%, 10/01/34(h)	95,000	95,520
4.50%, 7/15/44	80,000	63,313
6.60%, 3/15/46	150,000	159,758
4.10%, 2/15/47	50,000	37,000
4.20%, 3/15/48	230,000	178,446
ONEOK, Inc.,
5.55%, 11/01/26	70,000	70,978
5.80%, 11/01/30	100,000	104,476
6.05%, 9/01/33	170,000	178,830
6.63%, 9/01/53(h)	280,000	305,990
Pioneer Natural Resources Co.,
1.13%, 1/15/26	30,000	28,507
1.90%, 8/15/30	150,000	128,901
2.15%, 1/15/31	380,000	326,539
Sabine Pass Liquefaction LLC,
5.88%, 6/30/26	137,000	138,374
5.00%, 3/15/27	421,000	422,257
4.50%, 5/15/30(h)	340,000	333,453
5.90%, 9/15/37	303,000	314,195
Shell International Finance B.V.,
2.38%, 11/07/29	200,000	180,404
2.75%, 4/06/30	150,000	136,821
4.38%, 5/11/45	80,000	70,502
4.00%, 5/10/46	80,000	66,389
3.25%, 4/06/50	260,000	186,323

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	92,718
Targa Resources Corp.,
4.20%, 2/01/33	274,000	252,036
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Targa Resources Corp.,
4.95%, 4/15/52(h)	$60,000	$52,552
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	109,000	107,966
4.88%, 2/01/31	651,000	630,960
4.00%, 1/15/32	21,000	19,130

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	70,000	62,760
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	945,000	976,251
4.60%, 3/15/48	330,000	286,428
3.95%, 5/15/50	83,000	64,241
Viper Energy, Inc.,
5.38%, 11/01/27(b)	816,000	803,005
7.38%, 11/01/31(b)	515,000	540,462

Western Midstream Operating L.P., 4.65%, 7/01/26	90,000	89,035
Williams (The) Cos., Inc.,
4.90%, 1/15/45	440,000	393,987
5.10%, 9/15/45	140,000	129,352
4.85%, 3/01/48	40,000	35,469
		34,287,005
Real Estate Investment Trusts – 0.8%
American Tower Corp.,
5.50%, 3/15/28	20,000	20,432
3.80%, 8/15/29	273,000	260,018
2.10%, 6/15/30(h)	347,000	298,529
2.70%, 4/15/31	174,000	151,041
2.30%, 9/15/31	35,000	29,318
4.05%, 3/15/32(h)	101,000	94,889
Crown Castle, Inc.,
3.30%, 7/01/30	129,000	117,665
2.25%, 1/15/31	492,000	415,581
2.50%, 7/15/31	40,000	33,884
Equinix, Inc.,
2.15%, 7/15/30(h)	137,000	117,939
2.50%, 5/15/31	449,000	385,572
3.90%, 4/15/32(h)	398,000	371,041
Extra Space Storage L.P.,
5.50%, 7/01/30	36,000	37,041
2.35%, 3/15/32	73,000	59,684
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	589,000	596,473
4.00%, 1/15/30	289,000	269,648
3.25%, 1/15/32	746,000	639,887
6.25%, 9/15/54	300,000	300,966

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
NNN REIT, Inc.,
3.10%, 4/15/50	$42,000	$27,490
3.50%, 4/15/51	210,000	148,707

VICI Properties L.P., 5.13%, 5/15/32	804,000	783,936
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/01/26(b)	108,000	105,366
3.75%, 2/15/27(b)	647,000	622,026
4.50%, 1/15/28(b)	74,000	72,089
3.88%, 2/15/29(b)(h)	225,000	211,143
4.63%, 12/01/29(b)	843,000	811,650
4.13%, 8/15/30(b)	278,000	257,804
		7,239,819
Retail - Consumer Staples – 0.1%
Costco Wholesale Corp.,
1.38%, 6/20/27(h)	190,000	174,853
1.75%, 4/20/32	90,000	74,264
Walmart, Inc.,
1.50%, 9/22/28	60,000	54,015
2.38%, 9/24/29	20,000	18,341
1.80%, 9/22/31	40,000	33,751
		355,224
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	56,985
3.90%, 12/06/28	10,000	9,818
2.70%, 4/15/30	80,000	72,644
3.30%, 4/15/40	160,000	128,523
3.90%, 6/15/47	20,000	16,285
3.35%, 4/15/50	210,000	153,408
5.30%, 6/25/54(h)	35,000	34,828
5.40%, 6/25/64	57,000	57,099
Lowe's Cos., Inc.,
1.70%, 9/15/28	180,000	160,102
4.50%, 4/15/30	50,000	49,486
4.65%, 4/15/42	84,000	75,452
3.00%, 10/15/50	342,000	220,725
3.50%, 4/01/51	59,000	41,975
5.63%, 4/15/53	38,000	37,654
4.45%, 4/01/62	50,000	40,020
		1,155,004
Semiconductors – 0.4%
Advanced Micro Devices, Inc., 4.39%, 6/01/52(h)	153,000	135,181
Applied Materials, Inc., 1.75%, 6/01/30	210,000	181,287
Broadcom, Inc.,
5.05%, 7/12/29	200,000	202,463
	Par(a)	Value
Semiconductors (Continued)
Broadcom, Inc.,
3.47%, 4/15/34(b)	$257,000	$224,444
3.14%, 11/15/35(b)	727,000	599,937

Foundry JV Holdco LLC, 6.15%, 1/25/32(b)	400,000	418,109
Intel Corp.,
1.60%, 8/12/28	100,000	89,051
5.13%, 2/10/30(h)	120,000	122,946
5.20%, 2/10/33(h)	90,000	91,813
3.25%, 11/15/49	28,000	19,277
4.75%, 3/25/50(h)	80,000	70,500
3.05%, 8/12/51	96,000	62,522
3.10%, 2/15/60	43,000	26,774
5.05%, 8/05/62	28,000	25,438
KLA Corp.,
4.65%, 7/15/32	70,000	69,921
5.00%, 3/15/49	45,000	43,261
3.30%, 3/01/50	138,000	99,963

Lam Research Corp., 3.13%, 6/15/60(h)	34,000	22,359
Micron Technology, Inc.,
5.30%, 1/15/31	110,000	111,953
5.88%, 2/09/33	70,000	73,011

NVIDIA Corp., 3.70%, 4/01/60	150,000	117,717
Texas Instruments, Inc.,
2.90%, 11/03/27	220,000	209,858
1.75%, 5/04/30	70,000	60,653
3.88%, 3/15/39	100,000	90,398
4.10%, 8/16/52	116,000	97,826
		3,266,662
Software – 0.3%
Adobe, Inc., 2.30%, 2/01/30	200,000	179,493
Microsoft Corp., 2.92%, 3/17/52	70,000	49,168
Oracle Corp.,
1.65%, 3/25/26	310,000	294,116
2.95%, 4/01/30	30,000	27,249
4.65%, 5/06/30	120,000	119,748
2.88%, 3/25/31	360,000	318,530
4.13%, 5/15/45	337,000	270,868
3.60%, 4/01/50	276,000	197,860
3.95%, 3/25/51	320,000	243,050
5.55%, 2/06/53	246,000	239,252
4.38%, 5/15/55	65,000	52,347
3.85%, 4/01/60	110,000	78,136

Salesforce, Inc., 3.70%, 4/11/28	190,000	185,798
		2,255,615

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Specialty Finance – 0.2%
Air Lease Corp., 5.30%, 2/01/28	$110,000	$111,399
American Express Co.,
4.20%, 11/06/25	70,000	69,511
(SOFR + 0.93%), 5.04%, 7/26/28(i)	140,000	140,945
4.05%, 5/03/29	140,000	137,661

FactSet Research Systems, Inc., 3.45%, 3/01/32	41,000	36,486
GATX Corp., 6.05%, 6/05/54	43,000	44,295
Global Payments, Inc.,
3.20%, 8/15/29	20,000	18,328
2.90%, 5/15/30	111,000	98,788
Mastercard, Inc.,
3.35%, 3/26/30(h)	120,000	113,687
3.95%, 2/26/48	59,000	49,222
3.85%, 3/26/50	319,000	259,498
2.95%, 3/15/51	27,000	18,476
Moody's Corp.,
4.25%, 2/01/29(h)	26,000	25,650
2.00%, 8/19/31(h)	61,000	50,939

MSCI, Inc., 4.00%, 11/15/29(b)	365,000	345,764
PayPal Holdings, Inc.,
2.30%, 6/01/30	80,000	70,559
4.40%, 6/01/32(h)	70,000	68,346

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	131,505
Visa, Inc., 4.30%, 12/14/45	306,000	273,385
		2,064,444
Technology Hardware – 0.1%
Dell International LLC/EMC Corp., 4.90%, 10/01/26	456,000	455,994
Hewlett Packard Enterprise Co., 5.25%, 7/01/28	113,000	115,395
Motorola Solutions, Inc., 5.60%, 6/01/32	62,000	63,863
		635,252
Telecommunications – 1.1%
AT&T, Inc.,
3.80%, 2/15/27	170,000	166,334
2.30%, 6/01/27	170,000	159,437
4.30%, 2/15/30(b)	105,000	102,687
2.25%, 2/01/32(h)	30,000	24,988
2.55%, 12/01/33	220,000	179,912
5.35%, 9/01/40	50,000	49,187
5.55%, 8/15/41(h)	40,000	40,309
4.80%, 6/15/44	22,000	19,632
	Par(a)	Value
Telecommunications (Continued)
AT&T, Inc.,
4.50%, 3/09/48	$85,000	$72,170
3.65%, 6/01/51	160,000	116,057
3.50%, 9/15/53	163,000	113,959
3.55%, 9/15/55	701,000	485,912
3.80%, 12/01/57	364,000	261,819
3.65%, 9/15/59	874,000	603,990

Sprint LLC, 7.63%, 3/01/26	765,000	785,797
T-Mobile USA, Inc.,
3.75%, 4/15/27	20,000	19,493
2.63%, 2/15/29	150,000	136,745
3.88%, 4/15/30	1,462,000	1,394,259
2.55%, 2/15/31	91,000	79,068
2.25%, 11/15/31	400,000	335,339
2.70%, 3/15/32	56,000	47,980
5.05%, 7/15/33	349,000	349,525
5.15%, 4/15/34	110,000	110,806
3.00%, 2/15/41	190,000	139,921
3.30%, 2/15/51	70,000	48,598
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	9,617
4.13%, 3/16/27	60,000	59,331
3.00%, 3/22/27	30,000	28,815
2.10%, 3/22/28	200,000	183,320
4.33%, 9/21/28	250,000	247,687
3.88%, 2/08/29	30,000	29,042
3.15%, 3/22/30	90,000	82,995
1.75%, 1/20/31	180,000	148,893
2.55%, 3/21/31	282,000	244,310
2.36%, 3/15/32	978,000	818,175
4.50%, 8/10/33	348,000	334,336
4.40%, 11/01/34(h)	295,000	279,320
4.27%, 1/15/36	125,000	116,439
2.65%, 11/20/40	200,000	141,349
3.40%, 3/22/41	50,000	39,198
3.85%, 11/01/42	60,000	48,983
4.00%, 3/22/50	160,000	127,994
3.55%, 3/22/51	330,000	243,323
3.00%, 11/20/60(h)	270,000	167,125
		9,194,176
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
4.40%, 2/14/26	52,000	51,546
4.80%, 2/14/29	80,000	79,901
2.45%, 2/04/32	180,000	149,437
6.88%, 11/01/33(h)	250,000	277,313
5.80%, 2/14/39	70,000	72,021
3.40%, 2/04/41	100,000	74,465
4.25%, 8/09/42	198,000	163,339

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Tobacco & Cannabis (Continued)
Altria Group, Inc.,
5.95%, 2/14/49(h)	$195,000	$197,181
3.70%, 2/04/51	405,000	282,977
6.20%, 2/14/59	108,000	112,174
Philip Morris International, Inc.,
5.13%, 11/17/27	44,000	44,593
4.88%, 2/13/29	134,000	134,795
2.10%, 5/01/30	70,000	60,875
5.13%, 2/13/31	20,000	20,283
5.25%, 2/13/34	60,000	60,459
		1,781,359
Transportation & Logistics – 0.2%
Burlington Northern Santa Fe LLC,
3.55%, 2/15/50	49,000	37,206
3.30%, 9/15/51	137,000	98,366
2.88%, 6/15/52	240,000	157,057
5.50%, 3/15/55	65,000	66,731

Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	45,572	43,982
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)	91,856	91,405
4.75%, 10/20/28(b)	260,000	257,395
Norfolk Southern Corp.,
3.40%, 11/01/49	181,000	130,302
3.05%, 5/15/50	86,000	57,859
3.16%, 5/15/55	177,000	115,795
Union Pacific Corp.,
2.15%, 2/05/27	120,000	113,238
2.40%, 2/05/30	150,000	134,544
3.84%, 3/20/60	279,000	211,912
2.97%, 9/16/62	160,000	98,507
3.75%, 2/05/70	130,000	94,008

United Airlines Pass Through Trust, Series 2024-1, Class A, 5.88%, 2/15/37(e)	221,000	223,895
		1,932,202
Total Corporate Bonds (Cost $156,237,267)		150,049,429

		Par(a)	Value
Foreign Issuer Bonds – 6.0%
Argentina – 0.0%(g)
Argentine Republic Government International Bond,
1.00%, 7/09/29		$12,600	$7,244
(Step to 4.75% on 7/09/27), 3.63%, 7/09/35(f)		22,950	9,579
4.25%, 1/09/38		13,800	6,327
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(f)		22,800	9,012

YPF S.A., 9.50%, 1/17/31(b)		47,000	48,356
			80,518
Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		160,000	154,097
Glencore Funding LLC,
4.00%, 3/27/27(b)		160,000	156,378
3.88%, 10/27/27(b)		70,000	67,516
5.40%, 5/08/28(b)		139,000	140,854
2.50%, 9/01/30(b)		44,000	38,207
6.38%, 10/06/30(b)		523,000	556,037
2.85%, 4/27/31(b)		102,000	87,794
			1,200,883
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46		200,000	189,343
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29		260,000	262,576
3.50%, 6/01/30		50,000	47,439
4.35%, 6/01/40		130,000	117,758
5.55%, 1/23/49		260,000	267,467

Kingdom of Belgium Government Bond, 3.30%, 6/22/54(b)	EUR	1,590,520	1,680,652
			2,565,235
Brazil – 0.6%
Braskem Netherlands Finance B.V., 8.50%, 1/12/31		200,000	206,789
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	2,600,000	432,047
10.00%, 1/01/33	BRL	1,900,000	304,523
10.00%, 1/01/35	BRL	16,200,000	2,565,574

Brazilian Government International Bond, 6.13%, 3/15/34		940,000	924,342

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Brazil (Continued)

Embraer Netherlands Finance B.V., 7.00%, 7/28/30(b)	$9,000	$9,510
Petrorio Luxembourg Holding S.a.r.l., 6.13%, 6/09/26(b)	23,000	22,750
Samarco Mineracao S.A., (100% Cash), 9.00%, 6/30/31(k)	55,813	51,709
Suzano Austria GmbH, 6.00%, 1/15/29	340,000	342,269
		4,859,513
Canada – 0.1%
Algonquin Power & Utilities Corp., 5.37%, 6/15/26	48,000	48,117
Bank of Montreal, (5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(i)	40,000	38,176
Bank of Nova Scotia (The), (5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(i)	140,000	129,292
Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	195,007
Enbridge, Inc., 3.40%, 8/01/51	26,000	18,071
Rogers Communications, Inc., 5.30%, 2/15/34	234,000	234,532
Royal Bank of Canada,
3.88%, 5/04/32(h)	340,000	318,244
5.15%, 2/01/34(h)	130,000	132,086

Toronto-Dominion Bank (The), 4.46%, 6/08/32(h)	70,000	67,745
		1,181,270
Chile – 0.0%(g)
Banco de Credito e Inversiones S.A., (5Y US Treasury CMT + 4.94%), 8.75%, 2/08/29(b)(i)(l)	18,000	18,945
Chile Government International Bond, 3.10%, 1/22/61	310,000	195,641
Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)	18,000	18,303
		232,889
China – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.50%, 5/11/31	85,000	72,772
2.65%, 2/15/32	49,000	41,621
		Par(a)	Value
China (Continued)
Prosus N.V.,
3.68%, 1/21/30(b)		$600,000	$540,284
4.03%, 8/03/50(b)		380,000	261,911
			916,588
Colombia – 0.3%
Colombia Government International Bond,
3.25%, 4/22/32		620,000	484,992
5.00%, 6/15/45		1,070,000	762,457
Colombian TES,
5.75%, 11/03/27	COP	250,300,000	55,683
6.00%, 4/28/28	COP	355,900,000	78,153
Ecopetrol S.A.,
8.88%, 1/13/33(h)		17,000	17,764
5.88%, 5/28/45		1,220,000	881,087

Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		19,000	18,040
Oleoducto Central S.A., 4.00%, 7/14/27(b)		20,000	18,657
			2,316,833
Czech Republic – 0.0%(g)
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	2,150,000	88,350
5.00%, 9/30/30	CZK	840,000	38,624
			126,974
Denmark – 0.0%(g)
Danske Bank A/S, (1Y US Treasury CMT + 0.55%), 0.98%, 9/10/25(b)(i)		220,000	218,894
Dominican Republic – 0.0%(g)
Dominican Republic International Bond, 4.88%, 9/23/32(b)		100,000	91,519
Egypt – 0.0%(g)
Egypt Government International Bond, 6.38%, 4/11/31	EUR	100,000	87,980
France – 0.3%
BNP Paribas S.A.,
(SOFR + 2.07%), 2.22%, 6/09/26(b)(i)		600,000	583,848
(1Y US Treasury CMT + 1.45%), 5.13%, 1/13/29(b)(i)		500,000	504,009
(3M CME Term SOFR + 2.83%), 5.20%, 1/10/30(b)(i)		300,000	302,065
(SOFR + 1.87%), 5.89%, 12/05/34(b)(i)		240,000	251,443

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
France (Continued)

Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(i)		$250,000	$242,474
Danone S.A., 2.95%, 11/02/26(b)		200,000	192,105
French Republic Government Bond OAT, 3.00%, 5/25/54(b)	EUR	818,760	805,751
			2,881,695
Guatemala – 0.0%(g)
Guatemala Government Bond, 4.88%, 2/13/28		200,000	193,276
Hong Kong – 0.0%(g)
FWD Group Holdings Ltd., 8.40%, 4/05/29		200,000	207,115
Hungary – 0.0%(g)
Hungary Government International Bond,
4.00%, 7/25/29	EUR	102,000	110,737
5.38%, 9/12/33	EUR	6,000	6,874
			117,611
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	194,060
Reliance Industries Ltd.,
2.88%, 1/12/32(b)(h)		250,000	215,726
3.63%, 1/12/52(b)		450,000	327,040
			736,826
Indonesia – 0.2%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	361,169
3.05%, 3/12/51		222,000	153,020

Medco Maple Tree Pte. Ltd., 8.96%, 4/27/29(b)		13,000	13,669
Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	278,978
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		770,000	775,996
			1,582,832
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		400,000	377,875
3.00%, 10/29/28		400,000	370,126
3.30%, 1/30/32		150,000	132,045
			880,046
		Par(a)	Value
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		$500,000	$429,117
5.75%, 3/12/54		204,000	188,700
4.50%, 4/03/20(m)		220,000	156,983
			774,800
Japan – 0.2%
Japan Government Thirty Year Bond, 1.80%, 3/20/54	JPY	155,700,000	954,091
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.13%), 3.84%, 4/17/26(i)		200,000	197,890
Sumitomo Mitsui Financial Group, Inc.,
(5Y US Treasury CMT + 2.28%), 6.60%, 6/05/29(i)		204,000	205,509
5.56%, 7/09/34		235,000	242,166

Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30		400,000	345,717
			1,945,373
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(h)		600,000	578,052
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	395,545
			973,597
Kuwait – 0.1%
MEGlobal B.V.,
4.25%, 11/03/26(b)		210,000	204,434
2.63%, 4/28/28(b)		450,000	408,159
			612,593
Macau – 0.3%
Sands China Ltd.,
5.13%, 8/08/25		300,000	297,853
4.05%, 1/08/26		530,000	514,358
5.40%, 8/08/28		470,000	463,219
4.63%, 6/18/30		900,000	834,356
			2,109,786
Mexico – 0.9%
Comision Federal de Electricidad, 3.88%, 7/26/33(b)		720,000	593,770
Grupo Posadas S.A.B. de C.V., (Step to 8.00% on 12/30/25), 7.00%, 12/30/27(f)		22,234	20,139

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Mexico (Continued)
Mexican Bonos,
8.50%, 3/01/29	MXN	$8,000,000	$408,326
8.50%, 5/31/29	MXN	16,977,000	869,251
7.75%, 11/23/34	MXN	30,550,000	1,431,246
8.00%, 11/07/47	MXN	1,800,000	79,277
Mexico Government International Bond,
2.66%, 5/24/31		568,000	476,977
3.50%, 2/12/34		235,000	194,950
6.35%, 2/09/35		852,000	874,750
4.75%, 3/08/44		430,000	352,026
4.50%, 1/31/50		420,000	322,193
4.40%, 2/12/52		1,150,000	851,560
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	262,841
2.88%, 5/11/31(b)		270,000	228,417
Petroleos Mexicanos,
6.50%, 3/13/27		231,000	222,163
6.75%, 9/21/47		52,000	35,188

Southern Copper Corp., 5.25%, 11/08/42		770,000	727,398
			7,950,472
Morocco – 0.0%(g)
OCP S.A., 4.50%, 10/22/25(b)		200,000	196,292
Netherlands – 0.1%
Cooperatieve Rabobank U.A.,
4.38%, 8/04/25		440,000	435,350
(1Y US Treasury CMT + 1.22%), 3.65%, 4/06/28(b)(i)		250,000	242,002
(1Y US Treasury CMT + 1.42%), 3.76%, 4/06/33(b)(i)		250,000	228,222
			905,574
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		400,000	374,827
4.50%, 4/01/56		247,000	164,848
			539,675
Peru – 0.1%
Peruvian Government International Bond,
7.60%, 8/12/39(b)	PEN	96,000	26,328
5.63%, 11/18/50		100,000	98,996
3.55%, 3/10/51(h)		220,000	159,185
2.78%, 12/01/60		10,000	5,720
		Par(a)	Value
Peru (Continued)
Peruvian Government International Bond,
3.60%, 1/15/72		$120,000	$78,412
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		700,000	524,967
5.63%, 6/19/47(b)		200,000	127,773
			1,021,381
Philippines – 0.0%(g)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	191,949
Poland – 0.1%
Republic of Poland Government Bond,
5.75%, 4/25/29	PLN	688,000	177,773
4.75%, 7/25/29	PLN	345,000	85,493
2.75%, 10/25/29	PLN	360,000	81,023
5.00%, 10/25/34	PLN	239,000	58,629
			402,918
South Africa – 0.1%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		400,000	388,962
5.63%, 4/01/30(b)		447,000	455,960
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	825,000	42,695
7.00%, 2/28/31	ZAR	1,562,400	74,161
8.75%, 1/31/44	ZAR	1,152,000	49,527
8.75%, 2/28/48	ZAR	1,173,000	50,298
			1,061,603
Spain – 0.0%(g)
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	147,494
Supranational – 0.3%
European Union,
2.50%, 10/04/52(h)	EUR	262,000	242,168
3.00%, 3/04/53	EUR	1,914,389	1,951,575
			2,193,743
Switzerland – 0.5%
UBS A.G.,
5.00%, 7/09/27		793,000	797,047
7.50%, 2/15/28		480,000	519,943
UBS Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(i)		250,000	249,146
(1Y US Treasury CMT + 1.55%), 4.49%, 5/12/26(b)(i)		250,000	248,177

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Switzerland (Continued)
UBS Group A.G.,
(1Y US Treasury CMT + 0.85%), 1.49%, 8/10/27(b)(i)		$200,000	$185,867
4.25%, 3/23/28(b)		770,000	749,564
(SOFR + 3.73%), 4.19%, 4/01/31(b)(i)		250,000	237,932
(SOFR + 1.73%), 3.09%, 5/14/32(b)(i)		500,000	437,065
(1Y US Treasury CMT + 1.10%), 2.75%, 2/11/33(b)(i)		200,000	168,077
(SOFR + 5.02%), 9.02%, 11/15/33(b)(i)		650,000	801,312
			4,394,130
Taiwan – 0.1%
TSMC Arizona Corp., 2.50%, 10/25/31		1,020,000	883,788
Thailand – 0.0%(g)
Bangkok Bank PCL,
5.30%, 9/21/28(b)		18,000	18,282
5.50%, 9/21/33(b)		18,000	18,380
			36,662
Turkey – 0.0%(g)
Turkiye Government Bond,
37.00%, 2/18/26	TRY	1,058,000	31,359
31.08%, 11/08/28	TRY	417,000	13,123
26.20%, 10/05/33	TRY	1,567,000	46,713
			91,195
Ukraine – 0.0%(g)
MHP Lux S.A., 6.25%, 9/19/29(b)		19,000	13,725
Ukraine Government International Bond, 7.75%, 8/01/41(c)(n)		91,000	55,829
			69,554
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)		700,000	674,741
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		19,000	18,091
			692,832
United Kingdom – 0.5%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		3,000	2,937
BAE Systems PLC, 3.40%, 4/15/30(b)		427,000	395,685
Barclays PLC, (SOFR + 1.74%), 5.69%, 3/12/30(i)		200,000	204,263
		Par(a)	Value
United Kingdom (Continued)
BAT Capital Corp.,
3.56%, 8/15/27		$77,000	$74,212
2.26%, 3/25/28		100,000	91,136
6.00%, 2/20/34		200,000	208,062
4.54%, 8/15/47		156,000	125,042
4.76%, 9/06/49		262,000	214,298
5.28%, 4/02/50		330,000	290,804
5.65%, 3/16/52		166,000	155,169
7.08%, 8/02/53		358,000	396,679
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(i)		200,000	194,502
(3M CME Term SOFR + 1.81%), 4.04%, 3/13/28(i)		240,000	233,961

Lloyds Banking Group PLC, 4.38%, 3/22/28		290,000	284,986
Natwest Group PLC, (3M USD LIBOR + 1.91%), 5.08%, 1/27/30(i)		200,000	200,242
United Kingdom Gilt, 4.38%, 7/31/54	GBP	1,275,500	1,598,808
			4,670,786
Uruguay – 0.0%(g)
Uruguay Government International Bond, 5.10%, 6/18/50		167,641	160,876
Venezuela – 0.0%(g)
Petroleos de Venezuela S.A., 9.75%, 5/17/35(o)		61,000	7,472
Venezuela Government International Bond, 11.95%, 8/05/31(o)		45,000	7,977
			15,449
Total Foreign Issuer Bonds (Cost $56,090,513)			52,521,019

Mortgage-Backed Securities – 28.2%
Commercial Mortgage-Backed Securities – 1.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 6/05/37(b)(d)		740,000	621,714
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 6.79%, 1/15/37(b)(c)		378,000	375,903
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 6.59%, 1/16/37(b)(c)		660,107	653,878

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	$330,000	$313,255
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	95,379
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	465,057
Series 2019-BN19, Class C, 4.03%, 8/15/61(d)	280,000	219,131
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 5.87%, 4/25/36(b)(c)	212,667	199,193
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 6.14%, 9/25/37(b)(c)	209,279	198,260
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	370,138
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	472,439
Series 2019-B9, Class XA, 1.01%, 3/15/52(d)(p)	1,669,059	62,677
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	549,007
Series 2021-B25, Class XA, 1.09%, 4/15/54(d)(p)	6,671,279	352,198
Series 2021-B27, Class XA, 1.26%, 7/15/54(d)(p)	5,202,597	295,293

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 6.88%, 7/15/35(b)(c)	190,000	189,748
BMP, Series 2024-MF23, Class A, (1M CME Term SOFR + 1.37%, 1.37% Floor), 6.70%, 6/15/41(b)(c)	570,000	565,725
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BX, Series 2024-PALM, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 6.87%, 6/15/37(b)(c)	$380,000	$378,218
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class A, (1M CME Term SOFR + 0.78%, 0.67% Floor), 6.11%, 6/15/38(b)(c)	587,414	581,173
Series 2021-XL2, Class A, (1M CME Term SOFR + 0.80%, 0.69% Floor), 6.13%, 10/15/38(b)(c)	746,143	738,215
Series 2023-XL3, Class A, (1M CME Term SOFR + 1.76%, 1.76% Floor), 7.09%, 12/09/40(b)(c)	247,666	247,819
Series 2024-XL5, Class A, (1M CME Term SOFR + 1.39%, 1.39% Floor), 6.72%, 3/15/41(b)(c)	220,566	219,050
BX Trust,
Series 2021-BXMF, Class A, (1M CME Term SOFR + 0.75%, 0.64% Floor), 6.08%, 10/15/26(b)(c)	466,311	459,025
Series 2024-VLT4, Class B, (1M CME Term SOFR + 1.94%, 1.94% Floor), 7.27%, 7/15/29(b)(c)	430,000	427,044

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(d)	370,000	334,470
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M CME Term SOFR + 1.37%, 1.07% Floor), 6.70%, 12/15/37(b)(c)	270,000	270,000
Series 2019-LIFE, Class D, (1M CME Term SOFR + 2.05%, 1.75% Floor), 7.38%, 12/15/37(b)(c)	100,000	99,812

CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(d)	100,000	90,305
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 7/10/47	168,554	164,930

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust,
Series 2016-P6, Class A4, 3.46%, 12/10/49	$88,681	$85,516
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	400,391

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	239,448
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(d)(p)	13,945,000	151,049
GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	227,231
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M CME Term SOFR + 1.16%, 1.16% Floor), 6.49%, 6/16/36(b)(c)	199,580	198,621
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NXSS, Class A, (1M CME Term SOFR + 2.18%, 2.18% Floor), 7.51%, 8/15/39(b)(c)	120,000	120,000
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1M CME Term SOFR + 4.29%, 4.29% Floor), 9.62%, 12/15/36(b)(c)	171,000	171,422
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1M CME Term SOFR + 0.92%, 0.80% Floor), 6.24%, 4/15/38(b)(c)	192,942	191,253
Morgan Stanley Capital I Trust, Series 2019-L2, Class XA, 1.00%, 3/15/52(d)(p)	2,479,870	89,899
MSWF Commercial Mortgage Trust,
Series 2023-2, Class A5, 6.01%, 12/15/56	350,000	377,514
Series 2023-2, Class XA, 0.91%, 12/15/56(d)(p)	999,491	64,479

NJ Trust, Series 2023-GSP, Class A, 6.48%, 1/06/29(b)(d)	270,000	280,653
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

NYC Trust, Series 2024-3ELV, Class A, (1M CME Term SOFR + 1.99%), 7.32%, 8/15/29(b)(c)(e)	$180,000	$179,533
OPG Trust, Series 2021-PORT, Class A, (1M CME Term SOFR + 0.60%, 0.48% Floor), 5.93%, 10/15/36(b)(c)	503,612	494,484
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 7.60%, 8/19/35(b)(c)	104,714	104,919
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.59%, 5/15/38(b)(c)	440,000	414,700
SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 6.33%, 1/15/39(b)(c)	790,000	780,125
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(d)	846,000	604,770
SREIT Trust, Series 2021-MFP, Class A, (1M CME Term SOFR + 0.85%, 0.73% Floor), 6.17%, 11/15/38(b)(c)	765,490	756,879
VASA Trust, Series 2021-VASA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.34%, 7/15/39(b)(c)	410,000	382,549
Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54(b)	90,398	91,456
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	249,294
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	300,284
		16,965,525
Federal Home Loan Mortgage Corporation – 6.4%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28(p)	4,160,000	339,907

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K095, Class XAM, 1.24%, 6/25/29(d)(p)	$500,000	$26,672
Series K124, Class X1, 0.72%, 12/25/30(d)(p)	5,864,406	216,120
Series K-1517, Class X1, 1.32%, 7/25/35(d)(p)	234,465	23,747
Series K736, Class X1, 1.28%, 7/25/26(d)(p)	947,892	18,230
Series KG06, Class X1, 0.53%, 10/25/31(d)(p)	3,095,162	94,025
Pool,
3.50%, 1/01/34 - 4/01/52	907,606	844,628
2.00%, 9/01/35 - 2/01/52	19,196,906	15,933,636
1.50%, 4/01/36 - 5/01/51	2,686,090	2,221,682
3.00%, 9/01/37 - 8/01/52	7,043,782	6,272,173
4.50%, 3/01/47 - 12/01/52	2,351,839	2,294,750
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 7.87% Cap), 2.91%, 11/01/47(c)	150,818	147,822
4.00%, 4/01/48 - 2/01/53	2,071,272	1,964,084
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(c)	531,738	507,226
5.00%, 11/01/49 - 6/01/53	2,562,757	2,535,795
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 2/01/50(c)	262,714	254,913
2.50%, 7/01/50 - 4/01/52	13,062,442	11,142,342
2.50%, 1/01/52(q)	2,306,600	1,963,993
6.00%, 11/01/52 - 4/01/54	1,829,368	1,863,724
5.50%, 12/01/52 - 4/01/54	2,651,044	2,663,197
6.50%, 2/01/53 - 4/01/54	1,602,914	1,658,257
7.50%, 12/01/53 - 1/01/54	57,027	60,404
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28(p)	2,500,000	119,742
Series 4391, Class MZ, 3.00%, 9/15/44	268,526	238,274
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 4980, Class KI, 4.50%, 6/25/50(p)	$427,209	$99,014
Series 5010, Class IK, 2.50%, 9/25/50(p)	63,154	9,177
Series 5010, Class JI, 2.50%, 9/25/50(p)	301,767	47,898
Series 5013, Class IN, 2.50%, 9/25/50(p)	76,739	12,753
Series 5018, Class MI, 2.00%, 10/25/50(p)	235,363	31,560
Series 5040, Class IB, 2.50%, 11/25/50(p)	66,011	9,493
Series 5059, Class IB, 2.50%, 1/25/51(p)	317,554	53,346
Series 5069, Class MI, 2.50%, 2/25/51(p)	71,107	10,811
Series 5081, Class AI, 3.50%, 3/25/51(p)	78,683	14,638
Series 5092, Class AP, 2.00%, 4/25/41	74,836	64,690
Series 5093, Class IY, 4.50%, 12/25/50(p)	466,784	107,067
Series 5112, Class KI, 3.50%, 6/25/51(p)	378,728	70,494
Series 5118, Class NI, 2.00%, 2/25/51(p)	746,047	97,797
Series 5127, Class AI, 3.00%, 6/25/51(p)	146,945	24,697
Series 5140, Class NI, 2.50%, 5/25/49(p)	338,915	47,318
Series 5148, Class BI, 2.50%, 1/25/49(p)	938,429	140,567
Series 5148, Class CI, 2.00%, 6/25/49(p)	439,520	54,355
Series 5200, Class KQ, 3.00%, 9/25/49	72,954	66,646
Series 5224, Class HL, 4.00%, 4/25/52	500,000	454,737
Series 5230, Class PE, 2.00%, 12/25/51	300,000	238,995
Series 5274, Class IO, 2.50%, 1/25/51(p)	630,479	103,510
Series 5293, Class CI, 2.50%, 4/25/51(p)	1,544,771	247,822
Series 5293, Class IO, 2.00%, 3/25/51(p)	908,680	114,909
Series 5377, Class IO, 2.50%, 12/25/51(p)	860,614	111,155

STRIPS, Series 334, Class S7, (5.99% - 30D Average SOFR, 6.10% Cap), 0.66%, 8/15/44(c)(p)	109,958	12,959
		55,651,751

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation Gold – 0.4%
Pool,
3.00%, 10/01/32 - 12/01/32	$447,331	$428,246
3.50%, 6/01/46 - 4/01/49	2,048,890	1,910,060
4.50%, 4/01/47 - 4/01/49	511,893	503,841
4.00%, 6/01/48	595,850	571,605
5.00%, 11/01/48	26,293	26,436
		3,440,188
Federal National Mortgage Association – 8.9%
Alternative Credit Enhancement Securities, Series 2020-M36, Class X1, 1.45%, 9/25/34(d)(p)	523,179	30,013
Interest STRIP,
Series 409, Class C18, 4.00%, 4/25/42(p)	6,988	1,292
Series 427, Class C21, 2.00%, 3/25/50(p)	798,776	97,422
Series 427, Class C71, 3.00%, 10/25/49(p)	425,581	70,125
Series 437, Class C11, 3.00%, 7/25/52(p)	559,890	98,846
Series 440, Class C6, 2.00%, 10/25/52(p)	1,841,947	235,924
Pool,
3.00%, 9/01/28 - 12/01/54	9,862,305	8,876,583
2.50%, 12/01/33 - 9/01/61	16,775,457	14,421,719
3.50%, 1/01/34 - 5/01/52	5,013,827	4,642,244
2.00%, 9/01/35 - 3/01/52	18,866,417	15,689,195
1.50%, 3/01/36 - 3/01/51	4,945,280	4,037,628
4.50%, 11/01/43 - 1/01/59	4,457,426	4,358,775
4.00%, 4/01/44 - 5/01/52	5,252,867	5,015,126
5.00%, 8/01/48 - 7/01/53	3,199,701	3,185,658
3.50%, 1/01/51(q)	1,895,380	1,742,271
5.50%, 11/01/52 - 6/01/54	2,972,950	2,987,947
6.00%, 11/01/52 - 4/01/54	3,349,404	3,413,701
6.50%, 1/01/53 - 4/01/54	2,057,997	2,123,957
5.50%, 6/01/53(e)	2,046,529	2,050,305
7.50%, 12/01/53 - 1/01/54	113,219	119,617
6.50%, 6/01/54 - 7/01/54(e)	1,226,644	1,258,855
7.00%, 9/01/54(e)	663,000	685,063
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2012-118, Class VZ, 3.00%, 11/25/42	$122,692	$111,239
Series 2013-54, Class BS, (6.04% - 30D Average SOFR, 6.15% Cap), 0.71%, 6/25/43(c)(p)	15,252	1,625
Series 2014-6, Class Z, 2.50%, 2/25/44	259,964	224,560
Series 2015-65, Class CZ, 3.50%, 9/25/45	273,130	234,632
Series 2018-74, Class AB, 3.50%, 10/25/48	155,986	143,889
Series 2020-32, Class PI, 4.00%, 5/25/50(p)	77,770	16,316
Series 2020-47, Class GZ, 2.00%, 7/25/50	217,004	132,011
Series 2020-56, Class AQ, 2.00%, 8/25/50	700,000	545,608
Series 2020-56, Class DI, 2.50%, 8/25/50(p)	73,042	11,879
Series 2020-57, Class TA, 2.00%, 4/25/50	184,651	160,334
Series 2020-74, Class EI, 2.50%, 10/25/50(p)	71,992	12,081
Series 2020-89, Class DI, 2.50%, 12/25/50(p)	212,331	33,421
Series 2020-97, Class AI, 2.00%, 1/25/51(p)	420,830	57,762
Series 2021-1, Class IG, 2.50%, 2/25/51(p)	161,433	26,643
Series 2021-3, Class QI, 2.50%, 2/25/51(p)	820,851	131,731
Series 2021-50, Class IO, 4.00%, 8/25/51(p)	238,141	46,461
Series 2021-61, Class KI, 2.50%, 4/25/49(p)	505,349	75,283
Series 2021-65, Class JA, 2.00%, 1/25/46	69,252	60,599
Series 2021-69, Class IJ, 2.50%, 1/25/49(p)	874,978	126,708
Series 2022-22, Class IO, 2.50%, 10/25/51(p)	622,873	105,944
Series 2022-57, Class BC, 4.00%, 9/25/52	81,419	77,796
Series 2023-2, Class CI, 2.00%, 10/25/50(p)	908,822	111,433
Series 2024-5, Class DI, 3.00%, 10/25/51(p)	1,068,095	180,618
		77,770,839

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association – 2.5%
Pool,
2.00%, 8/01/53(e)	$2,657,900	$2,202,630
2.50%, 8/01/53(e)	1,927,488	1,658,569
3.00%, 8/01/53(e)	1,485,271	1,325,429
3.50%, 8/01/53(e)	2,098,000	1,928,635
4.00%, 8/01/53(e)	782,000	738,544
4.50%, 8/01/53(e)	1,445,000	1,399,924
5.00%, 8/01/53(e)	1,653,000	1,634,514
5.50%, 8/01/53 - 9/01/54(e)	1,670,000	1,674,294
6.00%, 8/01/53 - 9/01/54(e)	2,228,000	2,253,684
6.50%, 8/01/54(e)	166,000	169,099

Series 2013-107, Class AD, 2.80%, 11/16/47(d)	64,792	58,032
Series 2014-17, Class AM, 3.54%, 6/16/48(d)	7,436	7,017
Series 2014-H20, Class FA, (1M CME Term SOFR + 0.54%, 0.43% Floor), 5.87%, 10/20/64(c)	104,037	103,735
Series 2018-168, Class PA, 4.00%, 8/20/48	79,159	75,288
Series 2019-18, Class TP, 3.50%, 2/20/49	85,939	78,969
Series 2020-103, Class AD, 1.45%, 1/16/63	574,156	434,220
Series 2020-123, Class IL, 2.50%, 8/20/50(p)	62,931	8,500
Series 2020-123, Class NI, 2.50%, 8/20/50(p)	141,076	19,171
Series 2020-127, Class IN, 2.50%, 8/20/50(p)	69,224	9,514
Series 2020-129, Class IE, 2.50%, 9/20/50(p)	72,554	9,861
Series 2020-146, Class DI, 2.50%, 10/20/50(p)	65,058	8,521
Series 2020-160, Class IH, 2.50%, 10/20/50(p)	74,779	10,513
Series 2020-160, Class VI, 2.50%, 10/20/50(p)	71,462	9,824
Series 2020-160, Class YI, 2.50%, 10/20/50(p)	217,535	29,798
Series 2020-181, Class WI, 2.00%, 12/20/50(p)	343,241	37,910
Series 2020-185, Class MI, 2.50%, 12/20/50(p)	68,774	9,813
Series 2020-190, Class IO, 1.05%, 11/16/62(d)(p)	4,391,788	337,475
Series 2020-47, Class MI, 3.50%, 4/20/50(p)	228,135	41,080
Series 2020-47, Class NI, 3.50%, 4/20/50(p)	66,353	11,961
	Par(a)	Value
Government National Mortgage Association (Continued)

Series 2020-H04, Class FP, (1M CME Term SOFR + 0.61%, 0.50% Floor), 5.94%, 6/20/69(c)	$149,358	$148,985
Series 2020-H09, Class FL, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.59%, 5/20/70(c)	117,900	119,315
Series 2020-H13, Class FA, (1M CME Term SOFR + 0.56%, 0.45% Floor, 7.50% Cap), 5.89%, 7/20/70(c)	925,067	910,157
Series 2020-H13, Class FM, (1M CME Term SOFR + 0.51%, 0.40% Floor, 11.00% Cap), 5.84%, 8/20/70(c)	92,625	92,137
Series 2021-14, Class AB, 1.34%, 6/16/63	284,612	216,384
Series 2021-188, Class PA, 2.00%, 10/20/51	844,420	682,848
Series 2021-21, Class AH, 1.40%, 6/16/63	427,963	318,791
Series 2021-29, Class AG, 5.00%, 2/20/51	70,446	70,131
Series 2021-29, Class TI, 2.50%, 2/20/51(p)	440,255	77,538
Series 2021-5, Class IO, 1.11%, 1/16/61(d)(p)	3,147,288	250,031
Series 2021-54, Class IO, 1.60%, 9/16/63(d)(p)	3,319,886	375,722
Series 2021-58, Class IY, 3.00%, 2/20/51(p)	685,682	108,133
Series 2021-67, Class QI, 3.00%, 4/20/51(p)	69,610	10,989
Series 2021-76, Class JI, 3.00%, 8/20/50(p)	71,489	11,269
Series 2021-78, Class IP, 3.00%, 5/20/51(p)	647,470	101,882
Series 2021-8, Class AQ, 5.00%, 1/20/51	70,272	70,757
Series 2021-83, Class PI, 3.00%, 5/20/51(p)	232,855	36,688
Series 2021-96, Class MI, 3.00%, 6/20/51(p)	125,002	19,737
Series 2021-96, Class VI, 2.50%, 6/20/51(p)	1,456,135	192,638
Series 2021-97, Class LI, 3.00%, 8/20/50(p)	829,931	131,043
Series 2022-139, Class AL, 4.00%, 7/20/51	200,000	181,598
Series 2022-189, Class PT, 2.50%, 10/20/51	89,851	75,178
Series 2022-196, Class BE, 3.00%, 10/16/64(d)	100,000	75,722

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)

Series 2022-220, Class E, 3.00%, 10/16/64	$200,000	$151,496
Series 2022-3, Class IO, 0.64%, 2/16/61(d)(p)	95,345	4,767
Series 2022-4, Class Z, 1.90%, 3/16/64	209,721	94,763
Series 2022-63, Class LM, 3.50%, 10/20/50	400,000	337,330
Series 2022-78, Class IO, 3.00%, 8/20/51(p)	74,729	12,027
Series 2022-82, Class Z, 2.00%, 2/16/64	939,823	519,979
Series 2022-85, Class IK, 3.00%, 5/20/51(p)	382,143	60,229
Series 2023-80, Class IA, 4.50%, 10/20/47(p)	1,329,189	257,979
		22,002,767
Government National Mortgage Association II – 3.2%
Pool,
3.00%, 9/15/42 - 4/20/52	4,947,225	4,406,193
3.50%, 3/20/45 - 6/20/52	2,737,098	2,530,329
4.00%, 8/20/46 - 12/20/52	3,032,743	2,881,086
4.50%, 4/20/47 - 9/20/52	2,006,544	1,963,094
5.00%, 5/20/48 - 8/20/53	1,585,120	1,581,089
2.50%, 10/20/49 - 1/20/53	4,486,040	3,845,074
2.00%, 8/20/50 - 4/20/51	7,549,814	6,231,318
5.50%, 11/20/52 - 8/20/53	2,120,344	2,135,906
6.00%, 9/20/53 - 1/20/54	942,535	965,248
6.50%, 9/20/53 - 1/20/54	283,805	291,495
6.50%, 9/01/54(e)	876,000	891,805
		27,722,637
Uniform Mortgage-Backed Securities – 2.8%
Pool,
1.50%, 8/01/38 - 8/01/54(e)	424,318	340,533
2.00%, 8/01/38 - 8/01/53(e)	783,235	674,034
4.00%, 8/01/38 - 8/01/52(e)	965,700	911,222
2.50%, 8/01/39 - 8/01/53(e)	702,600	612,442
3.00%, 8/01/39 - 9/01/53(e)	6,289,947	5,489,278
3.50%, 8/01/39 - 8/01/53(e)	8,500,000	7,713,887
4.50%, 8/01/39(e)	370,000	367,673
5.00%, 8/01/53(e)	2,995,384	2,949,593
5.50%, 8/01/53(e)	1,900,000	1,902,909
	Par(a)	Value
Uniform Mortgage-Backed Securities (Continued)
Pool,
6.00%, 8/01/53 - 9/01/53(e)	$2,446,000	$2,480,684
6.50%, 8/01/53(e)	600,000	615,289
7.00%, 8/01/54(e)	600,000	620,154
		24,677,698
Whole Loan – 2.1%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M CME Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap), 6.00%, 11/25/35(c)	18,178	18,061
Angel Oak Mortgage Trust,
Series 2022-3, Class A1, 4.00%, 1/10/67(b)	646,500	615,211
Series 2023-7, Class A1, (Step to 4.83% on 1/25/28), 4.80%, 11/25/67(b)(f)	112,978	110,821

BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, (Step to 7.29% on 3/25/28), 6.29%, 2/25/64(b)(f)	658,746	665,322
CHL Mortgage Pass-Through Trust,
Series 2007-9, Class A1, 5.75%, 7/25/37	25,328	12,369
Series 2007-9, Class A11, 5.75%, 7/25/37	13,839	6,758

CIM Trust, Series 2024-R1, Class A1, 4.75%, 6/25/64(b)	580,000	561,103
COLT Mortgage Loan Trust,
Series 2022-2, Class A1, (Step to 3.99% on 3/25/26), 2.99%, 2/25/67(b)(f)	145,086	135,090
Series 2024-4, Class A1, (Step to 6.95% on 8/25/28), 5.95%, 7/25/69(b)(f)	580,000	582,989
Connecticut Avenue Securities Trust,
Series 2023-R06, Class 1M2, (30D Average SOFR + 2.70%), 8.05%, 7/25/43(b)(c)	240,000	250,706
Series 2024-R02, Class 1M2, (30D Average SOFR + 1.80%, 1.80% Floor), 7.15%, 2/25/44(b)(c)	250,000	253,409

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)

Cross Mortgage Trust, Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(b)(f)	$87,439	$89,328
CSMC,
Series 2019-NQM1, Class A2, 3.86%, 10/25/59(b)	145,727	142,621
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	72,344	63,610
Series 2021-NQM6, Class A3, 1.59%, 7/25/66(b)	529,710	447,295
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	126,227	108,899
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(b)(d)	617,191	553,236
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	101,414	87,561
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(b)(d)	111,000	106,201
Series 2022-NQM6, Class PT, 9.35%, 12/25/67(b)(d)	124,082	125,650

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.21%, 1/25/67(b)	335,564	299,086
Ellington Financial Mortgage Trust,
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	269,357	223,445
Series 2022-1, Class A1, 2.21%, 1/25/67(b)	164,285	141,877
FHLMC STACR REMIC Trust,
Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 7.65%, 8/25/33(b)(c)	149,818	152,628
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 6.85%, 10/25/41(b)(c)	580,000	583,276
Series 2022-DNA2, Class M1A, (30D Average SOFR + 1.30%), 6.65%, 2/25/42(b)(c)	295,619	296,787
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2022-DNA3, Class M1B, (30D Average SOFR + 2.90%), 8.25%, 4/25/42(b)(c)	$550,000	$572,517
Series 2022-DNA4, Class M1A, (30D Average SOFR + 2.20%), 7.55%, 5/25/42(b)(c)	148,776	151,147
Series 2022-DNA5, Class M1B, (30D Average SOFR + 4.50%), 9.85%, 6/25/42(b)(c)	240,000	260,026
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.75%, 2/25/42(b)(c)	200,000	205,494

FNMA Connecticut Avenue Securities, Series 2016-C03, Class 1M2, (30D Average SOFR + 5.41%), 10.76%, 10/25/28(c)	110,644	115,831
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	74,450	68,070
Series 2024-RPL4, Class A1, (Step to 4.00% on 8/25/28), 3.90%, 9/25/61(b)(f)	770,000	720,029

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	71,242	107,794
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1B, (1M CME Term SOFR + 0.85%, 0.74% Floor, 11.00% Cap), 6.20%, 6/20/35(c)	119,125	109,829
Series 2005-9, Class 2A1C, (1M CME Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 6.36%, 6/20/35(c)	439,126	402,636

Impac CMB Trust, Series 2007-A, Class A, (1M CME Term SOFR + 0.61%, 0.50% Floor, 11.50% Cap), 5.96%, 5/25/37(b)(c)	146,484	137,031

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 5.75% on 5/25/25), 4.75%, 4/25/61(b)(f)	$235,935	$235,045
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(f)	142,229	140,957
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	568,118	135,289
Series 2007-2, Class A2, 6.25%, 1/25/38	304,710	169,359

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 5.76%, 2/25/34(d)	173,662	162,614
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	208,137	201,095
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-INV2, Class A1, 6.50%, 2/25/54(b)(d)	543,608	550,247
Series 2024-INV3, Class A1, 6.50%, 6/25/54(b)(d)	493,261	499,137
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	169,507	159,357
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	201,710	193,315
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(d)	488,148	475,498
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	236,985
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(d)	494,740	453,012
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	76,168	71,431
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	143,989	122,926
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2022-NQM4, Class A1, (Step to 4.96% on 9/25/24), 5.00%, 6/25/62(b)(f)	$204,658	$201,710
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	462,879	374,400
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	152,773	121,744
Series 2022-NQM1, Class A1, 2.31%, 11/25/61(b)	590,514	519,446
Series 2024-NQM1, Class A1, (Step to 6.93% on 1/25/28), 5.93%, 11/25/63(b)(f)	569,338	572,203
PRKCM Trust,
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	165,023	141,740
Series 2024-HOME1, Class A1, (Step to 7.43% on 6/25/28), 6.43%, 5/25/59(b)(f)	500,679	506,861

RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 6/25/54(b)(d)	600,000	605,813
Residential Mortgage Loan Trust, Series 2020-2, Class A1, 1.65%, 5/25/60(b)	13,352	13,239
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 3/27/62(b)(d)	666,059	615,410
Series 2022-2, Class A1, (Step to 5.28% on 9/25/24), 5.35%, 8/25/62(b)(f)	644,552	639,847
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.13%, 4/25/56(b)(d)	190,000	183,563
Series 2017-4, Class B2, 3.67%, 6/25/57(b)(d)	330,000	276,921
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(d)	240,000	190,186

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)

Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.30%, 2/25/38(b)(d)(p)	$165,564	$37,337
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 6.05%, 10/25/46(c)	251,597	209,388
		18,499,818
Total Mortgage-Backed Securities (Cost $258,441,726)		246,731,223

Municipal Bonds – 0.2%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	170,000	205,433
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	208,819
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	76,798
7.55%, 4/01/39	20,000	24,598

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	50,953
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(r)	25,000	22,854
		589,455
Georgia – 0.0%(g)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	38,000	42,737
Illinois – 0.0%(g)
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	432,941	431,163
	Par(a)	Value
Louisiana – 0.0%(g)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp. Project, 4.15%, 2/01/33	$70,000	$68,755
New Jersey – 0.0%(g)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	126,467
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	77,414
MTA Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	46,456
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	31,419
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	101,594
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	30,082
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	68,787
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	85,000	83,059
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	59,350
		498,161

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Ohio – 0.0%(g)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	$75,000	$101,282
Texas – 0.0%(g)
Port Beaumont Navigation District Dock & Wharf Facility Taxable Revenue Bonds, Jefferson Gulf Coast Energy Project, 10.00%, 7/01/26(b)	190,000	193,416
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	78,236
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	155,000	162,314
		433,966
Total Municipal Bonds (Cost $2,570,802)		2,291,986

Term Loans – 0.0%(c)(g)
Publishing & Broadcasting – 0.0%(g)
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 8.46%, 9/24/28	88	81
Software – 0.0%(g)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 9.10%, 10/27/28	22,971	22,879
Total Term Loans (Cost $22,988)		22,960

U.S. Government Obligations – 15.4%
U.S. Treasury Bonds – 5.8%
4.25%, 5/15/39	53,000	53,340
4.50%, 8/15/39	53,000	54,739
4.38%, 11/15/39	53,000	53,985
4.63%, 2/15/40	382,000	399,936
1.13%, 5/15/40	1,144,000	730,953
3.88%, 8/15/40	382,000	365,646
1.13%, 8/15/40	1,144,000	724,429
4.25%, 11/15/40	1,093,700	1,093,486
1.38%, 11/15/40	1,144,000	749,722
4.75%, 2/15/41	807,900	856,248
1.88%, 2/15/41	1,552,700	1,100,719
4.38%, 5/15/41	595,500	602,920
	Par(a)	Value
U.S. Treasury Bonds (Continued)
2.00%, 11/15/41	$449,000	$319,264
3.00%, 5/15/42	449,000	372,109
2.75%, 8/15/42	2,960,000	2,351,928
4.00%, 11/15/42	876,100	832,979
3.13%, 2/15/43	204,000	170,412
3.88%, 2/15/43	653,500	609,159
2.88%, 5/15/43	204,000	163,439
3.88%, 5/15/43	2,750,000	2,559,219
3.63%, 8/15/43	1,168,000	1,045,862
4.38%, 8/15/43	1,350,000	1,343,408
3.75%, 11/15/43	1,168,000	1,063,245
4.75%, 11/15/43	13,490,000	14,088,619
4.50%, 2/15/44	473,000	477,730
3.00%, 11/15/44	3,040,000	2,450,644
2.50%, 2/15/45(q)	3,298,000	2,433,434
3.00%, 5/15/45	2,450,000	1,967,848
2.88%, 11/15/46	199,000	154,334
2.75%, 11/15/47(q)	3,448,000	2,590,445
3.00%, 2/15/48(q)	1,194,000	937,850
2.25%, 8/15/49(q)	1,192,000	796,638
1.38%, 8/15/50	20,000	10,591
1.63%, 11/15/50	68,800	38,963
2.38%, 5/15/51	2,300	1,564
2.00%, 8/15/51	810,000	502,548
1.88%, 11/15/51	970,000	582,189
2.25%, 2/15/52	1,238,200	815,761
3.00%, 8/15/52	22,000	17,100
4.00%, 11/15/52	964,000	906,838
3.63%, 2/15/53	895,000	786,097
3.63%, 5/15/53	1,615,500	1,419,621
4.13%, 8/15/53	230,000	221,195
4.75%, 11/15/53	650,000	693,773
4.25%, 2/15/54	710,000	698,241
4.63%, 5/15/54	209,000	218,862
		50,428,032
U.S. Treasury Notes – 9.6%
1.13%, 1/15/33	720,000	717,140
3.13%, 8/15/25	213,000	209,644
5.00%, 8/31/25	1,386,000	1,389,844
3.50%, 9/15/25	528,000	521,379
5.00%, 9/30/25	1,312,300	1,317,170
5.00%, 10/31/25	282,000	283,267
4.50%, 11/15/25	1,501,000	1,499,534
0.38%, 11/30/25	11,000	10,411
4.88%, 11/30/25	1,580,000	1,586,172
4.00%, 12/15/25	2,475,000	2,457,694
3.88%, 1/15/26	90,000	89,205
4.63%, 3/15/26	2,090,000	2,096,695
0.75%, 3/31/26	1,497,500	1,410,341
3.75%, 4/15/26	614,000	607,644

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.63%, 5/15/26	$282,000	$278,497
0.75%, 5/31/26	387,000	362,782
0.88%, 6/30/26	7,903,000	7,411,532
4.63%, 6/30/26(h)	1,072,000	1,078,239
0.63%, 7/31/26	1,192,000	1,109,584
1.50%, 8/15/26	576,000	545,197
4.38%, 8/15/26	126,000	126,246
4.63%, 10/15/26	44,000	44,368
2.00%, 11/15/26	1,604,000	1,528,311
1.63%, 11/30/26	2,383,000	2,248,212
4.13%, 2/15/27	303,000	302,811
1.88%, 2/28/27	3,000	2,836
0.50%, 4/30/27	641,000	581,632
2.38%, 5/15/27	634,000	605,346
4.50%, 5/15/27	1,641,000	1,657,923
0.50%, 5/31/27	573,000	518,587
4.50%, 6/15/27	108,000	109,620
4.38%, 7/15/27	147,000	148,252
2.75%, 7/31/27	2,000	1,926
2.25%, 8/15/27(q)	2,642,000	2,505,565
3.13%, 8/31/27	5,000	4,866
0.38%, 9/30/27	808,000	720,667
4.13%, 10/31/27	1,269,000	1,272,371
0.63%, 11/30/27	10,000	8,946
3.88%, 11/30/27	3,416,000	3,399,320
3.88%, 12/31/27	31,000	30,861
3.50%, 1/31/28	7,000	6,883
4.00%, 2/29/28	12,000	11,996
3.63%, 3/31/28	1,496,700	1,477,699
3.50%, 4/30/28	51,000	50,123
1.25%, 5/31/28	1,980,000	1,788,652
4.00%, 6/30/28	1,496,700	1,497,460
1.00%, 7/31/28	4,500,000	4,007,988
4.13%, 7/31/28	255,000	256,325
1.25%, 9/30/28	1,583,700	1,419,577
4.88%, 10/31/28	217,000	224,620
3.13%, 11/15/28	340,000	328,671
1.38%, 12/31/28	3,000	2,688
2.63%, 2/15/29	565,000	533,859
2.38%, 3/31/29	87,000	81,168
4.63%, 4/30/29	14,000	14,411
2.38%, 5/15/29	565,000	526,421
3.25%, 6/30/29	1,044,600	1,012,201
4.25%, 6/30/29	61,000	61,844
4.00%, 10/31/29(q)	335,000	335,798
3.88%, 11/30/29	50,000	49,832
3.88%, 12/31/29(q)	6,120,000	6,095,616
3.50%, 1/31/30	61,000	59,628
1.50%, 2/15/30	896,000	787,290
4.00%, 2/28/30	1,254,300	1,257,093
3.75%, 5/31/30	872,000	862,394
	Par(a)	Value
U.S. Treasury Notes (Continued)
4.00%, 7/31/30	$146,000	$146,285
4.63%, 9/30/30	10,000	10,357
4.88%, 10/31/30	703,300	738,492
3.75%, 12/31/30	11,000	10,868
4.00%, 1/31/31	3,860,000	3,867,388
4.25%, 2/28/31	1,810,000	1,840,049
1.63%, 5/15/31	1,623,000	1,398,633
4.63%, 5/31/31	2,013,000	2,091,318
4.25%, 6/30/31	2,692,000	2,738,269
1.25%, 8/15/31	3,233,000	2,695,893
2.88%, 5/15/32	36,600	33,849
4.13%, 11/15/32	356,000	358,726
3.38%, 5/15/33	1,014,000	964,488
3.88%, 8/15/33	961,000	948,387
4.00%, 2/15/34	1,669,000	1,661,959
4.38%, 5/15/34	847,000	868,704
		83,924,539
Total U.S. Government Obligations (Cost $139,271,956)		134,352,571

	Number of Shares
Investment Companies – 30.0%
BlackRock Allocation Target Shares - BATS, Series A	6,455,775	61,136,185
iShares U.S. Treasury Bond ETF	8,745,507	201,234,116
Total Investment Companies (Cost $265,083,842)		262,370,301

	Par(a)/Number of Shares
Short-Term Investments – 4.6%
Corporate Bonds – 0.5%
AbbVie, Inc.,
2.60%, 11/21/24	$490,000	485,763
3.80%, 3/15/25	190,000	188,191
3.60%, 5/14/25	40,000	39,498

Air Lease Corp., 3.38%, 7/01/25	70,000	68,706
Altria Group, Inc., 2.35%, 5/06/25	30,000	29,312
Bank of New York Mellon (The) Corp., 1.60%, 4/24/25	60,000	58,482
Boeing (The) Co., 4.88%, 5/01/25	170,000	168,799

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25	$30,000	$29,800
Citigroup, Inc., 3.30%, 4/27/25	120,000	118,245
Energy Transfer L.P., 2.90%, 5/15/25	60,000	58,818
Goldman Sachs Group (The), Inc.,
(SOFR + 0.51%), 5.87%, 9/10/24(c)	494,000	494,018
3.50%, 4/01/25	70,000	69,126

Guardian Life Global Funding, 1.10%, 6/23/25(b)	50,000	48,255
HCA, Inc., 5.25%, 4/15/25	191,000	190,638
Humana, Inc., 4.50%, 4/01/25	20,000	19,906
Kinder Morgan Energy Partners L.P., 4.25%, 9/01/24	10,000	9,980
Kinder Morgan, Inc., 4.30%, 6/01/25	10,000	9,904
Las Vegas Sands Corp., 2.90%, 6/25/25	380,000	370,369
Mondelez International, Inc., 1.50%, 5/04/25	120,000	116,613
New York Life Global Funding, 0.95%, 6/24/25(b)	10,000	9,646
Northrop Grumman Corp., 2.93%, 1/15/25	40,000	39,545
Otis Worldwide Corp., 2.06%, 4/05/25(h)	50,000	48,912
Ovintiv, Inc., 5.65%, 5/15/25	337,000	337,245
PayPal Holdings, Inc., 1.65%, 6/01/25(h)	10,000	9,714
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	38,657
RTX Corp., 3.15%, 12/15/24	50,000	49,552
Sabine Pass Liquefaction LLC, 5.63%, 3/01/25(h)	416,000	415,685
Sprint LLC, 7.63%, 2/15/25(h)	1,042,000	1,047,394
T-Mobile USA, Inc., 3.50%, 4/15/25	90,000	88,736
		Par(a)/Number of Shares	Value
Corporate Bonds (Continued)

U.S. Bancorp, 1.45%, 5/12/25		$190,000	$184,538
Western Midstream Operating L.P., 3.10%, 2/01/25		50,000	49,322
			4,893,369
Foreign Issuer Bonds – 0.4%
Banco Santander S.A., 2.75%, 5/28/25		600,000	587,137
Bank of Montreal, 1.85%, 5/01/25		210,000	204,816
Bank of Nova Scotia (The),
3.45%, 4/11/25		320,000	315,872
1.30%, 6/11/25		120,000	116,137

Kenbourne Invest S.A., 6.88%, 11/26/24(b)(s)		203,000	116,725
Mexico Cetes, 0.00%, 11/28/24(t)	MXN	25,800,000	133,698
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.70%, 5/01/25		80,000	78,390
Petroleos Mexicanos, 7.19%, 9/12/24	MXN	403,000	21,506
Royal Bank of Canada, 1.15%, 6/10/25		10,000	9,675
Toronto-Dominion Bank (The), 1.15%, 6/12/25(h)		110,000	106,398
UBS A.G.,
4.75%, 8/09/24		306,000	305,929
7.95%, 1/09/25		370,000	373,852
3.70%, 2/21/25		636,000	629,929
2.95%, 4/09/25		250,000	245,824

VF Ukraine PAT via VFU Funding PLC, 6.20%, 2/11/25(b)		10,000	8,874
			3,254,762
Money Market Funds – 2.8%
Northern Institutional Funds - Liquid Assets Portfolio, 5.42%(u)(v)		9,741,518	9,741,518
Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(u)		14,812,600	14,812,600
			24,554,118
Mortgage-Backed Securities – 0.0%(g)
CSMC, Series 2022-NWPT, Class A, (1M CME Term SOFR + 3.14%, 3.14% Floor), 8.47%, 9/09/24(b)(c)		100,000	99,999

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
U.S. Government Obligations – 0.9%
U.S. Treasury Notes,
3.25%, 8/31/24(h)	$595,000	$593,791
4.25%, 9/30/24	185,000	184,617
4.38%, 10/31/24	143,000	142,652
4.50%, 11/30/24(h)	128,000	127,695
4.25%, 12/31/24(h)	919,000	915,654
2.00%, 2/15/25(h)	503,000	494,895
3.88%, 3/31/25	1,477,000	1,466,684
0.38%, 4/30/25(q)	998,000	965,019
3.88%, 4/30/25	246,000	244,101
2.13%, 5/15/25	433,000	423,823
2.88%, 6/15/25	1,920,000	1,888,200
3.00%, 7/15/25	154,000	151,520
		7,598,651
Total Short-Term Investments (Cost $40,611,652)		40,400,899

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.1%
10-Year U.S. Treasury Note Future, Strike Price USD 111.50, Expires 8/02/24	27	3,018,870	13,500
10-Year U.S. Treasury Note Future, Strike Price USD 111.50, Expires 8/23/24	26	2,907,060	21,531
10-Year U.S. Treasury Note Future, Strike Price USD 111.75, Expires 8/23/24	18	2,012,580	12,656
10-Year U.S. Treasury Note Future, Strike Price USD 112.00, Expires 8/23/24	18	2,012,580	10,687
10-Year U.S. Treasury Note Future, Strike Price USD 112.50, Expires 8/02/24	27	3,018,870	2,110
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 96.25, Expires 12/13/24	32	7,632,000	32,600
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 97.25, Expires 12/13/24	32	7,632,000	6,200
3-Month SOFR Future, Strike Price USD 94.94, Expires 8/16/24	37	8,784,725	5,088
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
3-Month SOFR Future, Strike Price USD 95.25, Expires 11/15/24	195	$46,507,500	$106,031
3-Month SOFR Future, Strike Price USD 95.75, Expires 11/15/24	195	46,507,500	30,469
5-Year U.S. Treasury Note Future, Strike Price USD 107.00, Expires 8/23/24	27	2,913,030	27,633
5-Year U.S. Treasury Note Future, Strike Price USD 107.50, Expires 8/23/24	40	4,315,600	26,875
5-Year U.S. Treasury Note Future, Strike Price USD 107.75, Expires 8/23/24	57	6,149,730	30,281
5-Year U.S. Treasury Note Future, Strike Price USD 108.25, Expires 8/23/24	8	863,120	2,563
			328,224
Call Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.75, Expires 11/12/24, Counterparty: Deutsche Bank	1	56,000	1,580
Chilean Peso vs. U.S. Dollar, Strike Price CLP 1,000.00, Expires 8/19/24, Counterparty: Barclays	1	55,000	51
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.25, Expires 9/24/24, Counterparty: JPMorgan Chase	1	55,000	182
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.50, Expires 10/23/24, Counterparty: Barclays	1	14,000	340
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.65, Expires 12/09/24, Counterparty: HSBC	1	6,000	146
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.75, Expires 3/06/26, Counterparty: Bank of America	1	10,391,000	69,839

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
Colombian Pesos vs. U.S. Dollar, Strike Price COP 4,200.00, Expires 11/12/24, Counterparty: Morgan Stanley	1	$84,000	$1,787
Hungarian Forint vs. U.S. Dollar, Strike Price HUF 365.00, Expires 8/22/24, Counterparty: Citibank	1	28,000	231
Indian Rupee vs. Chinese Yuan, Strike Price INR 12.50, Expires 1/23/25, Counterparty: JPMorgan Chase	1	34,000(w)	328
Mexican Peso vs. U.S. Dollar, Strike Price MXN 18.30, Expires 10/09/24, Counterparty: Morgan Stanley	1	55,000	2,164
Mexican Peso vs. U.S. Dollar, Strike Price MXN 18.30, Expires 10/18/24, Counterparty: Morgan Stanley	1	88,000	3,686
South African Rand vs. U.S. Dollar, Strike Price ZAR 19.00, Expires 11/12/24, Counterparty: Morgan Stanley	1	74,000	1,204
South African Rand vs. U.S. Dollar, Strike Price ZAR 20.80, Expires 8/15/24, Counterparty: Goldman Sachs	1	92,000	2
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.66, Expires 8/30/24, Counterparty: BNP Paribas	1	43,000(x)	273
U.S. Dollar vs. Euro, Strike Price USD 1.09, Expires 8/06/24, Counterparty: Barclays	1	43,000(y)	23
			81,836
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter – 0.0%(g)
Pay 1-Day USD SOFR (At Maturity); Receive 4.54% (At Maturity): Interest Rate Swap Maturing 10/18/2025, Strike Price USD 4.54, Expires 10/16/24, Counterparty: Barclays	1	$78,978,000	$216,321
Pay 1-Day USD SOFR (At Maturity); Receive 4.54% (At Maturity): Interest Rate Swap Maturing 10/18/2025, Strike Price USD 4.54, Expires 10/16/24, Counterparty: Goldman Sachs	1	39,594,000	108,448
			324,769
Put Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price USD 109.00, Expires 8/23/24	2	223,620	63
10-Year U.S. Treasury Note Future, Strike Price USD 110.00, Expires 8/23/24	1	111,810	109
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 95.88, Expires 12/13/24	33	7,870,500	8,044
3-Month SOFR Future, Strike Price USD 95.50, Expires 12/13/24	36	8,586,000	20,025
			28,241
Put Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.25, Expires 8/05/24, Counterparty: JPMorgan Chase	1	27,000	—*
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.40, Expires 8/08/24, Counterparty: Barclays	1	28,000	4
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.65, Expires 8/23/24, Counterparty: Deutsche Bank	1	37,000	462
Indian Rupee vs. Chinese Yuan, Strike Price INR 11.50, Expires 1/23/25, Counterparty: Standard Chartered Bank	1	67,000(w)	1,599

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Norwegian Kroner vs. Euro, Strike Price NOK 11.50, Expires 9/26/24, Counterparty: HSBC	1	$3,000(y)	$614
Polish Zloty vs. Euro, Strike Price PLN 4.31, Expires 8/13/24, Counterparty: Bank of America	1	52,000(y)	354
South African Rand vs. U.S. Dollar, Strike Price ZAR 18.20, Expires 8/15/24, Counterparty: Goldman Sachs	1	92,000	814
Turkish Lira vs. U.S. Dollar, Strike Price TRY 32.00, Expires 8/13/24, Counterparty: UBS	1	1,995	3
Turkish Lira vs. U.S. Dollar, Strike Price TRY 33.50, Expires 8/06/24, Counterparty: Barclays	1	28,000	249
Turkish Lira vs. U.S. Dollar, Strike Price TRY 34.00, Expires 8/14/24, Counterparty: UBS	1	36,000	562
Turkish Lira vs. U.S. Dollar, Strike Price TRY 35.00, Expires 8/23/24, Counterparty: UBS	1	27,000	391
Turkish Lira vs. U.S. Dollar, Strike Price BRL 35.00, Expires 11/21/24, Counterparty: UBS	1	5,000	1,332
Turkish Lira vs. U.S. Dollar, Strike Price TRY 35.50, Expires 10/30/24, Counterparty: UBS	1	46,000	315
Turkish Lira vs. U.S. Dollar, Strike Price TRY 37.50, Expires 10/08/24, Counterparty: Goldman Sachs	1	53,000	1,966
Turkish Lira vs. U.S. Dollar, Strike Price TRY 38.50, Expires 9/27/24, Counterparty: UBS	1	35,000	260
Turkish Lira vs. U.S. Dollar, Strike Price TRY 42.50, Expires 12/06/24, Counterparty: Goldman Sachs	1	37,000	4,863
U.S. Dollar vs. British Pound, Strike Price USD 1.30, Expires 8/01/24, Counterparty: Bank of America	1	36,000(z)	445
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 12/09/24, Counterparty: Barclays	1	$6,000(y)	$597
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 8/15/24, Counterparty: BNP Paribas	1	8,000(y)	51
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 11/12/24, Counterparty: Bank of America	1	4,000(y)	504
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 11/19/24, Counterparty: Bank of America	1	4,000(y)	534
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 11/12/24, Counterparty: JPMorgan Chase	1	43,000(y)	190
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 11/19/24, Counterparty: JPMorgan Chase	1	43,000(y)	207
U.S. Dollar vs. Euro, Strike Price USD 1.07, Expires 9/05/24, Counterparty: BNP Paribas	1	51,000(y)	66
U.S. Dollar vs. Euro, Strike Price USD 1.08, Expires 8/07/24, Counterparty: BNP Paribas	1	51,000(y)	38
U.S. Dollar vs. Euro, Strike Price USD 1.08, Expires 8/13/24, Counterparty: HSBC	1	26,000(y)	30
			16,450
Put Swaptions - Over the Counter – 0.0%(g)
Pay 3.93% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 12/20/2054, Strike Price USD 3.93, Expires 12/18/24, Counterparty: Citibank	1	1,960,000	28,126

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 4.00% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/29/2034, Strike Price USD 4.00, Expires 10/25/24, Counterparty: Bank of America	1	$79,000	$335
Pay 4.06% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 12/03/2044, Strike Price USD 4.06, Expires 11/29/24, Counterparty: JPMorgan Chase	1	1,920,000	18,975
Pay 4.43% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 10/21/2034, Strike Price USD 4.43, Expires 10/17/24, Counterparty: Goldman Sachs	2	6,505,500	5,196
			52,632
Total Purchased Options (Premiums Paid 824,141)			832,152

Total Long Positions – 105.1% (Cost $949,452,829)	919,313,013

	Par(a)	Value
Short Positions – (0.3)%(aa)
Mortgage-Backed Securities – (0.3)%
Uniform Mortgage-Backed Securities – (0.2)%
Pool,
4.50%, 8/01/53(e)	(412,000)	(396,847)
5.00%, 8/01/53(e)	(1,000,000)	(984,713)
5.50%, 8/01/53(e)	(152,828)	(153,062)
6.50%, 8/01/53(e)	(522,300)	(535,609)
		(2,070,231)
	Par(a)	Value
Government National Mortgage Association – (0.1)%
Pool, 3.00%, 8/01/53(e)	$(1,000,000)	$(892,382)
Total Mortgage-Backed Securities (Proceeds $2,936,846)		(2,962,613)
Total Short Positions – (0.3)% (Proceeds $2,936,846)		(2,962,613)
Total Written Options – (0.1)% (Premiums Received $971,779)		(764,813)
Liabilities less Other Assets – (4.7)%(ab)		(41,344,151)
NET ASSETS – 100.0%		$874,241,436
Percentages shown are based on Net Assets.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $88,167,733 or 10.09% of net assets.
(c)	Variable or floating rate security. Rate as of July 31, 2024 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2024 is disclosed.
(e)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2024.
(f)	Step coupon bond. Rate as of July 31, 2024 is disclosed.
(g)	Amount rounds to less than 0.05%.
(h)	Security either partially or fully on loan. As of July 31, 2024, the total value of securities on loan is $14,071,872.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2024 is disclosed.
(j)	Investment is valued using significant unobservable inputs (Level 3).
(k)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Century bond maturing in 2120.
(n)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(o)	Issuer has defaulted on terms of debt obligation.
(p)	Security is an Interest Only STRIP.
(q)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(r)	Century bond maturing in 2112.
(s)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(t)	Zero coupon bond.
(u)	7-day current yield as of July 31, 2024 is disclosed.
(v)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2024, total cash collateral has a value of $9,741,518 and total non-cash collateral has a value of $4,591,127.
(w)	The notional amount is CNH.
(x)	The notional amount is AUD.
(y)	The notional amount is EUR.
(z)	The notional amount is GBP.
(aa)	Securities sold short are not owned by the Fund.
(ab)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
*	Amount rounds to less than one dollar.

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
12MTA	12 Month Treasury Average
30D	30 Day
90D	90 Day
AUD	Australian Dollar
BANXICO	Banco de Mexico
BATS	Better Alternative Trading System
BBR	Bank Bill Rate
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLICP	Sinacofi Chile Interbank Rate

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CZK	Czech Republic Koruna
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
GMTN	Global Medium Term Note
GO	Government Obligation
HUF	Hungarian Forint
IBOR	Interbank Offered Rate
INR	Indian Rupee
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MTA	Metropolitan Transportation Authority
MXN	Mexican Peso
NOK	Norwegian Kroner
NZD	New Zealand Dollar
OAT	Obligations Assimilables du Trésor
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
PRBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
STRIP	Separate Trading of Registered Interest and Principal
TIIE	Tasa de Interés Interbancaria de Equilibrio
TRB	Tax Revenue Bonds
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at July 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	12	9/16/2024	AUD	904,662	$19,064
CME 3-Month SOFR	2	9/17/2024	USD	473,138	(375)
10-Year U.S. Treasury Note	226	9/19/2024	USD	25,269,625	245,489
U.S. Treasury Long Bond	139	9/19/2024	USD	16,788,594	346,495
Ultra 10-Year U.S. Treasury Note	7	9/19/2024	USD	809,047	(3,314)
Ultra U.S. Treasury Bond	50	9/19/2024	USD	6,398,438	186,017
2-Year U.S. Treasury Note	60	9/30/2024	USD	12,322,031	48,924
5-Year U.S. Treasury Note	712	9/30/2024	USD	76,818,124	979,291
CME 3-Month SOFR	60	3/18/2025	USD	14,309,250	(31,046)
3-Month SONIA	1	3/19/2025	GBP	306,620	(650)
CME 3-Month SOFR	205	3/17/2026	USD	49,425,500	204,075
Total Long Contracts					$1,993,970
Short Contracts
30-Year Euro-Buxl	(8)	9/06/2024	EUR	1,166,579	$(57,465)
10-Year Canadian Government Bond	(5)	9/18/2024	CAD	445,225	(8,784)
Ultra 10-Year U.S. Treasury Note	(23)	9/19/2024	USD	2,658,297	(64,295)
Ultra U.S. Treasury Bond	(3)	9/19/2024	USD	383,906	(6,375)
2-Year U.S. Treasury Note	(3)	9/30/2024	USD	616,102	(4,523)
Total Short Contracts					$(141,442)
					$1,852,528

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/18/24	U.S. Dollars	2,692,023	Brazilian Reals	14,701,406	Barclays	$106,452
9/18/24	U.S. Dollars	255,600	Brazilian Reals	1,400,000	Citibank	9,379
9/18/24	U.S. Dollars	317,174	Brazilian Reals	1,760,000	Goldman Sachs	7,639
8/28/24	U.S. Dollars	183,838	Mexican Pesos	3,320,729	Morgan Stanley	6,423
8/15/24	Colombian Pesos	329,926,000	U.S. Dollars	76,319	Morgan Stanley	4,959
9/25/24	Turkish Lira	2,043,000	U.S. Dollars	53,087	UBS	4,820
9/18/24	U.S. Dollars	132,747	Brazilian Reals	730,000	Morgan Stanley	4,360
8/29/24	U.S. Dollars	133,001	Czech Republic Koruna	3,025,656	Barclays	4,060
8/28/24	U.S. Dollars	94,838	Mexican Pesos	1,699,143	Toronto-Dominion Bank	4,058

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
8/13/24	U.S. Dollars	183,200	Colombian Pesos	728,359,000	Citibank	$3,720
8/15/24	Colombian Pesos	234,306,720	U.S. Dollars	54,186	BNP Paribas	3,535
12/06/24	Turkish Lira	1,215,000	U.S. Dollars	28,406	BNP Paribas	3,459
9/18/24	U.S. Dollars	3,420,998	Euro	3,150,800	Standard Chartered Bank	3,016
8/23/24	Japanese Yen	8,509,941	Euro	50,000	State Street	2,840
10/23/24	Colombian Pesos	728,359,000	U.S. Dollars	175,092	BNP Paribas	2,481
8/23/24	Japanese Yen	12,906,772	U.S. Dollars	84,000	Goldman Sachs	2,471
9/24/24	U.S. Dollars	342,913	Polish Zloty	1,350,514	Toronto-Dominion Bank	2,422
8/23/24	U.S. Dollars	74,000	Mexican Pesos	1,338,894	Goldman Sachs	2,408
8/02/24	U.S. Dollars	83,000	Brazilian Reals	456,538	Morgan Stanley	2,285
8/28/24	U.S. Dollars	49,328	Mexican Pesos	882,785	Barclays	2,164
9/18/24	U.S. Dollars	234,702	British Pounds	181,000	Deutsche Bank	1,914
9/25/24	U.S. Dollars	200,802	Euro	183,601	RBS	1,568
1/27/25	U.S. Dollars	91,000	Chinese Offshore Yuan	637,637	Morgan Stanley	1,526
9/25/24	U.S. Dollars	60,809	Colombian Pesos	242,218,000	Standard Chartered Bank	1,510
8/23/24	U.S. Dollars	94,000	Mexican Pesos	1,731,799	Barclays	1,400
8/23/24	Japanese Yen	4,390,986	Euro	26,000	Barclays	1,248
8/23/24	Japanese Yen	4,215,928	U.S. Dollars	27,000	State Street	1,245
8/15/24	Colombian Pesos	91,119,280	U.S. Dollars	21,393	Barclays	1,054
8/23/24	U.S. Dollars	28,000	Mexican Pesos	505,526	Citibank	969
8/23/24	U.S. Dollars	162,000	Colombian Pesos	654,802,380	Barclays	863
8/02/24	U.S. Dollars	55,000	Brazilian Reals	306,248	Goldman Sachs	856
12/04/24	Turkish Lira	1,498,656	U.S. Dollars	38,542	Goldman Sachs	846
12/04/24	Turkish Lira	645,344	U.S. Dollars	16,118	Barclays	842
8/23/24	U.S. Dollars	135,178	Euro	124,000	Standard Chartered Bank	825
8/02/24	U.S. Dollars	18,000	Brazilian Reals	97,564	Barclays	751
8/23/24	U.S. Dollars	83,000	Colombian Pesos	334,273,000	Citibank	741
8/02/24	U.S. Dollars	19,000	Brazilian Reals	103,860	Toronto-Dominion Bank	638
8/23/24	Colombian Pesos	193,301,600	U.S. Dollars	47,000	Morgan Stanley	569
10/23/24	Turkish Lira	674,872	U.S. Dollars	18,000	BNP Paribas	540
8/23/24	South African Rand	1,177,575	U.S. Dollars	64,000	Goldman Sachs	534
8/23/24	South African Rand	684,567	U.S. Dollars	37,000	Bank of America	516
10/28/24	Turkish Lira	1,043,700	U.S. Dollars	28,000	Citibank	509
8/23/24	South Korean Won	60,989,206	U.S. Dollars	44,000	Goldman Sachs	500

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
8/23/24	U.S. Dollars	37,000	Hungarian Forints	13,311,590	Bank of America	$468
8/02/24	U.S. Dollars	28,000	Brazilian Reals	156,089	BNP Paribas	404
8/23/24	Colombian Pesos	192,606,000	U.S. Dollars	47,000	Bank of America	397
8/23/24	Norwegian Kroner	407,729	U.S. Dollars	37,000	Goldman Sachs	393
8/23/24	South African Rand	517,838	U.S. Dollars	28,000	Barclays	379
8/23/24	U.S. Dollars	37,000	Hungarian Forints	13,349,519	Goldman Sachs	364
9/18/24	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	105,144	Barclays	347
8/23/24	Mexican Pesos	1,408,853	U.S. Dollars	75,000	Citibank	332
8/23/24	U.S. Dollars	28,000	Hungarian Forints	10,090,080	Citibank	309
8/23/24	South African Rand	598,618	Euro	30,000	HSBC	301
8/23/24	Chilean Pesos	25,683,750	U.S. Dollars	27,000	Bank of America	265
10/28/24	Turkish Lira	667,728	U.S. Dollars	18,000	Barclays	239
8/26/24	U.S. Dollars	36,886	Turkish Lira	1,253,770	Citibank	202
8/23/24	U.S. Dollars	12,628	Australian Dollars	19,000	Bank of America	195
9/24/24	U.S. Dollars	66,693	Polish Zloty	263,767	Morgan Stanley	192
8/23/24	Chilean Pesos	35,026,050	U.S. Dollars	37,000	Citibank	182
8/02/24	Brazilian Reals	108,205	U.S. Dollars	19,000	Bank of America	130
8/23/24	Norwegian Kroner	197,570	U.S. Dollars	18,000	UBS	119
8/23/24	U.S. Dollars	47,000	Colombian Pesos	190,562,440	Goldman Sachs	105
8/23/24	U.S. Dollars	28,389	British Pounds	22,000	Barclays	100
8/23/24	New Zealand Dollars	15,553	Australian Dollars	14,000	Bank of America	96
8/23/24	U.S. Dollars	28,000	Peruvian Nuevo Soles	104,345	Bank of America	87
8/23/24	Chilean Pesos	8,556,750	U.S. Dollars	9,000	HSBC	83
8/02/24	Brazilian Reals	356,804	U.S. Dollars	63,000	Citibank	82
8/23/24	Peruvian Nuevo Soles	101,223	U.S. Dollars	27,000	BNP Paribas	78
8/23/24	Colombian Pesos	187,220,000	U.S. Dollars	46,000	Citibank	72
8/23/24	Euro	34,000	Polish Zloty	145,780	UBS	69
10/17/24	U.S. Dollars	6,959	Euro	6,351	UBS	60
8/05/24	British Pounds	36,000	U.S. Dollars	46,222	BNP Paribas	60
8/23/24	Thai Baht	108,748	U.S. Dollars	3,000	HSBC	57
9/04/24	Brazilian Reals	230,174	U.S. Dollars	40,500	Citibank	44
8/23/24	Indonesian Rupiahs	455,560,000	U.S. Dollars	28,000	Barclays	20
8/23/24	Australian Dollars	43,000	U.S. Dollars	28,130	Barclays	8
8/23/24	South Korean Won	38,382,400	U.S. Dollars	28,000	JPMorgan Chase	5
8/23/24	U.S. Dollars	28,000	Brazilian Reals	158,746	Citibank	2
Total Unrealized Appreciation						$211,161

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
8/23/24	New Zealand Dollars	14,000	Australian Dollars	12,737	Bank of America	$(2)
8/23/24	Peruvian Nuevo Soles	104,650	U.S. Dollars	28,000	Citibank	(5)
8/23/24	U.S. Dollars	37,000	Swedish Kronor	395,899	JPMorgan Chase	(14)
8/23/24	Philippine Pesos	1,634,080	U.S. Dollars	28,000	JPMorgan Chase	(15)
8/23/24	South Korean Won	38,350,648	U.S. Dollars	28,000	Morgan Stanley	(18)
8/23/24	U.S. Dollars	28,000	Mexican Pesos	524,385	JPMorgan Chase	(39)
8/23/24	Colombian Pesos	186,714,000	U.S. Dollars	46,000	BNP Paribas	(52)
9/04/24	Brazilian Reals	158,662	U.S. Dollars	28,000	Morgan Stanley	(53)
8/02/24	U.S. Dollars	40,500	Brazilian Reals	229,408	Citibank	(59)
8/23/24	Euro	68,000	British Pounds	57,349	Barclays	(66)
8/23/24	Colombian Pesos	146,014,463	British Pounds	28,000	BNP Paribas	(72)
8/23/24	Indonesian Rupiahs	649,109,200	U.S. Dollars	40,000	BNP Paribas	(76)
8/23/24	Euro	26,000	U.S. Dollars	28,248	Barclays	(77)
8/02/24	U.S. Dollars	28,000	Brazilian Reals	158,824	Goldman Sachs	(80)
8/23/24	Australian Dollars	43,102	British Pounds	22,000	Goldman Sachs	(84)
8/23/24	U.S. Dollars	28,000	Mexican Pesos	525,560	Goldman Sachs	(102)
8/23/24	Hungarian Forints	13,444,388	U.S. Dollars	37,000	BNP Paribas	(104)
8/23/24	U.S. Dollars	47,000	Colombian Pesos	191,431,000	BNP Paribas	(108)
8/21/24	U.S. Dollars	31,134	Peruvian Nuevo Soles	116,818	Bank of America	(116)
8/23/24	Australian Dollars	21,321	Euro	13,000	State Street	(133)
8/23/24	Hungarian Forints	6,871,787	U.S. Dollars	19,000	UBS	(141)
8/23/24	Hungarian Forints	13,430,586	U.S. Dollars	37,000	Citibank	(142)
8/02/24	Brazilian Reals	50,071	U.S. Dollars	9,000	BNP Paribas	(148)
8/23/24	British Pounds	22,000	U.S. Dollars	28,436	Goldman Sachs	(148)
8/05/24	U.S. Dollars	17,718	Turkish Lira	595,582	Barclays	(158)
9/19/24	U.S. Dollars	17,227	Turkish Lira	609,684	Barclays	(163)
8/23/24	Mexican Pesos	520,289	U.S. Dollars	28,000	Bank of America	(180)
8/23/24	U.S. Dollars	37,000	Norwegian Kroner	405,993	Goldman Sachs	(234)
8/23/24	U.S. Dollars	42,000	Japanese Yen	6,304,439	Bank of America	(238)
8/23/24	Australian Dollars	42,000	U.S. Dollars	27,761	Goldman Sachs	(277)
9/04/24	Brazilian Reals	265,193	U.S. Dollars	47,000	Citibank	(288)
8/23/24	U.S. Dollars	104,000	South African Rand	1,903,227	Morgan Stanley	(302)
8/23/24	U.S. Dollars	47,000	South African Rand	864,297	Nomura	(366)
8/23/24	U.S. Dollars	47,000	Colombian Pesos	192,629,500	Citibank	(403)
8/23/24	U.S. Dollars	27,000	Japanese Yen	4,103,680	HSBC	(493)
8/02/24	Brazilian Reals	98,964	U.S. Dollars	18,000	Citibank	(503)
2/24/25	Colombian Pesos	361,848,000	U.S. Dollars	87,234	HSBC	(509)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
8/23/24	British Pounds	85,000	U.S. Dollars	109,835	UBS	$(537)
8/28/24	Mexican Pesos	881,719	U.S. Dollars	47,677	JPMorgan Chase	(570)
9/03/24	U.S. Dollars	41,840	South African Rand	774,786	BNP Paribas	(583)
8/28/24	Mexican Pesos	232,328	U.S. Dollars	13,050	HSBC	(637)
8/23/24	U.S. Dollars	28,000	Japanese Yen	4,278,642	Goldman Sachs	(666)
8/23/24	U.S. Dollars	70,000	Chinese Offshore Yuan	509,738	HSBC	(693)
8/23/24	Polish Zloty	365,842	U.S. Dollars	93,000	Morgan Stanley	(726)
8/23/24	U.S. Dollars	84,000	South African Rand	1,546,355	Goldman Sachs	(745)
8/23/24	Euro	26,000	Japanese Yen	4,321,728	HSBC	(784)
8/02/24	Brazilian Reals	97,123	U.S. Dollars	18,000	Morgan Stanley	(829)
9/18/24	U.S. Dollars	106,524	Euro	99,000	UBS	(871)
12/06/24	U.S. Dollars	30,899	Turkish Lira	1,215,000	Barclays	(966)
9/18/24	U.S. Dollars	132,449	Euro	123,000	Nomura	(981)
8/02/24	Brazilian Reals	152,810	U.S. Dollars	28,000	UBS	(983)
9/18/24	U.S. Dollars	226,662	Euro	210,000	RBS	(1,146)
8/23/24	Hungarian Forints	26,526,380	U.S. Dollars	74,000	Morgan Stanley	(1,203)
1/27/25	Chinese Yuan	636,090	U.S. Dollars	91,000	Morgan Stanley	(1,271)
9/18/24	U.S. Dollars	231,489	British Pounds	181,000	State Street	(1,299)
8/14/24	U.S. Dollars	249,161	Colombian Pesos	1,017,200,000	Citibank	(1,462)
8/23/24	Mexican Pesos	1,374,161	U.S. Dollars	75,000	Goldman Sachs	(1,523)
9/03/24	U.S. Dollars	160,731	South African Rand	2,969,693	Toronto-Dominion Bank	(1,872)
12/04/24	U.S. Dollars	54,087	Turkish Lira	2,144,000	UBS	(2,261)
9/18/24	U.S. Dollars	289,003	Euro	268,531	Toronto-Dominion Bank	(2,299)
9/18/24	U.S. Dollars	582,044	British Pounds	454,500	RBS	(2,499)
2/21/25	Colombian Pesos	242,218,000	U.S. Dollars	60,890	Citibank	(2,813)
8/02/24	Brazilian Reals	642,335	U.S. Dollars	116,500	Goldman Sachs	(2,936)
8/23/24	Euro	50,000	Japanese Yen	8,528,236	Goldman Sachs	(2,962)
9/18/24	U.S. Dollars	445,137	Euro	413,469	BNP Paribas	(3,393)
9/18/24	U.S. Dollars	262,411	Mexican Pesos	5,004,662	Barclays	(4,123)
8/26/24	U.S. Dollars	125,248	Colombian Pesos	526,412,318	Barclays	(4,241)
9/18/24	U.S. Dollars	567,169	British Pounds	445,000	Standard Chartered Bank	(5,156)
8/23/24	Mexican Pesos	3,756,332	U.S. Dollars	208,000	State Street	(7,146)
9/18/24	U.S. Dollars	163,698	Japanese Yen	25,497,000	Nomura	(7,774)
9/18/24	U.S. Dollars	788,632	Japanese Yen	121,847,743	Standard Chartered Bank	(30,820)
Total Unrealized Depreciation						$(104,738)
Net Unrealized Appreciation						$106,423

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2024: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	53	USD	5,925,930	112.75	8/23/2024	$(16,562)
10-Year U.S. Treasury Note Future	77	USD	8,609,370	112.50	8/23/2024	(30,079)
10-Year U.S. Treasury Note Future	23	USD	2,582,210	115.00	9/20/2024	(5,391)
3-Month SOFR 1-Year Mid Curve Future	65	USD	15,502,500	96.75	12/13/2024	(30,469)
3-Month SOFR Future	74	USD	17,569,450	95.19	8/16/2024	(1,850)
3-Month SOFR Future	390	USD	93,015,000	95.50	11/15/2024	(104,812)
3-Month SOFR Future	73	USD	17,410,500	97.13	12/13/2024	(2,737)
5-Year U.S. Treasury Note Future	35	USD	3,776,150	108.75	8/23/2024	(6,016)
5-Year U.S. Treasury Note Future	54	USD	5,826,060	108.00	8/23/2024	(22,360)
5-Year U.S. Treasury Note Future	35	USD	3,792,600	108.75	9/20/2024	(18,320)
Total Written Call Options Contracts (Premiums Received $223,998)						$(238,596)

Written Put Option Contracts outstanding at July 31, 2024: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	2	USD	223,620	108.50	8/23/2024	$(63)
10-Year U.S. Treasury Note Future	2	USD	223,620	107.50	8/23/2024	(31)
10-Year U.S. Treasury Note Future	23	USD	2,571,630	109.50	8/23/2024	(1,437)
10-Year U.S. Treasury Note Future	23	USD	2,582,210	110.00	9/20/2024	(5,750)
3-Month SOFR 1-Year Mid Curve Future	66	USD	15,741,000	95.38	12/13/2024	(4,537)
3-Month SOFR Future	36	USD	8,586,000	95.00	12/13/2024	(2,250)
Total Written Put Options Contracts (Premiums Received $53,687)						$(14,068)

Written Call Option Contracts outstanding at July 31, 2024: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	JPMorgan Chase	1	USD	13,500	BRL	5.50	8/05/2024	$(383)
Brazilian Real vs. U.S. Dollar	Barclays	1	USD	28,000	BRL	5.50	8/08/2024	(828)
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	37,000	BRL	5.85	8/23/2024	(192)
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	28,000	BRL	6.00	11/12/2024	(418)
Chilean Peso vs. U.S. Dollar	Bank of America	1	USD	55,000	CLP	1,000.00	8/19/2024	(51)
Chinese Yuan vs. U.S. Dollar	JPMorgan Chase	1	USD	83,000	CNH	7.35	9/24/2024	(68)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2024: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	47,000	COP	4,500.00	11/12/2024	$(349)
Indian Rupee vs. Chinese Yuan	Standard Chartered Bank	1	CNH	34,000	INR	12.50	1/23/2025	(328)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	1	USD	83,000	MXN	19.10	10/09/2024	(1,627)
South African Rand vs. U.S. Dollar	Goldman Sachs	1	USD	92,000	ZAR	20.80	8/15/2024	(2)
South African Rand vs. U.S. Dollar	Morgan Stanley	1	USD	37,000	ZAR	20.00	11/12/2024	(242)
Turkish Lira vs. U.S. Dollar	UBS	1	USD	28,000	TRY	33.40	8/06/2024	(127)
Turkish Lira vs. U.S. Dollar	UBS	1	USD	27,000	TRY	34.00	8/09/2024	(74)
Turkish Lira vs. U.S. Dollar	UBS	1	USD	27,000	TRY	37.00	8/14/2024	(5)
Turkish Lira vs. U.S. Dollar	Bank of America	1	USD	20,250	TRY	38.00	9/27/2024	(156)
Total Written OTC Call Options Contracts (Premiums Received $6,566)								$(4,850)

Written Put Option Contracts outstanding at July 31, 2024: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	JPMorgan Chase	1	USD	27,000	BRL	5.10	8/05/2024	$—
Indian Rupee vs. Chinese Yuan	JPMorgan Chase	1	CNH	23,500	INR	11.50	1/23/2025	(561)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	1	USD	44,000	MXN	17.00	10/18/2024	(36)
South African Rand vs. U.S. Dollar	Goldman Sachs	1	USD	92,000	ZAR	18.20	8/15/2024	(814)
Taiwan New Dollar vs. U.S. Dollar	Bank of America	1	USD	55,000	TWD	32.60	8/08/2024	(120)
Turkish Lira vs. U.S. Dollar	UBS	1	USD	28,000	TRY	33.00	8/06/2024	(28)
Turkish Lira vs. U.S. Dollar	Goldman Sachs	1	USD	55,000	TRY	40.50	12/06/2024	(4,834)
Total Written OTC Put Options Contracts (Premiums Received $4,721)								$(6,393)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at July 31, 2024: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/18/2025	3.84% (At Maturity)	1-Day USD SOFR (At Maturity)	Goldman Sachs	10/16/2024	3.84%	39,594,000	$(16,392)
Interest Rate Swap Maturing 10/21/2025	3.91% (Annually)	1-Day USD SOFR (Annually)	Bank of America	5/22/2026	3.91	288,039	(16,975)
Interest Rate Swap Maturing 10/21/2034	3.83% (Annually)	1-Day USD SOFR (Annually)	Bank of America	9/17/2024	3.83	1,103,000	(25,618)
Interest Rate Swap Maturing 10/29/2027	3.84% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	5/18/2026	3.84	81,446	(4,519)
Interest Rate Swap Maturing 12/03/2029	3.84% (At Maturity)	1-Day USD SOFR (At Maturity)	Barclays	10/16/2024	3.84	78,978,000	(32,697)
Interest Rate Swap Maturing 5/12/2036	3.87% (Annually)	1-Day USD SOFR (Annually)	Bank of America	5/18/2026	3.87	52,699	(3,004)
Interest Rate Swap Maturing 5/13/2036	3.98% (Annually)	1-Day USD SOFR (Annually)	Bank of America	5/11/2026	3.98	926,193	(57,909)
Interest Rate Swap Maturing 5/13/2036	3.84% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	5/18/2026	3.84	111,922	(6,210)
Interest Rate Swap Maturing 5/20/2036	3.89% (Annually)	1-Day USD SOFR (Annually)	Citibank	9/13/2024	3.89	2,205,000	(58,842)
Interest Rate Swap Maturing 5/20/2036	3.95% (Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	5/08/2026	3.95	224,450	(13,634)
Interest Rate Swap Maturing 5/20/2036	3.87% (Annually)	1-Day USD SOFR (Annually)	Bank of America	5/18/2026	3.87	350,500	(8,081)
Interest Rate Swap Maturing 5/27/2036	3.86% (Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	9/12/2024	3.86	4,410,000	(109,195)
Interest Rate Swap Maturing 7/13/2036	3.84% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	9/27/2024	3.84	1,138,000	(28,844)
Interest Rate Swap Maturing 9/20/2054	3.75% (Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	7/09/2026	3.75	100,307	(5,241)
Total Written OTC Call Swaptions Contracts (Premiums Received $315,779)							$(387,161)

Written Put Interest Rate Swaption Contracts outstanding at July 31, 2024: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/01/2034	1-Day USD SOFR (At Maturity)	5.10% (At Maturity)	Goldman Sachs	10/17/2024	5.10%	USD	54,648,000	$(1,104)
Interest Rate Swap Maturing 10/18/2025	1-Day USD SOFR (Annually)	3.95% (Annually)	Deutsche Bank	5/08/2026	3.95	USD	224,450	(6,356)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at July 31, 2024: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/18/2025	1-Day USD SOFR (Annually)	3.84% (Annually)	Morgan Stanley	5/18/2026	3.84%	USD	81,446	$(2,575)
Interest Rate Swap Maturing 10/21/2025	1-Day USD SOFR (Annually)	3.98% (Annually)	Bank of America	5/11/2026	3.98	USD	926,193	(25,525)
Interest Rate Swap Maturing 10/21/2034	1-Day USD SOFR (Annually)	3.87% (Annually)	Bank of America	5/18/2026	3.87	USD	141,764	(4,358)
Interest Rate Swap Maturing 5/12/2036	1-Day USD SOFR (Annually)	3.84% (Annually)	Morgan Stanley	5/18/2026	3.84	USD	111,922	(3,538)
Interest Rate Swap Maturing 5/20/2036	1-Day USD SOFR (Annually)	3.89% (Annually)	Citibank	9/13/2024	3.89	USD	2,205,000	(7,060)
Interest Rate Swap Maturing 5/20/2036	1-Day USD SOFR (Annually)	3.83% (Annually)	Bank of America	9/17/2024	3.83	USD	1,103,000	(5,118)
Interest Rate Swap Maturing 5/20/2036	1-Day USD SOFR (Annually)	3.86% (Annually)	Citibank	9/18/2024	3.86	USD	1,960,000	(10,530)
Interest Rate Swap Maturing 5/20/2036	1-Day USD SOFR (Annually)	3.87% (Annually)	Bank of America	5/18/2026	3.87	USD	52,699	(1,620)
Interest Rate Swap Maturing 5/20/2036	1-Day USD SOFR (Annually)	3.91% (Annually)	Bank of America	5/22/2026	3.91	USD	288,039	(8,588)
Interest Rate Swap Maturing 9/16/2034	1-Day USD SOFR (Annually)	3.86% (Annually)	Deutsche Bank	9/12/2024	3.86	USD	4,410,000	(15,700)
Interest Rate Swap Maturing 9/16/2034	1-Day USD SOFR (Annually)	4.20% (Annually)	JPMorgan Chase	11/29/2024	4.20	USD	5,920,000	(11,661)
Interest Rate Swap Maturing 9/17/2034	1-Day USD SOFR (Annually)	4.00% (Annually)	Bank of America	10/25/2024	4.00	USD	232,000	(514)
Interest Rate Swap Maturing 9/19/2034	1-Day USD SOFR (Annually)	3.84% (Annually)	Goldman Sachs	9/27/2024	3.84	USD	1,138,000	(5,909)
Interest Rate Swap Maturing 9/19/2034	1-Day USD SOFR (Annually)	3.75% (Annually)	Deutsche Bank	7/09/2026	3.75	USD	100,307	(3,589)
Total Written OTC Put Swaptions Contracts (Premiums Received $367,028)								$(113,745)

Interest Rate Swap Contracts outstanding at July 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Federal Funds Rate (At Maturity)	5.32% (At Maturity)	9/18/2024	USD	572,470,000	$2,465	$—	$2,465
1-Day U.S. Federal Funds Rate (At Maturity)	5.33% (At Maturity)	9/18/2024	USD	280,940,000	4,703	—	4,703
4.68% (Quarterly)	3M CZK PRBOR (Quarterly)	3/20/2025	CZK	6,582,000	(3,985)	—	(3,985)
4.46% (At Maturity)	1-Day USD SOFR (At Maturity)	10/16/2025	USD	52,381,550	(31,947)	—	(31,947)
5.14% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/20/2025	PLN	456,000	(2,488)	—	(2,488)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2024: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.15% (Quarterly)	3M ZAR JIBAR (Quarterly)	5/07/2026	ZAR	2,807,000	$(1,388)	$—	$(1,388)
7.97% (Quarterly)	3M ZAR JIBAR (Quarterly)	6/06/2026	ZAR	1,979,000	(812)	—	(812)
28-Day MXN-TIIE-BANXICO (Monthly)	10.76% (Monthly)	6/11/2026	MXN	1,181,000	651	—	651
28-Day MXN-TIIE-BANXICO (Monthly)	9.41% (Monthly)	7/24/2029	MXN	1,309,000	182	—	182
4.20% (Annually)	1-Day USD SOFR (Annually)	4/30/2031	USD	25,030,000	(810,659)	(328,790)	(481,869)
1-Day USD SOFR (Annually)	3.78% (Annually)	6/18/2034	USD	816,667	5,238	—	5,238
4.53% (Quarterly)	3M NZD BBR (Quarterly)	7/05/2034	NZD	675,332	(14,956)	—	(14,956)
4.56% (Quarterly)	3M NZD BBR (Quarterly)	7/05/2034	NZD	673,632	(15,912)	—	(15,912)
4.54% (Quarterly)	3M NZD BBR (Quarterly)	7/08/2034	NZD	562,358	(12,623)	—	(12,623)
1-Day USD SOFR (Annually)	3.77% (Annually)	7/15/2034	USD	816,667	5,164	—	5,164
4.37% (Quarterly)	3M NZD BBR (Quarterly)	7/15/2034	NZD	376,536	(5,394)	—	(5,394)
4.38% (Quarterly)	3M NZD BBR (Quarterly)	7/15/2034	NZD	381,054	(5,712)	—	(5,712)
3M NZD BBR (Quarterly)	4.13% (Semi-Annually)	7/23/2034	NZD	331,162	986	—	986
3M NZD BBR (Quarterly)	4.11% (Semi-Annually)	7/26/2034	NZD	674,291	1,356	—	1,356
3M NZD BBR (Quarterly)	4.15% (Semi-Annually)	7/29/2034	NZD	226,547	863	—	863
1-Day USD SOFR (Annually)	3.70% (Annually)	8/02/2034	USD	440,998	634	(78)	712
3.15% (Annually)	1-Day USD SOFR (Annually)	5/15/2048	USD	4,967,000	426,509	(52,521)	479,030
2.49% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/19/2054	EUR	793,980	(12,140)	—	(12,140)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/20/2054	EUR	1,547,980	(30,863)	—	(30,863)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/01/2054	EUR	395,000	(8,245)	—	(8,245)
2.46% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/22/2054	EUR	166,000	(1,815)	—	(1,815)
2.54% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	4/22/2054	EUR	642,000	(20,139)	(1,321)	(18,818)
2.44% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/19/2054	EUR	158,000	(1,750)	—	(1,750)
2.41% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/20/2054	EUR	158,000	(588)	—	(588)
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	6/24/2054	EUR	108,000	1,285	—	1,285
Total					$(531,380)	$(382,710)	$(148,670)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.73% (At Maturity)	1-Day COP COOVI (At Maturity)	Morgan Stanley	5/10/2025	COP	298,119,010	$29	$—	$29
9.81% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	5/10/2025	COP	445,640,990	(40)	—	(40)
1-Day BRL BZDIO (At Maturity)	10.81% (At Maturity)	BNP Paribas	7/01/2025	BRL	867,000	(617)	—	(617)
1-Day BRL BZDIO (At Maturity)	10.98% (At Maturity)	BNP Paribas	7/01/2025	BRL	544,000	(236)	—	(236)
8.62% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	11/05/2025	COP	781,128,000	(711)	—	(711)
1-Day BRL BZDIO (At Maturity)	11.80% (At Maturity)	Citibank	1/02/2026	BRL	578,798	(83)	—	(83)
1-Day BRL BZDIO (At Maturity)	11.75% (At Maturity)	Citibank	1/02/2026	BRL	563,000	(247)	—	(247)
1-Day BRL BZDIO (At Maturity)	10.11% (At Maturity)	Goldman Sachs	1/02/2026	BRL	231,260	(1,364)	—	(1,364)
1-Day CLP CLICP (At Maturity)	4.95% (At Maturity)	Goldman Sachs	4/01/2026	CLP	236,847,686	(88)	—	(88)
10.97% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Barclays	1/04/2027	BRL	937,000	2,968	—	2,968
11.57% (At Maturity)	1-Day BRL BZDIO (At Maturity)	BNP Paribas	1/04/2027	BRL	415,000	292	—	292
1-Day BRL BZDIO (At Maturity)	11.91% (At Maturity)	Goldman Sachs	1/04/2027	BRL	944,000	326	—	326
1-Day BRL BZDIO (At Maturity)	9.79% (At Maturity)	BNP Paribas	1/04/2027	BRL	837,000	(7,641)	—	(7,641)
1-Day BRL BZDIO (At Maturity)	10.32% (At Maturity)	Bank of America	1/04/2027	BRL	11,480	(70)	—	(70)
4.92% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	JPMorgan Chase	4/01/2028	CLP	127,656,455	67	—	67
4.99% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Goldman Sachs	4/01/2028	CLP	132,993,545	(116)	—	(116)
Total						$(7,531)	$—	$(7,531)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2024:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Main Index Series (Pay Quarterly)	5.00%	6/20/2029	EUR	344,620	$(33,883)	$(31,363)	$(2,520)
Total					$(33,883)	$(31,363)	$(2,520)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2024: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 42 (Pay Quarterly)	3.31%	5.00%	6/20/2029	USD	8,940,225	$657,374	$561,484	$95,890
Markit CDX North America Investment Grade Index Series 42 (Pay Quarterly)	0.52%	1.00%	6/20/2029	USD	24,674,000	553,918	513,270	40,648
Total						$1,211,292	$1,074,754	$136,538

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2024: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$(1,225)	$649	$(1,874)
Abbott Laboratories 3.40% 11/30/2023 (Pay Quarterly)	1.00%	6/20/2029	JPMorgan Chase	USD	129,000	(3,415)	(2,862)	(553)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	6/20/2029	Goldman Sachs	USD	360,000	(10,463)	(9,684)	(779)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	6/20/2029	Bank of America	USD	343,000	(9,969)	(9,227)	(742)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	6/20/2029	Goldman Sachs	USD	360,000	(11,040)	(10,328)	(712)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	6/20/2029	Goldman Sachs	USD	346,000	(8,886)	(6,596)	(2,290)
Federal Republic of Brazil, 3.75%, Due: 9/12/2031 (Pay Quarterly)	1.00%	6/20/2029	Barclays	USD	112,000	2,668	3,163	(495)
Federal Republic of Brazil, 3.75%, Due: 9/12/2031 (Pay Quarterly)	1.00%	6/20/2029	Goldman Sachs	USD	107,000	2,549	2,833	(284)
Federal Republic of Brazil, 3.75%, Due: 9/12/2031 (Pay Quarterly)	1.00%	6/20/2029	Bank of America	USD	38,000	905	1,073	(168)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	6/20/2029	Bank of America	USD	33,396	796	522	274
Republic of Chile, 3.24%, Due: 2/06/2028 (Pay Quarterly)	1.00%	6/20/2029	Citibank	USD	202,000	(4,060)	(3,930)	(130)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2029	JPMorgan Chase	USD	88,272	3,178	2,891	287
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	6/20/2029	Citibank	USD	97,834	3,899	5,632	(1,733)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	6/20/2029	Morgan Stanley	USD	53,000	2,112	3,271	(1,159)
Republic of Turkiye, 11.88%, Due: 1/15/2030 (Pay Quarterly)	1.00%	6/20/2029	Goldman Sachs	USD	210,022	14,226	19,282	(5,056)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2024: Over the Counter (continued)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkiye, 11.88%, Due: 1/15/2030 (Pay Quarterly)	1.00%	6/20/2029	Bank of America	USD	18,978	$1,285	$1,591	$(306)
Total						$(17,440)	$(1,720)	$(15,720)

Total Return Swap Contracts outstanding as of July 31, 2024:
Over the Counter
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy (Quarterly)	5/06/2025	Goldman Sachs	USD	1,349,434	$(58)	$—	$(58)
0.00%	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy (Quarterly)	5/06/2025	Goldman Sachs	USD	490,949	(406)	—	(406)
Total						$(464)	$—	$(464)
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$29,471,648	$—	$29,471,648
Common Stocks	268,825	—	—	268,825
Corporate Bonds	—	149,941,494	107,935	150,049,429
Foreign Issuer Bonds	—	52,521,019	—	52,521,019
Mortgage-Backed Securities	—	246,731,223	—	246,731,223
Municipal Bonds	—	2,291,986	—	2,291,986
Term Loans	—	22,960	—	22,960
U.S. Government Obligations	—	134,352,571	—	134,352,571
Investment Companies	262,370,301	—	—	262,370,301
Short-Term Investments	24,554,118	15,846,781	—	40,400,899
Purchased Options	356,465	475,687	—	832,152
Total Assets – Investments at value	$287,549,709	$631,655,369	$107,935	$919,313,013

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Liabilities:
Mortgage-Backed Securities	$—	$(2,962,613)	$—	$(2,962,613)
Total Liabilities – Investments at value	$—	$(2,962,613)	$—	$(2,962,613)
Net Investments	$287,549,709	$628,692,756	$107,935	$916,350,400

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$2,029,355	$—	$—	$2,029,355
Forward Foreign Currency Exchange Contracts	—	211,161	—	211,161
Swap Agreements	—	1,696,628	—	1,696,628
Total Assets - Derivative Financial Instruments	$2,029,355	$1,907,789	$—	$3,937,144
Liabilities:
Futures Contracts	$(176,827)	$—	$—	$(176,827)
Forward Foreign Currency Exchange Contracts	—	(104,738)	—	(104,738)
Written Options	(252,664)	(512,149)	—	(764,813)
Swap Agreements	—	(1,076,034)	—	(1,076,034)
Total Liabilities - Derivative Financial Instruments	$(429,491)	$(1,692,921)	$—	$(2,122,412)
Net Derivative Financial Instruments	$1,599,864	$214,868	$—	$1,814,732

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 89.6%
Alabama – 2.1%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$500,000	$542,494
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	250,000	257,490
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,374,709
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,094,148
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	506,464
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 4.16%, 10/01/27(a)(c)	250,000	246,399
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	501,355
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	372,680
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	501,613
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	156,700
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	260,000	262,916
	Par	Value
Alabama (Continued)
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	$375,000	$392,022
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	521,219
		6,730,209
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	624,874
Arizona – 0.7%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series C, Banner Health (Bank of America N.A. LOC), 2.30%, 1/01/46(a)(c)(e)	200,000	200,000
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	159,744
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,061,324
Chandler IDA Variable Revenue Bonds, Intel Corp. Project (AMT), 4.00%, 6/01/29(a)(b)(c)	500,000	507,204
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	246,845
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	241,287
		2,416,404
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	133,296
5.00%, 8/01/29	120,000	129,607
		262,903

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California – 6.3%
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.45%), 3.96%, 4/01/26(a)(c)	$2,000,000	$1,990,323
California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	504,992
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	469,335
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	231,091	234,524
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	582,375
California State GO Unlimited Bonds, 4.25%, 9/01/52	125,000	127,691
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	215,608
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	104,697
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	986,510
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	117,372
	Par	Value
California (Continued)
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	$330,000	$316,061
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	450,000	457,912
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,188,444
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	325,761
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	530,411
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	515,240
California State School Finance Authority Educational Facilities Revenue Refunding Bonds, New Designs Charter School, 5.00%, 6/01/64(d)	100,000	100,633
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	390,643
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	516,007

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	$450,000	$485,886
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	252,771
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program,
5.00%, 9/02/34	100,000	106,957
5.25%, 9/02/43	200,000	206,380

California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	301,044
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	253,237
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	272,477
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	153,275
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	204,729
	Par	Value
California (Continued)

Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	$250,000	$247,743
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	328,317
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	520,857
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	978,997
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT), 5.00%, 5/15/43	500,000	518,866
Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(f)	250,000	241,809
Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	500,000	533,827
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	254,754
Riverside County Redevelopment Successor Agency Tax Allocation Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 10/01/37	400,000	394,692
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	152,848
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	576,251
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	525,000	547,211

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	$200,000	$199,088
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	257,875
San Mateo Foster City School District GO Unlimited Bonds, Series B, 4.00%, 8/01/48	500,000	501,589
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	750,000	801,515
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	594,422
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	107,235
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	842,995
		20,512,186
Colorado – 4.0%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	493,046
Boulder Valley School District No. RE-2 GO Unlimited Bonds (State Aid Withholding), 4.13%, 12/01/46	660,000	666,170
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	103,294
	Par	Value
Colorado (Continued)
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/26	$510,000	$521,590
5.00%, 3/15/29	590,000	624,716
5.00%, 3/15/30	310,000	330,835
5.00%, 3/15/35	590,000	624,576

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	1,000,294
Colorado Science and Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	252,986
Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	400,000	435,582
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,193,449
6.00%, 12/15/41	500,000	594,289
Colorado State COPS, Series A,
4.00%, 12/15/36	200,000	206,542
4.00%, 12/15/40	375,000	380,809

Colorado State Health Facilities Authority Revenue Refunding Bonds, Parkview Medical Center, Inc., Project, Series B, Prerefunded, 5.00%, 9/01/25(g)	1,000,000	1,020,760
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	492,434
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Intermountain Health, 5.00%, 5/15/54	350,000	371,656
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	196,010

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	$325,000	$371,049
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	521,131
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	508,593
5.00%, 12/01/40	250,000	253,266

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	179,998
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	889,996
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	504,375
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	309,068
		13,046,514
Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	419,630
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	240,267
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	222,111
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/31	$500,000	$504,278
4.00%, 7/01/39	120,000	101,401
4.00%, 7/01/49	100,000	76,040

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	125,142
West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	265,373
		1,954,242
Delaware – 0.1%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	100,000	104,848
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	256,215
5.00%, 7/01/48	100,000	100,276
		461,339
District of Columbia – 1.6%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	300,000	303,408
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	557,366
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	372,151
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	97,377
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	1,000,000	1,072,338

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	$280,000	$265,051
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	353,054
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/46	500,000	525,039
4.00%, 10/01/51	500,000	470,160

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	584,373
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed, 5.25%, 7/15/53	450,000	490,704
		5,091,021
Florida – 4.5%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,303
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	788,688
Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds, Waste Pro USA, Inc. (AMT), 6.13%, 7/01/26(a)(b)(c)(d)	200,000	205,221
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	309,471
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	500,000	504,569
5.00%, 10/01/49	500,000	514,820
	Par	Value
Florida (Continued)

JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	$1,395,000	$1,402,375
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	441,013
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	379,560
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	312,558
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	379,329
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,510
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	512,495
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	500,644
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	252,263
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,313
Miami-Dade County Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34(h)	325,000	357,308
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	250,493
Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	500,000	533,087

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	$500,000	$467,243
Miami-Dade County, Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	290,000	290,370
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(f)	125,000	119,066
0.00%, 10/01/26(f)	275,000	251,759
0.00%, 10/01/27(f)	360,000	317,288

Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	400,822
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	555,494
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	262,578
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	481,412
Tampa Health System Revenue Bonds, Series A, Baycare, 4.00%, 11/15/46	415,000	395,412
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/26	125,000	128,444
5.00%, 7/01/27	125,000	130,284

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	235,000	245,168
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	524,061
	Par	Value
Florida (Continued)

Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	$465,000	$501,297
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	441,404
		14,707,122
Georgia – 3.2%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	406,451
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	202,822
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	214,777
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	575,221
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	552,199
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	212,810
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	515,398

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
Geo L. Smith II Congress Authority Convention Center Hotel Revenue Bonds, 4.00%, 1/01/36	$500,000	$502,614
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds, 4.00%, 1/01/54	250,000	222,753
Georgia State GO Unlimited Bonds, Bidding Group 2, Series A, 4.00%, 7/01/42	1,000,000	1,031,157
Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	265,000	265,622
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	532,997
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	155,260
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series 2024-B, 5.00%, 3/01/32(a)(b)(c)	750,000	807,944
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/01/27(a)(b)(c)	1,125,000	1,133,545
5.00%, 9/01/31(a)(b)(c)	250,000	268,386
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	735,910
5.00%, 3/01/30(a)(b)(c)	335,000	356,981

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	350,000	344,578
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	265,213
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	160,614
	Par	Value
Georgia (Continued)

Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	$500,000	$526,224
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	263,210
		10,252,686
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	242,722
Hawaii – 0.0%(i)
Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	138,796
Idaho – 0.2%
Idaho Housing and Finance Association Single Family Mortgage Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	500,000	551,120
Illinois – 6.7%
Chicago Board of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/42	250,000	247,206
Chicago Board Of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/38	500,000	518,192
Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	347,926
Chicago Board Of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	767,079

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	$750,000	$607,979
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	103,368
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	273,931
Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)(c)	500,000	495,275
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	500,073
Chicago O'Hare International Airport Revenue Refunding Bonds (AMT), 5.00%, 1/01/31	500,000	501,652
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	142,828
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	710,846
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	263,063
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	243,982
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	496,085
City of Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/27	250,000	257,049
	Par	Value
Illinois (Continued)
City of Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Customer Facility (BAM Insured), 5.00%, 1/01/28	$220,000	$232,089
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	269,344
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	110,883
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	268,405
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	252,645
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	229,647
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	290,378
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	252,700
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	925,000	949,096
Illinois State Finance Authority Variable Revenue Refunding Bonds, Northwestern Memorial, 2.23%, 7/15/55(a)(c)(e)	100,000	100,000
Illinois State GO Unlimited Bonds, 5.00%, 5/01/30	350,000	350,337
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	273,803
5.50%, 5/01/47	100,000	109,342
5.25%, 5/01/47	100,000	109,069

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	$250,000	$266,943
Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	400,000	409,294
Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	670,000	685,567
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	235,000	251,063
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	373,871
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	401,349
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/46	750,000	807,018
4.00%, 1/01/46	250,000	243,362
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	547,605
5.00%, 1/01/45	250,000	266,931

Macoupin Country Community Unit School District No. 7 GO Unlimited Refunding Bonds, Series D (AGM Insured), 4.00%, 12/01/26	250,000	252,817
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(f)	250,000	234,288
	Par	Value
Illinois (Continued)
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42	$250,000	$245,897
4.00%, 6/15/52	245,000	226,155
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	529,356
5.00%, 6/15/50	500,000	517,421

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(f)	150,000	93,979
Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	147,842
Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/27	350,000	365,205
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	330,378
5.00%, 10/01/26	250,000	257,313

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	397,956
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	275,000	287,658
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	252,055
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	306,084
4.00%, 12/01/39	250,000	248,295

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	$590,000	$595,143
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	208,856
4.00%, 12/30/38	500,000	506,085
4.00%, 12/30/40	500,000	500,797

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	251,070
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	651,279
		21,933,204
Indiana – 1.6%
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	769,845
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(f)	900,000	771,694
0.00%, 1/15/29(f)	560,000	470,058

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	270,143
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 3.81%, 3/01/27(a)(c)	1,325,000	1,307,065
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	459,741
	Par	Value
Indiana (Continued)

Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	$195,000	$212,263
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC, 5.00%, 1/01/54(d)	250,000	258,336
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC Project, 4.88%, 1/01/44(d)	250,000	257,898
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	440,000	449,062
		5,226,105
Kansas – 0.5%
City of Valley Center GO Unlimited Temporary Notes, Series 1, 4.38%, 12/01/25	485,000	485,243
Dodge City GO Unlimited Temporary Notes, Series 2023-1, 4.13%, 9/01/25	1,000,000	1,000,642
		1,485,885
Kentucky – 1.7%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	248,233
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	408,513
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	160,689
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	250,366

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	$200,000	$177,657
5.00%, 5/15/46	100,000	78,923

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	304,776
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	310,000	315,168
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	775,000	843,748
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,370,655
Owen County Water Facilities Variable Revenue Refunding Bonds, American Water Company Project, 3.88%, 9/01/28(a)(b)(c)	500,000	502,674
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	1,002,733
		5,664,135
Louisiana – 1.0%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	446,668
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	253,678
5.00%, 10/01/26	215,000	221,244
	Par	Value
Louisiana (Continued)

Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	$400,000	$415,452
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	300,000	303,524
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/26	400,000	404,967
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	200,000	216,155
New Orleans Aviation Board Revenue Bonds, Series B (AMT), 5.00%, 1/01/30	520,000	522,037
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 4.05%, 7/01/26(a)(b)(c)	250,000	250,405
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	121,376
		3,155,506
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	225,735

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maine (Continued)
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	$30,000	$31,583
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	647,595
		904,913
Maryland – 2.8%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	485,605
Baltimore County GO Unlimited Bonds, 4.00%, 3/01/42	1,000,000	985,332
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	510,274
Maryland State Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	270,000	271,339
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	500,000	508,973
5.25%, 6/30/55	1,000,000	1,042,246

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	515,385
	Par	Value
Maryland (Continued)

Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	$145,000	$153,750
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	413,730
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/27	1,320,000	1,371,712
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	874,696
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	288,603
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	111,218
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	445,813
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	701,800

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	$250,000	$181,815
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	179,399
		9,041,690
Massachusetts – 0.8%
Massachusetts Educational Financing Authority Senior Revenue Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	294,118
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	501,696
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	235,984
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	251,090
Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 4.11%, 1/29/26(a)(c)(d)	1,000,000	999,776
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	380,592
		2,663,256
	Par	Value
Michigan – 2.5%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	$100,000	$100,270
5.00%, 7/01/48	200,000	200,540

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	52,195
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	244,237
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County GTD), 5.00%, 1/01/51	525,000	553,651
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	495,000	506,400
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	140,000	137,376
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University Of Detroit Mercy, 5.63%, 11/01/52	300,000	308,000
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	431,219
4.50%, 10/01/29	250,000	250,140

Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	354,394
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	523,941
4.00%, 12/01/40	500,000	500,141

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 4.26%, 4/15/27(a)(c)	$1,500,000	$1,491,433
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	426,435
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	100,305
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,135,280
Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	500,000	544,215
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	309,773
		8,169,945
Minnesota – 1.1%
Brainerd Independent School Building District No. 181 GO Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/01/39	500,000	500,274
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	245,420
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	219,916
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	592,482
	Par	Value
Minnesota (Continued)
Minnesota State Agricultural & Economic Development Board Revenue Bonds, HealthPartners Obligated Group, 5.25%, 1/01/54	$300,000	$324,753
Saint Paul Housing & Redevelopment Authority Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, 5.00%, 7/01/31	1,635,000	1,650,102
		3,532,947
Mississippi – 0.1%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	274,757
Missouri – 1.2%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	231,320
5.00%, 3/01/27	225,000	235,281

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	768,893
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	250,000	257,556
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	201,860
5.00%, 2/15/27	215,000	218,402
5.00%, 2/15/28	250,000	255,657

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	196,908

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, 5.00%, 5/01/28(a)(b)(c)	$500,000	$531,551
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	488,260
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	483,003
		3,868,691
Nebraska – 0.7%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 4.04%, 9/01/26(a)(c)	730,000	725,373
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	608,131
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	508,357
Gretna COPS, 5.00%, 12/15/25	500,000	502,946
		2,344,807
Nevada – 0.9%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	217,926
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	518,372
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	260,676
	Par	Value
Nevada (Continued)
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
4.00%, 7/01/49	$150,000	$141,844

Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,076,308
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	95,000	78,325
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	248,001
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	515,388
		3,056,840
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	861,508	857,234
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	184,707
		1,041,941
New Jersey – 2.1%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	400,000	422,096
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,027
5.13%, 6/15/43	350,000	350,029

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	243,855

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	$100,000	$100,079
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	261,461
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	119,192
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	245,296
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	304,656
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	687,678
New Jersey State GO Unlimited Bonds, 2.00%, 6/01/37	1,175,000	892,321
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,076,247
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	248,158
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	540,608
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	625,000	656,539
	Par	Value
New Jersey (Continued)

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	$175,000	$179,601
New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.25%, 1/01/52	350,000	384,529
		6,902,372
New York – 7.0%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	476,561
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	240,573
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	197,179
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	312,955
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	243,085
Hudson Yards Infrastructure Corp., Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	1,007,915
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	300,000	299,419
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	263,447

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	$250,000	$274,348
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	552,283
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,028,732
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	292,813
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	280,791
New York GO Unlimited Bonds, Series C, 5.25%, 3/01/53	1,000,000	1,107,382
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	262,095
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	606,492
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	282,382
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	1,000,000	1,103,601
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	427,506
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	268,260
	Par	Value
New York (Continued)
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	$500,000	$459,558
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	251,085
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	325,000	311,604
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	435,802
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	501,273
5.38%, 11/15/40(d)	150,000	150,340

New York State Power Authority Revenue Refunding Bonds, Series A, 4.00%, 11/15/45	500,000	496,366
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), Sustainable Bonds, 5.00%, 6/30/49	250,000	258,846
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C& D Redevelopment Project, 5.00%, 10/01/35	500,000	525,743

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Revenue Bonds, Delta Air Lines, Inc. (AMT), 5.00%, 1/01/30	$345,000	$357,702
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	266,058
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	266,275
New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., 4.00%, 10/01/30	1,500,000	1,490,306
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	509,513
5.00%, 3/15/41	250,000	271,751

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	494,984
New York Variable GO Unlimited Bonds, Subseries B, Fiscal 2018, 2.25%, 10/01/46(a)(c)(e)	1,500,000	1,500,000
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	254,539
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	252,324
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	$830,000	$864,641
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	500,000	530,475
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	497,785
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	649,739
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	269,764
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Sustainable Revenue Refunding Bonds, 5.00%, 11/15/31	500,000	567,431
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1, 5.25%, 5/15/64	125,000	137,161
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-2, 5.25%, 5/15/64	500,000	544,497
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	101,550
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	100,354
		22,845,285
North Carolina – 2.6%
Charlotte Water & Sewer System Revenue Bonds, 5.00%, 7/01/54	1,000,000	1,106,513

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, 2.25%, 1/15/37(a)(c)(e)	$200,000	$200,000
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	787,735
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	268,887
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,094,647
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	275,000	281,893
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program), 5.00%, 10/01/28	300,000	304,098
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc Of North Carolina (Housing & Urban Development Sector 8 Program), 5.00%, 10/01/34	250,000	251,947
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	201,698
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	175,441
4.00%, 9/01/34	185,000	179,460
	Par	Value
North Carolina (Continued)

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	$525,000	$524,177
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	95,077
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	425,000	389,549
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	522,873
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway System (AGM Insured), 5.00%, 1/01/58	1,000,000	1,065,160
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	576,542
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	489,761
		8,515,458
North Dakota – 0.7%
Cass County Joint Water Resource District Improvement Revenue Refunding Bonds, Series A (County GTD), 3.45%, 4/01/27	1,500,000	1,509,165
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	134,208
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	514,737
		2,158,110

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio – 2.2%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	$350,000	$359,351
5.00%, 11/15/27	370,000	383,275

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	833,458
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	179,729
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/26	125,000	128,913
5.00%, 7/01/27	125,000	130,874
5.00%, 7/01/28	155,000	164,723

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	209,711
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	495,245
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	355,744
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	173,074
5.00%, 12/01/36	305,000	309,450
	Par	Value
Ohio (Continued)

Franklin County Health Care Facilities Revenue Refunding Bonds, Ohio Living Communities, 5.00%, 7/01/31	$255,000	$257,808
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	295,011
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	81,014
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	253,206
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	481,280
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	48,289
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	251,934
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	958,632
Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	101,122
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	440,441

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	$145,000	$148,202
Port of Greater Cincinnati Development Authority Subordinate Revenue Refunding Bonds, Duke Energy Convention Center Project (AGM Insured), 4.38%, 12/01/58	100,000	99,427
		7,139,913
Oklahoma – 1.9%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	515,843
Comanche County Hospital Authority Revenue Refunding Bonds, 5.00%, 7/01/29	570,000	560,193
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	248,589
Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	153,786
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	548,317
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	483
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	33,978
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,025,691
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	524,662
	Par	Value
Oklahoma (Continued)
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	$300,000	$297,693
Payne County Economic Development Authority Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, 5.00%, 9/01/28	410,000	437,138
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	778,329
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	505,091
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	458,483
		6,088,276
Oregon – 1.3%
Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	551,320
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	522,912
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp. Project, 3.80%, 6/15/28(a)(b)(c)	500,000	506,380
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	300,000	316,387

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	$500,000	$503,999
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	172,543
4.00%, 12/01/27	240,000	245,045

Port of Portland Airport Revenue Refunding Bonds, Series Thirty B (AMT), 5.00%, 7/01/27(h)	500,000	520,665
Port of Portland Airport Sustainable Revenue Bonds, Series Thirty (AMT), 5.00%, 7/01/30(h)	500,000	537,811
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	262,946
		4,140,008
Pennsylvania – 4.6%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	258,861
Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	507,082
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	772,693
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	304,632
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	483,552
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	167,179
	Par	Value
Pennsylvania (Continued)
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System, 4.00%, 2/15/39	$250,000	$247,704
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System Obligation, 4.00%, 4/01/39	340,000	340,764
Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	470,000	499,263
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	354,482
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	680,789
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,542,238
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	536,817
Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	575,000	621,525
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	484,554
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	238,200

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	$585,000	$583,305
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	500,000	502,824
5.00%, 9/01/45	250,000	250,910

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	370,000	363,635
Pennsylvania State Turnpike Commission Revenue Bonds, Subseries A-1, 5.00%, 12/01/43	250,000	250,637
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	272,263
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	337,941
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	985,000	1,018,084
5.00%, 7/01/33	400,000	411,107
5.00%, 7/01/35	155,000	159,170

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	242,415
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	510,537
4.00%, 9/01/40	500,000	507,992

Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	255,202
	Par	Value
Pennsylvania (Continued)
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	$300,000	$310,955
5.00%, 5/01/28	215,000	225,698

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	274,392
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/25	115,000	114,353
4.00%, 11/15/26	125,000	123,836
4.00%, 11/15/27	130,000	128,495
		14,884,086
Puerto Rico – 1.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	261,840
Puerto Rico Commonwealth Notes,
2.58%, 11/01/43(b)(c)	21,189	12,978
1.72%, 11/01/51(b)(c)	431,249	270,609
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	323,220
5.63%, 7/01/29	1,058,875	1,136,315
5.75%, 7/01/31	57,185	63,287
4.00%, 7/01/33	54,226	54,386
4.00%, 7/01/35	48,742	47,894
4.00%, 7/01/37	106,285	103,249
4.00%, 7/01/41	56,878	53,341

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(f)	69,785	46,984
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	918,000	909,977
5.00%, 7/01/58	157,000	157,658

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Puerto Rico (Continued)

Puerto Rico Sales Tax Financing Corp., Revenue CABS, Series A-1, Restructured Bonds, 0.00%, 7/01/33(f)	$500,000	$351,852
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(f)	225,000	201,489
0.00%, 7/01/46(f)	875,000	290,520
		4,285,599
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	528,160
South Carolina – 0.5%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	409,302	249,180
0.00%, 1/01/42(f)	228,148	67,798
0.00%, 7/22/51(f)	264,657	36,482

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	414,559
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	282,313
South Carolina State Public Service Authority Revenue Obligation Bonds, Series A, Unrefunded Balance, 5.50%, 12/01/54	275,000	276,445
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	354,481
		1,681,258
	Par	Value
South Dakota – 0.4%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	$375,000	$379,566
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health,
4.25%, 7/01/49	475,000	468,531
5.25%, 7/01/54	425,000	468,625
		1,316,722
Tennessee – 1.2%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	250,000	273,249
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	405,619
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	617,656
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,054,250
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	502,312
Tennergy Corp., Gas Supply Revenue Bonds, Series A, 5.50%, 12/01/30(a)(b)(c)	1,000,000	1,078,291
		3,931,377
Texas – 8.5%
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, GTD), 5.00%, 8/15/47	500,000	533,408

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	$625,000	$631,456
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44(h)	500,000	540,193
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	188,720
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	521,638
City of Greenville GO Limited Bonds (AGM Insured), 4.25%, 2/15/54	500,000	492,389
Clifton Higher Educational Finance Corp. Revenue Refunding Bonds, International Leadership of Texas (PSF, GTD), 4.13%, 8/15/49	200,000	195,820
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Series B, 4.00%, 12/01/51	500,000	477,596
Dallas Refunding GO Limited Bonds, Series B (AGM Insured), 4.00%, 2/15/43	415,000	412,406
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	251,600
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	409,916
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	285,041
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	390,176
	Par	Value
Texas (Continued)
Fort Bend Independent School District Refunding GO Unlimited Bonds, Series A (PSF, GTD), 5.00%, 8/15/31	$500,000	$564,726
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, GTD), 0.72%, 8/01/26(a)(b)(c)	840,000	782,327
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	255,837
Greater Texoma Utility Authority Contract Revenue Bonds, City of Sherman Project (AGM Insured), 4.25%, 10/01/53	565,000	546,791
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	380,591
4.00%, 10/01/43	250,000	244,729

Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	276,800
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Texas Children's Hospital, 5.00%, 10/01/31(a)(b)(c)	615,000	678,768
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	570,000	609,907
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	352,557

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Harris County Flood Control District GO Limited Bonds, Sustainability Bond, Series A, 4.00%, 9/15/43	$250,000	$248,362
Harris County Toll Road First Lien Revenue Bonds, Series A, 4.00%, 8/15/54	1,225,000	1,170,037
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	178,437
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	127,415
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	435,540
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	540,083
Katy Independent School District GO Unlimited Bonds, Series A (PSF, GTD), 4.00%, 2/15/31	295,000	295,742
Kermit Independent School District GO Unlimited Bonds (PSF, GTD), 5.00%, 2/15/26	325,000	334,636
Kilgore Independent School District GO Unlimited Bonds (PSF, GTD), 3.00%, 2/15/41	730,000	621,384
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	513,865
Midland Independent School District GO Unlimited Bonds (PSF, GTD),
5.00%, 2/15/50	500,000	517,721
4.00%, 2/15/54	125,000	120,031

Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	505,329
	Par	Value
Texas (Continued)

New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	$100,000	$92,385
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	254,989
Northside Independent School District Variable Refunding GO Unlimited Bonds, Series B (PSF, GTD), 3.45%, 8/01/27(a)(b)(c)	500,000	503,123
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	445,519
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, GTD), 4.00%, 2/15/32	700,000	700,058
Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	300,000	301,978
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	360,672
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	313,461
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	265,382
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	521,213
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	497,419

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	$250,000	$256,353
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	1,105,897
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	503,294
5.00%, 12/31/55	200,000	201,306

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	751,761
Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	1,000,000	1,076,411
Texas State Transportation Commission Central Texas Turnpike System Revenue Refunding Bonds, Series C, Second Tier, 5.00%, 8/15/31(h)	500,000	555,580
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	101,991
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	393,006
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	516,125
Texas Transportation Commission Central Turnpike System Variable Revenue Refunding Bonds, Series B, First Tier, 5.00%, 8/15/30(a)(c)(e)(h)	1,000,000	1,088,181
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	270,324
	Par	Value
Texas (Continued)

Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49(h)	$500,000	$491,675
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	256,081
		27,456,158
Utah – 0.9%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	100,000	103,263
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	938,993
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/51	1,000,000	1,036,771
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	492,892
Utah Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	512,835
		3,084,754
Virginia – 2.8%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	500,000	475,461
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,022,088
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	533,784
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	501,761

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	$1,000,000	$708,884
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	242,620
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	495,350
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	564,416
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	907,498
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	273,355
4.00%, 1/01/37	660,000	647,477
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	910,000	959,679
4.00%, 7/01/39	240,000	232,414
4.00%, 1/01/40	280,000	268,400
4.00%, 1/01/48	225,000	205,396

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/57	1,000,000	1,032,106
		9,070,689
Washington – 2.6%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,528,404
	Par	Value
Washington (Continued)
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	$550,000	$571,729
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	259,233
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	515,561
Port of Seattle GO Limited Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	345,745
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	261,957
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	470,634
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	494,934
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	506,481
5.00%, 12/01/28	440,000	445,545

Washington State GO Unlimited Bonds, Series B, 5.00%, 2/01/40	500,000	503,482
Washington State GO Unlimited Bonds, Series C, 5.00%, 2/01/40	1,000,000	1,080,608
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	497,596
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	228,113

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	$400,000	$429,168
Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	290,885
		8,430,075
West Virginia – 0.4%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	750,000	743,196
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	500,296
		1,243,492
Wisconsin – 2.3%
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,000,577
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	552,817
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	498,627
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	95,603
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	499,325
5.00%, 6/15/49	150,000	150,311
	Par	Value
Wisconsin (Continued)

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	$370,000	$359,089
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	496,037
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	271,582
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	253,107
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, 4.00%, 10/01/30(a)(b)(c)	370,000	373,800
Public Financial Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	476,993
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(f)	250,000	93,367
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Forensic Science & Protective Medicine Collaboration Project, 5.00%, 8/01/27(d)	500,000	510,875
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Unitypoint Health, 5.00%, 12/01/28	590,000	591,393
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities, 4.00%, 8/15/31	375,000	370,015
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	286,136

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	$250,000	$236,897
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	346,079
		7,462,630
Wyoming – 0.2%
Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	499,869
Total Municipal Bonds (Cost $299,509,022)		291,021,051

	Par/Number of Shares
Short-Term Investments – 10.6%
Money Market Fund – 0.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(j)	2,604,426	2,604,426
Municipal – 9.8%
Albuquerque Municipal School District No. 12 GO Unlimited Bonds, (State Aid Withholding), 5.00%, 08/01/24	2,090,000	2,090,000

Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	350,000	351,817
	Par/Number of Shares	Value
Municipal (Continued)

California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 07/01/25	2,320,000	2,340,512

California State Pollution Control Financing Authority Solid Waste Disposal Revenue Refunding Bonds, Series A1 (AMT), Waste Management, Inc., 3.38%, 7/01/25	1,500,000	$1,491,609

Clayton Town NANS, Series B, 2.00%, 6/01/25	225,000	220,337

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/25	485,000	488,899

Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	630,487

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	502,394

Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.00%, 11/15/24	500,000	502,277

Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., Prerefunded, 5.00%, 10/01/24(g)	150,000	153,385

Fort Bend Independent School District Variable GO Unlimited Bonds, Series B (PSF, GTD), 3.65%, 8/01/24(a)(b)(c)	500,000	500,000

Illinois State GO Unlimited Bonds, 5.50%, 5/01/25	845,000	859,128

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 4.51%, 5/15/25(a)(c)	500,000	$500,610

Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(f)	95,000	91,910

Indiana Bond Bank Revenue CABS, Hamilton Co., Projects, 0.00%, 7/15/25(f)	450,000	434,223
Jersey City Municipal Utilities Authority Revenue Notes, Water Project, Series A, 5.00%, 05/01/25	1,240,000	1,252,598

Kentucky State Economic Development Finance Authority Health System Revenue Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(f)	280,000	278,026

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	501,158

Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	230,925

Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 4.09%, 11/01/24(a)(c)	395,000	395,000

Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	1,650,000	1,646,400

Lowville GO Limited BANS, Series A, 4.63%, 8/22/24	465,000	465,092
	Par/Number of Shares	Value
Municipal (Continued)

Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(a)(b)(c)	100,000	$100,061
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	1,070,000	1,075,280

Maryland State Community Development Administration Housing Revenue Bonds, Series I, Rosemont L.P., 4.38%, 1/01/25(d)	1,000,000	1,000,614

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/25	235,000	233,028

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	110,000	109,680

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	498,051

Milwaukee Refunding GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/25	1,000,000	1,011,461

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/24	320,000	320,000

Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	975,355

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Monroe School District GO Unlimited Refunding Bonds (AGM Insured), 5.00%, 3/01/25	300,000	$303,127

MTA, New York Transportation Variable Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 3.94%, 2/01/25(a)(c)	1,000,000	997,528

Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	500,488

Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	189,657

Newark GO Limited BANS, 4.50%, 3/20/25	500,000	501,676

North Carolina State Capital Facilities Finance Agency Solid Waste Disposal Variable Revenue Refunding Bonds, Republic Services Project, 3.90%, 9/03/24(a)(b)(c)	250,000	250,000

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	249,136

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(g)	155,000	155,225

Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, GTD), 1.60%, 8/01/24(a)(b)(c)	335,000	335,000
	Par/Number of Shares	Value
Municipal (Continued)

Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	$497,632

Oil City GO Unlimited Bonds, Series A (AGM Insured), 4.00%, 12/01/24	150,000	150,356

Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	969,105

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 5.00%, 4/15/25	200,000	202,569

Pima County IDA Education Revenue Refunding Bonds, Series A, 4.00%, 12/15/24(d)	140,000	139,442

Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	438,454

Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	400,000	402,844

Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.38%, 7/01/25	80,086	80,734

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	532,913

Sales Tax Securitization Corp. Second Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/25	815,000	820,950

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Anmed Health Project, 5.00%, 2/01/25	1,000,000	1,007,449

Tennergy Corp., Gas Revenue Bonds, Series A, 5.00%, 10/01/24(a)(b)(c)	500,000	501,507

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/24	115,000	$114,824

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds, Appalachian Power Company-Amos Project, 3.75%, 6/01/25(a)(b)(c)	500,000	501,067

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	855,000	858,972
		31,950,972
Total Short-Term Investments (Cost $34,729,630)		34,555,398
Total Investments – 100.2% (Cost $334,238,652)		325,576,449
Liabilities less Other Assets – (0.2)%		(744,948)
NET ASSETS – 100.0%		$324,831,501
Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of July 31, 2024 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $11,598,135 or 3.57% of net assets.
(e)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(f)	Zero coupon bond.
(g)	Maturity date represents the prerefunded date.
(h)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2024.
(i)	Amount rounds to less than 0.05%.
(j)	7-day current yield as of July 31, 2024 is disclosed.

Abbreviations:

AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HHDC	Hispanic Housing Development Corporation
IBC	Insured Bond Certificates
IDA	Industrial Development Association
L.P.	Limited Partnership
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Band Loan Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds
Municipal Issue Type (%)(a),(b)
Revenue Bonds	81.2
General Obligation Unlimited Bonds	12.0
General Obligation Limited Bonds	2.4
Certificates of Participation	1.8
Special Tax Bonds	0.6
Tax Allocation Bonds	0.4
Revenue Notes	0.4
Special Assessment Bonds	0.3
General Obligation Limited Notes	0.3
Total	99.4

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments and Other.
Sector Diversification (%)(a)
General	16.6
Medical	14.7
Transportation	10.0
General Obligation	9.4
Airport	8.8
Development	6.3
School District	5.4
All other sectors less than 5%(b)	28.8
Total	100.0

(a)Percentages shown are based on Net Assets.
(b)Includes Other.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$291,021,051	$—	$291,021,051
Short-Term Investments	2,604,426	31,950,972	—	34,555,398
Total Investments	$2,604,426	$322,972,023	$—	$325,576,449

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 18.6%
Consumer Services – 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-4A, Class A, 5.49%, 6/20/29(a)	$300,000	$303,509
Series 2023-6A, Class A, 5.81%, 12/20/29(a)	423,000	434,596
Series 2023-8A, Class A, 6.02%, 2/20/30(a)	306,000	317,359
Series 2024-1A, Class A, 5.36%, 6/20/30(a)	125,000	126,890
		1,182,354
Other – 17.3%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	729,423	693,113
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 7.36%, 3/01/32(a)(b)	221,166	219,584
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	923,172	860,084

ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M CME Term SOFR + 7.86%, 7.60% Floor), 13.14%, 4/20/32(a)(b)	746,000	738,823
American Express Credit Account Master Trust,
Series 2023-4, Class A, 5.15%, 9/15/30	418,000	428,943
Series 2024-2, Class A, 5.24%, 4/15/31	390,000	403,921

Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	471,362
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	143,472	140,831
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 7.70%, 3/22/35(a)(b)	250,000	251,906
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 7.85%, 7/15/35(a)(b)	419,000	422,350
	Par	Value
Other (Continued)

Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 7.73%, 10/15/35(a)(b)	$451,000	$453,596
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class D, (3M CME Term SOFR + 5.56%, 5.30% Floor), 10.86%, 10/15/31(a)(b)	764,000	770,716
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31	559,000	564,436
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	860,720	761,940
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	384,530
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	94,910
Diamond Issuer LLC, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	242,884
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	38,780	37,475
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	103,757	99,370
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	43,565	41,899
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	155,153	147,667

FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	8,375	8,356
Ford Credit Floorplan Master Owner Trust,
Series 2018-4, Class A, 4.06%, 11/15/30	696,000	680,188
Series 2024-2, Class A, 5.24%, 4/15/31(a)	374,000	382,833

Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 7.11%, 10/15/33(a)(b)	954,000	956,216

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
GM Financial Revolving Receivables Trust,
Series 2023-1, Class A, 5.12%, 4/11/35(a)	$437,000	$443,882
Series 2023-2, Class A, 5.77%, 8/11/36(a)	109,000	113,625
Series 2024-1, Class A, 4.98%, 12/11/36(a)	527,000	535,201
GMF Floorplan Owner Revolving Trust,
Series 2023-2, Class A, 5.34%, 6/15/30(a)	165,000	168,807
Series 2024-2A, Class A, 5.06%, 3/15/31(a)	239,000	243,513
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	324,328	309,903
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	223,021	209,711
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	126,436	121,944
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	336,428	321,128
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	756,926	709,702
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	880,545	771,196

Golub Capital Partners Clo 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 7.09%, 4/20/37(a)(b)	343,000	342,684
Hertz Vehicle Financing III LLC, Series 2023-4A, Class A, 6.15%, 3/25/30(a)	115,000	118,952
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	116,717
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M CME Term SOFR + 8.01%, 7.75% Floor), 13.29%, 4/22/33(a)(b)	970,000	922,638
Lake Shore MM CLO II Ltd., Series 2019-2A, Class A2R, 2.52%, 10/17/31(a)	67,130	64,199
M&T Equipment, Series 2023-1A, Class A4, 5.75%, 7/15/30(a)	100,000	101,251
	Par	Value
Other (Continued)
MMAF Equipment Finance LLC,
Series 2020-A, Class A5, 1.56%, 10/09/42(a)	$100,000	$90,909
Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	133,637
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	306,340	292,486
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	185,131	178,903

PRET LLC, Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(c)	610,859	615,378
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.62% on 8/27/24), 1.99%, 6/27/60(a)(c)	255,592	256,116
Series 2021-NPL4, Class A1, (Step to 3.32% on 11/27/24), 2.36%, 10/27/60(a)(c)	490,245	490,639
Progress Residential Trust,
Series 2021-SFR11, Class A, 2.28%, 1/17/39(a)	121,246	109,357
Series 2021-SFR7, Class A, 1.69%, 8/17/40(a)	112,581	100,243
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	131,000	119,384
Series 2024-SFR4, Class A, 3.10%, 7/09/29(a)	284,000	260,822
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)(d)	105,000	95,182
PRPM LLC,
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(c)	273,137	274,993
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(c)	305,739	307,740
Series 2021-9, Class A1, (Step to 5.36% on 11/25/24), 2.36%, 10/25/26(a)(c)	267,731	267,769

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	$195,464	$180,468
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A, 5.63%, 7/20/51(a)	99,958	101,442
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 5.58%, 11/25/36(a)	268,000	274,178
VCAT LLC, Series 2021-NPL1, Class A1, (Step to 6.29% on 1/25/25), 5.29%, 12/26/50(a)(c)	7,629	7,623
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	233,294	222,576
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	208,567	193,103
Verizon Master Trust,
Series 2023-6, Class A, 5.35%, 9/22/31(a)	689,000	708,473
Series 2024-2, Class A, 4.83%, 12/22/31(a)	715,000	718,748

VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 5.99% on 5/25/25), 4.99%, 5/25/51(a)(c)	140,073	139,228
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 6.24% on 2/25/25), 5.24%, 2/27/51(a)(c)	152,451	151,772
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 6.24% on 3/25/25), 5.24%, 3/27/51(a)(c)	154,548	155,440
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	77,890	67,736
		22,387,331
Specialty Finance – 0.4%
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79%, 7/15/31	100,000	100,858
	Par	Value
Specialty Finance (Continued)
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(a)	$95,292	$96,775
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 6/25/36(a)	387,000	391,778
		589,411
Total Asset-Backed Securities (Cost $24,514,302)		24,159,096

	Number of Shares
Common Stocks – 1.1%
Real Estate Services – 0.2%
Copper Property CTL Pass Through Trust(e)	25,536	246,678
Telecommunications – 0.1%
Windstream Corp.*	3,665	47,645
Transportation & Logistics – 0.8%
PHI Group, Inc.	44,387	1,065,288
Total Common Stocks (Cost $1,040,620)		1,359,611

	Par
Corporate Bonds – 4.4%
Asset Management – 0.9%
Ares Capital Corp., 2.88%, 6/15/28(f)	$67,000	60,461
Blue Owl Credit Income Corp., 7.95%, 6/13/28	468,000	495,149
HPS Corporate Lending Fund, 6.75%, 1/30/29(a)	207,000	212,319
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(a)	313,000	337,566
		1,105,495
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	100,000	105,828
Electric Utilities – 1.0%
Consumers 2023 Securitization Funding LLC, 5.21%, 9/01/30	197,000	200,956
DTE Electric Securitization Funding II LLC, 5.97%, 3/01/32	261,000	272,479

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Electric Utilities (Continued)
PG&E Recovery Funding LLC,
5.05%, 7/15/32	$295,959	$300,410
4.84%, 6/01/33(d)	105,000	105,915

Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	387,000	391,827
		1,271,587
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	410,978	423,228
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	359,000	382,335
Real Estate Investment Trusts – 0.7%
American Tower Trust #1, 5.49%, 3/15/28(a)	685,000	696,792
SBA Tower Trust,
1.63%, 11/15/26(a)	117,000	107,806
2.33%, 1/15/28(a)	151,000	137,316
		941,914
Specialty Finance – 0.6%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	761,000	735,027
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	381,000	343,136
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	135,652
6.00%, 1/15/30(a)	214,000	192,866
		671,654
Total Corporate Bonds (Cost $5,553,090)		5,637,068

Foreign Issuer Bonds – 0.1%
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26	175,000	175,031
Total Foreign Issuer Bonds (Cost $164,901)		175,031
	Par	Value

Mortgage-Backed Securities – 21.2%
Commercial Mortgage-Backed Securities – 2.3%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	$540,000	$483,999
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 7.44%, 9/15/36(a)(b)	242,000	237,768
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 7.84%, 9/15/36(a)(b)	370,000	363,756

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	379,154
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M CME Term SOFR + 1.70%, 1.65% Floor), 7.28%, 5/15/38(a)(b)	616,000	613,305
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	407,000	367,253
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	380,349
VMC Finance LLC, Series 2021-HT1, Class A, (1M CME Term SOFR + 1.76%, 1.65% Floor), 7.10%, 1/18/37(a)(b)	102,421	102,428
		2,928,012
Federal Home Loan Mortgage Corporation – 10.8%
Multifamily Structured Pass Through Certificates,
Series K077, Class A2, 3.85%, 5/25/28	100,000	97,934
Series K079, Class A2, 3.93%, 6/25/28	273,000	268,003
Series K080, Class A2, 3.93%, 7/25/28	219,000	214,970
Series K081, Class A2, 3.90%, 8/25/28	556,000	545,424
Series K082, Class A2, 3.92%, 9/25/28	413,000	405,262
Series K083, Class A2, 4.05%, 9/25/28	209,000	206,079
Series K084, Class A2, 3.78%, 10/25/28	489,000	476,871

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K085, Class A2, 4.06%, 10/25/28	$244,000	$240,502
Series K088, Class A2, 3.69%, 1/25/29	100,000	97,196
Series K089, Class A2, 3.56%, 1/25/29	239,000	231,070
Series K090, Class A2, 3.42%, 2/25/29	365,000	350,901
Series K091, Class A2, 3.51%, 3/25/29	215,000	207,295
Series K092, Class A2, 3.30%, 4/25/29	100,000	95,510
Series K093, Class A2, 2.98%, 5/25/29	100,000	94,219
Series K094, Class A2, 2.90%, 6/25/29	532,000	498,675
Series K095, Class A2, 2.79%, 6/25/29	725,000	676,129
Series K096, Class A2, 2.52%, 7/25/29	774,000	713,456
Series K097, Class A2, 2.51%, 7/25/29	359,000	329,911
Series K099, Class A2, 2.60%, 9/25/29	155,000	142,844
Series K101, Class A2, 2.52%, 10/25/29	404,000	370,143
Series K102, Class A2, 2.54%, 10/25/29	271,000	248,581
Series K103, Class A2, 2.65%, 11/25/29	382,000	351,833
Series K104, Class A2, 2.25%, 1/25/30	100,000	90,093
Series K105, Class A2, 1.87%, 1/25/30	100,000	88,136
Series K106, Class A2, 2.07%, 1/25/30	100,000	89,019
Series K107, Class A2, 1.64%, 1/25/30	100,000	87,122
Series K108, Class A2, 1.52%, 3/25/30	100,000	86,258
Series K109, Class A2, 1.56%, 4/25/30	151,000	130,067
Series K114, Class A2, 1.37%, 6/25/30	100,000	84,597
Series K116, Class A2, 1.38%, 7/25/30	100,000	84,567
Series K117, Class A2, 1.41%, 8/25/30	493,000	416,618
Series K120, Class A2, 1.50%, 10/25/30	140,000	118,282
Series K151, Class A3, 3.51%, 4/25/30	183,000	174,823
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K751, Class A2, 4.41%, 3/25/30	$504,000	$504,641
Series K754, Class A2, 4.94%, 11/25/30	530,000	545,022
Pool,
1.50%, 11/01/35 - 1/01/42	3,214,601	2,734,606
1.00%, 7/01/36	72,019	61,626
4.00%, 10/01/40 - 11/01/40	191,898	185,293
2.00%, 12/01/40 - 8/01/42	692,806	593,496
(2.13% - 30D Average SOFR, 2.13% Floor, 6.69% Cap), 1.68%, 9/01/51(b)	81,722	71,475
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.56%, 3/01/52(b)	102,664	92,591
(30D Average SOFR + 2.14%, 2.14% Floor, 7.55% Cap), 2.55%, 5/01/52(b)	71,696	64,676
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.15%, 7/01/52(b)	701,892	621,841
(30D Average SOFR + 2.22%, 2.22% Floor, 8.37% Cap), 3.37%, 11/01/52(b)	89,917	83,740
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 5/01/53(b)	104,208	92,337

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	84,955	82,264
		14,045,998
Federal National Mortgage Association – 5.7%
Interest STRIP, Series 284, Class 1, 1.15%, 7/25/27	35,105	33,106
Pool,
1.50%, 12/01/35 - 11/01/41	3,676,731	3,145,222
1.00%, 4/01/36 - 3/01/37	2,220,633	1,895,082
2.00%, 11/01/40 - 8/01/42	860,279	736,318
2.50%, 5/01/41	139,421	122,470
3.50%, 4/01/44	283,495	265,658

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
4.00%, 6/01/45 - 3/01/48	$736,840	$711,496
(2.07% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	220,340	195,895
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	200,073	176,650

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	74,276	71,666
		7,353,563
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.44%, 11/16/52(g)(h)	627,151	5,631
Series 2015-108, Class IO, 0.34%, 10/16/56(g)(h)	39,099	447
Series 2015-7, Class IO, 0.45%, 1/16/57(g)(h)	886,272	21,986
Series 2020-42, Class IO, 0.94%, 3/16/62(g)(h)	1,388,941	91,774
Series 2020-43, Class IO, 1.26%, 11/16/61(g)(h)	938,732	71,089
Series 2020-71, Class IO, 1.10%, 1/16/62(g)(h)	1,199,182	87,472
Series 2020-75, Class IO, 0.87%, 2/16/62(g)(h)	2,214,697	137,031
		415,430
Whole Loan – 2.1%
GS Mortgage-Backed Securities Trust,
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(h)	139,320	122,169
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	255,441	223,922
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	124,239	111,313
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(h)	625,633	547,264

J.P. Morgan Mortgage Trust, Series 2021-15,Class A4, 2.50%, 6/25/52(a)(h)	76,260	66,679
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(h)	374,681	328,131
	Par	Value
Whole Loan (Continued)
JP Morgan Mortgage Trust,
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(h)	$140,362	$120,094
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(h)	475,012	418,069
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(h)	119,741	105,262
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(h)	94,893	83,392
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(h)	79,508	69,119
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	261,910	232,498

PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(h)	94,881	91,960
Towd Point Mortgage Trust,
Series 2020-4, Class A1, 1.75%, 10/25/60(a)	60,962	54,759
Series 2023-1, Class A1, 3.75%, 1/25/63(a)	167,121	156,689
		2,731,320
Total Mortgage-Backed Securities (Cost $27,653,440)		27,474,323

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	97,004	98,544
Total Municipal Bonds (Cost $97,004)		98,544

Term Loans – 0.5%(b)
Retail - Discretionary – 0.0%(i)
J.C. Penney Corp., Inc., Term Loan(e)(j)(k)	228,931	23
Software – 0.3%
Polaris Newco LLC, Dollar Term Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.51%, 6/02/28	320,925	321,291

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Telecommunications – 0.2%
Windstream Services II LLC, Initial Term Loan, (1M USD CME Term SOFR + 6.25%, 1.00% Floor), 11.69%, 9/21/27(e)	$303,195	$304,332
Total Term Loans (Cost $617,450)		625,646

U.S. Government Obligations – 4.5%
U.S. Treasury Notes – 4.5%
4.00%, 1/31/29	983,000	985,035
4.25%, 2/28/29	1,011,000	1,024,230
4.13%, 3/31/29	2,006,000	2,021,202
4.25%, 6/30/29	893,000	905,348
4.63%, 9/30/30	883,000	914,526
Total U.S. Government Obligations (Cost $5,726,785)		5,850,341

	Number of Shares
Investment Companies – 38.1%
Schwab Short-Term U.S. Treasury ETF	962,508	46,700,888
Vanguard Short-Term Inflation-Protected Securities ETF	56,437	2,739,452
Total Investment Companies (Cost $50,456,383)		49,440,340

	Par/Number of Shares	Value
Short-Term Investments – 11.8%
Money Market Fund – 11.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(l)	14,362,182	$14,362,182
U.S. Treasury Bills – 0.7%
U.S. Treasury Bills,
4.58%, 8/01/24(m)	390,000	390,000
4.59%, 8/08/24(m)	543,000	542,445
		932,445
Total Short-Term Investments (Cost $15,294,629)		15,294,627
Total Investments – 100.4% (Cost $131,118,604)		130,114,627
Liabilities less Other Assets – (0.4)%		(500,389)
NET ASSETS – 100.0%		$129,614,238

Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $30,958,989 or 23.89% of net assets.
(b)	Variable or floating rate security. Rate as of July 31, 2024 is disclosed.
(c)	Step coupon bond. Rate as of July 31, 2024 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2024.
(e)	Restricted security that has been deemed illiquid. At July 31, 2024, the value of these restricted illiquid securities amounted to $551,033 or 0.43% of net assets. Additional information on these restricted illiquid securities is as follows:

Restricted Security	Acquisition Date	Acquisition Cost
Copper Property CTL Pass Through Trust, 1.25%,	11/27/18-2/12/21	$ 499,686
J.C. Penney Corp., Inc., Term Loan	2/12/21-4/29/22	—
Windstream Services II LLC, Initial Term Loan, 11.69%, 9/21/27	8/11/20	291,067

(f)	Security either partially or fully on loan. As of July 31, 2024, the total value of securities on loan is $60,712.
(g)	Security is an Interest Only STRIP.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2024 is disclosed.
(i)	Amount rounds to less than 0.05%.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(k)	Investment is valued using significant unobservable inputs (Level 3).
(l)	7-day current yield as of July 31, 2024 is disclosed.
(m)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Country Diversification (%)(a)
United States	86.6
All other countries less than 5%(b)	13.4
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Sector Diversification (%)(a)
Investment Companies	38.1
Mortgage-Backed Securities	21.2
Asset-Backed Securities	18.6
Short-Term Investments	11.8
All other sectors less than 5%(b)	10.3
Total	100.0
(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$24,159,096	$—	$24,159,096
Common Stocks	1,065,288	246,678	47,645	1,359,611
Corporate Bonds	—	5,637,068	—	5,637,068
Foreign Issuer Bonds	—	175,031	—	175,031
Mortgage-Backed Securities	—	27,474,323	—	27,474,323
Municipal Bonds	—	98,544	—	98,544
Term Loans	—	625,623	23	625,646
U.S. Government Obligations	—	5,850,341	—	5,850,341
Investment Companies	49,440,340	—	—	49,440,340
Short-Term Investments	14,362,182	932,445	—	15,294,627
Total Investments	$64,867,810	$65,199,149	$47,668	$130,114,627

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 0.3%
Other – 0.3%
Clover CLO LLC, Series 2021-2A, Class E, (3M CME Term SOFR + 6.76%, 6.50% Floor), 12.04%, 7/20/34(b)(c)	$250,000	$250,456
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M CME Term SOFR + 6.87%, 6.61% Floor), 12.17%, 7/15/34(b)(c)	250,000	249,864
Total Asset-Backed Securities (Cost $497,828)		500,320

	Number of Shares
Common Stocks – 1.3%
Aerospace & Defense – 0.1%
Lockheed Martin Corp.	296	160,408
Asset Management – 0.0%(d)
BlackRock, Inc.	23	20,160
Banking – 0.0%(d)
JPMorgan Chase & Co.	252	53,626
Beverages – 0.0%(d)
Coca-Cola (The) Co.	685	45,717
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.	973	180,316
BioMarin Pharmaceutical, Inc.*	1,212	102,208
Bristol-Myers Squibb Co.	1,462	69,533
Merck & Co., Inc.	496	56,113
		408,170
Cable & Satellite – 0.1%
Altice USA, Inc., Class A*	16,055	33,555
Comcast Corp., Class A	1,995	82,334
		115,889
Chemicals – 0.0%(d)
Linde PLC	59	26,756
Construction Materials – 0.1%
Cemex S.A.B. de C.V. ADR (Mexico)	11,144	71,544
Containers & Packaging – 0.0%(d)
Packaging Corp. of America	97	19,387
Diversified Industrials – 0.0%(d)
Emerson Electric Co.	362	42,394
	Number of Shares	Value
Electric Utilities – 0.0%(d)
Duke Energy Corp.	454	$49,609
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	425
Entertainment Content – 0.1%
Paramount Global, Class B	11,364	129,777
Health Care Facilities & Services – 0.1%
Elevance Health, Inc.	261	138,860
UnitedHealth Group, Inc.	141	81,238
		220,098
Household Products – 0.0%(d)
Procter & Gamble (The) Co.	309	49,675
Industrial Support Services – 0.0%(d)
Fastenal Co.	549	38,842
Institutional Financial Services – 0.0%(d)
Morgan Stanley	200	20,642
Internet Media & Services – 0.0%(d)
Alphabet, Inc., Class A	54	9,263
Leisure Facilities & Services – 0.0%(d)
Starbucks Corp.	753	58,696
Machinery – 0.0%(d)
Deere & Co.	74	27,527
Medical Equipment & Devices – 0.1%
Abbott Laboratories	542	57,420
Thermo Fisher Scientific, Inc.	74	45,387
		102,807
Oil & Gas Supply Chain – 0.1%
Battalion Oil Corp.*	363	1,242
Exxon Mobil Corp.	471	55,856
Williams (The) Cos., Inc.	724	31,089
		88,187
Real Estate Investment Trusts – 0.0%(d)
American Tower Corp.	253	55,761
Retail - Consumer Staples – 0.1%
Costco Wholesale Corp.	42	34,524
Walmart, Inc.	452	31,025
		65,549
Retail - Discretionary – 0.0%(d)
Home Depot (The), Inc.	146	53,751

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Semiconductors – 0.1%
Broadcom, Inc.	310	$49,811
Microchip Technology, Inc.	304	26,989
QUALCOMM, Inc.	280	50,666
		127,466
Software – 0.0%(d)
Microsoft Corp.	124	51,875
Specialty Finance – 0.0%(d)
Mastercard, Inc., Class A	106	49,153
Technology Hardware – 0.1%
Apple, Inc.	328	72,842
Cisco Systems, Inc.	573	27,762
		100,604
Transportation & Logistics – 0.1%
Union Pacific Corp.	160	39,477
United Parcel Service, Inc., Class B	454	59,188
		98,665
Total Common Stocks (Cost $2,555,913)		2,362,423

	Par(a)
Convertible Bonds – 1.4%
Aerospace & Defense – 0.0%(d)
Axon Enterprise, Inc., 0.50%, 12/15/27	$45,000	63,100
Biotechnology & Pharmaceuticals – 0.2%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	300,000	288,900
Cable & Satellite – 0.5%
DISH Network Corp.,
0.00%, 12/15/25(e)	240,000	174,981
3.38%, 8/15/26	1,185,000	719,778

Liberty Media Corp., 3.75%, 3/15/28	25,000	26,500
		921,259
Electric Utilities – 0.1%
Evergy, Inc., 4.50%, 12/15/27(b)	45,000	47,340
NRG Energy, Inc., 2.75%, 6/01/48	20,000	37,046
PG&E Corp., 4.25%, 12/01/27(b)	55,000	56,732
		141,118
	Par(a)	Value
Electrical Equipment – 0.0%(d)
Itron, Inc., 1.38%, 7/15/30(b)	$70,000	$70,967
Internet Media & Services – 0.1%
Uber Technologies, Inc., 0.88%, 12/01/28(b)	35,000	39,008
Zillow Group, Inc., 1.38%, 9/01/26	70,000	86,660
		125,668
Leisure Facilities & Services – 0.2%
Carnival Corp., 5.75%, 12/01/27	165,000	248,820
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	10,000	31,660
		280,480
Medical Equipment & Devices – 0.0%(d)
Insulet Corp., 0.38%, 9/01/26	50,000	53,925
Publishing & Broadcasting – 0.0%(d)
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	45,000	50,310
Real Estate Owners & Developers – 0.0%(d)
Sunac China Holdings Ltd., 1.00%, 9/30/32(b)(f)	21,790	1,318
Semiconductors – 0.1%
ON Semiconductor Corp., 0.50%, 3/01/29	75,000	77,322
Wolfspeed, Inc.,
0.25%, 2/15/28	15,000	7,958
1.88%, 12/01/29	240,000	120,345
		205,625
Software – 0.1%
Akamai Technologies, Inc., 1.13%, 2/15/29(b)	35,000	34,804
Dropbox, Inc., 0.00%, 3/01/28(e)	45,000	42,083
Nutanix, Inc., 0.25%, 10/01/27	70,000	76,831
Vertex, Inc., 0.75%, 5/01/29(b)	30,000	38,455
		192,173
Specialty Finance – 0.0%(d)
Shift4 Payments, Inc., 0.50%, 8/01/27	45,000	42,008

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Technology Hardware – 0.1%
Seagate HDD Cayman, 3.50%, 6/01/28(b)	$25,000	$33,900
Super Micro Computer, Inc., 0.00%, 3/01/29(b)(e)	50,000	47,308
		81,208
Total Convertible Bonds (Cost $2,896,458)		2,518,059

	Number of Shares
Convertible Preferred Stocks – 0.1%
Asset Management – 0.1%
Apollo Global Management, Inc., 6.75%	1,456	99,008
Electric Utilities – 0.0%(d)
NextEra Energy, Inc.*	1,150	59,857
Total Convertible Preferred Stocks (Cost $148,771)		158,865

	Par(a)
Corporate Bonds – 41.7%
Advertising & Marketing – 0.2%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$155,000	142,103
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	120,000	117,524
Omnicom Group, Inc., 5.30%, 11/01/34	70,000	69,964
		329,591
Aerospace & Defense – 1.2%
Boeing (The) Co.,
5.15%, 5/01/30	150,000	147,719
3.63%, 2/01/31	95,000	85,232
6.39%, 5/01/31(b)	40,000	41,763
6.53%, 5/01/34(b)	15,000	15,746
5.71%, 5/01/40	67,000	63,862
5.81%, 5/01/50	280,000	260,921
6.86%, 5/01/54(b)	10,000	10,586
5.93%, 5/01/60	5,000	4,599
7.01%, 5/01/64(b)	104,000	110,235

HEICO Corp., 5.25%, 8/01/28	66,000	67,051
L3Harris Technologies, Inc.,
5.40%, 7/31/33	87,000	88,592
5.35%, 6/01/34	85,000	86,194
	Par(a)	Value
Aerospace & Defense (Continued)

Lockheed Martin Corp., 5.20%, 2/15/64	$63,000	$61,888
Northrop Grumman Corp., 5.15%, 5/01/40	52,000	50,838
RTX Corp.,
5.75%, 11/08/26	51,000	52,069
3.50%, 3/15/27	109,000	105,772
4.45%, 11/16/38	65,000	59,495
4.80%, 12/15/43	7,000	6,398
5.38%, 2/27/53	46,000	45,078
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	30,000	28,422
9.75%, 11/15/30(b)	50,000	55,725
TransDigm, Inc.,
6.75%, 8/15/28(b)	300,000	305,767
6.38%, 3/01/29(b)	125,000	127,325
6.88%, 12/15/30(b)	85,000	87,411
6.63%, 3/01/32(b)	215,000	219,908
		2,188,596
Asset Management – 0.7%
Ameriprise Financial, Inc., 5.70%, 12/15/28	51,000	52,972
Apollo Global Management, Inc., 5.80%, 5/21/54	32,000	32,244
Ares Strategic Income Fund, 6.35%, 8/15/29(b)	14,000	14,112
BlackRock Funding, Inc.,
5.25%, 3/14/54	108,000	107,187
5.35%, 1/08/55	90,000	90,218

Blackstone Holdings Finance Co. LLC, 2.00%, 1/30/32(b)	75,000	60,901
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	42,000	43,860
6.65%, 3/15/31	36,000	36,257

Charles Schwab (The) Corp., (10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(g)(h)	62,000	52,343
FS KKR Capital Corp., 6.88%, 8/15/29	70,000	70,933
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	630,000	604,227
Morgan Stanley Direct Lending Fund, 6.15%, 5/17/29(b)	63,000	62,978
Nuveen LLC, 5.55%, 1/15/30(b)	65,000	66,664
		1,294,896

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Automotive – 0.8%
American Honda Finance Corp.,
5.13%, 7/07/28	$37,000	$37,692
5.65%, 11/15/28	44,000	45,780
5.85%, 10/04/30	63,000	67,033
4.90%, 1/10/34	41,000	40,782

Ford Motor Credit Co. LLC, 4.13%, 8/17/27	200,000	192,572
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	240,000	227,878
2.35%, 1/08/31	86,000	72,177
6.10%, 1/07/34	38,000	39,145
5.95%, 4/04/34	126,000	128,420
Hyundai Capital America,
5.68%, 6/26/28(b)	65,000	66,551
6.10%, 9/21/28(b)	94,000	97,829
5.40%, 1/08/31(b)	21,000	21,322
5.40%, 6/24/31(b)	96,000	97,559
Toyota Motor Credit Corp.,
4.45%, 6/29/29	60,000	59,847
5.55%, 11/20/30	73,000	76,621
4.80%, 1/05/34	101,000	100,517

Wheel Pros, Inc., 6.50%, 5/15/29(b)	65,000	650
		1,372,375
Banking – 2.2%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	128,000	122,334
(SOFR + 1.06%), 2.09%, 6/14/29(h)	6,000	5,424
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(h)	103,000	100,885
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(h)	68,000	62,913
(SOFR + 2.15%), 2.59%, 4/29/31(h)	41,000	36,233
(SOFR + 1.22%), 2.65%, 3/11/32(h)	51,000	44,121
(SOFR + 1.32%), 2.69%, 4/22/32(h)	235,000	203,197
(SOFR + 1.22%), 2.30%, 7/21/32(h)	122,000	102,423
(SOFR + 1.33%), 2.97%, 2/04/33(h)	128,000	110,976
(SOFR + 1.83%), 4.57%, 4/27/33(h)	76,000	73,387
(SOFR + 1.91%), 5.29%, 4/25/34(h)	44,000	44,411
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.84%), 5.87%, 9/15/34(h)	$122,000	$128,031
(SOFR + 1.65%), 5.47%, 1/23/35(h)	130,000	132,930
(5Y US Treasury CMT + 2.00%), 3.85%, 3/08/37(h)	88,000	79,188
(SOFR + 1.93%), 2.68%, 6/19/41(h)	7,000	5,016
Citizens Financial Group, Inc.,
(SOFR + 2.33%), 6.65%, 4/25/35(h)	78,000	83,115
(5Y US Treasury CMT + 2.75%), 5.64%, 5/21/37(h)	95,000	90,776
Huntington Bancshares, Inc.,
(SOFR Index + 1.87%), 5.71%, 2/02/35(h)	71,000	71,778
(5Y US Treasury CMT + 1.17%), 2.49%, 8/15/36(h)	92,000	72,246
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.51%), 3.96%, 1/29/27(h)	58,000	57,114
(SOFR + 0.89%), 1.58%, 4/22/27(h)	67,000	63,239
(SOFR + 0.77%), 1.47%, 9/22/27(h)	79,000	73,534
(SOFR + 1.33%), 6.07%, 10/22/27(h)	138,000	141,583
(SOFR + 1.17%), 2.95%, 2/24/28(h)	106,000	101,156
(SOFR + 1.89%), 2.18%, 6/01/28(h)	42,000	39,085
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(h)	69,000	66,217
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(h)	165,000	162,776
(SOFR + 1.31%), 5.01%, 1/23/30(h)	67,000	67,553
(SOFR + 1.13%), 5.00%, 7/22/30(h)	60,000	60,446
(SOFR + 1.07%), 1.95%, 2/04/32(h)	45,000	37,502
(SOFR + 1.62%), 5.34%, 1/23/35(h)	223,000	226,529
(SOFR + 1.49%), 5.77%, 4/22/35(h)	118,000	123,672
(SOFR + 1.46%), 5.29%, 7/22/35(h)	152,000	154,133

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Banking (Continued)
KeyCorp,
(SOFR Index + 2.06%), 4.79%, 6/01/33(h)	$41,000	$38,420
(SOFR Index + 2.42%), 6.40%, 3/06/35(h)	126,000	131,432
PNC Financial Services Group (The), Inc.,
(SOFR + 1.90%), 5.68%, 1/22/35(h)	51,000	52,593
(SOFR + 1.60%), 5.40%, 7/23/35(h)	274,000	276,880

Regions Financial Corp., (SOFR + 1.49%), 5.72%, 6/06/30(h)	60,000	61,108
Truist Financial Corp.,
(SOFR + 2.24%), 4.92%, 7/28/33(h)	68,000	64,504
(SOFR + 1.92%), 5.71%, 1/24/35(h)	91,000	93,041

U.S. Bancorp, (SOFR + 1.86%), 5.68%, 1/23/35(h)	20,000	20,543
Wells Fargo & Co.,
(SOFR + 2.02%), 5.39%, 4/24/34(h)	49,000	49,570
(SOFR + 1.99%), 5.56%, 7/25/34(h)	26,000	26,582
(SOFR + 1.78%), 5.50%, 1/23/35(h)	12,000	12,232
(SOFR + 2.53%), 3.07%, 4/30/41(h)	21,000	15,853
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	45,204
(SOFR + 2.13%), 4.61%, 4/25/53(h)	56,000	49,688
		3,881,573
Beverages – 0.1%
Coca-Cola (The) Co., 5.30%, 5/13/54	47,000	47,826
Coca-Cola Consolidated, Inc., 5.45%, 6/01/34	35,000	36,150
Constellation Brands, Inc., 4.80%, 1/15/29	50,000	50,118
Keurig Dr Pepper, Inc., 5.05%, 3/15/29	38,000	38,602
		172,696
Biotechnology & Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.20%, 11/21/29	71,000	66,615
5.05%, 3/15/34	70,000	71,289
4.05%, 11/21/39	66,000	58,957
4.63%, 10/01/42	17,000	15,750
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
AbbVie, Inc.,
5.35%, 3/15/44	$47,000	$47,769
5.40%, 3/15/54	56,000	56,732
5.50%, 3/15/64	76,000	76,866
Amgen, Inc.,
2.45%, 2/21/30	28,000	24,971
5.25%, 3/02/30	41,000	42,091
2.30%, 2/25/31	13,000	11,169
3.15%, 2/21/40	82,000	62,890
5.75%, 3/02/63	53,000	53,357
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	65,000	55,278
4.88%, 6/01/28(b)	520,000	400,452
Bristol-Myers Squibb Co.,
4.90%, 2/22/29	101,000	102,587
6.40%, 11/15/63	60,000	67,037
5.65%, 2/22/64	55,000	55,358
Eli Lilly & Co.,
4.70%, 2/09/34	52,000	52,128
5.55%, 3/15/37	53,000	56,767
5.00%, 2/09/54	63,000	61,411
Johnson & Johnson,
4.95%, 6/01/34	45,000	46,601
3.63%, 3/03/37	61,000	54,748
5.85%, 7/15/38	41,000	45,676
2.10%, 9/01/40	33,000	22,744
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	43,000	43,296
5.30%, 5/19/53	56,000	55,302
5.34%, 5/19/63	199,000	193,886
Royalty Pharma PLC,
1.75%, 9/02/27	89,000	81,150
5.15%, 9/02/29	50,000	50,340
5.40%, 9/02/34	65,000	64,947

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	84,000	71,877
Viatris, Inc.,
3.85%, 6/22/40	47,000	35,453
4.00%, 6/22/50	79,000	55,195
		2,260,689
Cable & Satellite – 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	620,000	555,057
4.25%, 2/01/31(b)	25,000	21,271
4.50%, 6/01/33(b)	305,000	250,558
4.25%, 1/15/34(b)	1,140,000	900,587

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Cable & Satellite (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	$194,000	$146,527
4.40%, 12/01/61	83,000	55,475
3.95%, 6/30/62	67,000	41,021
Comcast Corp.,
5.30%, 6/01/34	40,000	40,924
5.65%, 6/15/35	65,000	68,281
6.50%, 11/15/35	11,000	12,292
3.20%, 7/15/36	81,000	67,336
3.25%, 11/01/39	88,000	69,758
5.65%, 6/01/54	50,000	50,985
5.50%, 5/15/64	141,000	138,631
CSC Holdings LLC,
5.75%, 1/15/30(b)	900,000	363,025
4.63%, 12/01/30(b)	1,000,000	395,036
3.38%, 2/15/31(b)	200,000	132,865

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	595,000	572,956
DISH DBS Corp.,
7.75%, 7/01/26	315,000	202,618
5.25%, 12/01/26(b)	285,000	237,228
7.38%, 7/01/28	80,000	37,600
5.75%, 12/01/28(b)	190,000	139,464
5.13%, 6/01/29	610,000	255,445

DISH Network Corp., 11.75%, 11/15/27(b)	55,000	55,051
		4,809,991
Chemicals – 0.5%
Air Products and Chemicals, Inc., 4.85%, 2/08/34	55,000	55,148
Ashland, Inc., 3.38%, 9/01/31(b)	230,000	198,193
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	75,000	40,125
Chemours (The) Co.,
5.75%, 11/15/28(b)	165,000	154,357
4.63%, 11/15/29(b)	20,000	17,518

Dow Chemical (The) Co., 4.38%, 11/15/42	71,000	60,612
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(b)	200,000	212,534
RPM International, Inc., 2.95%, 1/15/32	86,000	74,187
	Par(a)	Value
Chemicals (Continued)

Sherwin-Williams (The) Co., 4.50%, 6/01/47	$31,000	$26,985
Westlake Corp., 3.13%, 8/15/51	61,000	39,536
		879,195
Commercial Support Services – 0.4%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	265,000	247,219
Clean Harbors, Inc.,
5.13%, 7/15/29(b)	5,000	4,839
6.38%, 2/01/31(b)	105,000	106,189
GFL Environmental, Inc.,
4.00%, 8/01/28(b)	80,000	75,199
6.75%, 1/15/31(b)	50,000	51,416
Republic Services, Inc.,
2.90%, 7/01/26	35,000	33,805
4.88%, 4/01/29	36,000	36,370

Reworld Holding Corp., 4.88%, 12/01/29(b)	160,000	146,310
		701,347
Construction Materials – 0.0%(d)
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(b)	80,000	83,418
Containers & Packaging – 0.0%(d)
Packaging Corp. of America, 5.70%, 12/01/33	52,000	54,175
WRKCo, Inc., 4.65%, 3/15/26	20,000	19,861
		74,036
Diversified Industrials – 0.2%
Honeywell International, Inc.,
4.75%, 2/01/32	80,000	80,169
5.00%, 2/15/33	25,000	25,464
5.00%, 3/01/35	60,000	60,733
5.25%, 3/01/54	53,000	52,556

Parker-Hannifin Corp., 4.25%, 9/15/27	116,000	114,410
		333,332
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
4.70%, 12/01/32	31,000	31,391
3.10%, 5/12/51	60,000	42,347
3.25%, 5/12/61	25,000	17,172
		90,910

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities – 2.8%
AES (The) Corp., 5.45%, 6/01/28	$52,000	$52,499
Alabama Power Co.,
5.85%, 11/15/33	36,000	38,370
3.75%, 3/01/45	33,000	26,125
4.30%, 7/15/48	38,000	32,117
3.45%, 10/01/49	26,000	19,050

Alliant Energy Finance LLC, 3.60%, 3/01/32(b)	28,000	24,960
Ameren Corp.,
5.70%, 12/01/26	101,000	102,734
5.00%, 1/15/29	77,000	77,465

American Electric Power Co., Inc., 5.63%, 3/01/33	41,000	42,054
Arizona Public Service Co., 5.70%, 8/15/34	50,000	51,325
Black Hills Corp., 6.00%, 1/15/35	35,000	36,082
Calpine Corp., 4.50%, 2/15/28(b)	125,000	119,743
CenterPoint Energy, Inc., 5.40%, 6/01/29	40,000	40,807
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	88,000	81,207
Commonwealth Edison Co., 5.90%, 3/15/36	73,000	78,145
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/54	51,000	44,410
Consumers Energy Co., 4.90%, 2/15/29	87,000	88,113
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	51,000	56,705
DTE Energy Co.,
4.95%, 7/01/27	30,000	30,111
5.85%, 6/01/34	55,000	57,254
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,565
3.75%, 6/01/45	6,000	4,681

Duke Energy Corp., 3.15%, 8/15/27	32,000	30,591
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	29,854
5.88%, 11/15/33	29,000	30,943
5.95%, 11/15/52	29,000	30,503
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,459
3.70%, 6/15/46	44,000	33,478
4.30%, 2/01/49	49,000	40,492
5.65%, 4/01/53	15,000	15,087
	Par(a)	Value
Electric Utilities (Continued)
Duke Energy Progress LLC,
4.10%, 5/15/42	$32,000	$26,842
4.10%, 3/15/43	22,000	18,327
4.20%, 8/15/45	61,000	50,912
5.35%, 3/15/53	41,000	39,960
Entergy Arkansas LLC,
4.00%, 6/01/28	10,000	9,784
2.65%, 6/15/51	14,000	8,430

Entergy Corp., (5Y US Treasury CMT + 2.67%), 7.13%, 12/01/54(h)	30,000	30,014
Entergy Louisiana LLC,
3.25%, 4/01/28	5,000	4,759
5.35%, 3/15/34	17,000	17,327

Entergy Texas, Inc., 5.80%, 9/01/53	20,000	20,587
EUSHI Finance, Inc., (5Y US Treasury CMT + 3.14%), 7.63%, 12/15/54(b)(h)	85,000	86,601
Evergy Kansas Central, Inc., 5.70%, 3/15/53	37,000	37,414
Eversource Energy,
1.40%, 8/15/26	97,000	90,292
2.90%, 3/01/27	68,000	64,773
5.45%, 3/01/28	44,000	44,761
5.95%, 2/01/29	61,000	63,481
5.13%, 5/15/33	34,000	33,529
5.50%, 1/01/34	52,000	52,394
5.95%, 7/15/34	96,000	99,814
Exelon Corp.,
5.15%, 3/15/28	82,000	83,017
4.95%, 6/15/35	97,000	93,472

FirstEnergy Corp., 4.15%, 7/15/27	70,000	67,872
FirstEnergy Pennsylvania Electric Co., 5.20%, 4/01/28(b)	43,000	43,509
Florida Power & Light Co.,
4.80%, 5/15/33	23,000	22,962
5.40%, 9/01/35	31,000	32,157
5.65%, 2/01/37	20,000	21,141
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,285
6.05%, 3/15/37	12,000	12,820

IPALCO Enterprises, Inc., 4.25%, 5/01/30	57,000	54,090
Liberty Utilities Co., 5.87%, 1/31/34(b)	95,000	97,254
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,930

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
MidAmerican Energy Co.,
4.40%, 10/15/44	$87,000	$75,849
Mississippi Power Co.,
4.75%, 10/15/41	11,000	9,700
4.25%, 3/15/42	26,000	21,811

Monongahela Power Co., 5.85%, 2/15/34(b)	66,000	68,602
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/26	88,000	89,683
3.40%, 2/07/28	22,000	21,141
5.00%, 2/07/31	48,000	48,603
2.75%, 4/15/32	32,000	27,711
4.02%, 11/01/32	41,000	38,702
4.15%, 12/15/32	50,000	47,473
5.80%, 1/15/33	29,000	30,651
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(h)	97,000	95,013

Nevada Power Co., 6.00%, 3/15/54	24,000	25,094
NextEra Energy Capital Holdings, Inc.,
1.88%, 1/15/27	70,000	65,298
5.25%, 3/15/34	63,000	63,524
(5Y US Treasury CMT + 2.46%), 6.75%, 6/15/54(h)	50,000	51,973
(5Y US Treasury CMT + 2.36%), 6.70%, 9/01/54(h)	50,000	50,811
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(b)	58,000	49,583
5.66%, 1/17/54(b)	78,000	77,281

Northern States Power Co., 5.65%, 6/15/54	30,000	30,810
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	9,724
3.88%, 2/15/32(b)	9,000	7,860
NSTAR Electric Co.,
5.40%, 6/01/34	30,000	30,835
5.50%, 3/15/40	68,000	69,277

Oglethorpe Power Corp., 5.80%, 6/01/54(b)	50,000	50,402
Oncor Electric Delivery Co. LLC, 5.55%, 6/15/54(b)	70,000	70,830
Pacific Gas and Electric Co.,
4.45%, 4/15/42	52,000	42,539
4.30%, 3/15/45	46,000	36,191

PacifiCorp, 4.10%, 2/01/42	90,000	72,379
	Par(a)	Value
Electric Utilities (Continued)

PECO Energy Co., 4.90%, 6/15/33	$26,000	$26,086
PG&E Corp.,
5.00%, 7/01/28	105,000	102,418
5.25%, 7/01/30	15,000	14,494

PPL Electric Utilities Corp., 4.85%, 2/15/34	83,000	82,828
Public Service Electric and Gas Co.,
3.00%, 5/15/27	14,000	13,449
5.20%, 3/01/34	50,000	51,216
5.50%, 3/01/40	44,000	44,767
3.80%, 3/01/46	5,000	4,032
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	54,000	55,647
2.45%, 11/15/31	90,000	76,030

Puget Sound Energy, Inc., 5.69%, 6/15/54	35,000	35,790
Sempra, (5Y US Treasury CMT + 2.79%), 6.88%, 10/01/54(h)	70,000	70,125
Southern California Edison Co.,
4.05%, 3/15/42	60,000	49,483
4.00%, 4/01/47	33,000	26,169
3.65%, 2/01/50	15,000	11,071

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	33,919
Southwestern Public Service Co., 6.00%, 6/01/54	25,000	25,497
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	45,000	48,493
Virginia Electric and Power Co.,
3.80%, 4/01/28	104,000	101,140
5.70%, 8/15/53	15,000	15,373
WEC Energy Group, Inc.,
5.00%, 9/27/25	15,000	14,985
5.15%, 10/01/27	20,000	20,253
		5,019,054
Electric, Gas Marketing & Trading – 0.1%
New York State Electric & Gas Corp., 3.25%, 12/01/26(b)	95,000	90,678
Electrical Equipment – 0.4%
Carrier Global Corp.,
2.49%, 2/15/27	29,000	27,522
2.72%, 2/15/30	16,000	14,415
6.20%, 3/15/54	62,000	68,992

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electrical Equipment (Continued)

EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 7/15/31(b)	$120,000	$122,373
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	18,584
3.75%, 2/15/31(b)	125,000	110,405
6.63%, 7/15/32(b)	230,000	233,004
Trane Technologies Financing Ltd.,
3.80%, 3/21/29	20,000	19,282
5.25%, 3/03/33	60,000	61,557

Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28	20,000	19,323
Tyco Electronics Group S.A., 4.63%, 2/01/30	65,000	65,162
		760,619
Entertainment Content – 0.7%
Netflix, Inc.,
5.88%, 11/15/28	107,000	112,217
4.88%, 6/15/30(b)	45,000	45,503
4.90%, 8/15/34	65,000	65,310
5.40%, 8/15/54	35,000	35,340
Paramount Global,
3.70%, 6/01/28	75,000	69,139
6.88%, 4/30/36	185,000	180,611
4.38%, 3/15/43	210,000	146,856
5.85%, 9/01/43	94,000	77,708

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	37,000	41,983
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	107,000	101,923
5.05%, 3/15/42	111,000	87,566
5.14%, 3/15/52	222,000	165,155
5.39%, 3/15/62	84,000	62,642
		1,191,953
Food – 0.6%
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	29,888
1.70%, 2/02/31(b)	39,000	32,439
2.13%, 11/10/31(b)	18,000	15,088

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	70,000	47,600
J M Smucker (The) Co., 2.75%, 9/15/41	40,000	27,243
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	26,945
	Par(a)	Value
Food (Continued)
Kraft Heinz Foods Co.,
5.20%, 7/15/45	$29,000	$27,318

Lamb Weston Holdings, Inc., 4.38%, 1/31/32(b)	300,000	270,403
Mars, Inc., 2.38%, 7/16/40(b)	99,000	68,552
Nestle Capital Corp., 4.88%, 3/12/34(b)	150,000	151,466
Post Holdings, Inc.,
5.50%, 12/15/29(b)	25,000	24,255
6.25%, 2/15/32(b)	310,000	313,933

Tyson Foods, Inc., 5.40%, 3/15/29	65,000	66,174
		1,101,304
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
5.15%, 3/01/34	52,000	52,833
5.45%, 3/01/54	124,000	123,028

CenterPoint Energy Resources Corp., 5.40%, 7/01/34	50,000	50,537
Essential Utilities, Inc., 5.38%, 1/15/34	42,000	42,500
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 4/01/26(b)	65,000	65,205
South Jersey Industries, Inc., 5.02%, 4/15/31	66,000	53,049
		387,152
Health Care Facilities & Services – 1.7%
Cardinal Health, Inc., 5.13%, 2/15/29	90,000	91,238
Cencora, Inc., 5.13%, 2/15/34	85,000	85,689
Centene Corp.,
2.45%, 7/15/28	76,000	68,471
3.00%, 10/15/30	77,000	67,304

CHS/Community Health Systems, Inc., 5.25%, 5/15/30(b)	270,000	235,460
Cigna Group (The),
5.25%, 2/15/34	70,000	70,729
4.80%, 8/15/38	116,000	110,111
3.20%, 3/15/40	27,000	20,477
5.60%, 2/15/54	139,000	137,039

Concentra Escrow Issuer Corp., 6.88%, 7/15/32(b)	50,000	51,516
CVS Health Corp.,
5.00%, 1/30/29	41,000	41,274

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
CVS Health Corp.,
5.70%, 6/01/34	$60,000	$61,222
4.78%, 3/25/38	170,000	156,152
4.13%, 4/01/40	30,000	24,845
2.70%, 8/21/40	34,000	23,279
6.00%, 6/01/44	140,000	140,722
5.63%, 2/21/53	29,000	27,657
5.88%, 6/01/53	30,000	29,459
6.05%, 6/01/54	40,000	40,225
6.00%, 6/01/63	11,000	10,861

DaVita, Inc., 3.75%, 2/15/31(b)	135,000	116,778
Elevance Health, Inc., 2.88%, 9/15/29	54,000	49,543
Encompass Health Corp., 4.75%, 2/01/30	105,000	100,094
HCA, Inc.,
5.88%, 2/01/29	15,000	15,513
3.38%, 3/15/29	35,000	32,739
4.13%, 6/15/29	66,000	63,671
3.50%, 9/01/30	31,000	28,600
2.38%, 7/15/31	32,000	26,912
5.60%, 4/01/34	57,000	57,944
5.13%, 6/15/39	64,000	61,021
5.25%, 6/15/49	69,000	62,937
6.00%, 4/01/54	44,000	44,333
6.10%, 4/01/64	39,000	39,116
Humana, Inc.,
5.75%, 3/01/28	41,000	42,274
5.75%, 12/01/28	51,000	52,794
Molina Healthcare, Inc.,
3.88%, 11/15/30(b)	60,000	54,260
3.88%, 5/15/32(b)	135,000	119,050
Quest Diagnostics, Inc.,
2.95%, 6/30/30	20,000	18,206
2.80%, 6/30/31	25,000	21,954

Radiology Partners, Inc., (100% Cash), 7.78%, 1/31/29(b)(f)	45,312	42,649
UnitedHealth Group, Inc.,
5.00%, 4/15/34	53,000	53,225
5.15%, 7/15/34	50,000	50,762
3.50%, 8/15/39	32,000	26,463
2.75%, 5/15/40	78,000	57,349
3.05%, 5/15/41	18,000	13,618
5.50%, 7/15/44	55,000	55,628
3.75%, 10/15/47	9,000	7,052
4.45%, 12/15/48	9,000	7,842
3.25%, 5/15/51	42,000	29,603
4.75%, 5/15/52	16,000	14,463
5.38%, 4/15/54	45,000	44,654
5.63%, 7/15/54	34,000	34,861
	Par(a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
5.20%, 4/15/63	$53,000	$50,214
5.50%, 4/15/64	50,000	49,552
		3,039,404
Home & Office Products – 0.1%
Newell Brands, Inc., 5.70%, 4/01/26	155,000	154,630
Home Construction – 0.1%
Camelot Return Merger Sub, Inc., 8.75%, 8/01/28(b)	20,000	19,884
Fortune Brands Innovations, Inc., 5.88%, 6/01/33	44,000	45,879
Mohawk Industries, Inc., 5.85%, 9/18/28	141,000	146,394
Taylor Morrison Communities, Inc., 5.13%, 8/01/30(b)	40,000	39,001
		251,158
Household Products – 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
4.75%, 1/15/29(b)	280,000	267,905
6.63%, 7/15/30(b)	125,000	128,354

Energizer Holdings, Inc., 4.38%, 3/31/29(b)	410,000	378,540
Kenvue, Inc.,
4.90%, 3/22/33	40,000	40,377
5.10%, 3/22/43	32,000	31,581
5.05%, 3/22/53	35,000	33,828
5.20%, 3/22/63	32,000	30,909
		911,494
Industrial Support Services – 0.3%
Resideo Funding, Inc.,
4.00%, 9/01/29(b)	190,000	173,180
6.50%, 7/15/32(b)	215,000	214,989

WW Grainger, Inc., 3.75%, 5/15/46	76,000	61,025
		449,194
Institutional Financial Services – 1.7%
Bank of New York Mellon (The) Corp.,
(SOFR + 1.03%), 4.95%, 4/26/27(h)	54,000	54,109
(SOFR + 1.23%), 5.06%, 7/22/32(h)	130,000	131,627
(SOFR + 1.42%), 4.29%, 6/13/33(h)	38,000	36,302

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Bank of New York Mellon (The) Corp.,
(SOFR + 1.42%), 5.19%, 3/14/35(h)	$84,000	$84,729
(SOFR + 1.77%), 5.61%, 7/21/39(h)	83,000	84,317
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	45,000	39,614
3.63%, 10/01/31(b)	50,000	41,569

Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	52,726
Goldman Sachs Group (The), Inc.,
3.85%, 1/26/27	83,000	81,204
(3M CME Term SOFR + 2.01%), 7.28%, 10/28/27(c)	43,000	44,172
(SOFR + 1.73%), 4.48%, 8/23/28(h)	203,000	200,571
(SOFR + 1.77%), 6.48%, 10/24/29(h)	40,000	42,328
(SOFR + 1.27%), 5.73%, 4/25/30(h)	40,000	41,318
(SOFR + 1.25%), 2.38%, 7/21/32(h)	8,000	6,727
(SOFR + 1.41%), 3.10%, 2/24/33(h)	116,000	101,318
(SOFR + 1.55%), 5.33%, 7/23/35(h)	120,000	120,891
6.25%, 2/01/41	8,000	8,791
Intercontinental Exchange, Inc.,
3.63%, 9/01/28(b)	96,000	91,920
2.10%, 6/15/30	106,000	92,072

Jefferies Financial Group, Inc., 6.20%, 4/14/34	95,000	98,591
LPL Holdings, Inc.,
5.70%, 5/20/27	50,000	50,530
6.00%, 5/20/34	40,000	40,319
Morgan Stanley,
(SOFR + 0.88%), 1.59%, 5/04/27(h)	74,000	69,709
(SOFR + 0.86%), 1.51%, 7/20/27(h)	166,000	155,258
(SOFR + 1.00%), 2.48%, 1/21/28(h)	29,000	27,358
3.59%, 7/22/28(c)	22,000	21,161
(SOFR + 2.24%), 6.30%, 10/18/28(h)	110,000	114,731
(SOFR + 1.59%), 5.16%, 4/20/29(h)	72,000	72,725
(SOFR + 1.20%), 2.51%, 10/20/32(h)	18,000	15,201
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.87%), 5.25%, 4/21/34(h)	$139,000	$139,646
(SOFR + 1.88%), 5.42%, 7/21/34(h)	20,000	20,301
(SOFR + 2.05%), 6.63%, 11/01/34(h)	57,000	62,842
(SOFR + 1.73%), 5.47%, 1/18/35(h)	69,000	70,219
(SOFR + 1.58%), 5.83%, 4/19/35(h)	43,000	44,926
(SOFR + 1.56%), 5.32%, 7/19/35(h)	86,000	86,709
(5Y US Treasury CMT + 2.43%), 5.95%, 1/19/38(h)	121,000	123,606
(5Y US Treasury CMT + 1.80%), 5.94%, 2/07/39(h)	158,000	160,720
State Street Corp.,
(5Y US Treasury CMT + 2.63%), 6.70%, 9/15/29(g)(h)	105,000	104,865
(SOFR + 1.96%), 6.12%, 11/21/34(h)	165,000	175,525
		3,011,247
Insurance – 1.8%
Alleghany Corp.,
4.90%, 9/15/44	75,000	71,714
3.25%, 8/15/51	41,000	28,468
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27(b)	90,000	89,325
7.00%, 1/15/31(b)	225,000	229,058
American International Group, Inc.,
4.20%, 4/01/28	77,000	75,464
3.40%, 6/30/30	54,000	49,978
5.13%, 3/27/33	88,000	88,738

AmWINS Group, Inc., 6.38%, 2/15/29(b)	240,000	243,477
Aon North America, Inc.,
5.15%, 3/01/29	145,000	147,282
5.75%, 3/01/54	35,000	35,305
Arthur J Gallagher & Co.,
6.50%, 2/15/34	13,000	14,107
6.75%, 2/15/54	12,000	13,572
5.75%, 7/15/54	9,000	9,018

Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	390,000	402,143

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Insurance (Continued)

Chubb INA Holdings LLC, 5.00%, 3/15/34	$157,000	$158,725
CNO Financial Group, Inc., 6.45%, 6/15/34	181,000	185,299
Corebridge Financial, Inc.,
3.85%, 4/05/29	23,000	21,938
3.90%, 4/05/32	146,000	134,180
6.05%, 9/15/33(b)	55,000	57,885
5.75%, 1/15/34	85,000	87,505
(5Y US Treasury CMT + 3.85%), 6.88%, 12/15/52(h)	27,000	27,486

Hartford Financial Services Group (The), Inc., (3M CME Term SOFR + 2.39%), 7.71%, 2/12/47(b)(c)	87,000	78,286
HUB International Ltd., 7.25%, 6/15/30(b)	275,000	283,629
Liberty Mutual Group, Inc., 4.30%, 2/01/61(b)	190,000	119,546
Markel Group, Inc., 6.00%, 5/16/54	43,000	43,599
Marsh & McLennan Cos., Inc., 5.45%, 3/15/54	55,000	55,406
New York Life Insurance Co., 4.45%, 5/15/69(b)	7,000	5,695
Old Republic International Corp., 5.75%, 3/28/34	159,000	161,610
Panther Escrow Issuer LLC, 7.13%, 6/01/31(b)	185,000	189,830
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(b)	20,000	13,675
Willis North America, Inc., 5.90%, 3/05/54	132,000	132,083
		3,254,026
Internet Media & Services – 0.7%
Arches Buyer, Inc., 4.25%, 6/01/28(b)	50,000	44,613
Meta Platforms, Inc., 5.75%, 5/15/63	44,000	46,200
Uber Technologies, Inc., 4.50%, 8/15/29(b)	1,025,000	988,010
Ziff Davis, Inc., 4.63%, 10/15/30(b)	158,000	142,513
		1,221,336
IT Services – 0.3%
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	66,000	62,549
4.00%, 7/01/29(b)	205,000	193,436
	Par(a)	Value
IT Services (Continued)

Genpact Luxembourg S.a.r.l./Genpact USA, Inc., 6.00%, 6/04/29	$30,000	$30,887
IBM International Capital Pte. Ltd., 5.25%, 2/05/44	101,000	98,148
Kyndryl Holdings, Inc., 6.35%, 2/20/34	98,000	102,300
		487,320
Leisure Facilities & Services – 2.7%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 4/15/29(b)	90,000	82,708
Carnival Corp.,
5.75%, 3/01/27(b)	335,000	333,330
6.00%, 5/01/29(b)	280,000	279,320
7.00%, 8/15/29(b)	20,000	20,861

Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32(b)	45,000	39,413
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 6.63%, 1/15/32(b)	580,000	585,686
Hyatt Hotels Corp.,
5.25%, 6/30/29	35,000	35,350
5.50%, 6/30/34	35,000	35,067

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27(b)	180,000	176,151
Light & Wonder International, Inc.,
7.00%, 5/15/28(b)	160,000	161,178
7.25%, 11/15/29(b)	85,000	87,466

Marriott International, Inc., 4.88%, 5/15/29	33,000	33,199
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	425,000	395,246
McDonald's Corp.,
5.70%, 2/01/39	23,000	24,160
5.45%, 8/14/53	19,000	18,801
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	335,000	333,503
5.88%, 3/15/26	5,000	4,978
8.13%, 1/15/29(b)	40,000	42,523

NCL Finance Ltd., 6.13%, 3/15/28(b)	55,000	55,056
Papa John's International, Inc., 3.88%, 9/15/29(b)	165,000	146,988

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	$160,000	$155,832
3.70%, 3/15/28	115,000	108,371
5.50%, 4/01/28(b)	320,000	318,783
6.00%, 2/01/33(b)(i)	180,000	181,180
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	35,000	32,718
11.25%, 12/15/27(b)	120,000	118,837

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	70,000	67,401
Travel + Leisure Co.,
6.63%, 7/31/26(b)	145,000	146,338
6.00%, 4/01/27	10,000	10,032
4.50%, 12/01/29(b)	55,000	51,121
4.63%, 3/01/30(b)	95,000	87,305
Viking Cruises Ltd.,
5.88%, 9/15/27(b)	110,000	109,340
7.00%, 2/15/29(b)	60,000	60,589

Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	105,000	103,608
VOC Escrow Ltd., 5.00%, 2/15/28(b)	100,000	97,577
Yum! Brands, Inc.,
3.63%, 3/15/31	90,000	80,277
4.63%, 1/31/32	95,000	88,595
		4,708,888
Machinery – 0.5%
CNH Industrial Capital LLC,
5.45%, 10/14/25	20,000	20,087
4.55%, 4/10/28	72,000	71,343

Deere & Co., 3.10%, 4/15/30	44,000	40,886
Esab Corp., 6.25%, 4/15/29(b)	95,000	96,343
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	170,000	118,128
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	95,000	73,460
Ingersoll Rand, Inc.,
5.40%, 8/14/28	53,000	54,317
5.18%, 6/15/29	30,000	30,547
5.70%, 8/14/33	76,000	79,678
5.45%, 6/15/34	30,000	30,940
John Deere Capital Corp.,
4.95%, 7/14/28	45,000	45,782
3.35%, 4/18/29	68,000	65,060
4.90%, 3/07/31	79,000	80,245
	Par(a)	Value
Machinery (Continued)
John Deere Capital Corp.,
5.10%, 4/11/34	$70,000	$71,521
5.05%, 6/12/34	62,000	63,034
		941,371
Medical Equipment & Devices – 0.5%
Becton Dickinson & Co., 4.69%, 2/13/28	73,000	73,016
Hologic, Inc., 3.25%, 2/15/29(b)	45,000	41,026
Medline Borrower L.P.,
3.88%, 4/01/29(b)	120,000	111,986
6.25%, 4/01/29(b)	250,000	255,085
Solventum Corp.,
5.40%, 3/01/29(b)	83,000	84,027
5.60%, 3/23/34(b)	124,000	124,754
5.90%, 4/30/54(b)	36,000	35,369
Thermo Fisher Scientific, Inc.,
5.00%, 1/31/29	75,000	76,505
5.40%, 8/10/43	42,000	42,854

Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	56,000	57,307
		901,929
Metals & Mining – 0.1%
Newmont Corp./Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30(b)	36,000	33,393
4.20%, 5/13/50(b)	41,000	34,308

Novelis Corp., 4.75%, 1/30/30(b)	175,000	165,352
		233,053
Oil & Gas Supply Chain – 5.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	170,000	169,586
5.38%, 6/15/29(b)	90,000	88,002
6.63%, 2/01/32(b)	145,000	147,933

Antero Resources Corp., 5.38%, 3/01/30(b)	115,000	112,410
BP Capital Markets America, Inc.,
3.94%, 9/21/28	64,000	62,364
4.89%, 9/11/33	29,000	28,872
4.99%, 4/10/34	20,000	19,997
3.00%, 2/24/50	43,000	29,007
2.94%, 6/04/51	38,000	24,997

Cameron LNG LLC, 2.90%, 7/15/31(b)	78,000	68,575

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	$11,000	$10,407
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	35,000	33,872
5.95%, 6/30/33	7,000	7,231

Cheniere Energy, Inc., 5.65%, 4/15/34(b)	64,000	65,035
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	180,000	178,972
5.88%, 2/01/29(b)	45,000	44,722
6.75%, 4/15/29(b)	50,000	50,518
Civitas Resources, Inc.,
8.38%, 7/01/28(b)	195,000	204,733
8.38%, 7/01/28	15,000	15,749
8.63%, 11/01/30(b)	60,000	64,806

Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(b)	33,000	34,296
ConocoPhillips Co., 5.30%, 5/15/53	53,000	51,656
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	250,000	239,784
Crescent Energy Finance LLC,
9.25%, 2/15/28(b)	130,000	137,239
7.38%, 1/15/33(b)	90,000	91,240

CVR Energy, Inc., 8.50%, 1/15/29(b)	155,000	157,640
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(b)	190,000	197,389
Diamondback Energy, Inc.,
4.25%, 3/15/52	72,000	57,377
6.25%, 3/15/53	33,000	34,859
5.75%, 4/18/54	25,000	24,746
5.90%, 4/18/64	64,000	63,656
Energy Transfer L.P.,
5.55%, 5/15/34	41,000	41,368
5.95%, 10/01/43	55,000	54,504
6.00%, 6/15/48	92,000	91,419
6.05%, 9/01/54	118,000	118,284
Enterprise Products Operating LLC,
4.85%, 1/31/34	22,000	21,932
3.95%, 1/31/60	105,000	80,125
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(h)	295,000	284,815
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
EQM Midstream Partners L.P.,
7.50%, 6/01/27(b)	$170,000	$174,652
6.50%, 7/01/27(b)	140,000	142,668
5.50%, 7/15/28	30,000	29,851
7.50%, 6/01/30(b)	35,000	37,773
4.75%, 1/15/31(b)	55,000	51,931
6.50%, 7/15/48	30,000	30,452
Exxon Mobil Corp.,
3.00%, 8/16/39	34,000	26,845
4.23%, 3/19/40	94,000	85,125

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	55,000	56,499
Hess Corp., 4.30%, 4/01/27	85,000	83,949
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	144,000	143,206
5.13%, 6/15/28(b)	370,000	360,178
6.50%, 6/01/29(b)	180,000	183,514
4.25%, 2/15/30(b)	60,000	55,687
Kinetik Holdings L.P.,
6.63%, 12/15/28(b)	160,000	163,154
5.88%, 6/15/30(b)	160,000	158,382
Marathon Petroleum Corp.,
6.50%, 3/01/41	64,000	68,381
5.00%, 9/15/54	56,000	48,549
Matador Resources Co.,
5.88%, 9/15/26	85,000	84,965
6.88%, 4/15/28(b)	75,000	76,481
6.50%, 4/15/32(b)	200,000	201,023
MPLX L.P.,
2.65%, 8/15/30	64,000	56,509
5.50%, 6/01/34	31,000	31,226

New Fortress Energy, Inc., 6.50%, 9/30/26(b)	120,000	111,581
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	60,000	61,223
8.75%, 6/15/31(b)	250,000	263,490
Occidental Petroleum Corp.,
8.50%, 7/15/27	35,000	37,902
6.13%, 1/01/31	91,000	95,044
5.38%, 1/01/32	40,000	40,389
5.55%, 10/01/34	40,000	40,219
6.20%, 3/15/40	72,000	74,021
6.60%, 3/15/46	58,000	61,773
6.05%, 10/01/54	46,000	46,247
Ovintiv, Inc.,
5.65%, 5/15/28	20,000	20,428
7.10%, 7/15/53	29,000	32,396

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Permian Resources Operating LLC,
5.88%, 7/01/29(b)	$200,000	$198,791
7.00%, 1/15/32(b)	110,000	113,892
6.25%, 2/01/33(b)	30,000	30,226
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	31,000	28,932
4.30%, 1/31/43	8,000	6,506
4.90%, 2/15/45	15,000	13,084

Range Resources Corp., 8.25%, 1/15/29	55,000	57,130
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	85,000	83,169
Shell International Finance B.V.,
4.13%, 5/11/35	23,000	21,662
2.88%, 11/26/41	29,000	21,308
4.00%, 5/10/46	26,000	21,576
3.00%, 11/26/51	53,000	35,725

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	290,000	303,438
SM Energy Co.,
6.75%, 9/15/26	75,000	75,081
6.50%, 7/15/28	260,000	259,385
6.75%, 8/01/29(b)	215,000	216,425
7.00%, 8/01/32(b)	105,000	106,138

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	60,000	56,700
Targa Resources Corp.,
4.20%, 2/01/33	26,000	23,916
6.50%, 3/30/34	33,000	35,725
6.25%, 7/01/52	164,000	170,111

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	55,000	53,307
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	61,000	56,180
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(b)	175,000	159,084
3.88%, 11/01/33(b)	290,000	251,508

Venture Global LNG, Inc., 8.38%, 6/01/31(b)	140,000	147,121
Vital Energy, Inc.,
9.75%, 10/15/30	5,000	5,465
7.88%, 4/15/32(b)	85,000	86,459
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Western Midstream Operating L.P.,
4.75%, 8/15/28	$38,000	$37,395
6.15%, 4/01/33	129,000	134,025
Williams (The) Cos., Inc.,
4.90%, 3/15/29	35,000	35,101
5.10%, 9/15/45	67,000	61,904
		9,352,299
Oil, Gas Services & Equipment – 0.5%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	75,000	79,841
Oceaneering International, Inc., 6.00%, 2/01/28	35,000	34,853
Schlumberger Holdings Corp., 5.00%, 11/15/29(b)	69,000	69,841
Schlumberger Investment S.A.,
2.65%, 6/26/30	40,000	36,078
5.00%, 6/01/34	112,000	112,837

Transocean Aquila Ltd., 8.00%, 9/30/28(b)	75,000	76,420
Transocean Poseidon Ltd., 6.88%, 2/01/27(b)	172,125	171,626
Transocean Titan Financing Ltd., 8.38%, 2/01/28(b)	70,000	72,801
Transocean, Inc., 8.00%, 2/01/27(b)	125,000	125,207
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 3/15/29(b)	85,000	86,503
		866,007
Publishing & Broadcasting – 0.1%
iHeartCommunications, Inc.,
5.25%, 8/15/27(b)	175,000	114,599
4.75%, 1/15/28(b)	60,000	37,032
		151,631
Real Estate Investment Trusts – 1.5%
Agree L.P., 5.63%, 6/15/34	50,000	50,766
American Homes 4 Rent L.P.,
4.25%, 2/15/28	19,000	18,487
3.63%, 4/15/32	15,000	13,451
5.50%, 2/01/34	137,000	137,896
3.38%, 7/15/51	57,000	38,223
American Tower Corp.,
3.65%, 3/15/27	35,000	33,958

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
American Tower Corp.,
3.60%, 1/15/28	$48,000	$46,062
1.50%, 1/31/28	98,000	87,717
5.25%, 7/15/28	27,000	27,379
2.70%, 4/15/31	57,000	49,479

Camden Property Trust, 2.80%, 5/15/30	79,000	71,500
Crown Castle, Inc.,
4.45%, 2/15/26	78,000	77,251
4.80%, 9/01/28	98,000	97,579
5.60%, 6/01/29	46,000	47,278
3.30%, 7/01/30	41,000	37,397
2.10%, 4/01/31	80,000	66,450
2.50%, 7/15/31	58,000	49,133

CubeSmart L.P., 2.50%, 2/15/32	64,000	54,037
Extra Space Storage L.P.,
3.90%, 4/01/29	45,000	43,081
4.00%, 6/15/29	20,000	19,284
2.40%, 10/15/31	75,000	63,038

Healthpeak OP LLC, 5.25%, 12/15/32	63,000	63,363
Highwoods Realty L.P., 2.60%, 2/01/31	62,000	50,930
Hudson Pacific Properties L.P., 3.95%, 11/01/27	65,000	57,136
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	66,000	59,373
2.00%, 8/15/31	61,000	49,548
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	60,000	58,786
4.88%, 9/15/29(b)	190,000	181,536
5.25%, 7/15/30(b)	55,000	52,933
4.50%, 2/15/31(b)	85,000	78,126
Kilroy Realty L.P.,
2.50%, 11/15/32	15,000	11,580
2.65%, 11/15/33	35,000	26,491

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	145,000	95,270
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 7/15/34	50,000	50,736
Prologis L.P.,
3.88%, 9/15/28	71,000	69,031
5.25%, 3/15/54	63,000	60,914
Prologis Targeted U.S. Logistics Fund L.P.,
5.25%, 4/01/29(b)	51,000	51,824
5.50%, 4/01/34(b)	36,000	36,858
	Par(a)	Value
Real Estate Investment Trusts (Continued)

Regency Centers L.P., 5.25%, 1/15/34	$51,000	$51,129
Rexford Industrial Realty L.P., 2.15%, 9/01/31	121,000	98,780
Service Properties Trust,
4.75%, 10/01/26	80,000	76,638
8.63%, 11/15/31(b)	160,000	170,011

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	125,000	107,954
Welltower OP LLC, 2.75%, 1/15/31	55,000	48,414
		2,736,807
Real Estate Services – 0.0%(d)
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	53,000	56,859
Retail - Consumer Staples – 0.0%(d)
Dollar General Corp., 5.20%, 7/05/28	35,000	35,374
Retail - Discretionary – 0.6%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	94,000	89,900
4.63%, 11/15/29(b)	55,000	51,393

AutoZone, Inc., 6.25%, 11/01/28	27,000	28,562
Bath & Body Works, Inc.,
5.25%, 2/01/28	40,000	39,197
6.63%, 10/01/30(b)	10,000	10,095

Beacon Roofing Supply, Inc., 6.50%, 8/01/30(b)	145,000	148,270
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	55,000	52,623
4.25%, 2/01/32(b)	70,000	62,560
Home Depot (The), Inc.,
2.70%, 4/15/30	186,000	168,898
4.95%, 6/25/34	45,000	45,441
3.30%, 4/15/40	65,000	52,212
3.63%, 4/15/52	21,000	15,974
4.95%, 9/15/52	20,000	18,911
Lowe's Cos., Inc.,
4.65%, 4/15/42	25,000	22,456
5.75%, 7/01/53	22,000	22,167
4.45%, 4/01/62	28,000	22,411
5.80%, 9/15/62	24,000	23,913
5.85%, 4/01/63	36,000	36,242

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Retail - Discretionary (Continued)

Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26(b)	$150,000	$147,648
		1,058,873
Semiconductors – 0.4%
Broadcom, Inc.,
5.15%, 11/15/31	47,000	47,610
3.19%, 11/15/36(b)	121,000	98,691
4.93%, 5/15/37(b)	27,000	26,055
Intel Corp.,
5.13%, 2/10/30	60,000	61,473
5.15%, 2/21/34	70,000	70,877
2.80%, 8/12/41	113,000	80,315
5.70%, 2/10/53	56,000	56,472
5.60%, 2/21/54	46,000	45,719
KLA Corp.,
4.70%, 2/01/34	41,000	40,803
3.30%, 3/01/50	41,000	29,699
5.25%, 7/15/62	32,000	31,426

QUALCOMM, Inc., 6.00%, 5/20/53	82,000	90,340
Texas Instruments, Inc., 3.88%, 3/15/39	90,000	81,358
		760,838
Software – 0.8%
Cloud Software Group, Inc., 6.50%, 3/31/29(b)	180,000	175,454
Concentrix Corp.,
6.60%, 8/02/28	30,000	30,911
6.85%, 8/02/33	210,000	214,343

GoTo Group, Inc., 5.50%, 5/01/28(b)	53,361	41,894
Intuit, Inc.,
5.20%, 9/15/33	73,000	75,104
5.50%, 9/15/53	92,000	94,881
Oracle Corp.,
3.25%, 11/15/27	122,000	116,664
2.30%, 3/25/28	59,000	54,270
6.15%, 11/09/29	47,000	50,047
4.30%, 7/08/34	16,000	14,974
3.90%, 5/15/35	32,000	28,473
3.80%, 11/15/37	16,000	13,565
4.00%, 11/15/47	33,000	25,759
3.60%, 4/01/50	51,000	36,561
3.95%, 3/25/51	26,000	19,748
6.90%, 11/09/52	46,000	52,778
4.38%, 5/15/55	24,000	19,328
3.85%, 4/01/60	119,000	84,529
	Par(a)	Value
Software (Continued)

UKG, Inc., 6.88%, 2/01/31(b)	$190,000	$195,288
VMware LLC, 2.20%, 8/15/31	35,000	29,232
		1,373,803
Specialty Finance – 2.6%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(g)(h)	55,000	53,753
American Express Co.,
(SOFR + 1.00%), 4.99%, 5/01/26(h)	27,000	26,927
(SOFR + 1.33%), 6.34%, 10/30/26(h)	101,000	102,478
(SOFR Index + 1.28%), 5.28%, 7/27/29(h)	74,000	75,304
(SOFR + 1.09%), 5.53%, 4/25/30(h)	100,000	102,966
(SOFR + 1.42%), 5.28%, 7/26/35(h)	80,000	80,981

Block, Inc., 6.50%, 5/15/32(b)	425,000	431,886
Boost Newco Borrower LLC, 7.50%, 1/15/31(b)	201,000	211,708
Capital One Financial Corp., (SOFR + 1.99%), 5.88%, 7/26/35(h)	80,000	81,159
Discover Financial Services, 4.10%, 2/09/27	34,000	33,132
Enact Holdings, Inc., 6.25%, 5/28/29	142,000	144,551
Equifax, Inc., 5.10%, 6/01/28	135,000	136,539
Essent Group Ltd., 6.25%, 7/01/29	116,000	118,418
Fidelity National Information Services, Inc., 1.65%, 3/01/28	63,000	56,573
Fiserv, Inc.,
5.15%, 3/15/27	70,000	70,820
5.45%, 3/02/28	39,000	39,917
3.50%, 7/01/29	101,000	95,527
2.65%, 6/01/30	15,000	13,394
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(b)	145,000	146,038
9.13%, 5/15/31(b)	135,000	132,806
GATX Corp.,
3.50%, 6/01/32	83,000	73,685
6.90%, 5/01/34	94,000	105,112
6.05%, 6/05/54	31,000	31,933

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Specialty Finance (Continued)
Global Payments, Inc.,
4.45%, 6/01/28	$152,000	$149,089
5.95%, 8/15/52	29,000	28,588

Moody's Corp., 5.00%, 8/05/34	77,000	77,032
Navient Corp., 5.00%, 3/15/27	155,000	149,860
OneMain Finance Corp.,
7.13%, 3/15/26	140,000	142,396
3.50%, 1/15/27	315,000	297,681
3.88%, 9/15/28	15,000	13,703
5.38%, 11/15/29	40,000	38,439
PayPal Holdings, Inc.,
5.15%, 6/01/34	100,000	101,068
5.50%, 6/01/54	56,000	55,846

Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/01/27(b)	92,000	90,334
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	110,000	103,938
2.88%, 10/15/26	15,000	14,173
3.63%, 3/01/29(b)	40,000	36,720
3.63%, 3/01/29	80,000	73,440
3.88%, 3/01/31(b)	290,000	257,963
4.00%, 10/15/33(b)	565,000	485,945

S&P Global, Inc., 1.25%, 8/15/30	32,000	26,569
Synchrony Financial, (SOFR Index + 2.13%), 5.93%, 8/02/30(h)	60,000	60,370
		4,568,761
Steel – 0.4%
ATI, Inc.,
4.88%, 10/01/29	50,000	47,491
7.25%, 8/15/30	55,000	57,503

Cleveland-Cliffs, Inc., 7.00%, 3/15/32(b)	170,000	170,614
Commercial Metals Co.,
4.13%, 1/15/30	205,000	189,814
4.38%, 3/15/32	100,000	91,369

Nucor Corp., 4.30%, 5/23/27	39,000	38,661
Steel Dynamics, Inc., 5.38%, 8/15/34	45,000	45,615
		641,067
Technology Hardware – 1.0%
Avnet, Inc., 6.25%, 3/15/28	45,000	46,763
Cisco Systems, Inc.,
4.95%, 2/26/31	87,000	88,931
	Par(a)	Value
Technology Hardware (Continued)
Cisco Systems, Inc.,
5.05%, 2/26/34	$88,000	$90,001
5.30%, 2/26/54	48,000	48,375
5.35%, 2/26/64	63,000	63,197
CommScope LLC,
6.00%, 3/01/26(b)	65,000	61,014
4.75%, 9/01/29(b)	90,000	65,250

CommScope Technologies LLC, 5.00%, 3/15/27(b)	240,000	154,050
NCR Atleos Corp., 9.50%, 4/01/29(b)	185,000	202,098
NCR Voyix Corp.,
5.00%, 10/01/28(b)	170,000	162,559
5.13%, 4/15/29(b)	45,000	42,992

Pitney Bowes, Inc., 6.88%, 3/15/27(b)	30,000	29,671
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	24,644
4.09%, 6/01/29	70,000	65,881
8.25%, 12/15/29	95,000	102,380
9.63%, 12/01/32	3,825	4,380
Western Digital Corp.,
2.85%, 2/01/29	105,000	92,671
3.10%, 2/01/32	25,000	20,574

Zebra Technologies Corp., 6.50%, 6/01/32(b)	380,000	390,456
		1,755,887
Telecommunications – 0.9%
AT&T, Inc.,
3.50%, 6/01/41	115,000	90,486
3.55%, 9/15/55	54,000	37,431
3.80%, 12/01/57	259,000	186,294
3.65%, 9/15/59	66,000	45,610
Lumen Technologies, Inc.,
4.13%, 4/15/29(b)	36,125	26,462
4.13%, 4/15/30(b)	36,125	25,468
Sprint Capital Corp.,
6.88%, 11/15/28	160,000	171,544
8.75%, 3/15/32	109,000	132,535
T-Mobile USA, Inc.,
2.25%, 2/15/26	97,000	92,925
2.63%, 4/15/26	45,000	43,259
2.63%, 2/15/29	24,000	21,879
3.38%, 4/15/29	60,000	56,236
2.88%, 2/15/31	63,000	55,705
2.55%, 2/15/31	23,000	19,984
3.50%, 4/15/31	132,000	120,796

United States Cellular Corp., 6.70%, 12/15/33	101,000	108,151

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Telecommunications (Continued)
Verizon Communications, Inc.,
1.75%, 1/20/31	$26,000	$21,507
2.55%, 3/21/31	27,000	23,391
2.36%, 3/15/32	116,000	97,043
4.81%, 3/15/39	31,000	29,566
6.55%, 9/15/43	78,000	88,101
5.50%, 2/23/54	71,000	71,188
		1,565,561
Tobacco & Cannabis – 0.1%
Altria Group, Inc., 6.20%, 11/01/28	60,000	63,243
Philip Morris International, Inc., 5.25%, 2/13/34	86,000	86,658
		149,901
Transportation & Logistics – 1.0%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	21,114	20,259
Series 2015-2, Class A, 4.00%, 9/22/27	24,220	23,054
Series 2016-1, Class AA, 3.58%, 1/15/28	3,097	2,965
Series 2016-2, Class AA, 3.20%, 6/15/28	17,604	16,561
Series 2016-2, Class A, 3.65%, 6/15/28	6,520	6,071
Series 2017-2, Class AA, 3.35%, 10/15/29	216,085	201,774
Series 2019-1, Class AA, 3.15%, 2/15/32	4,698	4,298
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	32,000	28,879
4.38%, 9/01/42	12,000	10,697
4.55%, 9/01/44	25,000	22,662
3.90%, 8/01/46	61,000	49,757
5.20%, 4/15/54	64,000	62,806
5.50%, 3/15/55	25,000	25,666
CSX Corp.,
4.50%, 11/15/52	28,000	24,656
4.65%, 3/01/68	67,000	57,871
Delta Air Lines Pass Through Trust,
Series 2015-1, Class A, 3.88%, 7/30/27	7,555	7,219
Series 2020-1, Class A, 2.50%, 6/10/28	34,482	31,588
FedEx Corp.,
3.25%, 4/01/26	170,000	165,701
3.88%, 8/01/42	16,000	12,820
	Par(a)	Value
Transportation & Logistics (Continued)
FedEx Corp.,
4.10%, 2/01/45	$26,000	$21,089
4.55%, 4/01/46	59,000	50,582
4.40%, 1/15/47	14,000	11,724

FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 2/20/34	34,140	28,991
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(b)	57,750	55,065
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	14,400	14,528
Norfolk Southern Corp.,
5.05%, 8/01/30	8,000	8,150
3.95%, 10/01/42	38,000	31,471
2.90%, 8/25/51	24,000	15,429
5.95%, 3/15/64	122,000	128,664

Rand Parent LLC, 8.50%, 2/15/30(b)	135,000	133,497
Ryder System, Inc.,
5.38%, 3/15/29	16,000	16,350
5.50%, 6/01/29	98,000	100,621
6.60%, 12/01/33	61,000	66,631

U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	47,724	46,853
Union Pacific Corp.,
3.38%, 2/01/35	13,000	11,453
3.60%, 9/15/37	14,000	12,121
3.55%, 8/15/39	48,000	40,495
4.05%, 11/15/45	16,000	13,361
3.35%, 8/15/46	7,000	5,181
3.88%, 2/01/55	9,000	7,042
3.95%, 8/15/59	34,000	26,319
3.55%, 5/20/61	19,000	13,585
3.75%, 2/05/70	7,000	5,062
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	42,248	42,731
Series 2016-2, Class AA, 2.88%, 10/07/28	2,666	2,472
		1,684,771
Transportation Equipment – 0.2%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	155,000	151,289

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Transportation Equipment (Continued)
Cummins, Inc., 5.45%, 2/20/54	$33,000	$33,183
PACCAR Financial Corp., 5.00%, 3/22/34	82,000	83,408
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	70,000	72,012
		339,892
Wholesale - Consumer Staples – 0.1%
Performance Food Group, Inc., 4.25%, 8/01/29(b)	245,000	226,914
Total Corporate Bonds (Cost $74,805,228)		73,913,700

Foreign Issuer Bonds – 44.7%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28(b)	260,000	246,297
8.00%, 11/26/29	200,000	180,820
9.13%, 11/26/49	200,000	164,808
		591,925
Argentina – 0.4%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(j)	757,152	408,105
(Step to 4.75% on 7/09/27), 3.63%, 7/09/35(j)	312,220	130,318
4.25%, 1/09/38	204,592	93,804
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(j)	20,918	8,268
		640,495
Australia – 0.5%
BHP Billiton Finance USA Ltd.,
5.25%, 9/08/30	62,000	64,102
4.90%, 2/28/33	44,000	44,147
5.25%, 9/08/33	80,000	81,885
5.50%, 9/08/53	19,000	19,372

CIMIC Finance USA Pty. Ltd., 7.00%, 3/25/34(b)	35,000	36,893
CSL Finance PLC, 5.42%, 4/03/54(b)	103,000	102,449
Mineral Resources Ltd.,
8.13%, 5/01/27(b)	110,000	111,475
8.00%, 11/01/27(b)	35,000	35,922
		Par(a)	Value
Australia (Continued)
Mineral Resources Ltd.,
9.25%, 10/01/28(b)		$150,000	$159,520

NBN Co. Ltd., 2.50%, 1/08/32(b)		200,000	170,819
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		35,000	22,437
Rio Tinto Finance USA PLC, 5.13%, 3/09/53		63,000	60,929
			909,950
Bahrain – 0.6%
Bahrain Government International Bond,
6.75%, 9/20/29		600,000	614,750
5.63%, 5/18/34		200,000	182,582
7.50%, 2/12/36(b)		200,000	207,291
			1,004,623
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46		197,000	186,503
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38		93,000	86,955
			273,458
Brazil – 2.9%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		236,198	232,250
Aegea Finance S.a.r.l., 9.00%, 1/20/31(b)		200,000	210,972
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/27	BRL	13,061,000	2,229,541
10.00%, 1/01/29	BRL	8,232,000	1,367,927

Brazilian Government International Bond, 5.00%, 1/27/45		200,000	156,883
CSN Resources S.A., 4.63%, 6/10/31(b)		200,000	159,387
Minerva Luxembourg S.A., 8.88%, 9/13/33(b)		200,000	210,934
Samarco Mineracao S.A., (100% Cash), 9.00%, 6/30/31(b)(f)		417,292	386,608
Yinson Boronia Production B.V., 8.95%, 7/31/42(b)		110,000	111,526
			5,066,028
Canada – 1.7%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)		390,000	366,685
3.50%, 2/15/29(b)		40,000	36,658

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Canada (Continued)
1011778 B.C. ULC/New Red Finance, Inc.,
6.13%, 6/15/29(b)	$270,000	$272,757
4.00%, 10/15/30(b)	65,000	57,978

Bank of Montreal, 5.51%, 6/04/31	65,000	67,021
Bank of Nova Scotia (The),
4.85%, 2/01/30	44,000	44,218
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	43,000	39,711

Baytex Energy Corp., 8.50%, 4/30/30(b)	110,000	116,108
Bombardier, Inc.,
7.13%, 6/15/26(b)	124,000	125,606
6.00%, 2/15/28(b)	175,000	174,497
8.75%, 11/15/30(b)	60,000	65,021
7.25%, 7/01/31(b)	140,000	144,125
7.00%, 6/01/32(b)	35,000	35,786

Brookfield Finance, Inc., 5.68%, 1/15/35	80,000	81,350
Canadian Pacific Railway Co., 2.88%, 11/15/29	62,000	56,687
Element Fleet Management Corp., 6.32%, 12/04/28(b)	143,000	150,022
Enbridge, Inc., 5.63%, 4/05/34	40,000	40,950
MEG Energy Corp., 5.88%, 2/01/29(b)	285,000	281,448
Nutrien Ltd.,
5.95%, 11/07/25	24,000	24,263
4.90%, 3/27/28	19,000	19,054
2.95%, 5/13/30	179,000	162,363
5.40%, 6/21/34	67,000	67,327
5.88%, 12/01/36	7,000	7,330
Parkland Corp.,
5.88%, 7/15/27(b)	210,000	209,289
4.50%, 10/01/29(b)	85,000	79,369
Royal Bank of Canada,
(SOFR + 1.10%), 4.97%, 8/02/30(h)	55,000	55,469
5.15%, 2/01/34	36,000	36,578

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(b)	55,000	56,520
Toronto-Dominion Bank (The), 5.52%, 7/17/28	57,000	58,677
Triton Container International Ltd., 3.15%, 6/15/31(b)	49,000	41,748
		2,974,615
		Par(a)	Value
Chile – 1.1%
AES Andes S.A., 6.30%, 3/15/29(b)		$200,000	$203,315
Antofagasta PLC, 6.25%, 5/02/34(b)		200,000	207,910
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(b)	CLP	95,000,000	97,693
6.00%, 4/01/33(b)	CLP	75,000,000	80,183
5.00%, 3/01/35	CLP	100,000,000	98,504
Corp Nacional del Cobre de Chile,
3.00%, 9/30/29		200,000	178,953
6.44%, 1/26/36		400,000	418,168
3.70%, 1/30/50		200,000	138,933
6.30%, 9/08/53		200,000	201,256

Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)		200,000	203,366
Engie Energia Chile S.A., 6.38%, 4/17/34(b)		200,000	204,000
			2,032,281
China – 0.2%
Agile Group Holdings Ltd., 6.05%, 10/13/25(k)		205,000	11,529
Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23(k)		200,000	2,876
Fortune Star BVI Ltd., 5.00%, 5/18/26		200,000	185,545
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(k)		200,000	7,440
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29		63,000	61,583
Sunac China Holdings Ltd.,
6.00%, 9/30/25(b)(f)		18,066	2,213
6.25%, 9/30/26(b)(f)		18,088	1,985
6.50%, 9/30/27(b)(f)		36,221	3,622
6.75%, 9/30/28(b)(f)		54,397	5,154
7.00%, 9/30/29(b)(f)		54,463	4,586
7.25%, 9/30/30(b)(f)		25,620	2,028

Times China Holdings Ltd., 6.20%, 3/22/26(k)		215,000	5,053
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27(k)		200,000	12,674
Zhenro Properties Group Ltd., 6.63%, 1/07/26(k)		200,000	1,800
			308,088
Colombia – 1.9%
AI Candelaria Spain S.A., 5.75%, 6/15/33		250,000	203,931

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Colombia (Continued)
Colombia Government International Bond,
3.88%, 4/25/27		$200,000	$189,783
8.00%, 11/14/35		200,000	208,524
7.38%, 9/18/37		183,000	180,257
8.75%, 11/14/53		200,000	212,188
Colombian TES,
6.00%, 4/28/28	COP	226,800,000	49,803
7.75%, 9/18/30	COP	1,803,600,000	400,150
7.00%, 6/30/32	COP	2,029,800,000	409,939
13.25%, 2/09/33	COP	2,188,400,000	615,949
6.25%, 7/09/36	COP	500,100,000	85,486
Ecopetrol S.A.,
8.38%, 1/19/36		420,000	417,898
5.88%, 5/28/45		150,000	108,330

Geopark Ltd., 5.50%, 1/17/27		200,000	187,735
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		200,000	189,893
			3,459,866
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(b)		200,000	207,060
7.30%, 11/13/54(b)		200,000	213,256
			420,316
Czech Republic – 1.2%
Czech Republic Government Bond,
5.50%, 12/12/28	CZK	1,890,000	86,921
2.75%, 7/23/29	CZK	8,230,000	338,196
0.95%, 5/15/30	CZK	8,670,000	319,552
1.75%, 6/23/32	CZK	5,220,000	193,349
2.00%, 10/13/33	CZK	10,070,000	371,661
1.50%, 4/24/40	CZK	24,630,000	751,342
			2,061,021
Dominican Republic – 0.7%
Dominican Republic International Bond,
5.50%, 2/22/29(b)		200,000	196,208
4.50%, 1/30/30(b)		630,000	585,247
4.88%, 9/23/32(b)		200,000	183,038
6.85%, 1/27/45		200,000	201,803
			1,166,296
Ecuador – 0.4%
Ecuador Government International Bond,
6.00%, 7/31/30		210,164	141,917
0.00%, 7/31/30(e)		148,000	75,555
	Par(a)	Value
Ecuador (Continued)
Ecuador Government International Bond,
(Step to 6.90% on 7/31/25), 3.50%, 7/31/35(j)	$110,000	$58,085
(Step to 6.90% on 7/31/25), 3.50%, 7/31/35(b)(j)	381,291	201,339
(Step to 5.50% on 7/31/26), 2.50%, 7/31/40(j)	400,000	192,868
		669,764
Egypt – 0.7%
Egypt Government International Bond,
5.88%, 2/16/31	200,000	159,409
7.05%, 1/15/32(b)	535,000	438,700
7.63%, 5/29/32	200,000	167,467
8.50%, 1/31/47	300,000	225,810
7.50%, 2/16/61	400,000	272,295
		1,263,681
El Salvador – 0.3%
El Salvador Government International Bond,
8.63%, 2/28/29	11,000	10,042
0.25%, 4/17/30(b)	150,000	4,091
9.25%, 4/17/30(b)	150,000	136,574
8.25%, 4/10/32	101,000	81,431
7.65%, 6/15/35	38,000	28,499
7.12%, 1/20/50	230,000	151,371
9.50%, 7/15/52	150,000	120,860
		532,868
France – 0.3%
Altice France S.A.,
8.13%, 2/01/27(b)	200,000	161,749
5.13%, 1/15/29(b)	290,000	201,354
TotalEnergies Capital S.A.,
5.15%, 4/05/34	36,000	36,813
5.49%, 4/05/54	59,000	59,685
5.64%, 4/05/64	60,000	60,969
		520,570
Gabon – 0.1%
Gabon Government International Bond, 6.63%, 2/06/31	200,000	147,528
Germany – 0.5%
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(b)	150,000	147,806

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Germany (Continued)
Mercedes-Benz Finance North America LLC, 4.80%, 8/01/29(b)		$150,000	$150,611
Volkswagen Group of America Finance LLC, 6.45%, 11/16/30(b)		200,000	214,583
ZF North America Capital, Inc.,
6.88%, 4/14/28(b)		150,000	153,745
6.75%, 4/23/30(b)		225,000	229,203
			895,948
Ghana – 0.3%
Ghana Government International Bond,
7.63%, 5/16/29		400,000	201,300
8.13%, 3/26/32		325,000	165,750
8.63%, 4/07/34		200,000	102,299
			469,349
Guatemala – 0.3%
Guatemala Government Bond,
6.05%, 8/06/31(b)(i)		200,000	199,880
5.38%, 4/24/32		200,000	193,190
3.70%, 10/07/33(b)		200,000	165,554
			558,624
Hungary – 1.0%
Hungary Government Bond,
2.75%, 12/22/26	HUF	77,250,000	197,553
3.00%, 10/27/27	HUF	62,670,000	157,848
3.25%, 10/22/31	HUF	59,400,000	137,180
4.75%, 11/24/32	HUF	14,850,000	37,122
2.25%, 4/20/33	HUF	224,890,000	458,150
Hungary Government International Bond,
6.13%, 5/22/28(b)		210,000	215,510
6.75%, 9/25/52(b)		200,000	216,344

Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(b)		200,000	201,438
MVM Energetika Zrt., 6.50%, 3/13/31		200,000	204,326
			1,825,471
India – 1.4%
India Government Bond,
7.04%, 6/03/29	INR	27,990,000	337,089
7.17%, 4/17/30	INR	3,000,000	36,290
7.18%, 8/14/33	INR	120,260,000	1,457,638
7.10%, 4/08/34	INR	53,160,000	642,879
			2,473,896
		Par(a)	Value
Indonesia – 3.1%
Freeport Indonesia PT, 5.32%, 4/14/32(b)		$200,000	$196,649
Indonesia Government International Bond,
2.85%, 2/14/30		200,000	180,584
4.70%, 2/10/34		200,000	196,571
5.65%, 1/11/53		200,000	204,560
Indonesia Treasury Bond,
8.38%, 9/15/26	IDR	5,700,000,000	363,634
9.00%, 3/15/29	IDR	4,814,000,000	322,337
6.88%, 4/15/29	IDR	7,360,000,000	455,754
7.00%, 9/15/30	IDR	3,482,000,000	216,696
6.38%, 4/15/32	IDR	3,817,000,000	228,174
7.50%, 8/15/32	IDR	5,944,000,000	381,179
7.00%, 2/15/33	IDR	9,146,000,000	565,837
6.63%, 2/15/34	IDR	18,425,000,000	1,111,422
8.38%, 3/15/34	IDR	2,453,000,000	165,931
7.50%, 6/15/35	IDR	2,678,000,000	171,210
8.38%, 4/15/39	IDR	1,562,000,000	107,447
Perusahaan Penerbit SBSN Indonesia III,
4.70%, 6/06/32(b)		200,000	195,102
5.60%, 11/15/33(b)		200,000	207,441
5.20%, 7/02/34(b)		200,000	202,216
			5,472,744
Ireland – 0.2%
GGAM Finance Ltd., 6.88%, 4/15/29(b)		100,000	102,243
Smurfit Kappa Treasury ULC, 5.44%, 4/03/34(b)		200,000	203,384
			305,627
Israel – 1.4%
Energean Israel Finance Ltd.,
4.88%, 3/30/26(b)		35,000	33,184
5.38%, 3/30/28(b)		75,000	67,203
Israel Government International Bond,
5.38%, 3/12/29		200,000	199,246
5.50%, 3/12/34		600,000	585,738
5.75%, 3/12/54		400,000	370,000

Leviathan Bond Ltd., 6.75%, 6/30/30(b)		215,000	192,807
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		60,000	59,639
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		300,000	284,100

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Israel (Continued)
Teva Pharmaceutical Finance Netherlands III B.V.,
7.88%, 9/15/29	$200,000	$215,947
4.10%, 10/01/46	787,000	554,233
		2,562,097
Italy – 0.2%
Optics Bidco S.p.A.,
6.38%, 11/15/33(b)	59,000	57,850
6.00%, 9/30/34(b)	9,000	8,505
7.20%, 7/18/36(b)	59,000	60,270

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)	200,000	191,996
		318,621
Ivory Coast – 0.2%
Ivory Coast Government International Bond,
6.13%, 6/15/33	200,000	177,500
8.25%, 1/30/37(b)	200,000	193,410
		370,910
Jamaica – 0.1%
Jamaica Government International Bond, 8.00%, 3/15/39	100,000	118,676
Japan – 0.6%
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.00%), 5.43%, 4/17/35(h)	200,000	204,536
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.30%), 5.59%, 7/10/35(h)	200,000	204,393
SoftBank Group Corp., 4.63%, 7/06/28	405,000	375,437
Sumitomo Mitsui Financial Group, Inc., 5.56%, 7/09/34	200,000	206,098
		990,464
Jordan – 0.2%
Jordan Government International Bond,
7.75%, 1/15/28(b)	200,000	200,553
7.38%, 10/10/47	200,000	174,500
		375,053
		Par(a)	Value
Kazakhstan – 0.4%
KazMunayGas National Co. JSC,
4.75%, 4/19/27		$400,000	$389,926
5.75%, 4/19/47		300,000	262,197
			652,123
Lebanon – 0.1%
Lebanon Government International Bond,
6.10%, 10/04/22(k)		700,000	45,500
6.00%, 1/27/23(k)		245,000	15,925
6.65%, 4/22/24(k)		150,000	10,125
6.60%, 11/27/26(k)		125,000	8,687
6.85%, 3/23/27(l)		900,000	63,000
8.25%, 5/17/34(k)		225,000	16,103
			159,340
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	191,650
Macau – 0.4%
MGM China Holdings Ltd.,
4.75%, 2/01/27(b)		210,000	200,410
7.13%, 6/26/31(b)		205,000	207,711
Wynn Macau Ltd.,
5.50%, 1/15/26(b)		200,000	196,666
5.13%, 12/15/29(b)		200,000	182,894
			787,681
Malaysia – 1.6%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	2,322,000	510,094
3.89%, 8/15/29	MYR	3,048,000	674,303
4.76%, 4/07/37	MYR	2,369,000	561,323
4.89%, 6/08/38	MYR	2,185,000	526,030
3.76%, 5/22/40	MYR	778,000	165,553

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	370,276
			2,807,579
Mexico – 3.3%
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 5.16%), 9.13%, 3/14/28(b)(g)(h)		275,000	296,618
(5Y US Treasury CMT + 4.53%), 5.13%, 12/31/40(b)(h)		200,000	195,163
Mexican Bonos,
5.50%, 3/04/27	MXN	7,100,000	342,812
8.50%, 5/31/29	MXN	4,754,500	243,438
7.75%, 5/29/31	MXN	19,750,100	957,149

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Mexico (Continued)
Mexican Bonos,
7.50%, 5/26/33	MXN	$12,932,800	$601,985
10.00%, 11/20/36	MXN	1,224,400	67,052
8.50%, 11/18/38	MXN	10,499,200	504,300
7.75%, 11/13/42	MXN	5,936,800	259,661
Mexico Government International Bond,
6.35%, 2/09/35		400,000	410,681
6.34%, 5/04/53		330,000	316,216
Petroleos Mexicanos,
6.50%, 3/13/27		200,000	192,349
8.75%, 6/02/29		75,000	74,443
5.95%, 1/28/31		557,000	459,564
6.70%, 2/16/32		400,000	341,039
6.63%, 6/15/35		307,000	238,319
6.38%, 1/23/45		104,000	69,170
6.75%, 9/21/47		340,000	230,077
7.69%, 1/23/50		156,000	114,573
			5,914,609
Morocco – 0.2%
Morocco Government International Bond, 5.95%, 3/08/28(b)		200,000	203,015
OCP S.A., 7.50%, 5/02/54(b)		200,000	206,725
			409,740
Mozambique – 0.1%
Mozambique International Bond, 9.00%, 9/15/31		200,000	170,673
Nigeria – 0.5%
Nigeria Government International Bond,
6.13%, 9/28/28(b)		200,000	175,500
7.38%, 9/28/33		400,000	327,000
7.70%, 2/23/38(b)		390,000	303,400
			805,900
Oman – 0.8%
Mazoon Assets Co. SAOC, 5.50%, 2/14/29(b)		200,000	199,175
Oman Government International Bond,
6.00%, 8/01/29		200,000	205,580
6.25%, 1/25/31(b)		700,000	730,828
6.50%, 3/08/47		200,000	203,203
			1,338,786
Pakistan – 0.2%
Pakistan Government International Bond, 6.88%, 12/05/27		335,000	286,844
		Par(a)	Value
Panama – 0.7%
Panama Government International Bond,
3.16%, 1/23/30		$200,000	$171,770
2.25%, 9/29/32		200,000	147,566
6.40%, 2/14/35		450,000	437,552
7.88%, 3/01/57		525,000	559,236
			1,316,124
Paraguay – 0.1%
Paraguay Government International Bond, 6.00%, 2/09/36(b)		200,000	204,957
Peru – 0.9%
Cia de Minas Buenaventura S.A.A., 5.50%, 7/23/26		200,000	194,423
Peru Government Bond,
6.15%, 8/12/32	PEN	417,000	108,474
7.30%, 8/12/33(b)	PEN	670,000	185,592
5.40%, 8/12/34	PEN	525,000	125,296
Peruvian Government International Bond,
2.78%, 1/23/31		326,000	282,242
6.95%, 8/12/31	PEN	419,000	115,801
1.86%, 12/01/32		45,000	34,742
3.00%, 1/15/34		202,000	166,776
6.90%, 8/12/37	PEN	1,134,000	294,783
3.55%, 3/10/51		200,000	144,714
			1,652,843
Philippines – 0.3%
Philippine Government International Bond,
3.56%, 9/29/32		300,000	271,933
3.20%, 7/06/46		350,000	251,618
			523,551
Poland – 1.5%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(b)		200,000	206,220
Republic of Poland Government Bond,
2.50%, 7/25/26	PLN	592,000	142,656
2.50%, 7/25/27	PLN	981,000	230,513
2.75%, 10/25/29	PLN	1,005,000	226,190
1.25%, 10/25/30	PLN	2,014,000	403,033
1.75%, 4/25/32	PLN	2,257,000	444,045
5.00%, 10/25/34	PLN	1,024,000	251,196
Republic of Poland Government International Bond,
4.63%, 3/18/29		140,000	140,135

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Poland (Continued)
Republic of Poland Government International Bond,
4.88%, 10/04/33		$532,000	$527,276
5.50%, 3/18/54		158,000	155,800
			2,727,064
Qatar – 0.1%
QatarEnergy, 2.25%, 7/12/31		200,000	170,403
Romania – 1.2%
Romania Government Bond,
3.25%, 6/24/26	RON	1,710,000	354,706
5.80%, 7/26/27	RON	620,000	133,615
5.00%, 2/12/29	RON	470,000	97,049
7.35%, 4/28/31	RON	1,605,000	365,510
6.70%, 2/25/32	RON	2,280,000	497,529
Romanian Government International Bond,
6.63%, 2/17/28(b)		76,000	78,502
5.88%, 1/30/29(b)		152,000	153,292
7.13%, 1/17/33(b)		214,000	229,194
6.38%, 1/30/34(b)		92,000	93,831
7.63%, 1/17/53(b)		130,000	143,585
			2,146,813
Saudi Arabia – 0.7%
Saudi Arabian Oil Co., 5.25%, 7/17/34(b)		200,000	200,996
Saudi Government International Bond,
4.75%, 1/16/30(b)		404,000	401,802
5.00%, 1/16/34		200,000	199,359
5.75%, 1/16/54(b)		406,000	397,669
			1,199,826
South Africa – 2.3%
Eskom Holdings SOC Ltd., 8.45%, 8/10/28		400,000	410,482
Republic of South Africa Government Bond,
7.00%, 2/28/31	ZAR	1,611,193	76,477
8.25%, 3/31/32	ZAR	12,846,227	634,394
8.88%, 2/28/35	ZAR	15,121,863	726,638
8.50%, 1/31/37	ZAR	15,024,445	673,739
9.00%, 1/31/40	ZAR	10,406,227	468,930
8.75%, 1/31/44	ZAR	7,461,447	320,786
Republic of South Africa Government International Bond,
4.85%, 9/30/29		300,000	279,846
5.65%, 9/27/47		450,000	347,625
		Par(a)	Value
South Africa (Continued)

Stillwater Mining Co., 4.50%, 11/16/29		$200,000	$165,800
			4,104,717
Spain – 0.2%
Banco Santander S.A., 5.44%, 7/15/31		200,000	203,383
CaixaBank S.A., (SOFR + 2.26%), 6.04%, 6/15/35(b)(h)		200,000	206,011
			409,394
Switzerland – 0.1%
UBS A.G., 5.65%, 9/11/28		200,000	207,073
Thailand – 1.5%
Thailand Government Bond,
2.25%, 3/17/27	THB	18,076,000	507,244
1.60%, 12/17/29	THB	19,701,000	532,343
2.00%, 12/17/31	THB	8,427,000	229,740
3.35%, 6/17/33	THB	16,023,000	478,607
1.59%, 12/17/35	THB	5,110,000	128,767
3.30%, 6/17/38	THB	11,699,000	348,054
3.45%, 6/17/43	THB	15,170,000	452,770
			2,677,525
Turkey – 1.4%
Akbank T.A.S., (5Y US Treasury CMT + 5.27%), 9.37%, 3/14/29(b)(g)(h)		400,000	399,424
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(b)		400,000	426,500
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(b)		200,000	215,775
Sisecam UK PLC, 8.63%, 5/02/32(b)		200,000	203,876
TAV Havalimanlari Holding A.S., 8.50%, 12/07/28		200,000	205,990
Turkiye Government International Bond, 5.75%, 5/11/47		225,000	174,656
Turkiye Vakiflar Bankasi T.A.O.,
(5Y US Treasury CMT + 5.49%), 10.12%, 4/24/29(b)(g)(h)		200,000	205,260
(5Y US Treasury CMT + 4.67%), 8.99%, 10/05/34(b)(h)		200,000	201,800

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Turkey (Continued)
Yapi ve Kredi Bankasi A.S.,
9.74%, 1/17/29(b)(c)(g)	$200,000	$201,110
(5Y US Treasury CMT + 5.28%), 9.25%, 1/17/34(b)(h)	200,000	206,157
		2,440,548
Ukraine – 0.3%
Ukraine Government International Bond,
7.75%, 9/01/27	400,000	130,525
7.75%, 9/01/28	100,000	31,900
6.88%, 5/21/31	200,000	61,080
7.25%, 3/15/35	600,000	183,486
7.75%, 8/01/41(c)(m)	191,000	117,178
		524,169
United Arab Emirates – 0.7%
Finance Department Government of Sharjah,
6.50%, 11/23/32(b)	400,000	420,397
6.13%, 3/06/36(b)	200,000	200,513

Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(b)	206,051	167,427
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	200,000	207,056
5.88%, 5/01/34	200,000	212,743
		1,208,136
United Kingdom – 1.2%
Ardonagh Finco Ltd., 7.75%, 2/15/31(b)	200,000	202,843
Ardonagh Group Finance Ltd., 8.88%, 2/15/32(b)	200,000	202,317
Astrazeneca Finance LLC,
4.85%, 2/26/29	101,000	102,508
5.00%, 2/26/34	101,000	102,762
BAT Capital Corp.,
7.08%, 8/02/43	54,000	59,111
7.08%, 8/02/53	75,000	83,103

Global Auto Holdings Ltd./AAG FH UK Ltd., 8.38%, 1/15/29(b)	400,000	390,432
LSEGA Financing PLC, 1.38%, 4/06/26(b)	200,000	188,557
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29(b)	15,000	15,394
6.50%, 3/26/31(b)	235,000	243,883

Reynolds American, Inc., 5.85%, 8/15/45	16,000	15,356
	Par(a)	Value
United Kingdom (Continued)

Swiss RE Subordinated Finance PLC, (3M CME Term SOFR + 1.81%), 5.70%, 4/05/35(b)(h)	$200,000	$201,955
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	250,000	232,838
Vodafone Group PLC, 5.88%, 6/28/64	90,000	88,800
		2,129,859
Uruguay – 0.0%(d)
Uruguay Government International Bond, 5.10%, 6/18/50	30,000	28,789
Uzbekistan – 0.1%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	164,135
Venezuela – 0.1%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(k)	234,868	27,714
6.00%, 5/16/24(k)	115,000	13,283
5.38%, 4/12/27(k)	105,000	11,680
Venezuela Government International Bond,
7.75%, 10/13/19(k)	118,500	16,608
11.75%, 10/21/26(k)	53,400	9,601
9.25%, 9/15/27(k)	349,200	62,242
9.25%, 5/07/28(k)	589,200	99,101
11.95%, 8/05/31(k)	116,600	20,668
		260,897
Zambia – 0.4%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	490,000	515,356
8.63%, 6/01/31(b)	200,000	198,998
		714,354
Total Foreign Issuer Bonds (Cost $80,299,001)		79,116,955

Mortgage-Backed Securities – 0.6%
Commercial Mortgage-Backed Securities – 0.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.85%, 5/10/47(b)(n)	175,000	137,760
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	96,229	84,682

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.15%, 8/10/44(b)(n)	$35,000	$26,944
Series 2011-GC5, Class D, 5.15%, 8/10/44(b)(n)	315,000	149,594
Series 2013-GC13, Class C, 3.84%, 7/10/46(b)(n)	320,000	269,984
Series 2014-GC22, Class D, 4.66%, 6/10/47(b)(n)	50,000	13,769

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	87,197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(n)	110,000	67,210
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(n)	100,000	65,644
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	51,562
Series 2016-C36, Class C, 4.12%, 11/15/59(n)	45,000	37,477
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.85%, 3/15/44(b)(n)	56,647	20,393
Series 2012-C10, Class C, 4.33%, 12/15/45(n)	120,000	94,224
Total Mortgage-Backed Securities (Cost $1,570,927)		1,106,440

Term Loans – 2.3%(c)
Advertising & Marketing – 0.1%
Neptune BidCo US, Inc., Dollar Term B Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.40%, 4/11/29	131,248	123,373
Planet US Buyer LLC, Term Loan, (3M USD CME Term SOFR + 3.50%), 8.82%, 2/07/31	114,000	114,456
		237,829
	Par(a)	Value
Asset Management – 0.3%
Edelman Financial Engines Center LLC, The 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 3.25%), 8.59%, 4/07/28	$220,766	$220,859
GTCR Everest Borrower LLC, Term Loan B, 6/03/31(o)	38,000	37,620
HighTower Holding LLC, Amendment No. 7 Term Loan, 4/21/28(o)	112,685	112,713
HighTower Holding LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.54%, 4/21/28	85,560	85,582
		456,774
Chemicals – 0.1%
Chemours Co., The Tranche B-3 US$ Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.84%, 8/18/28	100,243	100,034
Commercial Support Services – 0.3%
Creative Artists Agency LLC, Incremental Term B-2 Loan, (1M USD CME Term SOFR + 3.25%), 8.59%, 11/27/28	197,079	197,928
Fortress Intermediate 3, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%), 9.10%, 6/27/31	283,538	283,538
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.84%, 11/14/30	49,259	49,346
VT Topco, Inc., Incremental Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.84%, 8/09/30	56,243	56,641
		587,453
Consumer Cyclical – 0.1%
Grant Thornton Advisors LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.25%), 8.60%, 6/02/31	146,099	146,361

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities – 0.0%(d)
Talen Energy Supply LLC, Initial Term B Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.83%, 5/17/30	$24,718	$24,961
Talen Energy Supply LLC, Initial Term C Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.83%, 5/17/30	11,960	12,078
		37,039
Food – 0.1%
Chobani LLC, 2023 Additional Term Loan, (1M USD CME Term SOFR + 3.75%), 9.08%, 10/25/27	124,375	124,841
Health Care Facilities & Services – 0.2%
Inception Holdco S.a.r.l. Facility B4, 4/09/31(o)	147,822	149,005
Placehold Ivc Evidensi Tl0.00%, 6/05/31	96,516	96,516
Star Parent, Inc., Term Loan, (3M USD CME Term SOFR + 3.75%), 9.08%, 9/27/30	165,326	165,494
		411,015
Institutional Financial Services – 0.0%(d)
Eisner Advisory Group LLC, February 2024 Incremental Term Loan, 2/28/31(o)	86,565	87,106
Insurance – 0.5%
Acrisure LLC, 2024 Refinancing Term Loan, 11/06/30(o)	310,742	310,270
Amynta Agency Borrower, Inc. (Amynta Warranty Borrower, Inc.), 2024 Refinancing Term Loan,
(1M USD CME Term SOFR + 3.75%), 9.09%, 2/28/28	700	701
(1M USD CME Term SOFR + 3.75%), 9.00%, 2/28/28	279,300	279,699

Asurion LLC, New B-11 Term Loan, (1M USD CME Term SOFR + 4.25%), 9.69%, 8/19/28	144,270	143,600
	Par(a)	Value
Insurance (Continued)

Truist Insurance Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 10.08%, 5/06/32	$72,778	$74,676
USI, Inc., 2024-B Term Loan,
11/22/29(o)	178	178
(1M USD CME Term SOFR + 3.75%), 11.00%, 11/22/29	71,102	71,216
		880,340
Internet Media & Services – 0.1%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.59%, 5/03/28	61,305	61,145
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1M USD CME Term SOFR + 4.75%), 10.09%, 3/15/30	74,132	74,040
		135,185
Leisure Facilities & Services – 0.1%
Carnival Corp., 2024 Repricing Advance,
(1M USD CME Term SOFR + 2.75%, 0.75% Floor), 8.09%, 8/08/27	20,110	20,235
(1M USD CME Term SOFR + 2.75%, 0.75% Floor), 8.09%, 10/18/28	200,297	201,175
		221,410
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.70%, 5/10/27	285,381	279,924
Publishing & Broadcasting – 0.1%
Cengage Learning, Inc., Term B Loan, (6M USD CME Term SOFR + 4.25%, 1.00% Floor), 9.54%, 3/24/31	196,832	197,601

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Software – 0.1%
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 3.25%), 8.59%, 5/01/31	$145,635	$146,091
UKG, Inc., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%), 8.55%, 2/10/31	7,000	7,020
		153,111
Total Term Loans (Cost $4,045,017)		4,056,023

U.S. Government Obligations – 1.4%
U.S. Treasury Bonds – 0.1%
4.63%, 5/15/44	87,500	89,865
4.25%, 2/15/54	189,900	186,755
		276,620
U.S. Treasury Notes – 1.3%
4.88%, 4/30/26(p)	1,610,000	1,623,396
4.38%, 7/31/26	21,000	21,046
4.38%, 7/15/27	221,000	222,882
4.00%, 7/31/29	22,000	22,076
4.13%, 7/31/31	3,400	3,433
4.38%, 5/15/34	328,200	336,610
		2,229,443
Total U.S. Government Obligations (Cost $2,485,377)		2,506,063

	Number of Shares
Warrants – 0.0%(d)
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.(q)*	4,298	—
Mcdermott International Ltd. (OTC Exchange)(q)*	3,868	—
Total Warrants (Cost $6,000)		—

	Par(a)/Number of Shares
Short-Term Investments – 5.3%
Convertible Bonds – 0.3%
Booking Holdings, Inc., 0.75%, 5/01/25	45,000	88,622

CyberArk Software Ltd., 0.00%, 11/15/24(e)	15,000	24,389
		Par(a)/Number of Shares	Value
Convertible Bonds (Continued)

Datadog, Inc., 0.13%, 6/15/25		70,000	$92,820

Insight Enterprises, Inc., 0.75%, 2/15/25		11,000	36,053

Palo Alto Networks, Inc., 0.38%, 6/01/25		25,000	81,580

Zscaler, Inc., 0.13%, 7/01/25		70,000	89,299
			412,763
Corporate Bonds – 0.1%
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(b)		55,000	53,480

SM Energy Co., 5.63%, 6/01/25		80,000	79,957

U.S. Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/03/25		18,605	18,449
			151,886
Foreign Issuer Bonds – 2.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25	BRL	5,295,000	932,435

China Evergrande Group, 8.75%, 6/28/25(k)		200,000	2,750
Egypt Treasury Bills,
24.79%, 9/10/24	EGP	21,200,000	425,662
24.75%, 9/17/24	EGP	19,125,000	382,062
21.41%, 12/10/24	EGP	24,250,000	457,724
22.78%, 12/17/24	EGP	7,550,000	141,849

Ethiopia International Bond, 6.63%, 12/11/24		200,000	157,500

Hungary Government Bond, 5.50%, 6/24/25	HUF	45,250,000	123,920

Lebanon Government International Bond, 6.20%, 2/26/25(k)		400,000	28,884

Nigeria OMO Bill, 21.37%, 6/17/25	NGN	685,000,000	337,266

Nigeria Treasury Bill, 19.91%, 4/10/25	NGN	1,005,000,000	521,244

Republic of Poland Government Bond, 3.25%, 7/25/25	PLN	1,011,000	252,021

Romania Government Bond, 4.75%, 2/24/25	RON	360,000	77,803
Venezuela Government International Bond, 8.25%, 10/13/24(k)		372,600	56,415
			3,897,535

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)/Number of Shares	Value
Money Market Fund – 2.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(r)	4,821,867	$4,821,867
Total Short-Term Investments (Cost $9,552,452)		9,284,051

Number of Contracts		Notional Amount
Purchased Options – 0.0%(d)
Put Options - Over the Counter – 0.0%(d)
Mexican Peso vs. Euro, Strike Price MXN 19.14, Expires 12/05/24, Counterparty: Barclays	1	1,100,000(s)	6,005
Total Purchased Options (Premiums Paid $18,255)			6,005

Total Investments – 99.1% (Cost $178,881,227)	175,528,904
Other Assets less Liabilities – 0.9%(t)	1,580,494
NET ASSETS – 100.0%	$177,109,398
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $57,636,769 or 32.54% of net assets.
(c)	Variable or floating rate security. Rate as of July 31, 2024 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Zero coupon bond.
(f)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2024 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2024.
(j)	Step coupon bond. Rate as of July 31, 2024 is disclosed.
(k)	Issuer has defaulted on terms of debt obligation.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2024 is disclosed.
(o)	Position is unsettled. Contract rate was not determined at July 31, 2024 and does not take effect until settlement date.
(p)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(q)	Investment is valued using significant unobservable inputs (Level 3).
(r)	7-day current yield as of July 31, 2024 is disclosed.
(s)	The notional amount is EUR.
(t)	Includes appreciation/(depreciation) on forward foreign currency exchange and futures contracts.
*	Non-Income Producing Security

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
ADR	American Depositary Receipt
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
ULC	Unlimited Liability Corporation
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	76.5
All other currencies less than 5%	23.5
Total	100.0
(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Foreign Issuer Bonds	44.7
Corporate Bonds	41.7
Short-Term Investments	5.3
All other sectors less than 5%(b)	8.3
Total	100.0
(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at July 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	9/19/2024	USD	223,625	$(63)
Ultra U.S. Treasury Bond	8	9/19/2024	USD	1,023,750	38,719
2-Year U.S. Treasury Note	22	9/30/2024	USD	4,518,078	39,359
5-Year U.S. Treasury Note	24	9/30/2024	USD	2,589,375	26,080
Total Long Contracts					$104,095
Short Contracts
U.S. Treasury Long Bond	(2)	9/19/2024	USD	241,562	$(10,187)
Ultra 10-Year U.S. Treasury Note	(49)	9/19/2024	USD	5,663,328	(153,016)
Total Short Contracts					$(163,203)
					$(59,108)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/28/24	Turkish Lira	14,230,700	U.S. Dollars	340,000	Deutsche Bank	$48,714
10/28/24	Turkish Lira	16,133,789	U.S. Dollars	406,700	JPMorgan Chase	33,998
3/03/25	Turkish Lira	10,582,642	U.S. Dollars	220,502	BNP Paribas	33,341
9/18/24	Turkish Lira	6,134,647	U.S. Dollars	154,749	Barclays	20,407
10/10/24	Thai Baht	31,857,421	U.S. Dollars	879,310	Bank of America	19,584
12/17/24	U.S. Dollars	729,900	Czech Republic Koruna	16,634,421	Morgan Stanley	17,907
3/03/25	Turkish Lira	5,238,277	U.S. Dollars	110,233	JPMorgan Chase	15,416
10/15/24	Turkish Lira	6,363,000	U.S. Dollars	161,680	Barclays	14,722
8/12/24	Turkish Lira	7,885,252	U.S. Dollars	222,768	Citibank	11,925
9/18/24	Turkish Lira	9,794,664	U.S. Dollars	268,200	JPMorgan Chase	11,456
12/17/24	Polish Zloty	2,941,497	U.S. Dollars	729,900	BNP Paribas	10,102
9/18/24	Turkish Lira	6,561,000	U.S. Dollars	180,000	Morgan Stanley	7,329
12/17/24	U.S. Dollars	549,800	Polish Zloty	2,158,790	JPMorgan Chase	6,706
12/11/24	U.S. Dollars	233,442	Egyptian Pounds	11,577,861	JPMorgan Chase	6,418
9/10/24	U.S. Dollars	738,738	Euro	675,612	Barclays	6,102
12/17/24	Polish Zloty	1,470,560	U.S. Dollars	364,000	Bank of America	5,953
12/17/24	U.S. Dollars	728,044	Czech Republic Koruna	16,895,237	BNP Paribas	4,887
8/12/24	Turkish Lira	2,890,521	U.S. Dollars	81,584	Bank of America	4,448
12/17/24	U.S. Dollars	515,300	Polish Zloty	2,031,364	BNP Paribas	4,263
9/10/24	Euro	675,612	U.S. Dollars	728,426	BNP Paribas	4,210
8/15/24	U.S. Dollars	366,500	South African Rand	6,610,194	Barclays	4,003
8/12/24	Turkish Lira	2,256,322	U.S. Dollars	63,648	Morgan Stanley	3,508
9/20/24	Malaysian Ringgit	625,792	U.S. Dollars	133,688	Morgan Stanley	3,268
10/23/24	Chilean Pesos	357,462,200	U.S. Dollars	377,548	BNP Paribas	1,684
Total Unrealized Appreciation						$300,351

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

8/05/24	Brazilian Reals	1,223,787	U.S. Dollars	217,000	Barclays	$(750)
8/23/24	Thai Baht	72,472,433	U.S. Dollars	2,038,319	Barclays	(1,146)
12/11/24	U.S. Dollars	42,858	Egyptian Pounds	2,337,901	JPMorgan Chase	(2,985)
9/18/24	Czech Republic Koruna	5,093,647	U.S. Dollars	220,323	Goldman Sachs	(3,113)
9/18/24	Czech Republic Koruna	5,144,465	U.S. Dollars	222,540	JPMorgan Chase	(3,163)
9/18/24	Czech Republic Koruna	5,132,179	U.S. Dollars	222,057	Bank of America	(3,203)
8/05/24	U.S. Dollars	577,600	Brazilian Reals	3,298,385	JPMorgan Chase	(5,244)
12/11/24	Egyptian Pounds	4,938,536	U.S. Dollars	102,396	Bank of America	(5,558)
9/10/24	Polish Zloty	3,694,233	U.S. Dollars	937,934	BNP Paribas	(6,373)
12/17/24	Czech Republic Koruna	22,149,395	U.S. Dollars	955,100	BNP Paribas	(7,052)
12/11/24	Egyptian Pounds	8,977,226	U.S. Dollars	184,312	JPMorgan Chase	(8,282)
11/12/24	Nigerian Naira	111,375,000	U.S. Dollars	75,000	Bank of America	(9,616)
10/11/24	Mexican Pesos	6,169,217	U.S. Dollars	338,691	Barclays	(11,361)
11/06/24	Nigerian Naira	132,300,000	U.S. Dollars	90,000	Morgan Stanley	(12,068)
8/23/24	U.S. Dollars	2,006,800	Thai Baht	72,472,433	Barclays	(30,373)
10/11/24	Mexican Pesos	18,539,283	U.S. Dollars	1,024,803	BNP Paribas	(41,136)
Total Unrealized Depreciation						$(151,423)
Net Unrealized Appreciation						$148,928
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$500,320	$—	$500,320
Common Stocks	2,362,423	—	—	2,362,423
Convertible Bonds	—	2,518,059	—	2,518,059
Convertible Preferred Stocks	158,865	—	—	158,865
Corporate Bonds	—	73,913,700	—	73,913,700
Foreign Issuer Bonds	—	79,116,955	—	79,116,955
Mortgage-Backed Securities	—	1,106,440	—	1,106,440
Term Loans	—	4,056,023	—	4,056,023
U.S. Government Obligations	—	2,506,063	—	2,506,063
Warrants	—	—	—*	—
Short-Term Investments	4,821,867	4,462,184	—	9,284,051

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Purchased Options	$—	$6,005	$—	$6,005
Total Investments	$7,343,155	$168,185,749	$—	$175,528,904

*Includes securities determined to have no value as of July 31, 2024.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$104,158	$—	$—	$104,158
Forward Foreign Currency Exchange Contracts	—	300,351	—	300,351
Total Assets - Derivative Financial Instruments	$104,158	$300,351	$—	$404,509
Liabilities:
Futures Contracts	$(163,266)	$—	$—	$(163,266)
Forward Foreign Currency Exchange Contracts	—	(151,423)	—	(151,423)
Total Liabilities - Derivative Financial Instruments	$(163,266)	$(151,423)	$—	$(314,689)
Net Derivative Financial Instruments	$(59,108)	$148,928	$—	$89,820

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 50.7%
Advertising & Marketing – 1.9%
Dentsu Group, Inc. (Japan)	1,900	$50,242
Omnicom Group, Inc.	59,701	5,853,086
WPP PLC (United Kingdom)	3,737	36,048
		5,939,376
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	6,572	109,609
Rolls-Royce Holdings PLC (United Kingdom)*	8,418	48,742
		158,351
Asset Management – 0.1%
3i Group PLC (United Kingdom)	1,128	45,380
Charles Schwab (The) Corp.	3,877	252,742
St. James's Place PLC (United Kingdom)	3,262	28,734
		326,856
Automotive – 0.6%
Bridgestone Corp. (Japan)	7,700	313,957
Denso Corp. (Japan)	9,600	157,431
Honda Motor Co. Ltd. (Japan)	40,700	434,862
Nissan Motor Co. Ltd. (Japan)	37,400	118,712
Stanley Electric Co. Ltd. (Japan)	8,400	164,925
Sumitomo Electric Industries Ltd. (Japan)	5,700	86,224
Toyota Motor Corp. (Japan)	39,000	749,220
		2,025,331
Banking – 3.9%
Bank of America Corp.	25,842	1,041,691
Barclays PLC (United Kingdom)	24,249	72,512
Citigroup, Inc.	10,937	709,593
Citizens Financial Group, Inc.	14,863	634,204
Comerica, Inc.	4,148	227,352
Fifth Third Bancorp	14,268	604,107
HSBC Holdings PLC (United Kingdom)	39,130	355,852
Huntington Bancshares, Inc.	50,528	755,394
JPMorgan Chase & Co.	4,477	952,706
KeyCorp	26,687	430,461
Lloyds Banking Group PLC (United Kingdom)	147,527	112,703
M&T Bank Corp.	4,961	854,135
	Number of Shares	Value
Banking (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	21,200	$244,867
Mizuho Financial Group, Inc. (Japan)	3,100	70,866
NatWest Group PLC (United Kingdom)	12,619	59,871
PNC Financial Services Group (The), Inc.	4,988	903,327
Regions Financial Corp.	18,588	415,814
Resona Holdings, Inc. (Japan)	12,500	89,637
Standard Chartered PLC (United Kingdom)	6,624	65,434
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,500	397,171
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	9,500	240,130
Truist Financial Corp.	20,415	912,346
U.S. Bancorp	21,025	943,602
Wells Fargo & Co.	22,961	1,362,506
		12,456,281
Beverages – 0.1%
Asahi Group Holdings Ltd. (Japan)	2,100	77,308
Diageo PLC (United Kingdom)	5,586	173,808
Kirin Holdings Co. Ltd. (Japan)	15,000	212,064
		463,180
Biotechnology & Pharmaceuticals – 0.5%
Astellas Pharma, Inc. (Japan)	11,400	132,217
AstraZeneca PLC (United Kingdom)	2,891	459,296
Chugai Pharmaceutical Co. Ltd. (Japan)	5,500	240,034
Daiichi Sankyo Co. Ltd. (Japan)	5,900	240,293
GSK PLC	9,179	178,245
Ono Pharmaceutical Co. Ltd. (Japan)	3,300	48,683
Takeda Pharmaceutical Co. Ltd. (Japan)	9,200	258,283
		1,557,051
Cable & Satellite – 0.2%
Comcast Corp., Class A	13,905	573,859
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	1,600	138,934

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Shin-Etsu Chemical Co. Ltd. (Japan)	7,500	$333,230
Toray Industries, Inc. (Japan)	11,800	61,349
		533,513
Commercial Support Services – 2.2%
Compass Group PLC (United Kingdom)	3,234	99,591
H&R Block, Inc.	49,920	2,892,365
Recruit Holdings Co. Ltd. (Japan)	4,900	280,982
RELX PLC (United Kingdom)	3,430	161,887
Rentokil Initial PLC (United Kingdom)	457,974	2,796,461
Secom Co. Ltd. (Japan)	10,100	644,913
		6,876,199
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	8,900	192,299
E-Commerce Discretionary – 2.5%
Alibaba Group Holding Ltd. (China)	317,600	3,125,255
eBay, Inc.	49,449	2,749,859
JD.com, Inc., Class A (China)	99,000	1,305,375
PDD Holdings, Inc. (China)*	6,409	826,056
		8,006,545
Electric Utilities – 2.3%
Chubu Electric Power Co., Inc. (Japan)	6,500	81,955
Exelon Corp.	25,384	944,285
National Grid PLC (United Kingdom)	498,044	6,319,272
SSE PLC (United Kingdom)	2,837	68,661
		7,414,173
Electrical Equipment – 0.2%
Daikin Industries Ltd. (Japan)	1,500	217,510
Mitsubishi Electric Corp. (Japan)	16,400	273,253
		490,763
Engineering & Construction – 0.9%
Ferrovial S.E.	68,607	2,728,211
Entertainment Content – 0.6%
Electronic Arts, Inc.	754	113,809
NetEase, Inc. (China)	39,600	730,366
Netflix, Inc.*	499	313,546
Nexon Co. Ltd. (Japan)(a)	3,200	68,924
	Number of Shares	Value
Entertainment Content (Continued)
Square Enix Holdings Co. Ltd. (Japan)	1,900	$64,167
Walt Disney (The) Co.	6,281	588,467
		1,879,279
Food – 2.0%
Kerry Group PLC, Class A (Ireland)	32,518	3,040,297
Kraft Heinz (The) Co.	86,323	3,039,433
MEIJI Holdings Co. Ltd. (Japan)	6,600	166,679
Yamazaki Baking Co. Ltd. (Japan)	4,086	101,028
		6,347,437
Gas & Water Utilities – 4.0%
Osaka Gas Co. Ltd. (Japan)	3,700	83,746
Severn Trent PLC (United Kingdom)(a)	119,293	3,943,789
Snam S.p.A. (Italy)	997,783	4,768,032
United Utilities Group PLC (United Kingdom)(a)	290,357	3,858,739
		12,654,306
Health Care Facilities & Services – 4.0%
Alfresa Holdings Corp. (Japan)	5,400	84,361
CVS Health Corp.	92,940	5,607,070
Fresenius Medical Care A.G. (Germany)	74,299	2,867,040
Henry Schein, Inc.*	56,181	4,041,661
		12,600,132
Home Construction – 0.0%(b)
Berkeley Group Holdings (The) PLC (United Kingdom)	568	37,081
Sekisui House Ltd. (Japan)	2,861	71,686
		108,767
Household Products – 0.2%
Haleon PLC	14,054	63,038
Kao Corp. (Japan)	5,500	240,843
Reckitt Benckiser Group PLC (United Kingdom)	2,528	135,991
Unilever PLC (United Kingdom)	5,074	311,821
		751,693
Industrial Support Services – 0.0%(b)
Ashtead Group PLC (United Kingdom)	630	45,465

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.	9,052	$589,014
Daiwa Securities Group, Inc. (Japan)	8,500	70,177
Goldman Sachs Group (The), Inc.	1,755	893,348
Japan Exchange Group, Inc. (Japan)	2,800	65,739
London Stock Exchange Group PLC (United Kingdom)	861	104,806
Morgan Stanley	8,312	857,881
Northern Trust Corp.	5,674	503,000
State Street Corp.	3,296	280,061
		3,364,026
Insurance – 0.2%
Aviva PLC (United Kingdom)	5,363	34,548
Dai-ichi Life Holdings, Inc. (Japan)	3,500	106,716
Legal & General Group PLC (United Kingdom)	10,687	31,875
MS&AD Insurance Group Holdings, Inc. (Japan)	5,900	139,090
Prudential PLC (Hong Kong)	8,517	76,861
Sompo Holdings, Inc. (Japan)	3,200	72,966
Tokio Marine Holdings, Inc. (Japan)	3,600	141,239
		603,295
Internet Media & Services – 4.0%
Alphabet, Inc., Class A	16,888	2,896,968
Baidu, Inc., Class A (China)*	101,350	1,123,729
Meituan, Class B (China)(c)*	115,370	1,597,491
Meta Platforms, Inc., Class A	3,652	1,734,079
Tencent Holdings Ltd. (China)	68,200	3,147,188
Tencent Music Entertainment Group ADR (China)	54,263	769,449
Trip.com Group Ltd. (China)*	33,100	1,413,096
		12,682,000
IT Services – 1.3%
Cognizant Technology Solutions Corp., Class A	53,623	4,058,189
Leisure Facilities & Services – 2.0%
Entain PLC (United Kingdom)	2,981	21,906
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Flutter Entertainment PLC - CDI (United Kingdom)*	162	$32,045
InterContinental Hotels Group PLC (United Kingdom)	342	34,455
International Game Technology PLC	269,807	6,332,370
		6,420,776
Leisure Products – 0.1%
Shimano, Inc. (Japan)	1,000	177,404
Machinery – 0.3%
FANUC Corp. (Japan)	9,500	281,644
Keyence Corp. (Japan)	500	218,630
Komatsu Ltd. (Japan)	5,300	150,666
Nabtesco Corp. (Japan)	3,038	60,143
SMC Corp. (Japan)	400	194,626
Smiths Group PLC (United Kingdom)	1,764	40,518
Sumitomo Heavy Industries Ltd. (Japan)	2,800	75,195
		1,021,422
Medical Equipment & Devices – 3.0%
Baxter International, Inc.	119,494	4,280,275
DENTSPLY SIRONA, Inc.	178,036	4,831,897
FUJIFILM Holdings Corp. (Japan)	5,900	140,278
Hoya Corp. (Japan)	1,300	162,891
Olympus Corp. (Japan)	8,500	146,745
Smith & Nephew PLC (United Kingdom)	3,662	52,780
		9,614,866
Metals & Mining – 0.2%
Anglo American PLC (South Africa)	2,088	63,300
Cameco Corp. (Canada)	2,678	121,889
Glencore PLC (Australia)	23,148	128,445
Rio Tinto PLC (Australia)	2,830	184,043
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	60,988
		558,665
Oil & Gas Supply Chain – 3.5%
BP PLC	246,150	1,455,021
Canadian Natural Resources Ltd. (Canada)	19,228	682,690
Cenovus Energy, Inc. (Canada)	7,892	159,023
Chevron Corp.	2,036	326,717
China Petroleum & Chemical Corp., Class H (China)	460,250	294,967

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Ecopetrol S.A. ADR (Colombia)	6,719	$72,028
ENEOS Holdings, Inc. (Japan)	17,600	92,216
Eni S.p.A. (Italy)	24,827	397,227
Equinor ASA (Norway)	9,118	241,446
Exxon Mobil Corp.	6,750	800,483
Galp Energia SGPS S.A. (Portugal)	6,650	139,826
Gazprom PJSC (Russia)(d)*	100,532	—
Imperial Oil Ltd. (Canada)	1,610	115,341
Inpex Corp. (Japan)	16,200	250,152
LUKOIL PJSC (Russia)(d)	3,271	—
Neste OYJ (Finland)	8,225	166,004
OMV A.G. (Austria)	1,876	78,492
Petroleo Brasileiro S.A. ADR (Brazil)	39,838	568,488
Repsol S.A. (Spain)	13,802	196,857
Rosneft Oil Co. PJSC (Russia)(d)	48,304	—
Santos Ltd. (Australia)	17,507	91,262
Shell PLC	76,915	2,804,620
Suncor Energy, Inc. (Canada)	12,518	499,940
TotalEnergies S.E. (France)	22,921	1,546,396
Woodside Energy Group Ltd. (Australia)	8,573	155,470
		11,134,666
Publishing & Broadcasting – 0.0%(b)
Informa PLC (United Kingdom)	3,132	35,001
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	13,300	226,684
Mitsui Fudosan Co. Ltd. (Japan)	7,100	73,555
Sumitomo Realty & Development Co. Ltd. (Japan)	2,900	95,853
		396,092
Retail - Consumer Staples – 0.2%
Alibaba Health Information Technology Ltd. (China)(a)*	1,174,000	496,581
Seven & i Holdings Co. Ltd. (Japan)	12,300	147,289
Tesco PLC (United Kingdom)	20,021	85,379
		729,249
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	600	165,389
	Number of Shares	Value
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	1,000	$209,248
Specialty Finance – 3.9%
Capital One Financial Corp.	4,427	670,248
Experian PLC	1,652	77,941
Fiserv, Inc.*	24,151	3,950,379
Nexi SpA (Italy)(c)*	929,943	5,707,694
ORIX Corp. (Japan)	4,400	106,435
Visa, Inc., Class A(a)	7,307	1,941,251
		12,453,948
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	10,600	245,961
Technology Hardware – 1.8%
Casio Computer Co. Ltd. (Japan)	6,300	50,706
Cisco Systems, Inc.	79,232	3,838,790
Kyocera Corp. (Japan)	11,600	146,102
Murata Manufacturing Co. Ltd. (Japan)	12,200	271,425
Nidec Corp. (Japan)	3,200	140,770
Nintendo Co. Ltd. (Japan)	6,700	370,231
Panasonic Holdings Corp. (Japan)	18,200	149,080
Sony Group Corp. (Japan)	5,300	470,739
TDK Corp. (Japan)	3,200	223,240
		5,661,083
Telecommunications – 1.4%
BT Group PLC (United Kingdom)(a)	13,201	23,940
KDDI Corp. (Japan)	11,400	343,026
Nippon Telegraph & Telephone Corp. (Japan)	164,600	175,417
SES S.A. (France)	479,186	2,591,073
Softbank Corp. (Japan)	5,900	76,964
SoftBank Group Corp. (Japan)	4,700	287,228
T-Mobile U.S., Inc.	1,213	221,106
Verizon Communications, Inc.	13,310	539,321
Vodafone Group PLC (United Kingdom)	62,166	58,172
		4,316,247
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	6,270	222,466
Japan Tobacco, Inc. (Japan)	2,900	85,333
		307,799

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Transportation & Logistics – 0.1%
East Japan Railway Co. (Japan)	15,900	$302,949
Transportation Equipment – 0.3%
Knorr-Bremse A.G. (Germany)	11,654	937,166
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)	6,200	317,958
Mitsubishi Corp. (Japan)	11,800	243,694
		561,652
Wholesale - Discretionary – 0.0%(b)
Bunzl PLC (United Kingdom)	1,180	49,441
Total Common Stocks (Cost $145,336,591)		160,135,601

Investment Companies – 45.6%
iShares Global Consumer Staples ETF	176,434	10,914,207
iShares MSCI South Korea ETF(a)	101,098	6,728,072
Materials Select Sector SPDR® Fund ETF	50,763	4,677,303
Schwab Fundamental Emerging Markets Large Company Index ETF(a)	633,451	18,769,153
Schwab U.S. REIT ETF	305,950	6,544,271
Utilities Select Sector SPDR® Fund ETF	73,927	5,381,146
	Number of Shares	Value

VanEck Morningstar Wide Moat ETF	71,730	$6,547,514
Vanguard Consumer Staples ETF	37,094	7,691,812
Vanguard Health Care ETF	28,303	7,774,268
Vanguard Total Stock Market ETF(a)	254,199	69,287,022
Total Investment Companies (Cost $123,537,363)		144,314,768

Short-Term Investments – 7.9%
Money Market Funds – 7.9%
Northern Institutional Funds - Liquid Assets Portfolio, 5.42%(e)(f)	11,785,992	11,785,992

Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(e)	13,143,380	13,143,380
Total Short-Term Investments (Cost $24,929,372)		24,929,372
Total Investments – 104.2% (Cost $293,803,326)		329,379,741
Liabilities less Other Assets – (4.2)%		(13,249,399)
NET ASSETS – 100.0%		$316,130,342

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of July 31, 2024, the total value of securities on loan is $20,537,316.
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $7,305,185 or 2.31% of net assets.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	7-day current yield as of July 31, 2024 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2024, total cash collateral has a value of $11,785,992 and total non-cash collateral has a value of $8,916,804.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
SPDR	Standard & Poor's Depositary Receipt
Concentration by Currency (%)(a)
U.S. Dollar	70.8
British Pound	8.0
Euro	7.9
All other currencies less than 5%	13.3
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	72.4
United Kingdom	6.4
All other countries less than 5%(b)	21.2
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$81,077,701	$79,057,900	$—*	$160,135,601
Investment Companies	144,314,768	—	—	144,314,768
Short-Term Investments	24,929,372	—	—	24,929,372
Total Investments	$250,321,841	$79,057,900	$—	$329,379,741

*Includes securities determined to have no value as of July 31, 2024.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 101.7%
Asset-Backed Securities – 1.0%
Other – 1.0%
Affirm Asset Securitization Trust,
Series 2023-B, Class B, 7.44%, 9/15/28(b)	$300,000	$307,411
Series 2023-B, Class D, 8.78%, 9/15/28(b)	200,000	205,545
Series 2023-X1, Class A, 7.11%, 11/15/28(b)	157,976	158,453
Series 2023-X1, Class B, 7.77%, 11/15/28(b)	100,000	101,161
Series 2024-A, Class 1D, 6.89%, 2/15/29(b)	300,000	301,968
Series 2024-X1, Class B, 6.34%, 5/15/29(b)	275,000	276,830
Series 2024-X1, Class C, 6.57%, 5/15/29(b)	417,000	420,339

Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	31,725	30,026
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	18,697	18,534
Series 2021-3, Class B, 0.76%, 2/26/29(b)	91,866	90,074

NetCredit Combined Receivables LLC, Series 2024-A, Class B, 8.31%, 10/21/30(b)	250,000	251,897
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	20,016	19,881
		2,182,119
Total Asset-Backed Securities (Cost $2,165,489)		2,182,119

	Number of Shares
Common Stocks – 23.0%
Advertising & Marketing – 0.0%(c)
Omnicom Group, Inc.	141	13,824
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.*	25	7,500
Curtiss-Wright Corp.	22	6,483
General Dynamics Corp.	51	15,234
General Electric Co.	167	28,423
HEICO Corp.	36	8,688
Howmet Aerospace, Inc.	108	10,336
	Number of Shares	Value
Aerospace & Defense (Continued)
Huntington Ingalls Industries, Inc.	24	$6,720
Lockheed Martin Corp.	226	122,474
Northrop Grumman Corp.	87	42,136
TransDigm Group, Inc.	11	14,236
Woodward, Inc.	34	5,304
		267,534
Apparel & Textile Products – 0.0%(c)
Deckers Outdoor Corp.*	8	7,381
NIKE, Inc., Class B	207	15,496
		22,877
Automotive – 0.0%(c)
Gentex Corp.	169	5,249
Tesla, Inc.*	408	94,685
		99,934
Beverages – 0.1%
Boston Beer (The) Co., Inc., Class A*	17	4,764
Brown-Forman Corp., Class B	171	7,722
Coca-Cola (The) Co.	623	41,579
Constellation Brands, Inc., Class A	43	10,542
Keurig Dr. Pepper, Inc.	2,856	97,904
Monster Beverage Corp.*	225	11,576
PepsiCo, Inc.	711	122,768
		296,855
Biotechnology & Pharmaceuticals – 1.5%
AbbVie, Inc.	787	145,847
BioMarin Pharmaceutical, Inc.*	81	6,831
Eli Lilly & Co.	126	101,338
Exelixis, Inc.*	248	5,815
Gilead Sciences, Inc.	1,294	98,422
Incyte Corp.*	107	6,962
Johnson & Johnson	934	147,432
Merck & Co., Inc.	1,037	117,316
Morphic Holding, Inc.*	47,121	2,669,876
Neurocrine Biosciences, Inc.*	47	6,654
Regeneron Pharmaceuticals, Inc.*	19	20,505
United Therapeutics Corp.*	21	6,579
Vertex Pharmaceuticals, Inc.*	43	21,316
Zoetis, Inc.	85	15,303
		3,370,196

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Cable & Satellite – 0.0%(c)
Comcast Corp., Class A	712	$29,384
Chemicals – 0.1%
Air Products and Chemicals, Inc.	46	12,137
Avery Dennison Corp.	30	6,505
DuPont de Nemours, Inc.	113	9,458
Ecolab, Inc.	56	12,919
Linde PLC	72	32,652
LyondellBasell Industries N.V., Class A	686	68,229
PPG Industries, Inc.	68	8,635
RPM International, Inc.	59	7,166
Sherwin-Williams (The) Co.	48	16,838
		174,539
Commercial Support Services – 0.7%
Automatic Data Processing, Inc.	364	95,594
Cintas Corp.	19	14,515
Clean Harbors, Inc.*	27	6,446
FTI Consulting, Inc.*	24	5,231
GFL Environmental, Inc.	171	6,638
Paychex, Inc.	378	48,392
Republic Services, Inc.	65	12,631
Rollins, Inc.	153	7,330
Stericycle, Inc.*	24,490	1,433,890
Thomson Reuters Corp. (Canada)	85	13,763
Waste Connections, Inc.	59	10,488
Waste Management, Inc.	73	14,794
		1,669,712
Construction Materials – 0.0%(c)
Eagle Materials, Inc.	26	7,080
Martin Marietta Materials, Inc.	17	10,087
Simpson Manufacturing Co., Inc.	33	6,339
Trex Co., Inc.*	78	6,523
Vulcan Materials Co.	35	9,608
		39,637
Containers & Packaging – 0.0%(c)
Amcor PLC	3,125	32,906
AptarGroup, Inc.	40	5,879
Packaging Corp. of America	174	34,778
		73,563
Diversified Industrials – 0.0%(c)
Dover Corp.	43	7,923
	Number of Shares	Value
Diversified Industrials (Continued)
Honeywell International, Inc.	105	$21,499
Illinois Tool Works, Inc.	58	14,342
ITT, Inc.	47	6,649
Parker-Hannifin Corp.	26	14,590
		65,003
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.*	580	108,448
Electric Utilities – 1.1%
Alliant Energy Corp.	284	15,807
Ameren Corp.	246	19,500
American Electric Power Co., Inc.	121	11,873
Atlantica Sustainable Infrastructure PLC (Spain)	61,079	1,349,846
CenterPoint Energy, Inc.	1,158	32,135
CMS Energy Corp.	1,330	86,184
Consolidated Edison, Inc.	1,067	104,054
Constellation Energy Corp.	61	11,578
Dominion Energy, Inc.	90	4,811
DTE Energy Co.	169	20,370
Duke Energy Corp.	1,007	110,035
Evergy, Inc.	334	19,372
NextEra Energy, Inc.	311	23,757
OGE Energy Corp.	1,879	72,849
PG&E Corp.	536	9,782
Pinnacle West Capital Corp.	1,141	97,658
PNM Resources, Inc.	2,750	114,345
PPL Corp.	256	7,608
Public Service Enterprise Group, Inc.	125	9,971
Sempra	144	11,529
Southern (The) Co.	1,310	109,411
Vistra Corp.	93	7,367
WEC Energy Group, Inc.	1,109	95,441
Xcel Energy, Inc.	1,730	100,824
		2,446,107
Electrical Equipment – 0.1%
AAON, Inc.	64	5,666
Acuity Brands, Inc.	23	5,781
Allegion PLC	52	7,114
AMETEK, Inc.	58	10,062
Amphenol Corp., Class A	224	14,394
BWX Technologies, Inc.	61	6,069
Cognex Corp.	125	6,203
Eaton Corp. PLC	65	19,811
Fortive Corp.	109	7,832
Hubbell, Inc.	19	7,517

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electrical Equipment (Continued)
Keysight Technologies, Inc.*	58	$8,095
Lennox International, Inc.	13	7,585
nVent Electric PLC	81	5,883
Otis Worldwide Corp.	100	9,450
Rockwell Automation, Inc.	32	8,917
TE Connectivity Ltd.	72	11,112
Trane Technologies PLC	42	14,040
		155,531
Engineering & Construction – 0.0%(c)
EMCOR Group, Inc.	18	6,758
Quanta Services, Inc.	34	9,023
TopBuild Corp.*	16	7,656
		23,437
Entertainment Content – 1.0%
Endeavor Group Holdings, Inc., Class A(d)	59,554	1,632,971
Netflix, Inc.*	61	38,329
Paramount Global, Class B(d)	46,596	532,126
Walt Disney (The) Co.	272	25,484
		2,228,910
Food – 0.2%
BellRing Brands, Inc.*	96	4,923
Campbell Soup Co.	2,057	96,391
Conagra Brands, Inc.	1,021	30,957
Flowers Foods, Inc.	264	5,945
General Mills, Inc.	1,511	101,449
Hershey (The) Co.	52	10,269
Hormel Foods Corp.	227	7,289
Ingredion, Inc.	313	38,928
Kellanova	1,108	64,430
Kraft Heinz (The) Co.	2,926	103,024
McCormick & Co., Inc. (Non Voting)	101	7,778
Mondelez International, Inc., Class A	239	16,336
Post Holdings, Inc.*	53	5,796
		493,515
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	61	8,684
Atmos Energy Corp.	740	94,631
Essential Utilities, Inc.	161	6,545
		109,860
Health Care Facilities & Services – 2.5%
Amedisys, Inc.(d)*	35,851	3,515,191
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Cardinal Health, Inc.	900	$90,747
Catalent, Inc.(d)*	30,975	1,838,056
Chemed Corp.	11	6,272
CVS Health Corp.	1,214	73,241
Henry Schein, Inc.*	90	6,475
Labcorp Holdings, Inc.	33	7,109
Quest Diagnostics, Inc.	657	93,491
		5,630,582
Home Construction – 0.0%(c)
DR Horton, Inc.	75	13,495
Masco Corp.	98	7,629
NVR, Inc.*	1	8,607
PulteGroup, Inc.	69	9,108
		38,839
Household Products – 0.1%
Church & Dwight Co., Inc.	74	7,253
Clorox (The) Co.	49	6,464
Colgate-Palmolive Co.	152	15,077
elf Beauty, Inc.*	29	5,005
Kimberly-Clark Corp.	704	95,075
Procter & Gamble (The) Co.	855	137,450
		266,324
Industrial Intermediate Products – 0.0%(c)
Valmont Industries, Inc.	20	5,967
Industrial Support Services – 0.0%(c)
Applied Industrial Technologies, Inc.	28	6,109
Fastenal Co.	147	10,400
Ferguson PLC	49	10,910
MSC Industrial Direct Co., Inc., Class A	68	6,049
W.W. Grainger, Inc.	11	10,745
Watsco, Inc.	15	7,342
		51,555
Institutional Financial Services – 0.0%(c)
CME Group, Inc.	439	85,039
Insurance – 0.4%
Aflac, Inc.	967	92,232
Allstate (The) Corp.	258	44,149
American Financial Group, Inc.	3	393
Axis Capital Holdings Ltd.	418	31,664
Berkshire Hathaway, Inc., Class B*	279	122,341
Cincinnati Financial Corp.	225	29,390
Everest Group Ltd.	227	89,181

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Insurance (Continued)
Hartford Financial Services Group (The), Inc.	865	$95,946
Old Republic International Corp.	2,836	98,182
Travelers (The) Cos., Inc.	420	90,905
Unum Group	1,590	91,473
		785,856
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	610	104,640
Booking Holdings, Inc.	5	18,575
Meta Platforms, Inc., Class A	218	103,513
Reddit, Inc., Class A*	94	5,720
VeriSign, Inc.*	38	7,106
		239,554
IT Services – 0.6%
Accenture PLC, Class A (Ireland)	96	31,739
Amdocs Ltd.	1,111	97,179
Booz Allen Hamilton Holding Corp.	45	6,449
CACI International, Inc., Class A*	14	6,461
Cognizant Technology Solutions Corp., Class A	134	10,141
Gartner, Inc.*	20	10,024
Genpact Ltd.	169	5,859
International Business Machines Corp.	490	94,149
Leidos Holdings, Inc.	48	6,931
Perficient, Inc.*	13,594	1,025,124
		1,294,056
Leisure Facilities & Services – 0.1%
Chipotle Mexican Grill, Inc.*	250	13,580
Darden Restaurants, Inc.	543	79,435
Hilton Worldwide Holdings, Inc.	55	11,807
McDonald's Corp.	109	28,928
Restaurant Brands International, Inc. (Canada)	126	8,819
Starbucks Corp.	603	47,004
Texas Roadhouse, Inc.	34	5,937
Wendy's (The) Co.	4,309	72,951
Yum! Brands, Inc.	72	9,564
		278,025
Machinery – 0.0%(c)
Donaldson Co., Inc.	81	6,060
Graco, Inc.	78	6,634
	Number of Shares	Value
Machinery (Continued)
IDEX Corp.	33	$6,880
Ingersoll Rand, Inc.	102	10,241
Lincoln Electric Holdings, Inc.	32	6,573
Nordson Corp.	28	7,009
Pentair PLC	83	7,293
Snap-on, Inc.	25	7,176
Toro (The) Co.	65	6,222
Veralto Corp.	78	8,312
Xylem, Inc.	65	8,678
		81,078
Medical Equipment & Devices – 1.5%
Abbott Laboratories	1,113	117,911
Agilent Technologies, Inc.	73	10,322
Axonics, Inc.(d)*	43,987	3,012,230
Becton Dickinson & Co.	57	13,741
Bio-Techne Corp.	85	6,935
Boston Scientific Corp.*	251	18,544
Cooper (The) Cos., Inc.*	80	7,466
Danaher Corp.	113	31,310
Dexcom, Inc.*	93	6,307
Edwards Lifesciences Corp.*	128	8,070
Hologic, Inc.*	93	7,590
IDEXX Laboratories, Inc.*	20	9,522
Intuitive Surgical, Inc.*	57	25,343
Medtronic PLC	721	57,911
Mettler-Toledo International, Inc.*	6	9,126
Penumbra, Inc.*	31	5,180
ResMed, Inc.	43	9,170
STERIS PLC	35	8,357
Stryker Corp.	63	20,629
Thermo Fisher Scientific, Inc.	58	35,574
West Pharmaceutical Services, Inc.	24	7,348
Zimmer Biomet Holdings, Inc.	69	7,683
		3,436,269
Metals & Mining – 0.0%(c)
Franco-Nevada Corp. (Canada)	61	7,867
Royal Gold, Inc.	44	6,077
		13,944
Oil & Gas Supply Chain – 2.9%
Canadian Natural Resources Ltd. (Canada)	401	14,228
Cheniere Energy, Inc.	58	10,593
Chevron Corp.	818	131,264

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
DT Midstream, Inc.	848	$63,905
Enbridge, Inc. (Canada)	410	15,342
EOG Resources, Inc.	112	14,202
Exxon Mobil Corp.	1,367	162,113
Hess Corp.	25,041	3,841,790
Marathon Oil Corp.(d)	72,717	2,039,712
Murphy USA, Inc.	13	6,564
ONEOK, Inc.	419	34,915
Pembina Pipeline Corp. (Canada)	202	7,826
TC Energy Corp. (Canada)	256	10,857
Williams (The) Cos., Inc.	2,013	86,438
		6,439,749
Oil, Gas Services & Equipment – 1.0%
ChampionX Corp.(d)	64,612	2,213,607
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	113	6,056
News Corp., Class A	236	6,509
		12,565
Real Estate Investment Trusts – 0.0%(c)
Equinix, Inc.	19	15,015
Real Estate Owners & Developers – 0.9%
McGrath RentCorp	18,172	1,995,831
Real Estate Services – 0.0%(c)
CoStar Group, Inc.*	116	9,050
Retail - Consumer Staples – 0.8%
Albertsons Cos., Inc., Class A(d)	83,633	1,658,442
Casey's General Stores, Inc.	17	6,593
Costco Wholesale Corp.	62	50,964
Kroger (The) Co.	1,215	66,218
Sprouts Farmers Market, Inc.*	68	6,793
Walmart, Inc.	1,099	75,435
		1,864,445
Retail - Discretionary – 0.1%
Home Depot (The), Inc.	143	52,647
Lowe's Cos., Inc.	95	23,323
Lululemon Athletica, Inc.*	31	8,019
O'Reilly Automotive, Inc.*	12	13,516
TJX (The) Cos., Inc.	189	21,361
Tractor Suppy Co.	32	8,426
Ulta Beauty, Inc.*	18	6,568
		133,860
	Number of Shares	Value
Semiconductors – 0.2%
Analog Devices, Inc.	84	$19,436
Applied Materials, Inc.	127	26,950
Lam Research Corp.	21	19,346
Lattice Semiconductor Corp.*	96	5,088
Monolithic Power Systems, Inc.	12	10,357
NVIDIA Corp.	875	102,393
Onto Innovation, Inc.*	27	5,165
Rambus, Inc.*	94	4,835
Silicon Motion Technology Corp. ADR (Taiwan)	2,253	156,448
Teradyne, Inc.	51	6,689
Texas Instruments, Inc.	142	28,941
Universal Display Corp.	28	6,233
		391,881
Software – 2.5%
Adobe, Inc.*	66	36,409
ANSYS, Inc.*	5,035	1,579,127
Appfolio, Inc., Class A*	23	5,094
Cadence Design Systems, Inc.*	51	13,651
Envestnet, Inc.*	10,911	676,264
Guidewire Software, Inc.*	44	6,603
HashiCorp, Inc., Class A*	74,203	2,504,351
Intuit, Inc.	43	27,836
Manhattan Associates, Inc.*	26	6,640
Microsoft Corp.	250	104,587
Roper Technologies, Inc.	22	11,984
Squarespace, Inc., Class A*	14,330	633,243
Synopsys, Inc.*	28	15,633
Tyler Technologies, Inc.*	15	8,521
Veeva Systems, Inc., Class A*	46	8,829
Workday, Inc., Class A*	56	12,719
		5,651,491
Specialty Finance – 0.7%
Broadridge Financial Solutions, Inc. ADR	37	7,918
FactSet Research Systems, Inc.	16	6,609
Jack Henry & Associates, Inc.	37	6,345
Mastercard, Inc., Class A	129	59,819
Moody's Corp.	35	15,977
MSCI, Inc.	20	10,815

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance (Continued)
Network International Holdings PLC (United Arab Emirates)(b)*	251,696	$1,268,386
S&P Global, Inc.	51	24,721
Verisk Analytics, Inc.	35	9,161
Visa, Inc., Class A	277	73,591
		1,483,342
Steel – 1.0%
Reliance, Inc.	24	7,309
United States Steel Corp.(d)	52,084	2,140,132
		2,147,441
Technology Hardware – 2.3%
Apple, Inc.	527	117,036
Arista Networks, Inc.*	53	18,367
Cisco Systems, Inc.	2,449	118,654
Corning, Inc.	2,164	86,582
Garmin Ltd.	54	9,248
Infinera Corp.*	112,052	665,589
Juniper Networks, Inc.(d)	64,286	2,422,939
Motorola Solutions, Inc.	34	13,563
Teledyne Technologies, Inc.*	18	7,594
Vizio Holding Corp., Class A(d)*	167,186	1,835,702
		5,295,274
Telecommunications – 0.0%(c)
BCE, Inc. (Canada)	260	8,770
GCI Liberty Escrow, Inc., Class A(e)*	31,520	—
TELUS Corp. (Canada)	492	7,941
T-Mobile U.S., Inc.	179	32,628
Verizon Communications, Inc.	662	26,824
		76,163
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	322	15,781
Philip Morris International, Inc.	1,095	126,100
		141,881
Transportation & Logistics – 0.1%
Canadian National Railway Co. (Canada)	121	14,006
Canadian Pacific Kansas City Ltd. (Canada)	175	14,669
CSX Corp.	396	13,900
Expeditors International of Washington, Inc.	56	6,990
JB Hunt Transport Services, Inc.	43	7,445
	Number of Shares	Value
Transportation & Logistics (Continued)
Kirby Corp.*	46	$5,652
Landstar System, Inc.	29	5,517
Norfolk Southern Corp.	52	12,977
Old Dominion Freight Line, Inc.	55	11,560
Saia, Inc.*	14	5,850
Union Pacific Corp.	117	28,867
		127,433
Transportation Equipment – 0.0%(c)
Allison Transmission Holdings, Inc.	73	6,467
Westinghouse Air Brake Technologies Corp.	50	8,058
		14,525
Wholesale - Consumer Staples – 0.0%(c)
Sysco Corp.	127	9,735
US Foods Holding Corp.*	119	6,472
		16,207
Wholesale - Discretionary – 0.0%(c)
Copart, Inc.*	207	10,832
Total Common Stocks (Cost $51,747,533)		51,936,546

	Par(a)
Convertible Bonds – 30.9%
Advertising & Marketing – 0.1%
Cardlytics, Inc., 4.25%, 4/01/29(b)(d)	$353,000	284,518
Asset Management – 1.7%
RWT Holdings, Inc., 5.75%, 10/01/25(d)	2,386,000	2,338,071
WisdomTree, Inc., 5.75%, 8/15/28	1,056,000	1,481,779
		3,819,850
Automotive – 0.2%
Rivian Automotive, Inc., 4.63%, 3/15/29(d)	375,000	412,500
Biotechnology & Pharmaceuticals – 2.5%
Ascendis Pharma A/S, 2.25%, 4/01/28(d)	282,000	310,869
Bridgebio Pharma, Inc., 2.25%, 2/01/29(d)	1,218,000	989,625
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29	1,232,000	1,524,565

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(d)	$867,000	$850,801
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29	548,000	824,679
Pacira BioSciences, Inc., 2.13%, 5/15/29(b)(d)	300,000	248,790
Revance Therapeutics, Inc., 1.75%, 2/15/27(d)	1,356,000	905,808
		5,655,137
Cable & Satellite – 1.4%
Cable One, Inc., 1.13%, 3/15/28(d)	1,765,000	1,327,457
Liberty Broadband Corp., 3.13%, 3/31/53(b)	342,000	346,685
Liberty Media Corp., 3.75%, 3/15/28	1,497,000	1,586,820
		3,260,962
Commercial Support Services – 0.3%
Alarm.com Holdings, Inc., 2.25%, 6/01/29(b)(d)	215,000	223,416
CSG Systems International, Inc., 3.88%, 9/15/28(b)(d)	494,000	477,451
		700,867
E-Commerce Discretionary – 0.4%
Wayfair, Inc., 1.00%, 8/15/26(d)	1,029,000	936,904
Electric Utilities – 1.4%
CenterPoint Energy, Inc., 4.25%, 8/15/26(b)	844,000	837,248
Duke Energy Corp., 4.13%, 4/15/26	923,000	948,844
PG&E Corp., 4.25%, 12/01/27(b)(d)	1,260,000	1,299,690
		3,085,782
Electrical Equipment – 0.5%
Bloom Energy Corp., 3.00%, 6/01/29(b)(d)	292,000	277,108
Mesa Laboratories, Inc., 1.38%, 8/15/25(d)	622,000	588,146
OSI Systems, Inc., 2.25%, 8/01/29(b)	190,000	189,602
		1,054,856
Entertainment Content – 0.7%
Sphere Entertainment Co., 3.50%, 12/01/28(b)(d)	1,069,000	1,540,429
	Par(a)	Value
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	$507,000	$418,275
Home Construction – 0.1%
Meritage Homes Corp., 1.75%, 5/15/28(b)(d)	152,000	167,626
Household Products – 0.7%
Beauty Health (The) Co., 1.25%, 10/01/26(b)(d)	1,394,000	1,166,779
Spectrum Brands, Inc., 3.38%, 6/01/29(b)(d)	447,000	433,590
		1,600,369
Industrial Intermediate Products – 0.3%
Xometry, Inc., 1.00%, 2/01/27(d)	925,000	728,124
Institutional Financial Services – 0.1%
Coinbase Global, Inc., 0.25%, 4/01/30(b)(d)	219,000	216,044
Internet Media & Services – 2.2%
Airbnb, Inc., 0.00%, 3/15/26(d)(f)	456,000	417,903
Expedia Group, Inc., 0.00%, 2/15/26(f)	435,000	401,919
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	1,969,000	1,825,853
Snap, Inc., 0.00%, 5/01/27(d)(f)	1,560,000	1,308,996
TechTarget, Inc., 0.00%, 12/15/26(f)	357,000	344,972
Ziff Davis, Inc.,
1.75%, 11/01/26	417,000	376,608
3.63%, 3/01/28(b)	224,000	207,543
		4,883,794
IT Services – 0.5%
Perficient, Inc., 0.13%, 11/15/26	1,266,000	1,239,414
Leisure Facilities & Services – 2.5%
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	1,492,000	1,358,756
DraftKings Holdings, Inc., 0.00%, 3/15/28(d)(f)	489,000	411,916
Live Nation Entertainment, Inc., 3.13%, 1/15/29	1,084,000	1,227,955
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	890,000	814,795

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
		Par(a)	Value
Leisure Facilities & Services (Continued)
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25(d)		$442,000	$1,399,372
Shake Shack, Inc., 0.00%, 3/01/28(f)		474,000	408,529
			5,621,323
Leisure Products – 0.0%(c)
Peloton Interactive, Inc., 0.00%, 2/15/26(f)		126,000	113,085
Medical Equipment & Devices – 1.9%
CONMED Corp., 2.25%, 6/15/27(d)		948,000	850,072
Dexcom, Inc., 0.38%, 5/15/28		241,000	209,897
Enovis Corp., 3.88%, 10/15/28(b)(d)		861,000	929,450
Exact Sciences Corp., 0.38%, 3/15/27(d)		700,000	619,956
Haemonetics Corp.,
0.00%, 3/01/26(d)(f)		909,000	826,281
2.50%, 6/01/29(b)		221,000	226,304

Integer Holdings Corp., 2.13%, 2/15/28(d)		509,000	741,613
			4,403,573
Metals & Mining – 1.2%
Century Aluminum Co., 2.75%, 5/01/28(d)		641,000	658,627
Equinox Gold Corp., 4.75%, 10/15/28(b)(d)	CAD	582,000	671,366
First Majestic Silver Corp., 0.38%, 1/15/27(d)		847,000	712,073
MP Materials Corp., 0.25%, 4/01/26(b)(d)		333,000	298,668
SSR Mining, Inc., 2.50%, 4/01/39(d)		510,000	466,140
			2,806,874
Oil & Gas Supply Chain – 0.4%
Kosmos Energy Ltd., 3.13%, 3/15/30(b)(d)		834,000	870,279
Real Estate Investment Trusts – 1.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)		1,470,000	1,307,565
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)		1,274,000	1,173,354
			2,480,919
Real Estate Services – 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(d)		711,000	591,552
	Par(a)	Value
Renewable Energy – 0.1%
Enphase Energy, Inc., 0.00%, 3/01/28(f)	$232,000	$200,315
Software – 3.6%
Bentley Systems, Inc., 0.38%, 7/01/27(d)	684,000	613,913
Dayforce, Inc., 0.25%, 3/15/26(d)	1,038,000	958,074
DigitalOcean Holdings, Inc., 0.00%, 12/01/26(f)	1,180,000	1,003,826
Envestnet, Inc., 2.63%, 12/01/27(d)	874,000	917,700
Evolent Health, Inc., 3.50%, 12/01/29(b)(d)	927,000	919,121
Jamf Holding Corp., 0.13%, 9/01/26(d)	725,000	652,373
MicroStrategy, Inc., 0.00%, 2/15/27(d)(f)	550,000	727,588
Progress Software Corp., 3.50%, 3/01/30(b)(d)	580,000	616,163
Veradigm, Inc., 0.88%, 1/01/27	299,000	327,405
Verint Systems, Inc., 0.25%, 4/15/26(d)	1,298,000	1,215,183
Vertex, Inc., 0.75%, 5/01/29(b)(d)	76,000	97,419
		8,048,765
Specialty Finance – 4.4%
Affirm Holdings, Inc., 0.00%, 11/15/26(f)	1,249,000	1,056,029
Arbor Realty Trust, Inc., 7.50%, 8/01/25	615,000	590,400
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	521,000	474,110
Block, Inc., 0.25%, 11/01/27(d)	945,000	793,328
EZCORP, Inc., 3.75%, 12/15/29(b)(d)	398,000	456,108
PennyMac Corp., 5.50%, 3/15/26	1,366,000	1,312,068
PennyMac Mortgage Investment Trust, 8.50%, 6/01/29(b)	298,000	288,712
Repay Holdings Corp.,
0.00%, 2/01/26(b)(f)	164,000	148,584
2.88%, 7/15/29(b)	255,000	260,355

SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(f)	1,450,000	1,276,921

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)

Two Harbors Investment Corp., 6.25%, 1/15/26(d)	$1,849,000	$1,793,530
Upstart Holdings, Inc., 0.25%, 8/15/26	1,759,000	1,453,129
		9,903,274
Technology Hardware – 0.9%
3D Systems Corp., 0.00%, 11/15/26(f)	531,000	430,187
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)	638,000	586,282
Western Digital Corp., 3.00%, 11/15/28(b)(d)	674,000	982,253
		1,998,722
Transportation & Logistics – 0.7%
Air Transport Services Group, Inc., 3.88%, 8/15/29(b)(d)	1,244,000	1,104,317
CryoPort, Inc., 0.75%, 12/01/26(b)(d)	612,000	522,526
		1,626,843
Transportation Equipment – 0.5%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(d)	1,106,000	1,201,054
Total Convertible Bonds (Cost $68,291,078)		69,872,029

	Number of Shares
Convertible Preferred Stocks – 1.2%
Asset Management – 0.3%
AMG Capital Trust II, 5.15%(d)	5,633	308,407
Apollo Global Management, Inc., 6.75%	4,097	278,596
		587,003
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	545,235
Industrial Intermediate Products – 0.4%
Chart Industries, Inc., 6.75%	15,224	947,237
Technology Hardware – 0.3%
NCR Voyix Corp., (100% Cash), 5.50%(g)	556	624,733
Total Convertible Preferred Stocks (Cost $2,668,025)		2,704,208

	Par(a)	Value
Corporate Bonds – 18.4%
Advertising & Marketing – 0.0%(c)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$86,000	$78,844
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	5,000	4,262
		83,106
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.20%, 2/04/26	30,000	28,551
6.30%, 5/01/29(b)	35,000	36,204
5.15%, 5/01/30	55,000	54,164
6.53%, 5/01/34(b)	25,000	26,243
General Dynamics Corp.,
3.50%, 4/01/27	130,000	126,772
3.75%, 5/15/28	70,000	68,301

Hexcel Corp., 4.20%, 2/15/27	60,000	58,347
Lockheed Martin Corp.,
3.90%, 6/15/32	105,000	100,136
5.25%, 1/15/33	170,000	176,384
4.75%, 2/15/34	320,000	320,294
RTX Corp.,
5.75%, 1/15/29	15,000	15,665
6.00%, 3/15/31	30,000	31,920

Spirit AeroSystems, Inc., 9.75%, 11/15/30(b)	18,000	20,061
		1,063,042
Apparel & Textile Products – 0.1%
Tapestry, Inc.,
7.35%, 11/27/28	10,000	10,498
7.70%, 11/27/30	10,000	10,588
3.05%, 3/15/32	130,000	107,954
7.85%, 11/27/33	10,000	10,664

Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	80,000	68,205
		207,909
Asset Management – 0.5%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	103,866
5.15%, 5/15/33	85,000	86,302
Ares Capital Corp.,
2.15%, 7/15/26	48,000	44,923
7.00%, 1/15/27	90,000	92,883
2.88%, 6/15/27	60,000	55,849
2.88%, 6/15/28	40,000	36,096

Barings BDC, Inc., 3.30%, 11/23/26	35,000	32,775

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Asset Management (Continued)
Charles Schwab (The) Corp.,
1.15%, 5/13/26	$50,000	$46,761
5.88%, 8/24/26	75,000	76,406
(SOFR + 1.88%), 6.20%, 11/17/29(h)	40,000	41,931
(SOFR + 2.50%), 5.85%, 5/19/34(h)	13,000	13,484
(SOFR + 2.01%), 6.14%, 8/24/34(h)	40,000	42,362

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	21,000	20,121
FS KKR Capital Corp.,
2.63%, 1/15/27	105,000	96,552
3.25%, 7/15/27	10,000	9,269
3.13%, 10/12/28	20,000	17,680
7.88%, 1/15/29	20,000	21,046
Golub Capital BDC, Inc.,
2.50%, 8/24/26	10,000	9,335
6.00%, 7/15/29	70,000	69,887
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	10,000	9,968
5.25%, 5/15/27	59,000	56,586
9.75%, 1/15/29(b)	112,000	117,943
4.38%, 2/01/29	29,000	25,236
9.00%, 6/15/30(b)	40,000	40,520

Main Street Capital Corp., 6.95%, 3/01/29	55,000	56,890
		1,224,671
Automotive – 0.3%
American Honda Finance Corp., 4.90%, 3/13/29	65,000	65,882
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	230,000	241,145
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	18,000	18,303
General Motors Financial Co., Inc.,
2.35%, 2/26/27	170,000	159,668
5.80%, 1/07/29	60,000	61,707
5.60%, 6/18/31	50,000	50,590

Lear Corp., 3.80%, 9/15/27	60,000	58,027
		655,322
	Par(a)	Value
Banking – 2.4%
Bank of America Corp.,
(3M CME Term SOFR + 1.07%), 3.37%, 1/23/26(h)	$25,000	$24,748
(SOFR + 1.33%), 3.38%, 4/02/26(h)	495,000	488,376
(SOFR + 1.15%), 1.32%, 6/19/26(h)	210,000	202,787
(SOFR + 1.75%), 4.83%, 7/22/26(h)	105,000	104,476
(SOFR + 1.05%), 2.55%, 2/04/28(h)	25,000	23,622
(SOFR + 2.04%), 4.95%, 7/22/28(h)	85,000	85,232
(SOFR + 1.99%), 6.20%, 11/10/28(h)	125,000	130,151
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(h)	80,000	70,635
(SOFR + 1.22%), 2.65%, 3/11/32(h)	50,000	43,256
(SOFR + 1.21%), 2.57%, 10/20/32(h)	30,000	25,488
(SOFR + 1.91%), 5.29%, 4/25/34(h)	80,000	80,748
(SOFR + 1.65%), 5.47%, 1/23/35(h)	70,000	71,577
Citigroup, Inc.,
(SOFR + 0.77%), 1.46%, 6/09/27(h)	375,000	351,549
4.45%, 9/29/27	100,000	98,726
(SOFR + 1.36%), 5.17%, 2/13/30(h)	50,000	50,550
(SOFR + 1.94%), 3.79%, 3/17/33(h)	220,000	200,596
(SOFR + 2.06%), 5.83%, 2/13/35(h)	200,000	202,719

Citizens Financial Group, Inc., (SOFR + 1.91%), 5.72%, 7/23/32(h)	55,000	55,677
Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(h)	30,000	31,266
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(h)	300,000	293,869
(SOFR + 0.80%), 1.05%, 11/19/26(h)	180,000	170,704
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(h)	205,000	193,172
(SOFR + 0.77%), 1.47%, 9/22/27(h)	95,000	88,427
(SOFR + 1.99%), 4.85%, 7/25/28(h)	245,000	245,354

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(SOFR + 1.26%), 2.96%, 1/25/33(h)	$45,000	$39,229
(SOFR + 2.08%), 4.91%, 7/25/33(h)	75,000	74,297
(SOFR + 1.85%), 5.35%, 6/01/34(h)	190,000	193,467

M&T Bank Corp., (SOFR + 2.80%), 7.41%, 10/30/29(h)	270,000	290,213
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(h)	180,000	186,417
(SOFR + 1.84%), 5.58%, 6/12/29(h)	40,000	40,939
(SOFR + 1.90%), 5.68%, 1/22/35(h)	80,000	82,500
(SOFR + 1.60%), 5.40%, 7/23/35(h)	35,000	35,368

Popular, Inc., 7.25%, 3/13/28	44,000	45,898
Santander Holdings USA, Inc., (SOFR + 2.14%), 6.34%, 5/31/35(h)	95,000	97,338
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(h)	36,000	32,214
(SOFR + 1.92%), 5.71%, 1/24/35(h)	65,000	66,457

U.S. Bancorp, (SOFR + 1.66%), 4.55%, 7/22/28(h)	20,000	19,801
Wells Fargo & Co.,
(SOFR + 1.32%), 3.91%, 4/25/26(h)	104,000	102,874
(SOFR + 1.51%), 3.53%, 3/24/28(h)	161,000	155,379
(SOFR + 1.07%), 5.71%, 4/22/28(h)	165,000	168,221
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(h)	1,000	965
(SOFR + 1.98%), 4.81%, 7/25/28(h)	176,000	175,545
4.15%, 1/24/29	20,000	19,581
(SOFR + 1.74%), 5.57%, 7/25/29(h)	80,000	81,920
(SOFR + 1.79%), 6.30%, 10/23/29(h)	23,000	24,216
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(h)	1,000	906
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.99%), 5.56%, 7/25/34(h)	$90,000	$92,015
(SOFR + 1.78%), 5.50%, 1/23/35(h)	50,000	50,968
		5,410,433
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	92,628
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	64,218
		156,846
Biotechnology & Pharmaceuticals – 0.5%
AbbVie, Inc., 5.05%, 3/15/34	105,000	106,934
Amgen, Inc., 5.25%, 3/02/30	108,000	110,873
Bausch Health Americas, Inc., 9.25%, 4/01/26(b)	8,000	7,062
Bausch Health Cos., Inc.,
9.00%, 12/15/25(b)	2,000	1,780
6.13%, 2/01/27(b)	86,000	73,137
11.00%, 9/30/28(b)	84,000	78,582

Eli Lilly & Co., 4.70%, 2/27/33	8,000	8,036
Emergent BioSolutions, Inc., 3.88%, 8/15/28(b)	30,000	22,889
Merck & Co., Inc., 4.50%, 5/17/33	110,000	108,648
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31(b)	110,000	101,233
7.88%, 5/15/34(b)	50,000	51,925

Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	30,000	29,927
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	230,000	194,407
Zoetis, Inc.,
3.00%, 9/12/27	140,000	132,918
2.00%, 5/15/30	20,000	17,272
		1,045,623
Cable & Satellite – 0.4%
Cable One, Inc., 4.00%, 11/15/30(b)	88,000	67,660
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)	5,000	4,674
6.38%, 9/01/29(b)	40,000	38,947

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Cable & Satellite (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.38%, 3/01/31(b)	$115,000	$116,129
4.75%, 2/01/32(b)	135,000	115,452
4.50%, 6/01/33(b)	32,000	26,288
Comcast Corp.,
3.40%, 4/01/30	50,000	46,893
4.80%, 5/15/33	110,000	109,480

CSC Holdings LLC, 11.25%, 5/15/28(b)	35,000	31,643
Directv Financing LLC, 8.88%, 2/01/30(b)	48,000	48,067
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	155,000	149,257
GCI LLC, 4.75%, 10/15/28(b)	52,000	48,271
Sirius XM Radio, Inc.,
5.50%, 7/01/29(b)	134,000	128,089
4.13%, 7/01/30(b)	30,000	26,075
		956,925
Chemicals – 0.3%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	50,000	46,531
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	65,000	67,928
Chemours (The) Co., 5.38%, 5/15/27	61,000	58,600
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	75,000	72,450
Ecolab, Inc., 2.13%, 2/01/32	20,000	16,886
LSB Industries, Inc., 6.25%, 10/15/28(b)	71,000	69,052
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	28,974
PPG Industries, Inc., 1.20%, 3/15/26	165,000	155,363
Rain Carbon, Inc., 12.25%, 9/01/29(b)	45,000	48,639
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	78,000	72,664
Tronox, Inc., 4.63%, 3/15/29(b)	89,000	81,063
		718,150
Commercial Support Services – 0.4%
ADT Security (The) Corp., 4.88%, 7/15/32(b)	42,000	39,048
APX Group, Inc., 5.75%, 7/15/29(b)	58,000	56,427
	Par(a)	Value
Commercial Support Services (Continued)
Cintas Corp. No. 2, 4.00%, 5/01/32	$60,000	$57,498
CoreCivic, Inc., 8.25%, 4/15/29	35,000	36,836
Deluxe Corp., 8.00%, 6/01/29(b)	67,000	63,217
GEO Group (The), Inc.,
8.63%, 4/15/29	62,000	64,555
10.25%, 4/15/31	70,000	75,037

Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(b)	21,000	20,931
Republic Services, Inc., 5.20%, 11/15/34	165,000	168,450
VT Topco, Inc., 8.50%, 8/15/30(b)	15,000	15,874
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,513
3.20%, 6/01/32	55,000	49,202

Waste Management, Inc., 4.95%, 7/03/31	125,000	127,002
ZipRecruiter, Inc., 5.00%, 1/15/30(b)	59,000	51,620
		830,210
Construction Materials – 0.1%
Eagle Materials, Inc., 2.50%, 7/01/31	88,000	75,726
Eco Material Technologies, Inc., 7.88%, 1/31/27(b)	20,000	20,350
Owens Corning, 5.70%, 6/15/34	60,000	62,041
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	50,000	53,883
		212,000
Consumer Services – 0.1%
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	31,000	30,126
PROG Holdings, Inc., 6.00%, 11/15/29(b)	64,000	61,566
Upbound Group, Inc., 6.38%, 2/15/29(b)	42,000	41,089
		132,781
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	115,000	97,676
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	76,000	74,078

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Containers & Packaging (Continued)
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(b)	$21,000	$21,028
Packaging Corp. of America, 5.70%, 12/01/33	165,000	171,901
		364,683
Diversified Industrials – 0.0%(c)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	78,410
Electric Utilities – 0.9%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	48,307
AES (The) Corp., 5.45%, 6/01/28	30,000	30,288
Appalachian Power Co., 4.50%, 8/01/32	50,000	47,386
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,256
Black Hills Corp., 3.15%, 1/15/27	20,000	19,185
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	29,039
CenterPoint Energy, Inc., 5.25%, 8/10/26	22,000	22,113
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	51,340
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	51,574
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	46,087
DTE Electric Co., 5.20%, 4/01/33	50,000	51,060
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	20,215
Duke Energy Corp.,
2.65%, 9/01/26	100,000	95,686
3.40%, 6/15/29	50,000	47,098
5.75%, 9/15/33	26,000	27,056
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,182
5.25%, 3/15/33	10,000	10,251

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	74,634
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,549
Eversource Energy, 5.13%, 5/15/33	50,000	49,307
	Par(a)	Value
Electric Utilities (Continued)

Exelon Corp., 5.15%, 3/15/28	$40,000	$40,496
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	25,646
4.80%, 5/15/33	15,000	14,975
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,059
4.70%, 5/15/32	20,000	19,799

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,531
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,568
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	79,296
2.40%, 3/15/30	50,000	44,297
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/01/25	30,000	30,208
5.25%, 3/15/34	50,000	50,416

NRG Energy, Inc., 7.00%, 3/15/33(b)	110,000	117,954
Ohio Power Co., 5.65%, 6/01/34	5,000	5,141
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	24,716
5.65%, 11/15/33	10,000	10,513
Pacific Gas and Electric Co.,
2.50%, 2/01/31	80,000	67,775
6.40%, 6/15/33	29,000	30,686

PacifiCorp, 5.30%, 2/15/31	10,000	10,159
PECO Energy Co., 4.90%, 6/15/33	40,000	40,133
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,389
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,066
4.85%, 2/15/34	25,000	24,948
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	23,708
5.35%, 5/15/34	30,000	30,612
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,865
5.20%, 8/01/33	20,000	20,503

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,320

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)

San Diego Gas & Electric Co., 4.95%, 8/15/28	$45,000	$45,557
Sempra, 5.50%, 8/01/33	10,000	10,234
Southern (The) Co., 5.20%, 6/15/33	50,000	50,275
Southern California Edison Co.,
5.45%, 6/01/31	50,000	51,626
5.95%, 11/01/32	21,000	22,231
2.95%, 2/01/51	6,000	3,881
5.88%, 12/01/53	10,000	10,266

Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	9,976
Union Electric Co., 2.95%, 3/15/30	70,000	64,200
Virginia Electric and Power Co., 2.30%, 11/15/31	45,000	37,992
Vistra Operations Co. LLC, 7.75%, 10/15/31(b)	50,000	52,838
WEC Energy Group, Inc., 5.60%, 9/12/26	15,000	15,211
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,005
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,096
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,635
		1,968,415
Engineering & Construction – 0.0%(c)
Brand Industrial Services, Inc., 10.38%, 8/01/30(b)	15,000	16,472
Quanta Services, Inc., 2.35%, 1/15/32	30,000	25,037
Tutor Perini Corp., 11.88%, 4/30/29(b)	40,000	43,794
		85,303
Entertainment Content – 0.1%
Lions Gate Capital Holdings 1, Inc., 5.50%, 4/15/29(b)	57,000	51,015
Paramount Global, 4.20%, 5/19/32	65,000	55,432
TEGNA, Inc.,
4.63%, 3/15/28	53,000	48,624
5.00%, 9/15/29	200,000	182,508
		337,579
	Par(a)	Value
Food – 0.1%
BellRing Brands, Inc., 7.00%, 3/15/30(b)	$37,000	$38,129
Hershey (The) Co., 4.50%, 5/04/33	52,000	51,734
Mondelez International, Inc., 2.63%, 3/17/27	40,000	37,994
		127,857
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	29,335
5.15%, 3/01/34	5,000	5,080
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.88%, 8/20/26	29,000	28,566
5.75%, 5/20/27	50,000	48,383
9.38%, 6/01/28(b)	71,000	74,326

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,670
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,298
NiSource, Inc., 0.95%, 8/15/25	100,000	95,810
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,298
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	10,000	10,211
Southern California Gas Co., 5.20%, 6/01/33	30,000	30,396
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,473
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,176
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	10,000	9,077
		425,099
Health Care Facilities & Services – 0.4%
Cencora, Inc., 2.70%, 3/15/31	90,000	78,753
DaVita, Inc., 4.63%, 6/01/30(b)	64,000	58,608
Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	63,000	63,903
HCA, Inc.,
3.50%, 9/01/30	50,000	46,129
3.63%, 3/15/32	91,000	81,928
5.60%, 4/01/34	235,000	238,891

IQVIA, Inc., 6.25%, 2/01/29	25,000	26,121

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)

McKesson Corp., 0.90%, 12/03/25	$75,000	$71,140
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	108,762
4.50%, 4/15/33	21,000	20,473
Universal Health Services, Inc.,
2.65%, 10/15/30	112,000	98,157
2.65%, 1/15/32	98,000	82,853
		975,718
Home & Office Products – 0.0%(c)
Steelcase, Inc., 5.13%, 1/18/29	6,000	5,789
Home Construction – 0.2%
Interface, Inc., 5.50%, 12/01/28(b)	18,000	17,373
Lennar Corp., 5.00%, 6/15/27	35,000	35,154
LGI Homes, Inc., 8.75%, 12/15/28(b)	37,000	39,311
Masco Corp., 3.50%, 11/15/27	45,000	43,043
NVR, Inc., 3.00%, 5/15/30	135,000	122,653
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	58,742
3.80%, 11/01/29	50,000	47,212
		363,488
Industrial Support Services – 0.0%(c)
NESCO Holdings II, Inc., 5.50%, 4/15/29(b)	47,000	43,745
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(h)	50,000	49,741
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	143,000	125,885
3.63%, 10/01/31(b)	79,000	65,679
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 1.46%), 3.27%, 9/29/25(h)	25,000	24,900
(SOFR + 0.61%), 0.86%, 2/12/26(h)	90,000	87,807
3.50%, 11/16/26	50,000	48,581
(SOFR + 0.79%), 1.09%, 12/09/26(h)	450,000	425,206
(SOFR + 0.80%), 1.43%, 3/09/27(h)	110,000	103,730
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(h)	50,000	48,091
	Par(a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
3.80%, 3/15/30	$50,000	$47,656
(SOFR + 1.28%), 2.62%, 4/22/32(h)	10,000	8,591
(SOFR + 1.25%), 2.38%, 7/21/32(h)	75,000	63,066
(SOFR + 1.55%), 5.85%, 4/25/35(h)	125,000	130,620
(SOFR + 1.55%), 5.33%, 7/23/35(h)	80,000	80,594

Intercontinental Exchange, Inc., 1.85%, 9/15/32	20,000	15,988
Jefferies Financial Group, Inc., 5.88%, 7/21/28	25,000	25,693
LPL Holdings, Inc.,
5.70%, 5/20/27	130,000	131,377
6.00%, 5/20/34	30,000	30,239
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(h)	20,000	19,530
(SOFR + 1.67%), 4.68%, 7/17/26(h)	164,000	163,007
3.95%, 4/23/27	12,000	11,704
(SOFR + 0.88%), 1.59%, 5/04/27(h)	35,000	32,971
(SOFR + 0.86%), 1.51%, 7/20/27(h)	5,000	4,676
(3M CME Term SOFR + 1.40%), 3.77%, 1/24/29(h)	1,000	966
(SOFR + 1.59%), 5.16%, 4/20/29(h)	1,000	1,010
(SOFR + 1.63%), 5.45%, 7/20/29(h)	16,000	16,337
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(h)	53,000	52,091
(SOFR + 3.12%), 3.62%, 4/01/31(h)	146,000	136,847
(SOFR + 1.03%), 1.79%, 2/13/32(h)	290,000	237,471
(SOFR + 1.18%), 2.24%, 7/21/32(h)	40,000	33,385
(SOFR + 1.87%), 5.25%, 4/21/34(h)	160,000	160,744

StoneX Group, Inc., 7.88%, 3/01/31(b)	54,000	56,214
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	70,000	72,100
		2,512,497

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance – 0.7%
Aflac, Inc., 1.13%, 3/15/26	$30,000	$28,318
Allstate (The) Corp., 5.05%, 6/24/29	65,000	65,886
Aon Corp., 2.80%, 5/15/30	20,000	17,990
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	16,654
5.50%, 3/02/33	30,000	30,748
6.50%, 2/15/34	125,000	135,646

Assurant, Inc., 4.90%, 3/27/28	65,000	64,485
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,645
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	88,286
4.20%, 3/17/32	100,000	93,044
5.65%, 6/11/34	40,000	40,497

Enstar Group Ltd., 3.10%, 9/01/31	197,000	162,424
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	410,000	349,028
5.75%, 11/01/32	100,000	106,517
5.40%, 9/15/33	46,000	47,893

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,372
Progressive (The) Corp., 3.20%, 3/26/30	32,000	29,742
Reinsurance Group of America, Inc., 5.75%, 9/15/34	70,000	71,603
Unum Group, 4.00%, 6/15/29	135,000	129,839
		1,557,617
Internet Media & Services – 0.4%
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	54,000	49,762
Meta Platforms, Inc.,
3.50%, 8/15/27	130,000	126,631
4.60%, 5/15/28	50,000	50,473
4.80%, 5/15/30	40,000	40,740
3.85%, 8/15/32	235,000	222,917
4.95%, 5/15/33	163,000	166,372
VeriSign, Inc.,
4.75%, 7/15/27	100,000	99,210
2.70%, 6/15/31	150,000	128,498
		884,603
	Par(a)	Value
IT Services – 0.2%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(b)	$58,000	$54,968
International Business Machines Corp.,
2.20%, 2/09/27	100,000	94,301
4.15%, 7/27/27	285,000	281,783
		431,052
Leisure Facilities & Services – 0.8%
Brinker International, Inc., 8.25%, 7/15/30(b)	32,000	33,727
Cinemark USA, Inc., 7.00%, 8/01/32(b)	10,000	10,177
Darden Restaurants, Inc., 6.30%, 10/10/33	30,000	31,704
Everi Holdings, Inc., 5.00%, 7/15/29(b)	640,000	633,957
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	90,000	84,651
4.88%, 7/01/31(b)	88,000	79,234

Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	30,516
Las Vegas Sands Corp.,
6.00%, 8/15/29	35,000	35,651
6.20%, 8/15/34	25,000	25,288
Marriott International, Inc.,
5.00%, 10/15/27	35,000	35,308
5.55%, 10/15/28	30,000	30,924
2.85%, 4/15/31	100,000	87,651
5.30%, 5/15/34	35,000	35,278

McDonald's Corp., 4.60%, 9/09/32	284,000	280,989
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	83,000	82,629
7.75%, 2/15/29(b)	48,000	50,519
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29(b)	25,000	22,698
8.45%, 7/27/30(b)	65,000	69,277

Sabre GLBL, Inc., 11.25%, 12/15/27(b)	91,000	90,118
		1,750,296
Machinery – 0.2%
Eaton Corp., 4.15%, 3/15/33	20,000	19,175

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Machinery (Continued)
IDEX Corp., 2.63%, 6/15/31	$140,000	$121,069
Ingersoll Rand, Inc.,
5.40%, 8/14/28	90,000	92,236
5.70%, 8/14/33	60,000	62,904

Oshkosh Corp., 3.10%, 3/01/30	103,000	93,591
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	58,950
Titan International, Inc., 7.00%, 4/30/28	51,000	49,531
		497,456
Medical Equipment & Devices – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	25,612
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	114,000	117,126
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	68,590
Embecta Corp., 5.00%, 2/15/30(b)	18,000	15,418
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	30,000	30,700
		257,446
Metals & Mining – 0.1%
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	33,864
Hecla Mining Co., 7.25%, 2/15/28	41,000	41,341
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	54,000	49,386
		124,591
Oil & Gas Supply Chain – 2.5%
California Resources Corp., 8.25%, 6/15/29(b)	45,000	46,082
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 7/15/28(b)	32,000	29,348
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,203
Cheniere Energy, Inc., 4.63%, 10/15/28	110,000	107,869
Chevron USA, Inc., 3.25%, 10/15/29	20,000	18,938
Civitas Resources, Inc.,
5.00%, 10/15/26(b)	22,000	21,517
8.38%, 7/01/28(b)	97,000	101,841
8.75%, 7/01/31(b)	89,000	95,709
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	$6,000	$5,498
CNX Resources Corp.,
6.00%, 1/15/29(b)	40,000	39,594
7.38%, 1/15/31(b)	44,000	45,426
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	89,000	86,230
6.75%, 3/01/29(b)	61,000	58,941

ConocoPhillips Co., 5.05%, 9/15/33	20,000	20,269
Crescent Energy Finance LLC, 9.25%, 2/15/28(b)	30,000	31,670
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/25(b)	1,033,000	1,031,680
CVR Energy, Inc., 8.50%, 1/15/29(b)	79,000	80,345
DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,363
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/01/28(b)	22,000	21,920
8.63%, 3/15/29(b)	94,000	97,656

Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	106,288
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(b)	257,000	259,406
Energy Transfer L.P.,
5.25%, 7/01/29	30,000	30,326
5.75%, 2/15/33	10,000	10,246
6.55%, 12/01/33	65,000	70,185

EQT Corp., 3.90%, 10/01/27	45,000	43,554
FTAI Infra Escrow Holdings LLC, 10.50%, 6/01/27(b)	15,000	16,095
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 1/15/29	47,000	48,898
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	100,000	99,608
8.25%, 1/15/32(b)	43,000	44,172

Hess Corp., 4.30%, 4/01/27	50,000	49,382
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/33(b)	20,000	21,634
Kinder Morgan, Inc., 1.75%, 11/15/26	60,000	56,067

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Marathon Oil Corp., 5.70%, 4/01/34	$70,000	$72,901
MPLX L.P.,
4.13%, 3/01/27	180,000	176,802
4.25%, 12/01/27	90,000	88,253
2.65%, 8/15/30	50,000	44,148
5.00%, 3/01/33	210,000	205,465
New Fortress Energy, Inc.,
6.75%, 9/15/25(b)	75,000	73,733
6.50%, 9/30/26(b)	108,000	100,423
8.75%, 3/15/29(b)	54,000	48,965
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29(b)	36,000	36,484
8.38%, 2/15/32(b)	96,000	98,098
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	66,000	67,345
8.75%, 6/15/31(b)	42,000	44,266

Occidental Petroleum Corp., 5.38%, 1/01/32	30,000	30,292
ONEOK, Inc.,
2.20%, 9/15/25	80,000	77,573
5.85%, 1/15/26	77,000	77,789
4.00%, 7/13/27	255,000	249,917
6.05%, 9/01/33	110,000	115,714

Ovintiv, Inc., 5.38%, 1/01/26	10,000	10,011
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	43,000	42,180
7.88%, 9/15/30(b)	46,000	47,642
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	42,000	39,199
5.70%, 9/15/34	20,000	20,307
SM Energy Co.,
6.75%, 8/01/29(b)	90,000	90,597
7.00%, 8/01/32(b)	45,000	45,488

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 2/15/29(b)	20,000	20,262
Talos Production, Inc.,
9.00%, 2/01/29(b)	73,000	76,918
9.38%, 2/01/31(b)	68,000	72,070
Targa Resources Corp.,
5.20%, 7/01/27	160,000	161,637
6.15%, 3/01/29	130,000	136,280
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	$17,000	$17,171
5.00%, 1/15/28	46,000	45,563
5.50%, 3/01/30	25,000	25,051
4.88%, 2/01/31	20,000	19,384

Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	105,000	108,472
Venture Global LNG, Inc.,
8.13%, 6/01/28(b)	60,000	62,486
9.50%, 2/01/29(b)	47,000	52,287
8.38%, 6/01/31(b)	35,000	36,780
9.88%, 2/01/32(b)	47,000	52,174

W&T Offshore, Inc., 11.75%, 2/01/26(b)	18,000	18,485
		5,650,572
Oil, Gas Services & Equipment – 0.2%
Bristow Group, Inc., 6.88%, 3/01/28(b)	23,000	22,792
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	51,000	54,292
Helix Energy Solutions Group, Inc., 9.75%, 3/01/29(b)	19,000	20,302
Nabors Industries, Inc., 8.88%, 8/15/31(b)	20,000	20,404
Noble Finance II LLC, 8.00%, 4/15/30(b)	45,000	47,258
Transocean, Inc.,
8.00%, 2/01/27(b)	9,000	9,015
8.75%, 2/15/30(b)	36,000	37,815
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 9/01/27	34,000	34,194
7.13%, 3/15/29(b)	31,000	31,548

Valaris Ltd., 8.38%, 4/30/30(b)	91,000	95,283
Weatherford International Ltd., 8.63%, 4/30/30(b)	99,000	103,051
		475,954
Publishing & Broadcasting – 0.1%
Belo Corp., 7.25%, 9/15/27	14,000	14,148
Gannett Holdings LLC, 6.00%, 11/01/26(b)	40,000	38,854
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	119,000	115,414
4.75%, 11/01/28(b)	88,000	80,966

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Publishing & Broadcasting (Continued)

Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	$42,000	$29,193
Townsquare Media, Inc., 6.88%, 2/01/26(b)	43,000	42,359
		320,934
Real Estate Investment Trusts – 0.3%
American Tower Corp., 5.80%, 11/15/28	55,000	57,058
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	70,000	69,226
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	77,166
3.80%, 2/15/28	17,000	16,375
5.60%, 6/01/29	10,000	10,278

Equinix, Inc., 1.45%, 5/15/26	70,000	65,754
Iron Mountain, Inc., 5.63%, 7/15/32(b)	38,000	36,645
Prologis L.P.,
4.88%, 6/15/28	20,000	20,198
4.75%, 6/15/33	40,000	39,516

Realty Income Corp., 4.75%, 2/15/29	90,000	89,980
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	54,000	48,187
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	64,021
1.38%, 1/15/27	10,000	9,228
5.50%, 3/08/33	40,000	41,240

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	46,368
		691,240
Real Estate Owners & Developers – 0.0%(c)
Five Point Operating Co. L.P./Five Point Capital Corp., (Step to 11.00% on 11/15/24), 10.50%, 1/15/28(b)(i)	24,000	24,664
Howard Hughes (The) Corp.,
5.38%, 8/01/28(b)	46,000	44,608
4.13%, 2/01/29(b)	6,000	5,505
4.38%, 2/01/31(b)	26,000	23,239
		98,016
	Par(a)	Value
Real Estate Services – 0.0%(c)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	$64,000	$64,127
Newmark Group, Inc., 7.50%, 1/12/29	6,000	6,299
		70,426
Retail - Consumer Staples – 0.0%(c)
Walgreens Boots Alliance, Inc., 3.45%, 6/01/26	20,000	19,057
Retail - Discretionary – 0.3%
AutoZone, Inc.,
5.05%, 7/15/26	120,000	120,637
4.50%, 2/01/28	40,000	39,682
5.40%, 7/15/34	20,000	20,235
Carvana Co.,
12.00%, 12/01/28(b)(g)	59,061	63,802
13.00%, 6/01/30(b)(g)	56,000	61,765

Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 4/26/28(b)	11,000	11,603
Foot Locker, Inc., 4.00%, 10/01/29(b)	47,000	40,229
Gap (The), Inc., 3.63%, 10/01/29(b)	19,000	16,608
Kohl's Corp., 4.63%, 5/01/31	66,000	53,575
Lowe's Cos., Inc.,
3.35%, 4/01/27	25,000	24,166
3.10%, 5/03/27	45,000	43,154
2.63%, 4/01/31	10,000	8,733
Macy's Retail Holdings LLC,
5.88%, 4/01/29(b)	27,000	26,371
5.88%, 3/15/30(b)	37,000	35,514
6.13%, 3/15/32(b)	70,000	66,806

Victoria's Secret & Co., 4.63%, 7/15/29(b)	36,000	29,864
		662,744
Semiconductors – 0.4%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	35,937
2.10%, 10/01/31	30,000	25,406

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	220,000	215,666
Broadcom, Inc.,
3.46%, 9/15/26	70,000	68,158
4.00%, 4/15/29(b)	5,000	4,842
4.15%, 4/15/32(b)	40,000	37,738
2.60%, 2/15/33(b)	50,000	41,402

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Semiconductors (Continued)

Intel Corp., 3.75%, 3/25/27	$50,000	$48,933
Marvell Technology, Inc., 5.95%, 9/15/33	40,000	42,027
Micron Technology, Inc., 5.30%, 1/15/31	80,000	81,420
Texas Instruments, Inc.,
4.60%, 2/08/29	160,000	161,762
1.90%, 9/15/31	54,000	45,912
4.90%, 3/14/33	25,000	25,582
4.85%, 2/08/34	60,000	60,888
		895,673
Software – 0.4%
Cloud Software Group, Inc.,
6.50%, 3/31/29(b)	48,000	46,788
9.00%, 9/30/29(b)	47,000	46,737

Fortinet, Inc., 2.20%, 3/15/31	10,000	8,417
Intuit, Inc., 5.20%, 9/15/33	100,000	102,882
MicroStrategy, Inc., 6.13%, 6/15/28(b)	65,000	64,285
Oracle Corp.,
1.65%, 3/25/26	180,000	170,777
4.65%, 5/06/30	25,000	24,948
2.88%, 3/25/31	220,000	194,657
4.90%, 2/06/33	100,000	99,269

Rackspace Finance LLC, 3.50%, 5/15/28(b)	21,931	9,498
RingCentral, Inc., 8.50%, 8/15/30(b)	17,000	17,861
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	42,986
		829,105
Specialty Finance – 1.3%
Ally Financial, Inc., (SOFR + 2.82%), 6.85%, 1/03/30(h)	70,000	73,178
American Express Co.,
3.95%, 8/01/25	70,000	69,181
4.05%, 5/03/29	43,000	42,282
(SOFR + 1.84%), 5.04%, 5/01/34(h)	180,000	179,815

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	58,000	49,487
Bread Financial Holdings, Inc., 9.75%, 3/15/29(b)	97,000	104,001
Broadridge Financial Solutions, Inc., 2.60%, 5/01/31	10,000	8,606
	Par(a)	Value
Specialty Finance (Continued)
Burford Capital Global Finance LLC,
6.25%, 4/15/28(b)	$22,000	$21,510
6.88%, 4/15/30(b)	32,000	31,564
9.25%, 7/01/31(b)	56,000	59,672
Capital One Financial Corp.,
(SOFR + 2.64%), 6.31%, 6/08/29(h)	160,000	165,945
(SOFR + 2.60%), 5.25%, 7/26/30(h)	7,000	6,996
(SOFR + 1.56%), 5.46%, 7/26/30(h)	80,000	80,739
(SOFR + 2.26%), 6.05%, 2/01/35(h)	120,000	123,333

CPI CG, Inc., 10.00%, 7/15/29(b)	35,000	36,487
Credit Acceptance Corp., 9.25%, 12/15/28(b)	67,000	71,499
Encore Capital Group, Inc., 9.25%, 4/01/29(b)	49,000	51,631
Enova International, Inc.,
11.25%, 12/15/28(b)	48,000	51,744
9.13%, 8/01/29(b)(j)	25,000	25,248
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	142,637
3.45%, 3/01/32	72,000	64,074
FirstCash, Inc.,
5.63%, 1/01/30(b)	27,000	26,225
6.88%, 3/01/32(b)	45,000	45,511
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,723
5.60%, 3/02/33	150,000	155,235
5.45%, 3/15/34	30,000	30,678
Fortress Transportation and Infrastructure Investors LLC,
7.88%, 12/01/30(b)	20,000	21,200
7.00%, 6/15/32(b)	30,000	30,940
Freedom Mortgage Corp.,
12.00%, 10/01/28(b)	10,000	10,759
12.25%, 10/01/30(b)	20,000	21,921

Freedom Mortgage Holdings LLC, 9.25%, 2/01/29(b)	5,000	5,036
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(b)	10,000	10,235
LD Holdings Group LLC, 8.75%, 11/01/27(b)	31,000	28,198
Mastercard, Inc.,
3.30%, 3/26/27	78,000	75,851

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
Mastercard, Inc.,
1.90%, 3/15/31	$22,000	$18,811

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,911
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/01/26(b)	108,000	106,199
6.50%, 8/01/29(b)	35,000	34,948
5.13%, 12/15/30(b)	80,000	74,502
7.13%, 2/01/32(b)	15,000	15,311
OneMain Finance Corp.,
9.00%, 1/15/29	45,000	47,713
7.88%, 3/15/30	21,000	21,896
7.50%, 5/15/31	20,000	20,565
PennyMac Financial Services, Inc.,
7.88%, 12/15/29(b)	23,000	24,076
7.13%, 11/15/30(b)	15,000	15,115
5.75%, 9/15/31(b)	55,000	52,543
Rithm Capital Corp.,
6.25%, 10/15/25(b)	10,000	9,993
8.00%, 4/01/29(b)	97,000	96,155
S&P Global, Inc.,
2.45%, 3/01/27	150,000	142,230
1.25%, 8/15/30	110,000	91,332
2.90%, 3/01/32	90,000	79,510

Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	28,000	28,796
United Wholesale Mortgage LLC,
5.75%, 6/15/27(b)	42,000	41,371
5.50%, 4/15/29(b)	66,000	63,635
		2,943,753
Steel – 0.1%
Cleveland-Cliffs, Inc.,
6.75%, 4/15/30(b)	40,000	40,272
7.00%, 3/15/32(b)	45,000	45,163

Nucor Corp., 3.13%, 4/01/32	50,000	44,431
Reliance, Inc.,
1.30%, 8/15/25	40,000	38,358
2.15%, 8/15/30	40,000	34,323
		202,547
Technology Hardware – 0.4%
Apple, Inc., 3.35%, 8/08/32	25,000	23,192
CDW LLC/CDW Finance Corp.,
2.67%, 12/01/26	9,000	8,510
3.57%, 12/01/31	230,000	204,586
	Par(a)	Value
Technology Hardware (Continued)

Cisco Systems, Inc., 5.05%, 2/26/34	$45,000	$46,023
Dell International LLC/EMC Corp., 5.40%, 4/15/34	50,000	50,510
EquipmentShare.com, Inc., 9.00%, 5/15/28(b)	15,000	15,440
Jabil, Inc.,
1.70%, 4/15/26	65,000	61,374
4.25%, 5/15/27	70,000	68,740
5.45%, 2/01/29	30,000	30,493
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	178,474
2.75%, 5/24/31	40,000	34,857
5.60%, 6/01/32	50,000	51,502
5.40%, 4/15/34	70,000	71,246

NCR Atleos Corp., 9.50%, 4/01/29(b)	47,000	51,344
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	34,895
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	26,258
Western Digital Corp., 3.10%, 2/01/32	20,000	16,460
Xerox Holdings Corp.,
5.50%, 8/15/28(b)	40,000	33,937
8.88%, 11/30/29(b)	15,000	13,935
		1,021,776
Telecommunications – 0.5%
AT&T, Inc.,
1.70%, 3/25/26	373,000	354,241
4.35%, 3/01/29	2,000	1,972

Cogent Communications Group LLC, 7.00%, 6/15/27(b)	41,000	41,360
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27(b)	20,000	20,195
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	87,000	78,354
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	10,000	9,902
6.75%, 5/01/29(b)	113,000	106,770
8.75%, 5/15/30(b)	10,000	10,476
8.63%, 3/15/31(b)	114,000	119,403
Hughes Satellite Systems Corp.,
5.25%, 8/01/26	50,000	38,109

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Telecommunications (Continued)
Hughes Satellite Systems Corp.,
6.63%, 8/01/26	$25,000	$11,724

Level 3 Financing, Inc., 10.50%, 4/15/29(b)	47,189	48,369
Sprint Capital Corp., 8.75%, 3/15/32	30,000	36,478
T-Mobile USA, Inc.,
2.88%, 2/15/31	99,000	87,536
5.15%, 4/15/34	45,000	45,330

Verizon Communications, Inc., 3.00%, 3/22/27	100,000	96,049
		1,106,268
Tobacco & Cannabis – 0.4%
Altria Group, Inc.,
3.40%, 5/06/30	30,000	27,759
2.45%, 2/04/32	190,000	157,739
6.88%, 11/01/33	110,000	122,018
Philip Morris International, Inc.,
3.38%, 8/15/29	15,000	14,143
5.63%, 11/17/29	274,000	286,173
2.10%, 5/01/30	60,000	52,178
5.75%, 11/17/32	25,000	26,161
5.38%, 2/15/33	80,000	81,596
5.63%, 9/07/33	90,000	93,076

Vector Group Ltd., 5.75%, 2/01/29(b)	98,000	94,012
		954,855
Transportation & Logistics – 0.1%
American Airlines, Inc.,
7.25%, 2/15/28(b)	71,000	70,940
8.50%, 5/15/29(b)	25,000	25,738

Brightline East LLC, 11.00%, 1/31/30(b)	50,000	45,492
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	14,999
		157,169
Transportation Equipment – 0.0%(c)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	35,000	36,790
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	61,724
		98,514
Total Corporate Bonds (Cost $41,494,314)		41,687,265
	Par(a)	Value

Foreign Issuer Bonds – 3.0%
Australia – 0.2%
BHP Billiton Finance USA Ltd.,
4.75%, 2/28/28	$270,000	$271,570
4.90%, 2/28/33	65,000	65,217
Mineral Resources Ltd.,
8.13%, 5/01/27(b)	47,000	47,630
8.00%, 11/01/27(b)	8,000	8,211
9.25%, 10/01/28(b)	28,000	29,777
8.50%, 5/01/30(b)	63,000	65,778

Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,738
		496,921
Austria – 0.0%(c)
Benteler International A.G., 10.50%, 5/15/28(b)	15,000	15,952
Bermuda – 0.0%(c)
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	81,000	82,022
Brazil – 0.1%
Karoon USA Finance, Inc., 10.50%, 5/14/29(b)	40,000	40,609
Klabin Austria GmbH, 7.00%, 4/03/49(b)	65,000	66,327
		106,936
Burkina Faso – 0.0%(c)
IAMGOLD Corp., 5.75%, 10/15/28(b)	52,000	49,995
Canada – 0.8%
Algoma Steel, Inc., 9.13%, 4/15/29(b)	37,000	36,846
Bank of Montreal, 5.72%, 9/25/28	50,000	51,789
Bank of Nova Scotia (The),
1.05%, 3/02/26	65,000	61,237
1.35%, 6/24/26	156,000	146,197

Baytex Energy Corp., 8.50%, 4/30/30(b)	75,000	79,164
Brookfield Finance, Inc.,
6.35%, 1/05/34	50,000	53,725
5.68%, 1/15/35	80,000	81,350

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)	60,000	55,004
Canadian Imperial Bank of Commerce, 3.95%, 8/04/25	50,000	49,426

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)

Canadian National Railway Co., 3.85%, 8/05/32	$60,000	$56,636
Dye & Durham Ltd., 8.63%, 4/15/29(b)	54,000	55,256
Enbridge, Inc., 5.63%, 4/05/34	35,000	35,831
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	22,199
5.63%, 8/16/32	70,000	71,064
6.00%, 12/07/33(b)	250,000	259,241
goeasy Ltd.,
9.25%, 12/01/28(b)	61,000	65,418
7.63%, 7/01/29(b)	75,000	76,714

Greenfire Resources Ltd., 12.00%, 10/01/28(b)	2,000	2,149
NOVA Chemicals Corp., 9.00%, 2/15/30(b)	35,000	37,001
Royal Bank of Canada,
1.20%, 4/27/26	70,000	65,784
2.05%, 1/21/27	100,000	94,238
5.20%, 8/01/28	40,000	40,912

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(b)	91,000	93,515
Strathcona Resources Ltd., 6.88%, 8/01/26(b)	47,000	47,200
Taseko Mines Ltd., 8.25%, 5/01/30(b)	50,000	51,268
Toronto-Dominion Bank (The),
0.75%, 1/06/26	100,000	94,460
4.69%, 9/15/27	40,000	39,980

Wrangler Holdco Corp., 6.63%, 4/01/32(b)	25,000	25,094
		1,848,698
Chile – 0.0%(c)
Mercury Chile Holdco LLC, 6.50%, 1/24/27(b)	22,000	21,670
Finland – 0.0%(c)
Amer Sports Co., 6.75%, 2/16/31(b)	9,000	8,952
France – 0.0%(c)
Calderys Financing LLC, 11.25%, 6/01/28(b)	4,000	4,278
TotalEnergies Capital S.A., 5.15%, 4/05/34	60,000	61,355
		65,633
	Par(a)	Value
Ghana – 0.1%
Kosmos Energy Ltd.,
7.13%, 4/04/26(b)	$64,000	$63,266
7.50%, 3/01/28(b)	47,000	45,359
		108,625
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	122,000	107,169
7.38%, 4/02/32(b)	80,000	80,307
		187,476
Ireland – 0.0%(c)
Cimpress PLC, 7.00%, 6/15/26	20,000	20,004
Israel – 0.0%(c)
Energean PLC, 6.50%, 4/30/27(b)	50,000	49,190
Italy – 0.1%
Intesa Sanpaolo S.p.A.,
(1Y US Treasury CMT + 2.60%), 4.20%, 6/01/32(b)(h)	60,000	51,948
(1Y US Treasury CMT + 2.75%), 4.95%, 6/01/42(b)(h)	76,000	58,918

UniCredit S.p.A., (5Y USD Swap Rate + 4.91%), 7.30%, 4/02/34(b)(h)	25,000	25,959
		136,825
Japan – 0.5%
Honda Motor Co. Ltd., 2.53%, 3/10/27	70,000	66,464
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(h)	275,000	259,027
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.90%), 5.75%, 7/06/34(h)	200,000	208,274
Rakuten Group, Inc.,
(5Y US Treasury CMT + 4.58%), 5.13%, 4/22/26(b)(h)(k)	20,000	18,294
11.25%, 2/15/27(b)	128,000	138,299
9.75%, 4/15/29(b)	67,000	70,930
(5Y US Treasury CMT + 4.96%), 6.25%, 4/22/31(b)(h)(k)	20,000	16,523

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Japan (Continued)
Sumitomo Mitsui Financial Group, Inc.,
1.40%, 9/17/26	$200,000	$185,981
5.56%, 7/09/34	250,000	257,623
		1,221,415
Jersey, C.I. – 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(b)	93,000	93,375
Mexico – 0.0%(c)
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28(b)	57,805	60,532
10.38%, 11/15/30(b)	24,393	25,744
		86,276
Norway – 0.0%(c)
Seadrill Finance Ltd., 8.38%, 8/01/30(b)	50,000	52,701
South Africa – 0.1%
Sasol Financing USA LLC,
6.50%, 9/27/28	34,000	33,284
8.75%, 5/03/29(b)	20,000	20,714
5.50%, 3/18/31	92,000	79,820
Stillwater Mining Co.,
4.00%, 11/16/26(b)	66,000	61,058
4.50%, 11/16/29(b)	64,000	53,056
		247,932
Spain – 0.3%
Banco Santander S.A., 5.59%, 8/08/28	600,000	614,848
Grifols S.A., 4.75%, 10/15/28(b)	95,000	86,678
		701,526
Switzerland – 0.0%(c)
Novartis Capital Corp., 2.20%, 8/14/30	10,000	8,858
Turkey – 0.0%(c)
Eldorado Gold Corp., 6.25%, 9/01/29(b)	55,000	53,497
United Kingdom – 0.5%
BAT Capital Corp., 6.34%, 8/02/30	96,000	102,183
BAT International Finance PLC, 4.45%, 3/16/28	20,000	19,696
Diageo Capital PLC, 5.50%, 1/24/33	260,000	273,104
	Par(a)	Value
United Kingdom (Continued)
HSBC Holdings PLC,
(SOFR + 1.43%), 3.00%, 3/10/26(h)	$200,000	$196,963
(SOFR + 1.97%), 6.16%, 3/09/29(h)	200,000	207,681

Ithaca Energy North Sea PLC, 9.00%, 7/15/26(b)	55,000	55,915
Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	197,940
		1,053,482
Zambia – 0.1%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	115,000	120,951
8.63%, 6/01/31(b)	47,000	46,764
		167,715
Total Foreign Issuer Bonds (Cost $6,836,860)		6,885,676

Mortgage-Backed Securities – 12.3%
Federal Home Loan Mortgage Corporation – 0.1%
Pool,
3.00%, 7/01/46 - 12/01/47	97,422	87,390
2.50%, 6/01/50 - 7/01/50	63,489	54,268
		141,658
Federal National Mortgage Association – 0.4%
Pool,
3.50%, 8/01/45	38,731	35,994
4.00%, 9/01/48 - 3/01/51	515,396	493,238
3.00%, 11/01/48	16,399	14,622
4.50%, 1/01/49	7,507	7,339
2.50%, 10/01/50 - 11/01/51	299,245	255,974
2.00%, 2/01/51 - 4/01/51	69,670	56,835
		864,002
Government National Mortgage Association – 1.0%
Pool,
2.00%, 8/01/53(j)	1,175,000	973,735
2.50%, 8/01/53(j)	375,000	322,681
3.00%, 8/01/53(j)	500,000	446,191
3.50%, 8/01/53(j)	225,000	206,836
4.50%, 8/01/53(j)	25,000	24,220
5.00%, 8/01/53(j)	225,000	222,484
5.50%, 8/01/53(j)	100,000	100,302
6.50%, 8/01/54(j)	75,000	76,400
		2,372,849

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association II – 0.1%
Pool,
2.50%, 12/20/46 - 1/20/51	$152,737	$129,051
4.50%, 9/20/48 - 1/20/50	99,873	97,962
3.00%, 1/20/50 - 2/20/50	63,124	56,657
		283,670
Uniform Mortgage-Backed Securities – 2.6%
Pool,
2.00%, 8/01/38 - 8/01/53(j)	1,350,000	1,104,299
4.00%, 8/01/38 - 8/01/52(j)	200,000	190,495
2.50%, 8/01/39 - 8/01/53(j)	1,740,000	1,511,415
3.00%, 8/01/39 - 8/01/52(j)	625,000	553,811
3.50%, 8/01/39 - 8/01/53(j)	625,000	568,382
4.50%, 8/01/53(j)	375,000	361,208
5.00%, 8/01/53(j)	300,000	295,414
5.50%, 8/01/53(j)	450,000	450,689
6.00%, 8/01/53(j)	425,000	431,027
6.50%, 8/01/53(j)	300,000	307,644
		5,774,384
Whole Loan – 8.1%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 10.60%, 3/25/42(b)(l)	250,000	271,385
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 11.70%, 5/25/42(b)(l)	290,000	323,593
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%, 2.50% Floor), 7.85%, 2/25/44(b)(l)	345,000	352,512

FHLMC STACR Debt Notes, Series 2016-DNA4, Class M3, (30D Average SOFR + 3.91%), 9.26%, 3/25/29(l)	328,314	341,447
FHLMC STACR REMIC Trust,
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 8.00%, 1/25/51(b)(l)	700,000	743,750
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.75%, 8/25/33(b)(l)	450,000	503,298
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 8.85%, 10/25/33(b)(l)	$250,000	$281,272
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 8.40%, 1/25/34(b)(l)	284,414	305,739
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 8.75%, 10/25/41(b)(l)	780,000	808,706
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 8.35%, 8/25/33(b)(l)	629,000	691,813
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 8.70%, 9/25/41(b)(l)	800,000	824,421
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 7.45%, 9/25/41(b)(l)	355,000	358,053
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 9.10%, 12/25/41(b)(l)	750,000	772,973
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 8.75%, 1/25/42(b)(l)	250,000	258,363
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 9.10%, 2/25/42(b)(l)	300,000	315,459
Series 2022-DNA3, Class M2, (30D Average SOFR + 4.35%), 9.70%, 4/25/42(b)(l)	521,000	555,947
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 10.60%, 5/25/42(b)(l)	300,000	327,822
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 12.35%, 3/25/52(b)(l)	500,000	574,016
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 10.60%, 3/25/42(b)(l)	732,000	795,491
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 11.35%, 7/25/42(b)(l)	485,000	539,752

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 9.00%, 11/25/41(b)(l)	$710,000	$738,596
FNMA Connecticut Avenue Securities,
Series 2018-C03, Class 1EB2, (30D Average SOFR + 0.96%, 0.85% Floor), 6.31%, 10/25/30(l)	88,468	88,602
Series 2019-R01, Class 2M2, (30D Average SOFR + 2.56%), 7.91%, 7/25/31(b)(l)	7,962	7,962
Series 2019-R01, Class 2M2C, (30D Average SOFR + 2.56%), 7.91%, 7/25/31(b)(l)	24,687	24,697
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%, 3.25% Floor), 8.71%, 1/25/40(b)(l)	100,870	104,760
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 9.11%, 2/25/40(b)(l)	625,000	663,243
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 9.11%, 2/25/40(b)(l)	745,000	791,516
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 8.45%, 10/25/41(b)(l)	655,200	675,016
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 8.65%, 11/25/41(b)(l)	750,000	776,429
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 6.25%, 11/25/41(b)(l)	216,502	216,436
Series 2021-R02, Class 2M2, (30D Average SOFR + 2.00%), 7.35%, 11/25/41(b)(l)	275,000	276,719
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 8.10%, 12/25/41(b)(l)	250,000	255,078
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 8.50%, 12/25/41(b)(l)	550,000	569,043
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 9.85%, 1/25/42(b)(l)	$786,000	$827,908
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 8.35%, 1/25/42(b)(l)	1,101,348	1,133,664
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 11.60%, 3/25/42(b)(l)	635,000	704,210
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 8.35%, 4/25/42(b)(l)	540,000	559,575
		18,359,266
Total Mortgage-Backed Securities (Cost $27,442,930)		27,795,829

	Number of Shares
Preferred Stocks – 1.5%
Specialty Finance – 1.5%
AGNC Investment Corp., 6.13%(l)	22,337	537,205
AGNC Investment Corp. (NASDAQ Exchange), 6.50%(l)	3,228	79,958
MFA Financial, Inc., 6.50%(l)	41,438	957,632
New York Mortgage Trust, Inc., 7.88%(l)	2,103	49,315
New York Mortgage Trust, Inc. (NASDAQ Exchange), 6.88%(l)	21,682	454,455
Redwood Trust, Inc., 10.00%(l)	7,133	178,824
Rithm Capital Corp., 7.13%(l)	5,335	133,215
Rithm Capital Corp. (New York Exchange), 6.38%(l)	43,302	1,028,422
Total Preferred Stocks (Cost $3,231,911)		3,419,026

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma CVR(e)(m)*	21,904	53,873

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
CinCor Pharma CVR(e)(m)*	24,888	$87,329
Concert Pharmaceuticals, Inc. CVR(e)(m)*	97,290	41,144
		182,346
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest CVR(e)(m)*	44,100	67,782
Medical Equipment & Devices – 0.0%(c)
Abiomed, Inc. CVR(e)(m)*	8,954	15,670
Total Rights (Cost $—)		265,798

	Par(a)/Number of Shares
Short-Term Investments – 10.3%
Convertible Bonds – 3.1%
American Airlines Group, Inc., 6.50%, 7/01/25(d)	$796,000	807,687
BlackLine, Inc., 0.13%, 8/01/24	319,000	317,724
Chegg, Inc., 0.13%, 3/15/25(d)	1,113,000	1,051,785
EZCORP, Inc., 2.38%, 5/01/25	521,000	505,735
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/01/25(b)(f)	989,000	1,040,922
i3 Verticals LLC, 1.00%, 2/15/25(d)	635,000	610,870
LendingTree, Inc., 0.50%, 7/15/25	1,842,000	1,710,297
PennyMac Corp., 5.50%, 11/01/24(d)	606,000	598,122
Zillow Group, Inc., 2.75%, 5/15/25(d)	372,000	381,077
		7,024,219
Corporate Bonds – 0.9%
Aetna, Inc., 3.50%, 11/15/24	40,000	39,749
Altria Group, Inc., 2.35%, 5/06/25	260,000	254,034
American Tower Corp., 2.95%, 1/15/25	105,000	103,700
Black Hills Corp., 1.04%, 8/23/24	10,000	9,970
Blackstone Private Credit Fund, 2.70%, 1/15/25	60,000	59,150
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	$40,000	$39,917
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	15,000	14,879
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	49,112
Corebridge Financial, Inc., 3.50%, 4/04/25	10,000	9,857
Dell International LLC/EMC Corp., 5.85%, 7/15/25	80,000	80,322
eBay, Inc., 1.90%, 3/11/25	50,000	48,977
Energy Transfer L.P.,
4.05%, 3/15/25	30,000	29,743
2.90%, 5/15/25	40,000	39,212

Eversource Energy, 2.90%, 10/01/24	50,000	49,755
General Mills, Inc., 4.00%, 4/17/25	30,000	29,722
Genuine Parts Co., 1.75%, 2/01/25	50,000	49,017
Humana, Inc., 4.50%, 4/01/25	57,000	56,732
Marathon Petroleum Corp., 4.70%, 5/01/25	50,000	49,721
Marriott International, Inc., 5.75%, 5/01/25	9,000	9,030
MPLX L.P.,
4.88%, 12/01/24	12,000	11,967
4.88%, 6/01/25	475,000	472,674

Omega Healthcare Investors, Inc., 4.50%, 1/15/25	50,000	49,714
ONEOK, Inc., 2.75%, 9/01/24	50,000	49,837
T-Mobile USA, Inc., 3.50%, 4/15/25	125,000	123,244
Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	82,090
VMware LLC,
1.00%, 8/15/24	65,000	64,876
4.50%, 5/15/25	10,000	9,927

Welltower OP LLC, 4.00%, 6/01/25	57,000	56,330
		1,943,258
Foreign Issuer Bonds – 0.3%
Bank of Montreal, 3.70%, 6/07/25	215,000	212,298
BAT Capital Corp., 3.22%, 8/15/24	57,000	56,939

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Brookfield Corp., 4.00%, 1/15/25	$50,000	$49,654
Canadian Natural Resources Ltd., 2.05%, 7/15/25	80,000	77,529
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	193,387
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,937
Toronto-Dominion Bank (The), 3.77%, 6/06/25	62,000	61,302
		656,046
Money Market Fund – 5.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.16%(n)	11,363,279	11,363,279
U.S. Treasury Bills – 1.0%
U.S. Treasury Bills,
5.18%, 8/22/24(o)	500,000	498,461
5.11%, 9/05/24(o)	700,000	696,409
5.19%, 9/10/24(o)	300,000	298,242
5.20%, 9/24/24(o)	800,000	793,694
		2,286,806
Total Short-Term Investments (Cost $23,352,815)		23,273,608

Number of Contracts		Notional Amount
Purchased Options – 0.0%(c)
Call Options - Exchange Traded – 0.0%(c)
WillScot Holdings Corp, Strike Price USD 45.00, Expires 8/16/24	23	94,300	1,035
Call Options - Over the Counter – 0.0%(c)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.38, Expires 8/16/24, Counterparty: Morgan Stanley	1	240,194	920
Total Purchased Options (Premiums Paid $5,971)			1,955
Total Long Positions – 101.7% (Cost $227,236,926)			230,024,059

	Number of Shares	Value
Short Positions – (13.4)%(p)
Common Stocks – (13.4)%
Advertising & Marketing – (0.1)%
Cardlytics, Inc.	(15,177)	$(125,817)
Asset Management – (0.6)%
Affiliated Managers Group, Inc.	(939)	(174,297)
Apollo Global Management, Inc.	(1,793)	(224,681)
WisdomTree, Inc.	(86,600)	(1,034,004)
		(1,432,982)
Automotive – (0.1)%
Rivian Automotive, Inc., Class A	(15,650)	(256,817)
Biotechnology & Pharmaceuticals – (1.0)%
Ascendis Pharma A/S ADR (Denmark)	(1,072)	(143,112)
Bridgebio Pharma, Inc.	(3,485)	(90,436)
Collegium Pharmaceutical, Inc.	(27,216)	(1,049,721)
Halozyme Therapeutics, Inc.	(5,694)	(314,650)
Mirum Pharmaceuticals, Inc.	(13,983)	(567,011)
Pacira BioSciences, Inc.	(4,560)	(94,164)
Revance Therapeutics, Inc.	(10,577)	(39,981)
		(2,299,075)
Cable & Satellite – (0.1)%
Cable One, Inc.	(31)	(12,815)
Charter Communications, Inc., Class A	(236)	(89,614)
		(102,429)
Commercial Support Services – (0.1)%
Alarm.com Holdings, Inc.	(1,491)	(105,190)
CSG Systems International, Inc.	(2,829)	(132,510)
		(237,700)
E-Commerce Discretionary – (0.0)%(c)
Wayfair, Inc., Class A	(1,596)	(86,870)
Electric Utilities – (0.5)%
CenterPoint Energy, Inc.	(4,374)	(121,379)
Duke Energy Corp.	(3,608)	(394,246)
PG&E Corp.	(29,834)	(544,470)
		(1,060,095)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electrical Equipment – (0.1)%
Bloom Energy Corp., Class A	(10,025)	$(135,739)
OSI Systems, Inc.	(583)	(86,272)
		(222,011)
Entertainment Content – (0.5)%
Sphere Entertainment Co.	(25,968)	(1,155,057)
Home Construction – (0.0)%(c)
Meritage Homes Corp.	(365)	(74,048)
Household Products – (0.1)%
Beauty Health (The) Co.	(6,366)	(11,777)
Spectrum Brands Holdings, Inc.	(2,056)	(173,958)
		(185,735)
Industrial Intermediate Products – (0.4)%
Chart Industries, Inc.	(4,895)	(788,486)
Xometry, Inc., Class A	(4,933)	(72,170)
		(860,656)
Industrial Support Services – (0.4)%
WillScot Holdings Corp.(q)	(20,504)	(840,664)
Institutional Financial Services – (0.1)%
Coinbase Global, Inc., Class A	(454)	(101,859)
Internet Media & Services – (0.1)%
Airbnb, Inc., Class A	(224)	(31,261)
Snap, Inc., Class A	(1,251)	(16,663)
Ziff Davis, Inc.	(1,132)	(54,200)
Zillow Group, Inc., Class C	(1,835)	(89,365)
		(191,489)
IT Services – (0.0)%(c)
Perficient, Inc.	(1,013)	(76,390)
Leisure Facilities & Services – (1.1)%
Cheesecake Factory (The), Inc.	(3,595)	(139,810)
DraftKings, Inc., Class A	(1,997)	(73,789)
Live Nation Entertainment, Inc.	(7,139)	(686,700)
Marriott Vacations Worldwide Corp.	(1,046)	(88,471)
Royal Caribbean Cruises Ltd.	(8,818)	(1,381,957)
Shake Shack, Inc., Class A	(1,194)	(104,618)
		(2,475,345)
Medical Equipment & Devices – (0.6)%
CONMED Corp.	(1,484)	(102,455)
Dexcom, Inc.	(434)	(29,434)
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Enovis Corp.	(9,768)	$(465,348)
Exact Sciences Corp.	(1,414)	(64,592)
Haemonetics Corp.	(1,644)	(148,042)
Integer Holdings Corp.	(5,044)	(599,025)
		(1,408,896)
Metals & Mining – (0.4)%
Century Aluminum Co.	(26,523)	(400,763)
Equinox Gold Corp. (Canada)	(71,031)	(399,194)
First Majestic Silver Corp. (Canada)	(17,166)	(106,086)
MP Materials Corp.	(1,498)	(20,253)
SSR Mining, Inc. (Canada)	(8,058)	(44,883)
		(971,179)
Oil & Gas Supply Chain – (2.9)%
Chevron Corp.	(25,666)	(4,118,623)
ConocoPhillips	(18,542)	(2,061,871)
Kosmos Energy Ltd. (Ghana)	(85,238)	(471,366)
		(6,651,860)
Oil, Gas Services & Equipment – (1.0)%
Schlumberger N.V.	(47,528)	(2,295,127)
Publishing & Broadcasting – (0.3)%
Liberty Media Corp.-Liberty SiriusXM, Class A	(29,802)	(674,121)
Real Estate Investment Trusts – (0.2)%
Pebblebrook Hotel Trust	(19,690)	(269,556)
Summit Hotel Properties, Inc.	(22,827)	(144,723)
		(414,279)
Real Estate Services – (0.0)%(c)
Anywhere Real Estate, Inc.	(4,356)	(20,560)
Renewable Energy – (0.0)%(c)
Enphase Energy, Inc.	(309)	(35,569)
Software – (1.4)%
Bentley Systems, Inc., Class B	(2,614)	(127,406)
Dayforce, Inc.	(493)	(29,225)
Envestnet, Inc.	(7,521)	(466,152)
Evolent Health, Inc., Class A	(15,525)	(362,043)
Jamf Holding Corp.	(2,030)	(37,169)
MicroStrategy, Inc., Class A	(317)	(511,778)
Progress Software Corp.	(5,473)	(319,623)
Synopsys, Inc.	(1,736)	(969,244)
Veradigm, Inc.	(3,379)	(32,607)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Verint Systems, Inc.	(5,281)	$(190,855)
Vertex, Inc., Class A	(1,490)	(59,079)
		(3,105,181)
Specialty Finance – (0.2)%
Block, Inc.	(609)	(37,685)
EZCORP, Inc., Class A	(27,964)	(291,385)
Repay Holdings Corp.	(10,964)	(105,474)
SoFi Technologies, Inc.	(8,769)	(66,118)
		(500,662)
Technology Hardware – (0.6)%
Lumentum Holdings, Inc.	(1,987)	(102,887)
NCR Voyix Corp.	(18,292)	(269,807)
Nokia OYJ ADR (Finland)	(60,004)	(235,216)
Western Digital Corp.	(10,965)	(735,203)
		(1,343,113)
Transportation & Logistics – (0.2)%
Air Transport Services Group, Inc.	(19,801)	(319,588)
American Airlines Group, Inc.	(7,973)	(84,833)
		(404,421)
Transportation Equipment – (0.3)%
Greenbrier (The) Cos., Inc.	(12,282)	(626,505)
Total Common Stocks (Proceeds $28,909,239)		(30,236,512)
	Number of Shares	Value

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(e)	(52)	$—
Ligand Pharmaceuticals, Inc. CVR(e)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (13.4)% (Proceeds $28,909,239)		(30,236,512)
Other Assets less Liabilities – 11.7%(r)		26,515,849
NET ASSETS – 100.0%		$226,303,396
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total value of $56,531,686 or 24.98% of net assets.
(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Zero coupon bond.
(g)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2024 is disclosed.
(i)	Step coupon bond. Rate as of July 31, 2024 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2024.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Variable or floating rate security. Rate as of July 31, 2024 is disclosed.
(m)	Restricted security that has been deemed illiquid. At July 31, 2024, the value of these restricted illiquid securities amounted to $265,798 or 0.12% of net assets. Additional information on these restricted illiquid securities is as follows:

Restricted Security	Acquisition Date	Acquisition Cost
Abiomed, Inc. CVR	12/23/22	$—
Albireo Pharma CVR	3/03/23	—
CinCor Pharma CVR	2/27/23	—

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR	3/07/23	$—
Resolute Forest CVR	3/01/23	—

(n)	7-day current yield as of July 31, 2024 is disclosed.
(o)	Discount rate at the time of purchase.
(p)	Securities sold short are not owned by the Fund.
(q)	Security represents underlying investment on open options contracts.
(r)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Rights
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	77.4
All other currencies less than 5%	22.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	72.8
All other countries less than 5%(b)	27.2
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at July 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	13	9/06/2024	EUR	1,881,481	$23,728
10-Year Australian Treasury Bond	5	9/16/2024	AUD	376,942	5,396
10-Year Canadian Government Bond	8	9/18/2024	CAD	712,360	(83,159)
Ultra U.S. Treasury Bond	32	9/19/2024	USD	4,095,000	140,079
E-Mini S&P 500	6	9/20/2024	USD	1,667,400	16,546
2-Year U.S. Treasury Note	104	9/30/2024	USD	21,358,188	148,601
5-Year U.S. Treasury Note	55	9/30/2024	USD	5,933,984	70,265
Total Long Contracts					$321,456
Short Contracts
10-Year U.S. Treasury Note	(100)	9/19/2024	USD	11,181,250	$(197,471)
U.S. Treasury Long Bond	(27)	9/19/2024	USD	3,261,094	(99,120)
Ultra 10-Year U.S. Treasury Note	(13)	9/19/2024	USD	1,502,516	(20,904)
Long Gilt	(2)	9/26/2024	GBP	255,104	(2,865)
Total Short Contracts					$(320,360)
					$1,096

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/18/24	Japanese Yen	96,000,000	U.S. Dollars	605,966	Barclays	$39,654
9/18/24	U.S. Dollars	1,121,631	New Zealand Dollars	1,840,000	Citibank	26,492
9/18/24	U.S. Dollars	412,289	Brazilian Reals	2,257,324	Goldman Sachs	15,289
9/18/24	Singapore Dollars	1,680,000	U.S. Dollars	1,246,497	Citibank	13,443
9/18/24	U.S. Dollars	1,105,394	Australian Dollars	1,670,000	Deutsche Bank	11,907
9/18/24	Thai Baht	13,600,000	U.S. Dollars	372,326	Barclays	10,745
9/18/24	Euro	1,545,000	U.S. Dollars	1,665,488	Morgan Stanley	10,524
9/18/24	U.S. Dollars	216,919	Mexican Pesos	3,900,000	Barclays	9,215
9/18/24	Japanese Yen	32,000,000	U.S. Dollars	206,404	Goldman Sachs	8,803
9/18/24	Japanese Yen	22,000,000	U.S. Dollars	139,554	Citibank	8,401
9/18/24	U.S. Dollars	518,554	Australian Dollars	780,000	JPMorgan Chase	7,825
9/18/24	Swiss Francs	490,000	U.S. Dollars	554,214	Bank of America	7,427
9/18/24	Swiss Francs	530,000	U.S. Dollars	600,267	Morgan Stanley	7,223
9/18/24	Japanese Yen	25,000,000	U.S. Dollars	161,037	JPMorgan Chase	7,093
9/18/24	U.S. Dollars	145,926	Brazilian Reals	790,000	Deutsche Bank	6,987

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/23/24	U.S. Dollars	228,783	Chilean Pesos	209,000,000	Barclays	$6,971
9/18/24	U.S. Dollars	328,306	New Zealand Dollars	540,000	Bank of America	6,906
9/18/24	U.S. Dollars	281,785	Australian Dollars	420,000	Goldman Sachs	6,776
9/18/24	U.S. Dollars	1,856,082	Canadian Dollars	2,550,000	Royal Bank Of Canada	6,412
9/18/24	British Pounds	310,000	U.S. Dollars	392,924	Morgan Stanley	5,775
9/18/24	British Pounds	270,000	U.S. Dollars	341,616	Barclays	5,637
9/16/24	Euro	547,180	U.S. Dollars	588,158	Morgan Stanley	5,368
9/18/24	Japanese Yen	14,000,000	U.S. Dollars	88,896	Morgan Stanley	5,257
9/18/24	U.S. Dollars	469,429	Canadian Dollars	640,000	Barclays	5,196
9/18/24	U.S. Dollars	286,605	Australian Dollars	430,000	Barclays	5,048
9/18/24	Thai Baht	6,800,000	U.S. Dollars	186,699	Morgan Stanley	4,836
9/18/24	British Pounds	370,000	U.S. Dollars	471,227	Citibank	4,638
9/18/24	U.S. Dollars	153,384	New Zealand Dollars	250,000	Goldman Sachs	4,588
9/18/24	U.S. Dollars	160,975	Brazilian Reals	890,000	Citibank	4,449
9/18/24	U.S. Dollars	655,052	Euro	600,000	Barclays	4,172
9/18/24	U.S. Dollars	415,662	British Pounds	320,000	Bank of America	4,103
9/19/24	South Korean Won	1,425,000,000	U.S. Dollars	1,038,403	Morgan Stanley	3,919
9/18/24	U.S. Dollars	140,644	New Zealand Dollars	230,000	Deutsche Bank	3,752
9/18/24	U.S. Dollars	303,245	Swedish Kronor	3,200,000	Deutsche Bank	3,665
9/18/24	U.S. Dollars	401,922	British Pounds	310,000	Morgan Stanley	3,224
9/18/24	U.S. Dollars	179,359	Colombian Pesos	720,000,000	Morgan Stanley	2,890
9/19/24	South Korean Won	500,000,000	U.S. Dollars	362,889	Barclays	2,837
9/18/24	U.S. Dollars	94,257	Brazilian Reals	520,000	Morgan Stanley	2,804
9/18/24	U.S. Dollars	103,706	Norwegian Kroner	1,100,000	Goldman Sachs	2,767
9/18/24	U.S. Dollars	129,840	Brazilian Reals	722,676	Barclays	2,741
9/18/24	Hungarian Forints	76,000,000	U.S. Dollars	205,748	Morgan Stanley	2,674
9/18/24	British Pounds	300,000	U.S. Dollars	383,230	Royal Bank Of Canada	2,607
9/18/24	South African Rand	5,200,000	U.S. Dollars	281,817	Deutsche Bank	2,588
9/18/24	Colombian Pesos	540,000,000	U.S. Dollars	129,974	Barclays	2,377
9/18/24	Colombian Pesos	430,000,000	U.S. Dollars	103,080	Citibank	2,311
9/18/24	South African Rand	1,500,000	U.S. Dollars	79,750	Citibank	2,289
9/18/24	U.S. Dollars	259,487	British Pounds	200,000	Citibank	2,263
9/18/24	U.S. Dollars	123,954	Swedish Kronor	1,300,000	Barclays	2,249
9/18/24	Singapore Dollars	240,000	U.S. Dollars	177,782	JPMorgan Chase	2,210
9/18/24	Indonesian Rupiahs	3,082,021,955	U.S. Dollars	187,286	Deutsche Bank	2,188
9/18/24	U.S. Dollars	73,557	New Zealand Dollars	120,000	Barclays	2,135
9/18/24	U.S. Dollars	241,606	Polish Zloty	950,000	Barclays	2,073

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/18/24	Thai Baht	2,500,000	U.S. Dollars	68,399	Goldman Sachs	$2,018
9/18/24	Thai Baht	2,500,000	U.S. Dollars	68,545	JPMorgan Chase	1,873
9/18/24	U.S. Dollars	73,260	New Zealand Dollars	120,000	Morgan Stanley	1,838
9/18/24	Swiss Francs	160,000	U.S. Dollars	181,690	JPMorgan Chase	1,704
9/18/24	Indonesian Rupiahs	5,620,000,000	U.S. Dollars	343,811	Morgan Stanley	1,690
9/18/24	U.S. Dollars	75,077	Norwegian Kroner	800,000	JPMorgan Chase	1,667
9/18/24	South African Rand	3,300,000	U.S. Dollars	178,848	Morgan Stanley	1,640
9/18/24	U.S. Dollars	158,702	Australian Dollars	240,000	Morgan Stanley	1,555
9/18/24	U.S. Dollars	204,617	Canadian Dollars	280,000	Bank of America	1,516
9/18/24	Hungarian Forints	35,000,000	U.S. Dollars	94,548	JPMorgan Chase	1,435
9/18/24	Colombian Pesos	460,000,000	U.S. Dollars	111,413	JPMorgan Chase	1,331
9/18/24	New Zealand Dollars	310,000	U.S. Dollars	183,196	Deutsche Bank	1,311
9/18/24	U.S. Dollars	215,556	Polish Zloty	850,000	Goldman Sachs	1,237
9/18/24	U.S. Dollars	40,507	Australian Dollars	60,000	Citibank	1,220
9/18/24	U.S. Dollars	47,060	Norwegian Kroner	500,000	Citibank	1,179
9/18/24	U.S. Dollars	99,209	Czech Republic Koruna	2,300,000	Deutsche Bank	1,129
9/18/24	U.S. Dollars	158,897	Czech Republic Koruna	3,700,000	Morgan Stanley	1,116
9/23/24	U.S. Dollars	42,456	Chilean Pesos	39,000,000	Citibank	1,065
9/18/24	New Zealand Dollars	280,000	U.S. Dollars	165,599	Bank of America	1,052
9/18/24	South African Rand	1,400,000	U.S. Dollars	75,620	Bank of America	950
9/18/24	U.S. Dollars	326,387	Euro	300,000	Goldman Sachs	948
9/18/24	South African Rand	700,000	U.S. Dollars	37,370	Goldman Sachs	916
9/18/24	Polish Zloty	200,000	U.S. Dollars	49,520	Goldman Sachs	908
9/18/24	U.S. Dollars	120,306	Czech Republic Koruna	2,800,000	Barclays	905
9/18/24	U.S. Dollars	50,245	Hungarian Forints	18,000,000	JPMorgan Chase	882
9/18/24	Indonesian Rupiahs	1,200,000,000	U.S. Dollars	72,913	Bank of America	860
9/19/24	South Korean Won	155,000,000	U.S. Dollars	112,539	Deutsche Bank	837
9/18/24	U.S. Dollars	72,842	Australian Dollars	110,000	Bank of America	816
9/18/24	Indonesian Rupiahs	1,340,000,000	U.S. Dollars	81,568	Goldman Sachs	811
9/16/24	U.S. Dollars	594,336	Euro	547,180	Morgan Stanley	810
9/19/24	South Korean Won	155,000,000	U.S. Dollars	112,570	Goldman Sachs	805

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/18/24	Swiss Francs	80,000	U.S. Dollars	90,896	Barclays	$800
9/18/24	U.S. Dollars	38,227	Swedish Kronor	400,000	Morgan Stanley	779
9/18/24	Polish Zloty	160,000	U.S. Dollars	39,641	Morgan Stanley	701
9/18/24	British Pounds	70,000	U.S. Dollars	89,332	JPMorgan Chase	697
9/18/24	Norwegian Kroner	1,100,000	U.S. Dollars	100,292	Deutsche Bank	647
9/18/24	U.S. Dollars	64,944	British Pounds	50,000	Barclays	637
9/18/24	U.S. Dollars	129,674	Taiwan Dollars	4,200,000	Barclays	619
9/18/24	U.S. Dollars	68,217	Taiwan Dollars	2,200,000	Morgan Stanley	617
9/19/24	South Korean Won	95,000,000	U.S. Dollars	68,919	JPMorgan Chase	569
9/18/24	U.S. Dollars	138,255	Indonesian Rupiahs	2,240,000,000	Goldman Sachs	545
9/18/24	Singapore Dollars	70,000	U.S. Dollars	51,963	Morgan Stanley	534
9/18/24	British Pounds	70,000	U.S. Dollars	89,521	Bank of America	507
9/18/24	U.S. Dollars	109,298	Canadian Dollars	150,000	Goldman Sachs	494
9/18/24	U.S. Dollars	40,424	Taiwan Dollars	1,300,000	Citibank	479
9/23/24	Chilean Pesos	78,000,000	U.S. Dollars	82,336	Barclays	445
9/18/24	U.S. Dollars	43,081	Czech Republic Koruna	1,000,000	Bank of America	438
9/18/24	Singapore Dollars	40,000	U.S. Dollars	29,592	Barclays	407
9/18/24	U.S. Dollars	85,649	Czech Republic Koruna	2,000,000	JPMorgan Chase	363
9/18/24	Swedish Kronor	400,000	U.S. Dollars	37,093	Royal Bank Of Canada	354
9/18/24	Mexican Pesos	700,000	U.S. Dollars	36,937	Royal Bank Of Canada	343
9/18/24	Taiwan Dollars	6,500,000	U.S. Dollars	199,409	Citibank	318
9/18/24	U.S. Dollars	130,469	Euro	120,000	Bank of America	293
9/18/24	Norwegian Kroner	400,000	U.S. Dollars	36,437	Goldman Sachs	268
9/18/24	U.S. Dollars	87,043	Euro	80,000	Royal Bank Of Canada	259
9/18/24	Brazilian Reals	560,000	U.S. Dollars	98,232	Goldman Sachs	257
9/18/24	U.S. Dollars	37,016	Colombian Pesos	150,000,000	Goldman Sachs	252
9/18/24	New Zealand Dollars	80,000	U.S. Dollars	47,381	Goldman Sachs	234
9/19/24	South Korean Won	120,000,000	U.S. Dollars	87,544	Citibank	231
9/18/24	U.S. Dollars	43,619	Euro	40,000	Deutsche Bank	227
9/18/24	Indonesian Rupiahs	407,978,045	U.S. Dollars	24,863	Barclays	219
9/18/24	U.S. Dollars	38,500	South African Rand	700,000	Morgan Stanley	215
9/18/24	U.S. Dollars	29,190	Canadian Dollars	40,000	Deutsche Bank	176
9/18/24	U.S. Dollars	191,598	South African Rand	3,500,000	Deutsche Bank	173

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/18/24	Czech Republic Koruna	3,100,000	U.S. Dollars	132,049	Deutsche Bank	$146
9/18/24	South African Rand	1,000,000	U.S. Dollars	54,549	Barclays	144
9/18/24	Mexican Pesos	700,000	U.S. Dollars	37,143	Goldman Sachs	137
9/18/24	U.S. Dollars	104,599	Taiwan Dollars	3,400,000	Deutsche Bank	127
9/18/24	U.S. Dollars	41,787	Colombian Pesos	170,000,000	Barclays	121
9/18/24	U.S. Dollars	6,070	New Zealand Dollars	10,000	Royal Bank Of Canada	118
9/18/24	U.S. Dollars	5,597	Hungarian Forints	2,000,000	Morgan Stanley	113
9/18/24	U.S. Dollars	135,308	Taiwan Dollars	4,400,000	Bank of America	109
9/19/24	U.S. Dollars	56,501	Hong Kong Dollars	440,000	Royal Bank Of Canada	99
9/18/24	U.S. Dollars	60,420	Hungarian Forints	22,000,000	Deutsche Bank	88
9/18/24	Brazilian Reals	149,288	U.S. Dollars	26,194	Barclays	61
9/18/24	Philippine Pesos	5,500,000	U.S. Dollars	94,110	JPMorgan Chase	55
9/18/24	U.S. Dollars	52,310	Indonesian Rupiahs	850,000,000	Deutsche Bank	55
9/18/24	U.S. Dollars	86,835	Euro	80,000	Citibank	51
9/18/24	U.S. Dollars	46,656	Brazilian Reals	265,000	Bank of America	50
9/18/24	U.S. Dollars	23,896	Indian Rupees	2,000,000	Barclays	45
9/18/24	U.S. Dollars	43,923	Hungarian Forints	16,000,000	Barclays	45
9/18/24	Philippine Pesos	4,400,000	U.S. Dollars	75,291	Bank of America	41
9/18/24	Philippine Pesos	6,700,000	U.S. Dollars	114,687	Barclays	24
9/23/24	U.S. Dollars	5,331	Chilean Pesos	5,000,000	Goldman Sachs	24
9/18/24	U.S. Dollars	38,398	Czech Republic Koruna	900,000	Goldman Sachs	19
9/18/24	Brazilian Reals	20,713	U.S. Dollars	3,634	Morgan Stanley	9
9/18/24	Indian Rupees	29,500,000	U.S. Dollars	351,798	Goldman Sachs	1
Total Unrealized Appreciation						$387,526

9/18/24	Indian Rupees	7,200,000	U.S. Dollars	85,871	JPMorgan Chase	$(7)
9/19/24	South Korean Won	40,000,000	U.S. Dollars	29,267	Goldman Sachs	(9)
9/18/24	Indian Rupees	900,000	U.S. Dollars	10,742	Goldman Sachs	(9)
9/18/24	Philippine Pesos	1,300,000	U.S. Dollars	22,283	Bank of America	(26)
9/18/24	U.S. Dollars	52,338	Australian Dollars	80,000	Goldman Sachs	(45)
9/23/24	U.S. Dollars	6,345	Chilean Pesos	6,023,225	Bank of America	(47)
9/18/24	Polish Zloty	100,000	U.S. Dollars	25,265	Morgan Stanley	(51)
9/18/24	Philippine Pesos	3,800,000	U.S. Dollars	65,114	Morgan Stanley	(54)
9/18/24	U.S. Dollars	86,978	Canadian Dollars	120,000	Royal Bank Of Canada	(65)
9/18/24	U.S. Dollars	77,307	Taiwan Dollars	2,518,079	Barclays	(66)
9/18/24	U.S. Dollars	18,751	Philippine Pesos	1,100,000	JPMorgan Chase	(82)
9/18/24	U.S. Dollars	59,823	Philippine Pesos	3,500,000	Morgan Stanley	(101)
9/18/24	Philippine Pesos	2,200,000	U.S. Dollars	37,773	JPMorgan Chase	(107)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/18/24	U.S. Dollars	24,465	Indonesian Rupiahs	400,000,000	Deutsche Bank	$(126)
9/18/24	Norwegian Kroner	100,000	U.S. Dollars	9,323	Deutsche Bank	(147)
9/23/24	U.S. Dollars	53,975	Chilean Pesos	51,000,000	Goldman Sachs	(151)
9/18/24	Australian Dollars	80,000	U.S. Dollars	52,540	Royal Bank Of Canada	(158)
9/18/24	British Pounds	170,000	U.S. Dollars	218,815	Citibank	(174)
9/19/24	U.S. Dollars	51,018	South Korean Won	70,000,000	Citibank	(184)
9/18/24	Hungarian Forints	10,000,000	U.S. Dollars	27,614	Barclays	(190)
9/18/24	U.S. Dollars	29,801	Singapore Dollars	40,000	JPMorgan Chase	(197)
9/18/24	Swedish Kronor	500,000	U.S. Dollars	47,033	Barclays	(223)
9/18/24	U.S. Dollars	99,123	Brazilian Reals	565,000	Goldman Sachs	(245)
9/18/24	British Pounds	50,000	U.S. Dollars	64,663	Barclays	(356)
9/18/24	U.S. Dollars	34,025	Swiss Francs	30,000	Bank of America	(361)
9/18/24	U.S. Dollars	48,782	Taiwan Dollars	1,600,000	Goldman Sachs	(382)
9/18/24	U.S. Dollars	253,485	Canadian Dollars	350,000	Bank of America	(392)
9/19/24	U.S. Dollars	72,732	South Korean Won	100,000,000	Deutsche Bank	(414)
9/18/24	U.S. Dollars	125,347	South African Rand	2,300,000	Deutsche Bank	(446)
9/18/24	U.S. Dollars	63,795	British Pounds	50,000	Barclays	(512)
9/23/24	U.S. Dollars	281,612	Chilean Pesos	265,829,613	Barclays	(513)
9/18/24	U.S. Dollars	24,678	Polish Zloty	100,000	Barclays	(536)
9/18/24	U.S. Dollars	38,006	British Pounds	30,000	Goldman Sachs	(578)
9/18/24	U.S. Dollars	62,439	Polish Zloty	250,000	Royal Bank Of Canada	(596)
9/18/24	U.S. Dollars	86,909	South African Rand	1,600,000	Morgan Stanley	(599)
9/18/24	British Pounds	130,000	U.S. Dollars	167,798	Morgan Stanley	(602)
9/18/24	U.S. Dollars	134,041	Taiwan Dollars	4,381,921	Deutsche Bank	(604)
9/23/24	Chilean Pesos	48,729,244	U.S. Dollars	52,326	Citibank	(609)
9/18/24	U.S. Dollars	37,211	Polish Zloty	150,000	Bank of America	(610)
9/18/24	Polish Zloty	350,000	U.S. Dollars	88,862	Citibank	(613)
9/18/24	U.S. Dollars	76,208	Indonesian Rupiahs	1,250,000,000	Bank of America	(638)
9/18/24	U.S. Dollars	86,138	Euro	80,000	Morgan Stanley	(646)
9/18/24	U.S. Dollars	21,408	Colombian Pesos	90,000,000	Goldman Sachs	(650)
9/18/24	Colombian Pesos	300,000,000	U.S. Dollars	74,203	Barclays	(675)
9/18/24	Norwegian Kroner	230,000	U.S. Dollars	21,821	JPMorgan Chase	(715)
9/18/24	Hungarian Forints	22,000,000	U.S. Dollars	61,068	Morgan Stanley	(736)
9/18/24	U.S. Dollars	112,246	Philippine Pesos	6,600,000	Barclays	(752)
9/18/24	Mexican Pesos	1,000,000	U.S. Dollars	54,013	Bank of America	(756)
9/18/24	U.S. Dollars	156,369	Australian Dollars	240,000	Deutsche Bank	(779)
9/23/24	Chilean Pesos	17,954,751	U.S. Dollars	19,840	Bank of America	(785)
9/18/24	U.S. Dollars	141,702	Singapore Dollars	190,000	Barclays	(791)
9/18/24	U.S. Dollars	83,432	Swedish Kronor	900,000	Bank of America	(825)
9/18/24	Swedish Kronor	400,000	U.S. Dollars	38,276	Royal Bank Of Canada	(829)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/18/24	South African Rand	2,200,000	U.S. Dollars	121,179	Deutsche Bank	$(854)
9/18/24	Hungarian Forints	31,000,000	U.S. Dollars	85,904	Deutsche Bank	(890)
9/18/24	U.S. Dollars	82,365	New Zealand Dollars	140,000	Deutsche Bank	(961)
9/18/24	Mexican Pesos	1,100,000	U.S. Dollars	59,568	Barclays	(985)
9/18/24	U.S. Dollars	129,172	Euro	120,000	Deutsche Bank	(1,004)
9/18/24	U.S. Dollars	124,771	South African Rand	2,300,000	Barclays	(1,022)
9/18/24	South African Rand	1,930,000	U.S. Dollars	106,586	Morgan Stanley	(1,029)
9/18/24	U.S. Dollars	132,490	Philippine Pesos	7,800,000	Bank of America	(1,053)
9/18/24	Mexican Pesos	1,700,000	U.S. Dollars	91,670	Deutsche Bank	(1,133)
9/18/24	U.S. Dollars	134,097	Indonesian Rupiahs	2,200,000,000	Goldman Sachs	(1,152)
9/23/24	U.S. Dollars	197,302	Chilean Pesos	187,000,000	Morgan Stanley	(1,162)
9/18/24	U.S. Dollars	37,964	Colombian Pesos	160,000,000	JPMorgan Chase	(1,251)
9/18/24	U.S. Dollars	74,367	Polish Zloty	300,000	Citibank	(1,274)
9/18/24	British Pounds	110,000	U.S. Dollars	142,942	Goldman Sachs	(1,469)
9/18/24	Polish Zloty	450,000	U.S. Dollars	115,013	Deutsche Bank	(1,551)
9/18/24	Brazilian Reals	740,000	U.S. Dollars	131,713	Barclays	(1,568)
9/18/24	Mexican Pesos	1,800,000	U.S. Dollars	97,691	JPMorgan Chase	(1,827)
9/18/24	U.S. Dollars	73,793	Polish Zloty	300,000	Morgan Stanley	(1,849)
9/18/24	Canadian Dollars	290,000	U.S. Dollars	212,208	Goldman Sachs	(1,854)
9/18/24	U.S. Dollars	73,776	Polish Zloty	300,000	Goldman Sachs	(1,866)
9/18/24	U.S. Dollars	137,917	Hungarian Forints	51,000,000	JPMorgan Chase	(1,944)
9/18/24	U.S. Dollars	730,668	Canadian Dollars	1,010,000	Barclays	(1,946)
9/18/24	Euro	240,000	U.S. Dollars	262,309	Barclays	(1,957)
9/18/24	Taiwan Dollars	6,000,000	U.S. Dollars	186,324	Goldman Sachs	(1,961)
9/18/24	Brazilian Reals	300,000	U.S. Dollars	55,050	Citibank	(2,288)
9/18/24	Hungarian Forints	47,000,000	U.S. Dollars	131,186	Bank of America	(2,295)
9/18/24	U.S. Dollars	208,713	Norwegian Kroner	2,300,000	Bank of America	(2,341)
9/18/24	U.S. Dollars	305,344	Australian Dollars	470,000	Bank of America	(2,404)
9/18/24	Swedish Kronor	1,100,000	U.S. Dollars	105,435	JPMorgan Chase	(2,455)
9/18/24	New Zealand Dollars	140,000	U.S. Dollars	85,785	Deutsche Bank	(2,459)
9/23/24	Chilean Pesos	122,270,756	U.S. Dollars	132,304	Goldman Sachs	(2,538)
9/18/24	U.S. Dollars	57,861	Japanese Yen	9,000,000	JPMorgan Chase	(2,666)
9/18/24	British Pounds	290,000	U.S. Dollars	375,643	Bank of America	(2,668)
9/18/24	Colombian Pesos	1,260,000,000	U.S. Dollars	311,500	Goldman Sachs	(2,680)
9/18/24	Euro	330,000	U.S. Dollars	360,775	Morgan Stanley	(2,792)
9/23/24	U.S. Dollars	279,655	Chilean Pesos	266,147,162	JPMorgan Chase	(2,808)
9/18/24	Australian Dollars	220,000	U.S. Dollars	147,168	Bank of America	(3,115)
9/18/24	Canadian Dollars	500,000	U.S. Dollars	365,900	Morgan Stanley	(3,220)
9/18/24	U.S. Dollars	191,051	Thai Baht	6,900,000	Morgan Stanley	(3,302)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/24	U.S. Dollars	1,291,522	British Pounds	1,006,800	Morgan Stanley	$(3,329)
9/18/24	Czech Republic Koruna	7,000,000	U.S. Dollars	301,956	Goldman Sachs	(3,452)
9/18/24	Brazilian Reals	995,000	U.S. Dollars	178,625	Goldman Sachs	(3,631)
9/18/24	Norwegian Kroner	2,100,000	U.S. Dollars	196,413	Citibank	(3,710)
9/18/24	Euro	340,000	U.S. Dollars	372,657	Goldman Sachs	(3,825)
9/18/24	Canadian Dollars	480,000	U.S. Dollars	352,130	Citibank	(3,956)
9/18/24	Mexican Pesos	2,700,000	U.S. Dollars	147,858	Citibank	(4,063)
9/18/24	Swedish Kronor	2,100,000	U.S. Dollars	200,663	Morgan Stanley	(4,064)
9/18/24	U.S. Dollars	394,562	British Pounds	310,000	Deutsche Bank	(4,136)
9/18/24	New Zealand Dollars	330,000	U.S. Dollars	200,587	Citibank	(4,176)
9/19/24	U.S. Dollars	357,813	South Korean Won	495,000,000	Morgan Stanley	(4,256)
9/18/24	New Zealand Dollars	330,000	U.S. Dollars	200,684	JPMorgan Chase	(4,273)
9/18/24	Canadian Dollars	700,000	U.S. Dollars	512,060	JPMorgan Chase	(4,307)
9/18/24	Czech Republic Koruna	8,290,000	U.S. Dollars	357,821	Barclays	(4,309)
9/18/24	Australian Dollars	240,000	U.S. Dollars	161,582	Goldman Sachs	(4,434)
9/18/24	Mexican Pesos	4,200,000	U.S. Dollars	228,199	Goldman Sachs	(4,518)
9/18/24	U.S. Dollars	342,613	British Pounds	270,000	Morgan Stanley	(4,640)
9/18/24	U.S. Dollars	602,729	Euro	560,000	Citibank	(4,758)
9/18/24	Czech Republic Koruna	6,500,000	U.S. Dollars	282,011	Morgan Stanley	(4,829)
9/18/24	Swedish Kronor	2,000,000	U.S. Dollars	192,295	Goldman Sachs	(5,056)
9/18/24	U.S. Dollars	355,056	British Pounds	280,000	Citibank	(5,059)
9/18/24	Brazilian Reals	1,025,000	U.S. Dollars	185,495	JPMorgan Chase	(5,225)
9/18/24	U.S. Dollars	624,756	Philippine Pesos	36,800,000	Citibank	(5,296)
9/18/24	Australian Dollars	360,000	U.S. Dollars	241,089	JPMorgan Chase	(5,366)
9/23/24	Chilean Pesos	123,045,249	U.S. Dollars	135,980	JPMorgan Chase	(5,392)
9/19/24	U.S. Dollars	561,202	South Korean Won	775,000,000	Barclays	(5,673)
9/18/24	Norwegian Kroner	2,300,000	U.S. Dollars	217,417	Goldman Sachs	(6,363)
9/18/24	U.S. Dollars	308,668	Polish Zloty	1,250,000	Deutsche Bank	(6,507)
9/18/24	Norwegian Kroner	3,900,000	U.S. Dollars	364,804	Morgan Stanley	(6,929)
9/18/24	Australian Dollars	350,000	U.S. Dollars	236,824	Morgan Stanley	(7,651)
9/18/24	Canadian Dollars	1,880,000	U.S. Dollars	1,371,700	Barclays	(8,020)
9/18/24	U.S. Dollars	355,315	Thai Baht	12,900,000	Goldman Sachs	(8,039)
9/18/24	U.S. Dollars	979,071	Euro	910,000	Barclays	(8,096)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/23/24	Chilean Pesos	398,000,000	U.S. Dollars	431,068	Morgan Stanley	$(8,671)
9/18/24	U.S. Dollars	709,719	Hungarian Forints	262,000,000	Goldman Sachs	(8,785)
9/18/24	U.S. Dollars	449,641	Swiss Francs	400,000	Goldman Sachs	(8,844)
9/18/24	U.S. Dollars	293,655	Japanese Yen	45,000,000	Bank of America	(8,979)
9/18/24	Swedish Kronor	6,800,000	U.S. Dollars	646,492	Deutsche Bank	(9,884)
9/18/24	U.S. Dollars	966,175	Euro	900,000	Goldman Sachs	(10,144)
9/18/24	U.S. Dollars	271,789	Japanese Yen	42,000,000	Citibank	(10,671)
9/18/24	Brazilian Reals	1,240,000	U.S. Dollars	229,813	Morgan Stanley	(11,731)
9/18/24	U.S. Dollars	156,230	Japanese Yen	25,000,000	Barclays	(11,901)
9/18/24	Australian Dollars	1,490,000	U.S. Dollars	988,613	Barclays	(12,990)
9/18/24	U.S. Dollars	831,896	Swiss Francs	740,000	Morgan Stanley	(16,299)
9/18/24	U.S. Dollars	561,910	Japanese Yen	87,120,000	Royal Bank Of Canada	(23,990)
Total Unrealized Depreciation						$(404,584)
Net Unrealized Depreciation						$(17,058)

Long Contracts for Difference at July 31, 2024: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	130	Monthly	$16,571	$3,130
Advanced Auto Parts, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	3,726	Monthly	235,694	13,066
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	905	Monthly	130,716	4,022
Agilent Technologies, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	160	Monthly	22,562	2,230
Allstate Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,796	Monthly	306,946	(7,048)
Allstate Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,139	Monthly	365,203	8,183
Altria Group, Inc.	U.S. Fed Funds	1/23/2025	Barclays	784	Monthly	38,424	(2)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	244	Monthly	11,958	(375)
American Electric Power Co., Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	4,070	Monthly	377,389	14,047
American Express Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,514	Monthly	381,905	26,857
American Express Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,025	Monthly	258,790	8,690
American International Group, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	4,053	Monthly	320,741	12,389
American International Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,826	Monthly	381,501	6,907
American Tower Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,080	Monthly	237,512	11,965
Antero Resources Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	8,863	Monthly	256,887	(15,356)
Apache Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,459	Monthly	232,106	(2,555)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,589	Monthly	337,864	2,377
AutoZone, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	122	Monthly	381,868	21,024

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Ball Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,609	Monthly	$357,238	$14,233
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	19,632	Monthly	362,558	2,114
Baxter International, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	5,845	Monthly	178,239	1,969
Becton Dickinson and Company	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	58	Monthly	13,937	856
Best Buy Co., Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	752	Monthly	118,257	391
Block, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	4,823	Monthly	298,059	(28,324)
Booking Holdings, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	10	Monthly	74,300	(60)
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	11,252	Monthly	396,115	42,465
Boston Scientific Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,708	Monthly	257,294	(4,174)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,491	Monthly	355,261	55,696
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,311	Monthly	109,672	16,885
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,629	Monthly	233,849	45,294
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,351	Monthly	259,516	5,538
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,783	Monthly	279,700	10,083
Carnival Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	20,719	Monthly	344,736	(35,228)
Caterpillar, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	760	Monthly	262,788	(1,594)
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	989	Monthly	341,604	(363)
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	773	Monthly	59,000	2,974
CH Robinson Worldwide, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,583	Monthly	318,348	6,519
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	956	Monthly	232,883	26,148
Chubb Limited	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,427	Monthly	392,511	21,206
Cigna Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	178	Monthly	61,927	2,935
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,338	Monthly	112,416	(1,016)
Clorox (The) Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,310	Monthly	304,381	(2,918)
Colgate-Palmolive Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,831	Monthly	181,397	2,050
Conagra Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	17,413	Monthly	526,851	26,627
ConocoPhillips	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,198	Monthly	244,077	(3,496)
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,255	Monthly	316,457	28,650
Corteva, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,892	Monthly	162,047	3,652
Crocs, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,378	Monthly	319,224	7,585
Crown Castle International Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,882	Monthly	206,691	12,619
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,956	Monthly	285,175	4,191
DaVita, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,148	Monthly	293,091	(7,543)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,679	Monthly	364,763	(3,278)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	3,051	Monthly	370,398	(37,622)
Delta Air Lines, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	8,122	Monthly	348,972	(7,016)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,412	Monthly	146,638	(1,436)
Dentsply Sirona, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	563	Monthly	15,247	856
Devon Energy Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,139	Monthly	53,388	402
Devon Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,147	Monthly	288,760	2,767
Dollar General Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,350	Monthly	162,132	(9,264)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Dominion Energy, Inc.	U.S. Fed Funds	1/23/2025	Barclays	545	Monthly	$29,148	$11
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,867	Monthly	322,631	15,321
Eagle Materials, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,292	Monthly	325,026	44,452
Eastman Chemical Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,104	Monthly	196,574	11,199
Edison International	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,934	Monthly	234,485	13,613
Elastic N.V.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,656	Monthly	306,049	(10,197)
Electronic Arts, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	136	Monthly	20,504	1,022
Energy, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,929	Monthly	285,267	18,510
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,337	Monthly	319,241	4,410
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,196	Monthly	218,338	(568)
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	11,257	Monthly	417,843	19,909
FirstEnergy Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	9,265	Monthly	387,090	29,554
Flex Ltd.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,360	Monthly	64,284	1,513
Ford Motor Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	13,834	Monthly	149,265	(46,621)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	619	Monthly	49,893	6,563
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	577	Monthly	26,202	899
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,480	Monthly	293,980	1,586
Gartner, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	180	Monthly	56,915	5,043
General Electric Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	4,188	Monthly	711,961	30,323
General Mills, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	6,516	Monthly	436,970	16,157
General Motors Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	5,791	Monthly	256,349	(20,824)
Genuine Parts Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,237	Monthly	328,357	12,426
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,750	Monthly	390,245	21,290
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	19,441	Monthly	672,636	(12,271)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,447	Monthly	381,526	27,588
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	515	Monthly	186,663	18,981
HF Sinclair Corporation	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,077	Monthly	312,103	16,700
Home Depot (The), Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	954	Monthly	350,857	5,340
Honeywell International, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	277	Monthly	108,123	598
Hormel Foods Corp	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,394	Monthly	44,708	1,020
Howmet Aerospace Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	605	Monthly	16,449	2,370
HP, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,828	Monthly	250,675	(4,960)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	509	Monthly	128,605	6,185
Idex, Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	246	Monthly	51,165	2,264
Illumina, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	457	Monthly	55,905	2,638
Interpublic Group Of Companies, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	8,069	Monthly	259,286	19,879
Kellogg Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,101	Monthly	137,516	2,745
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,359	Monthly	49,736	2,155
Kroger (The) Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	7,175	Monthly	390,555	(3,066)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,276	Monthly	123,769	5,144

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	9,928	Monthly	$363,653	$(6,051)
L Brands, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,984	Monthly	309,736	10,824
Labcorp Holdings, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,451	Monthly	312,222	1,215
Lear Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,618	Monthly	319,116	5,506
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,568	Monthly	383,811	43,320
Marathon Petroleum Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,619	Monthly	209,420	12,829
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,764	Monthly	311,267	15,850
Masco Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,099	Monthly	318,441	29,133
MasTec, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	609	Monthly	92,831	2,642
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,566	Monthly	197,241	9,246
Mcdonalds Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	736	Monthly	195,100	4,079
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,886	Monthly	498,968	31,522
MGM Resorts International	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,131	Monthly	48,538	(966)
MGM Resorts International	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	11,663	Monthly	499,867	(38,381)
Microchip Technology, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	664	Monthly	72,502	2,177
Micron Technology, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,770	Monthly	317,632	(50,430)
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,372	Monthly	93,525	3,404
Mosaic (The) Co.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	6,594	Monthly	196,066	2,268
Motorola Solutions, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,615	Monthly	630,706	3,600
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	581	Monthly	313,510	22,139
Murphy Oil Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	400	Monthly	16,464	(464)
NetApp, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	270	Monthly	67,172	1,189
Netflix, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	551	Monthly	345,783	(10,989)
Netflix, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	463	Monthly	290,226	(13,711)
Newmont Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	4,414	Monthly	331,103	8,024
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,155	Monthly	236,941	6,773
Nike, Inc., Class B	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	4,055	Monthly	303,185	(372)
Northrop Grumman Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	543	Monthly	262,694	24,806
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	14,091	Monthly	259,356	(18,659)
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,282	Monthly	246,327	1,379
Nutrien ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,956	Monthly	304,261	6,401
Olin Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,674	Monthly	348,820	(4,184)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,041	Monthly	377,115	31,310
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	301	Monthly	29,445	1,226
Ovintiv, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	7,548	Monthly	350,096	(2,999)
Owens Corning	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	173	Monthly	32,206	1,405
Packaging Corp. Of America	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	509	Monthly	75,203	2,276
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,746	Monthly	347,915	34,421
Patterson-UTI Energy, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	3,687	Monthly	40,474	2,793
PBF Energy, Inc., Class A	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,796	Monthly	84,104	4,858
PPG Industries, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,369	Monthly	299,801	(1,062)
Public Storage	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,039	Monthly	307,073	(9,219)
QUALCOMM, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,644	Monthly	322,250	(21,651)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Quanta Services, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	88	Monthly	$23,312	$17
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,626	Monthly	656,739	(12,135)
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,847	Monthly	323,615	7,913
Range Resources Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,220	Monthly	287,332	(26,298)
Raymond James Financial, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	677	Monthly	78,443	3,259
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,331	Monthly	369,666	49,258
Regal Rexnord Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	445	Monthly	56,245	3,521
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	898	Monthly	202,037	9,248
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,758	Monthly	275,282	(9,318)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,218	Monthly	347,009	(14,021)
Royalty Pharma PLC, Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	11,238	Monthly	315,884	16,392
SBA Communications Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,018	Monthly	222,999	8,954
Starbucks Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,090	Monthly	84,819	2,266
Steel Dynamics, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,295	Monthly	155,664	6,174
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,504	Monthly	316,612	4,339
Sysco Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	4,260	Monthly	326,144	12,523
Target Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,108	Monthly	316,007	2,505
Target Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	679	Monthly	101,940	234
TC Energy Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	7,803	Monthly	330,526	5,219
Tenet Healthcare Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,472	Monthly	369,628	36,155
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,120	Monthly	316,440	42,387
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	28	Monthly	17,161	515
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	832	Monthly	118,599	8,783
Trane Technologies PLC	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	706	Monthly	235,710	(2,283)
TransDigm, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	245	Monthly	316,383	12,107
Travelers (The) Cos., Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,464	Monthly	316,499	15,764
Twilio Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	5,293	Monthly	312,598	5,552
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,218	Monthly	112,196	(13,129)
Union Pacific Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,595	Monthly	393,058	5,043
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	2,775	Monthly	361,291	(39,119)
Universal Health Services, Inc., Class B	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,738	Monthly	371,105	54,205
Vail Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,714	Monthly	311,260	5,397
Valero Energy Corp.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	894	Monthly	81,829	6,275
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,757	Monthly	327,860	17,047
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,612	Monthly	307,372	(8,755)
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,420	Monthly	225,610	(1,675)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,916	Monthly	590,143	(17,571)
W.P. Carey, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	5,449	Monthly	314,612	(7,370)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,168	Monthly	$670,167	$(16,532)
WEC Energy Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,831	Monthly	328,993	24,007
WESCO International, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	686	Monthly	119,882	2,310
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	224	Monthly	36,027	625
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,604	Monthly	240,994	20,174
Willis Towers Watson, PLC	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	1,007	Monthly	283,912	16,614
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,676	Monthly	303,441	(8,860)
Yum Brands, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,045	Monthly	668,653	22,824
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + (0.20)%	1/23/2025	Barclays	154	Monthly	17,135	96
ZoomInfo Technologies, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	25,397	Monthly	287,505	(14,282)
Total (Cost $46,796,276)				673,036		$47,759,932	$963,656

Short Contracts for Difference at July 31, 2024: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	698	Monthly	$(129,255)	$(4,114)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	28,745	Monthly	(509,775)	3,100
Air Products & Chemicals, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,203	Monthly	(317,068)	(18,062)
Albemarle Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	267	Monthly	(24,981)	2
Albemarle Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,942	Monthly	(274,656)	17,044
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	8,813	Monthly	(395,840)	(10,007)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,646	Monthly	(307,433)	(7,256)
Amcor, PLC	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	24,093	Monthly	(253,418)	(8,874)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	33,488	Monthly	(355,567)	4,892
AmerisourceBergen Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,116	Monthly	(265,474)	(16,167)
Amgen, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,142	Monthly	(379,240)	4,438
Amgen, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	957	Monthly	(317,492)	(1,538)
Analog Devices, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,197	Monthly	(276,632)	10,696
Anthem, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	266	Monthly	(141,520)	(364)
Aon PLC, Class A	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	816	Monthly	(281,877)	(20,710)
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,485	Monthly	(310,485)	(22,424)
Aptiv PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,624	Monthly	(236,887)	10,386
Aramark Services, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	11,586	Monthly	(377,795)	(10,594)
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,152	Monthly	(326,221)	(13,153)
AT&T, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	18,462	Monthly	(355,231)	(6,143)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Autodesk, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,148	Monthly	$(283,852)	$(2,294)
Avantor, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,986	Monthly	(133,376)	(28,221)
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,642	Monthly	(366,749)	4,629
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,241	Monthly	(239,154)	13,397
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,649	Monthly	(132,528)	(3,250)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	7,736	Monthly	(276,536)	(13,744)
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,680	Monthly	(294,601)	(3,473)
Bio-rad Laboratories, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	985	Monthly	(315,049)	(32,547)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,642	Monthly	(312,628)	(18,874)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,058	Monthly	(391,459)	(22,851)
Boston Properties, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,357	Monthly	(167,919)	(7,064)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	601	Monthly	(96,493)	(5,346)
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	365	Monthly	(17,744)	(2,152)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,341	Monthly	(315,515)	(19,044)
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,790	Monthly	(151,129)	(3,572)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	12,298	Monthly	(477,513)	(6,062)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,560	Monthly	(387,157)	(15,676)
Cardinal Health, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,822	Monthly	(183,565)	(7,614)
Carrier Global Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,992	Monthly	(189,131)	(916)
CBRE Group, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,567	Monthly	(176,292)	(26,095)
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	3,848	Monthly	(77,372)	(450)
Centene Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,392	Monthly	(316,154)	(43,057)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,028	Monthly	(390,352)	(68,619)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	864	Monthly	(328,078)	(47,632)
Chevron Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,626	Monthly	(260,924)	(3,951)
Cisco Systems, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,709	Monthly	(469,408)	(9,201)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	23,371	Monthly	(357,927)	20,917
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	758	Monthly	(50,553)	(474)
Coherent Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,691	Monthly	(117,829)	16,504
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,601	Monthly	(395,426)	(21,563)
Constellation Brands, Inc., Class A	U.S. Fed Funds + 0.15%	8/19/2026	Goldman Sachs	708	Monthly	(139,251)	2,482
Cummins, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	908	Monthly	(264,650)	713
CVS Health Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	5,021	Monthly	(288,589)	(12,011)
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,949	Monthly	(500,925)	(69,630)
Danaher Corp.	U.S. Fed Funds	1/23/2025	Barclays	1,399	Monthly	(387,635)	(36,640)
Deere & Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,149	Monthly	(426,904)	8,854
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	129	Monthly	(26,068)	336
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	6,732	Monthly	(365,918)	(7,304)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Ebay, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	5,835	Monthly	$(324,123)	$(9,558)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	10,167	Monthly	(379,313)	(19,604)
EQT Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	6,575	Monthly	(191,634)	6,441
Equifax, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	558	Monthly	(176,439)	(6,277)
Equity Residential	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	5,533	Monthly	(384,074)	(7,886)
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,256	Monthly	(160,354)	6,092
FedEx Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	930	Monthly	(264,170)	(4,991)
FedEx Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	923	Monthly	(278,977)	2,557
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,431	Monthly	(378,549)	(11,003)
FMC Corp.	U.S. Fed Funds	1/23/2025	Barclays	3,767	Monthly	(204,669)	(1,578)
Foot Locker, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	5,418	Monthly	(157,447)	(17,934)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	14,801	Monthly	(159,540)	32,577
Fox Corp., Class A	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	364	Monthly	(13,831)	(349)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,430	Monthly	(79,550)	(1,709)
General Dynamics Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	155	Monthly	(46,253)	(1,436)
Gilead Sciences, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	935	Monthly	(71,055)	(1,298)
Graphic Packaging Holding Company	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	11,595	Monthly	(328,172)	(25,062)
Hasbro, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,862	Monthly	(99,462)	(7,113)
HEICO Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,349	Monthly	(325,218)	(20,668)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	70	Monthly	(15,027)	0
Hologic, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	226	Monthly	(18,406)	(927)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	20,098	Monthly	(351,122)	16,873
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,451	Monthly	(385,077)	(61,335)
Humana, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	789	Monthly	(284,387)	7,882
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,340	Monthly	(302,986)	35,438
Intercontinental Exchange, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,157	Monthly	(326,227)	(7,379)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,796	Monthly	(344,880)	(4,576)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,554	Monthly	(298,405)	(3,935)
International Flavors & Fragrances, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,599	Monthly	(158,888)	(1,962)
International Paper Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,346	Monthly	(201,588)	(9,756)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	3,863	Monthly	(395,745)	(8,943)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,705	Monthly	(174,527)	(7,334)
Johnson Controls International PLC	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,157	Monthly	(125,123)	(2,344)
Johnson Controls International PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,398	Monthly	(72,613)	(1,553)
KB Home	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,512	Monthly	(388,393)	(48,177)
Keurig Dr Pepper, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	9,238	Monthly	(316,330)	(13,047)
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,585	Monthly	(318,769)	(14,075)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Kohls Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	17,259	Monthly	$(373,540)	$(22,784)
Kohls Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	7,564	Monthly	(277,952)	(4,447)
Kraft Heinz Foods Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	11,121	Monthly	(391,151)	(26,160)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.14)%	8/19/2026	Goldman Sachs	5,633	Monthly	(357,239)	21,045
Lennar Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	103	Monthly	(18,189)	(718)
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	176	Monthly	(48,628)	(2,165)
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	542	Monthly	(22,493)	(1)
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,914	Monthly	(190,003)	(6,579)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	328	Monthly	(74,554)	5,130
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,477	Monthly	(327,736)	(11,274)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,762	Monthly	(391,338)	(6,393)
Marvell Technology, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,123	Monthly	(275,183)	33,671
Match Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,412	Monthly	(53,794)	(5,007)
McKesson Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	606	Monthly	(373,508)	(20,210)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	5,140	Monthly	(393,882)	(37,114)
Mohawk Industries, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	13	Monthly	(2,090)	(429)
Moodys Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	145	Monthly	(66,097)	(1,201)
Murphy Oil USA, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	56	Monthly	(28,217)	(1,137)
Nasdaq, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,763	Monthly	(322,015)	(21,803)
NextEra Energy, Inc.	U.S. Fed Funds + (0.13)%	8/19/2026	Goldman Sachs	3,951	Monthly	(333,702)	(9,700)
Nordstrom, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	7,430	Monthly	(169,128)	(11,092)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,826	Monthly	(286,978)	1,464
Nucor Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	916	Monthly	(148,950)	1,043
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	5,725	Monthly	(347,792)	2,635
Oneok, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,862	Monthly	(320,820)	(4,136)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,139	Monthly	(297,303)	12,916
Oracle Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,243	Monthly	(173,008)	3,441
Paccar, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	652	Monthly	(64,289)	(342)
Penn National Gaming, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	7,962	Monthly	(158,830)	(9,781)
Perkinelmer, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,528	Monthly	(317,230)	(37,406)
Pfizer, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	12,282	Monthly	(375,092)	(32,056)
Pfizer, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	10,319	Monthly	(315,142)	(14,859)
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,142	Monthly	(105,972)	(687)
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,849	Monthly	(327,740)	(22,270)
Prologis, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,576	Monthly	(323,774)	(29,054)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,009	Monthly	(376,273)	1,477
Public Service Enterprise Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,431	Monthly	(193,709)	(9,391)
PulteGroup, Inc.	U.S. Fed Funds + 0.05%	1/23/2025	Barclays	2,772	Monthly	(365,488)	(17,214)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	125	Monthly	(34,186)	115

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Realty Income Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	25	Monthly	$(1,436)	$(36)
Roper Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	57	Monthly	(31,013)	1,850
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	634	Monthly	(306,406)	(17,371)
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,394	Monthly	(211,896)	2,322
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,175	Monthly	(158,538)	(9,950)
Sempra Energy	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,870	Monthly	(149,301)	(7,836)
Sempra Energy	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,713	Monthly	(376,550)	(18,267)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,005	Monthly	(352,380)	(8,131)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	339	Monthly	(51,955)	1,519
Skyworks Solutions, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,964	Monthly	(222,887)	9,517
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	860	Monthly	(71,616)	(4,708)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,565	Monthly	(197,583)	(7,784)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	9,154	Monthly	(279,770)	6,485
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	11,314	Monthly	(304,160)	8,931
Stellantis N.V.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	5,946	Monthly	(99,103)	24,038
Stellantis N.V.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	11,575	Monthly	(192,610)	28,290
Suncor Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	666	Monthly	(26,587)	(759)
Synnex Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,503	Monthly	(297,725)	(9,020)
Take-Two Interactive Software, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,929	Monthly	(289,734)	6,001
Tapestry, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	340	Monthly	(13,599)	844
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	675	Monthly	(91,314)	642
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	9,005	Monthly	(381,902)	(44,395)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,810	Monthly	(186,141)	(289)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,706	Monthly	(45,481)	919
Tempur Sealy International, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	5,935	Monthly	(310,347)	(5,882)
Tesla, Inc.	U.S. Fed Funds + (0.05)%	8/19/2026	Goldman Sachs	1,640	Monthly	(379,763)	28,121
Texas Instruments, Inc.	U.S. Fed Funds + 0.30%	1/23/2025	Barclays	1,430	Monthly	(291,127)	3,282
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	447	Monthly	(81,479)	(1,390)
TopBuild Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	172	Monthly	(82,099)	(15,788)
Transocean Ltd.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	32,757	Monthly	(189,460)	(12,572)
Transocean Ltd.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,197	Monthly	(12,686)	(1,569)
Trimble, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,884	Monthly	(102,629)	5,324
Tyson Foods, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,848	Monthly	(598,522)	(32,557)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	475	Monthly	(61,893)	(1,303)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	509	Monthly	(384,932)	(9,112)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	51	Monthly	(54,506)	(638)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,243	Monthly	(695,771)	(72,173)

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
VF Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	19,656	Monthly	$(332,800)	$(70,786)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	26,812	Monthly	(322,454)	(37,979)
VICI Properties, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,703	Monthly	(84,401)	(2,149)
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	26,815	Monthly	(317,946)	(14,936)
Walmart, Inc.	U.S. Fed Funds + 0.05%	1/23/2025	Barclays	9,053	Monthly	(621,398)	15,752
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	36,615	Monthly	(316,133)	(44,450)
Waste Connections, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	525	Monthly	(80,244)	1,251
Welltower, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,877	Monthly	(319,412)	(16,349)
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	3,449	Monthly	(351,273)	15,390
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	10,731	Monthly	(460,237)	20,189
Xylem, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,736	Monthly	(231,478)	10,416
Total (Cost $43,122,354)				857,469		$(44,456,215)	$(1,333,861)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2024: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 41 (Pay Quarterly)	3.31%	5.00%	6/20/2029	USD	450,000	$33,088	$28,558	$4,530
Markit CDX North America Investment Grade Index Series 42 (Pay Quarterly)	0.52%	1.00%	6/20/2029	USD	1,110,000	24,919	24,806	113
Total						$58,007	$53,364	$4,643

Morningstar Funds Trust    July 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$2,182,119	$—	$2,182,119
Common Stocks	51,936,546	—	—*	51,936,546
Convertible Bonds	—	69,872,029	—	69,872,029
Convertible Preferred Stocks	1,534,240	1,169,968	—	2,704,208
Corporate Bonds	—	41,687,265	—	41,687,265
Foreign Issuer Bonds	—	6,885,676	—	6,885,676
Mortgage-Backed Securities	—	27,795,829	—	27,795,829
Preferred Stocks	3,419,026	—	—	3,419,026
Rights	—	—	265,798	265,798
Short-Term Investments	11,363,279	11,910,329	—	23,273,608
Purchased Options	1,035	920	—	1,955
Total Assets – Investments at value	$68,254,126	$161,504,135	$265,798	$230,024,059
Liabilities:
Common Stocks	$(30,236,512)	$—	$—	$(30,236,512)
Rights	—	—	—*	—
Total Liabilities – Investments at value	$(30,236,512)	$—	$—	$(30,236,512)
Net Investments	$38,017,614	$161,504,135	$265,798	$199,787,547

*Includes securities determined to have no value as of July 31, 2024.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$404,615	$—	$—	$404,615
Forward Foreign Currency Exchange Contracts	—	387,526	—	387,526
Contracts for Difference	—	47,759,932	—	47,759,932
Swap Agreements	—	58,007	—	58,007
Total Assets - Derivative Financial Instruments	$404,615	$48,205,465	$—	$48,610,080
Liabilities:
Futures Contracts	$(403,519)	$—	$—	$(403,519)
Forward Foreign Currency Exchange Contracts	—	(404,584)	—	(404,584)
Contracts for Difference	—	(44,456,215)	—	(44,456,215)
Total Liabilities - Derivative Financial Instruments	$(403,519)	$(44,860,799)	$—	$(45,264,318)
Net Derivative Financial Instruments	$1,096	$3,344,666	$—	$3,345,762